UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-07447
                                                 ----------------

                           Phoenix Insight Funds Trust
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,             John H. Beers, Esq.
   Counsel and Secretary for Registrant         Vice President and Counsel
      Phoenix Life Insurance Company          Phoenix Life Insurance Company
             One American Row                        One American Row
          Hartford, CT 06103-2899                Hartford, CT 06130-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                                                         JUNE 30, 2006
--------------------------------------------------------------------------------

   SEMIANNUAL REPORT

--------------------------------------------------------------------------------

      PHOENIX INSIGHT FUNDS

         MONEY MARKET FUNDS

      o  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
      o  PHOENIX INSIGHT MONEY MARKET FUND
      o  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND

         FIXED INCOME FUNDS

      o  PHOENIX INSIGHT BOND FUND
      o  PHOENIX INSIGHT HIGH YIELD BOND FUND
      o  PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
      o  PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
      o  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
      o  PHOENIX INSIGHT TAX-EXEMPT BOND FUND

         EQUITY FUNDS

      o  PHOENIX INSIGHT BALANCED FUND
      o  PHOENIX INSIGHT CORE EQUITY FUND
      o  PHOENIX INSIGHT EMERGING MARKETS FUND
      o  PHOENIX INSIGHT EQUITY FUND
      o  PHOENIX INSIGHT INDEX FUND
      o  PHOENIX INSIGHT INTERNATIONAL FUND
      o  PHOENIX INSIGHT SMALL-CAP GROWTH FUND
      o  PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
      o  PHOENIX INSIGHT SMALL-CAP VALUE FUND

      TRUST NAME: PHOENIX INSIGHT FUNDS TRUST          WOULDN'T YOU RATHER
                                                       HAVE THIS DOCUMENT
                                                       E-MAILED TO YOU?
                                                       Eligible shareholders can
                                                       sign up for E-Delivery at
      PHOENIXFUNDS(SM) [LOGO]                          PhoenixFunds.com

       ------------------------------------------------------------------
          Mutual  funds are not insured by the FDIC;  are not deposits or other  obligations  of a bank and are not guaranteed by a
          bank;  and  are  subject  to  investment  risks,   including
          possible loss of the principal invested.
       ------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Insight Funds Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIX INSIGHT FUNDS SHAREHOLDER:

      I am pleased to provide you with this semiannual report on the performance of your Phoenix Insight Fund, formerly a Harris Insight Fund, for the six months ended June 30, 2006. It also provides detailed information about your fund's portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers, including most recently the investment professionals at Harris Investment Management. Today, the PhoenixFunds family draws from the vast expertise of 16 different management teams -- six Phoenix affiliates and ten outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for including PhoenixFunds in your financial plan.

Sincerely yours,

/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

JULY 2006

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                           -------------------------------------
                  LETTER TO SHAREHOLDERS      PAGE     1

                                GLOSSARY      PAGE     3

PORTFOLIO HOLDINGS BY SUMMARY WEIGHTINGS      PAGE     5

             DISCLOSURE OF FUND EXPENSES      PAGE     8

                STATEMENTS OF NET ASSETS      PAGE    12
                     MONEY MARKET FUNDS:
            Government Money Market Fund      Page    12
                       Money Market Fund      Page    13
            Tax-Exempt Money Market Fund      Page    15

                     FIXED INCOME FUNDS:
                               Bond Fund      Page    20
                    High Yield Bond Fund      Page    25
       Intermediate Government Bond Fund      Page    29
       Intermediate Tax-Exempt Bond Fund      Page    31
            Short/Intermediate Bond Fund      Page    35
                    Tax-Exempt Bond Fund      Page    40

                           EQUITY FUNDS:
                           Balanced Fund      Page    43
                        Core Equity Fund      Page    50
                   Emerging Markets Fund      Page    53
                             Equity Fund      Page    56
                              Index Fund      Page    59
                      International Fund      Page    68
                   Small-Cap Growth Fund      Page    71
              Small-Cap Opportunity Fund      Page    74
                    Small-Cap Value Fund      Page    78

                STATEMENTS OF OPERATIONS      PAGE    82

     STATEMENTS OF CHANGES IN NET ASSETS      PAGE    86

                    FINANCIAL HIGHLIGHTS      PAGE    94

           NOTES TO FINANCIAL STATEMENTS      PAGE   110

        BOARD OF TRUSTEES' CONSIDERATION      PAGE   135
                  OF INVESTMENT ADVISORY
              AND SUBADVISORY AGREEMENTS

          RESULTS OF SHAREHOLDER MEETING      PAGE   138

                  FUND MANAGEMENT TABLES      PAGE   142
                                           -------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC

American Municipal Bond Assurance Corporation

FGIC

Financial Guaranty Insurance Company

FHLMC

Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"

Federal National Mortgage Association

GDR (GLOBAL DEPOSITARY RECEIPT)

A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

GNMA OR "GINNIE MAE"

Government National Mortgage Association

MBIA

Municipal Bond Insurance Association

NET ASSET VALUE PER SHARE (NAV)

measures the market worth of one share of a mutual fund, calculated by subtracting a fund's liabilities from total assets (securities, cash and any accrued earnings) and dividing by the number of shares outstanding.

OVERSEAS PRIVATE INVESTMENT CORPORATION (OPIC)

An independent U.S. Government Agency, which mobilizes and facilitates the participation of U.S. private capital and skills in 150 countries and areas around the world.

PUBLIC OFFERING PRICE (POP)

is the price at which a fund's shares can be purchased and includes the current net asset value (NAV) per share plus any sales charges.

Q-SBLF (QUALIFIED SCHOOL BOARD LOAN FUND)

The State of Michigan's guarantee on the bonds. The term "qualified bonds" are general obligation bonds of school districts issued for capital expenditures to moderate the local tax burden.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SBA

Small Business Administration.

--------------------------------------------------------------------------------

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

XLCA

XL Capital Assurance

YANKEE BOND

A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

                              PHOENIX INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      The following tables present for each Fund portfolio holdings within certain categories and the percent of total investments attributable to each category.

PHOENIX INSIGHT MONEY MARKET FUNDS

-----------------------------------------------

          GOVERNMENT MONEY MARKET FUND
          ----------------------------

Federal Agency Securities                   62%
Repurchase Agreements                       38
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

               MONEY MARKET FUND
               -----------------

Domestic Corporate Bonds                    49%
Commercial Paper                            38
Time Deposits                                6
Repurchase Agreements                        4
Asset-Backed Securities                      2
Municipal Bonds                              1
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

          TAX-EXEMPT MONEY MARKET FUND
          ----------------------------

Illinois                                    21%
Texas                                       18
Indiana                                      8
California                                   6
Florida                                      6
Georgia                                      4
Michigan                                     3
Other                                       34
                                         -----
                                         100.0%

-----------------------------------------------

PHOENIX INSIGHT FIXED INCOME FUNDS

-----------------------------------------------

                  BOND FUND
                  ---------

Domestic Corporate Bonds                    28%
Agency Mortgage-Backed Securities           25
Federal Agency Securities                   25
U.S. Government Securities                  18
Foreign Corporate Bonds                      4
                                         -----
                                         100.0%

-----------------------------------------------

PHOENIX INSIGHT FIXED INCOME FUNDS (CONTINUED)

-----------------------------------------------

              HIGH YIELD BOND FUND
              --------------------

Domestic Corporate Bonds                    85%
Foreign Corporate Bonds                     10
Federal Agency Securities                    4
Domestic Corporate Bonds                     1
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

       INTERMEDIATE GOVERNMENT BOND FUND
       ---------------------------------

Agency Mortgage-Backed Securities           31%
U.S. Government Securities                  23
Federal Agency Securities                   16
Agency Non-Mortgage-Backed Securities       10
Foreign Government Securities                9
Domestic Corporate Bonds                     7
Asset-Backed Securities                      3
Other                                        1
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

       INTERMEDIATE TAX-EXEMPT BOND FUND
       ---------------------------------

Illinois                                    12%
Ohio                                        12
California                                   9
Massachusetts                                8
Pennsylvania                                 8
New York                                     6
New Jersey                                   6
Other                                       39
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

          SHORT/INTERMEDIATE BOND FUND
          ----------------------------

Domestic Corporate Bonds                    38%
Non-Agency Mortgage-Backed Securities       15
Agency Mortgage-Backed Securities           14
Asset-Backed Securities                     12
U.S. Government Securities                  11
Foreign Corporate Bonds                      4
Agency Non-Mortgage-Backed Securities        3
Other                                        3
                                         -----
                                         100.0%

-----------------------------------------------

                              PHOENIX INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      The following tables present for each Fund portfolio holdings within certain categories and the percent of total investments attributable to each category.

PHOENIX INSIGHT FIXED INCOME FUNDS (CONTINUED)

-----------------------------------------------

              TAX-EXEMPT BOND FUND
              --------------------

Illinois                                    14%
Texas                                       14
Massachusetts                               13
Ohio                                        12
New Jersey                                   9
Georgia                                      4
Minnesota                                    4
Other                                       30
                                         -----
                                         100.0%

-----------------------------------------------

PHOENIX INSIGHT EQUITY FUNDS

-----------------------------------------------

                 BALANCED FUND
                 -------------

Domestic Common Stocks                      60%
Agency Mortgage-Backed Securities           11
Domestic Corporate Bonds                     8
Non-Agency Mortgage-Backed Securities        8
U.S. Government Securities                   6
Asset-Backed Securities                      2
Agency Non-Mortgage-Backed Securities        2
Other                                        3
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

               CORE EQUITY FUND
               ----------------

Financials                                  24%
Information Technology                      16
Health Care                                 12
Energy                                      11
Industrials                                 10
Consumer Staples                             8
Utilities                                    7
Other                                       12
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

             EMERGING MARKETS FUND
             ---------------------

South Korea                                 24%
Brazil                                      15
South Africa                                13
Mexico                                      12
Taiwan                                       9
Hong Kong                                    8
India                                        7
Other                                       12
                                         -----
                                         100.0%

-----------------------------------------------

PHOENIX INSIGHT EQUITY FUNDS (CONTINUED)

-----------------------------------------------

                  EQUITY FUND
                  -----------

Financials                                  35%
Energy                                      16
Information Technology                       9
Industrials                                  8
Utilities                                    7
Health Care                                  7
Materials                                    5
Other                                       13
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

                  INDEX FUND
                  ----------

Financials                                  21%
Information Technology                      15
Health Care                                 12
Industrials                                 11
Consumer Discretionary                      10
Energy                                      10
Consumer Staples                             9
Other                                       12
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

              INTERNATIONAL FUND
              ------------------

United Kingdom                              28%
Japan                                       10
Switzerland                                 10
Spain                                        8
France                                       8
Netherlands                                  4
Ireland                                      3
Other                                       29
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

             SMALL-CAP GROWTH FUND
             ---------------------

Information Technology                      23%
Health Care                                 17
Financials                                  15
Consumer Discretionary                      14
Industrials                                 13
Energy                                       9
Consumer Staples                             3
Other                                        6
                                         -----
                                         100.0%

-----------------------------------------------

                              PHOENIX INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      The following tables present for each Fund portfolio holdings within certain categories and the percent of total investments attributable to each category.

PHOENIX INSIGHT EQUITY FUNDS (CONTINUED)

-----------------------------------------------

           SMALL-CAP OPPORTUNITY FUND
           --------------------------

Information Technology                      19%
Financials                                  18
Consumer Discretionary                      18
Health Care                                 15
Industrials                                 11
Energy                                       7
Materials                                    6
Other                                        6
                                         -----
                                         100.0%

-----------------------------------------------

-----------------------------------------------

              SMALL-CAP VALUE FUND
              --------------------

Financials                                  29%
Information Technology                      17
Consumer Discretionary                      14
Industrials                                 13
Health Care                                  9
Energy                                       9
Materials                                    6
Other                                        3
                                         -----
                                         100.0%

-----------------------------------------------

                              PHOENIX INSIGHT FUNDS
                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)
--------------------------------------------------------------------------------

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Phoenix Insight Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Phoenix Insight Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period. The following Expense Tables illustrate your fund's costs in two ways.

o     ACTUAL EXPENSES.

      This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

o     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES.

      This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

o     FOR CLASS C (SINCE INCEPTION DATE) ONLY.

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the class to June 30, 2006. Again please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If you have incurred transactional costs, your costs could have been higher.

EXPENSE TABLE

PHOENIX INSIGHT MONEY MARKET FUNDS

---------------------------------------------------------------------------------------------------------------
                                                               Beginning      Ending                  Expenses
                                                                Account      Account     Annualized     Paid
                                                                 Value        Value        Expense     During
                                                                12/31/05     06/30/06       Ratio     Period**
---------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,023.10        0.54%   $   2.71
Class I ....................................................     1,000.00     1,022.80        0.22%       1.10

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,022.08        0.54%       2.71
Class I ....................................................     1,000.00     1,023.69        0.22%       1.10

---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,024.00         0.51%  $   2.56
Class I ....................................................     1,000.00     1,023.20         0.17%      0.85
Exchange Shares ............................................     1,000.00     1,023.20         0.17%      0.85

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,022.23         0.51%      2.56
Class I ....................................................     1,000.00     1,023.94         0.17%      0.85
Exchange Shares ............................................     1,000.00     1,023.94         0.17%      0.85

---------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,016.20        0.52%   $   2.60
Class I ....................................................     1,000.00     1,016.60        0.17%       0.85

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,022.18        0.52%       2.61
Class I ....................................................     1,000.00     1,023.94        0.17%       0.85

---------------------------------------------------------------------------------------------------------------

** Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
      (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

      You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              PHOENIX INSIGHT FUNDS
                     DISCLOSURE OF FUND EXPENSES (CONTINUED)
                                   (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSE TABLE

PHOENIX INSIGHT FIXED INCOME FUNDS

---------------------------------------------------------------------------------------------------------------
                                                               Beginning      Ending                  Expenses
                                                                Account      Account     Annualized     Paid
                                                                 Value        Value        Expense     During
                                                                12/31/05     06/30/06       Ratio     Period**
---------------------------------------------------------------------------------------------------------------
BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $   984.40         0.82%  $   4.03
Class C ....................................................     1,000.00     1,005.80         1.60%      0.18*
Class I ....................................................     1,000.00       985.70         0.54%      2.66

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,020.68         0.82%      4.12
Class C ....................................................     1,000.00     1,016.76         1.60%      8.03
Class I ....................................................     1,000.00     1,022.08         0.54%      2.71

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.37         1.60%      0.18

---------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,000.90         0.84%  $   4.17
Class C ....................................................     1,000.00     1,005.90         1.77%      0.19*
Class I ....................................................     1,000.00     1,002.10         0.59%      2.93

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,020.58         0.84%      4.22
Class C ....................................................     1,000.00     1,015.91         1.77%      8.89
Class I ....................................................     1,000.00     1,021.83         0.59%      2.96

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.35         1.77%      0.19

---------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,002.50         0.69%  $   3.43
Class I ....................................................     1,000.00     1,003.70         0.44%      2.19

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,021.33         0.69%      3.46
Class I ....................................................     1,000.00     1,022.59         0.44%      2.21

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                               Beginning      Ending                  Expenses
                                                                Account      Account     Annualized     Paid
                                                                 Value        Value        Expense     During
                                                                12/31/05     06/30/06       Ratio     Period**
---------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,000.30         0.70%  $   3.47
Class C ....................................................     1,000.00     1,001.40         1.60%      0.18*
Class I ....................................................     1,000.00     1,001.60         0.42%      2.08

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,021.28         0.70%      3.51
Class C ....................................................     1,000.00     1,016.76         1.60%      8.03
Class I ....................................................     1,000.00     1,022.69         0.42%      2.11

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.37         1.60%      0.18

---------------------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,000.20         0.82%  $   4.07
Class C ....................................................     1,000.00     1,003.50         1.69%      0.19*
Class I ....................................................     1,000.00     1,002.40         0.56%      2.78

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,020.68         0.82%      4.12
Class C ....................................................     1,000.00     1,016.31         1.69%      8.48
Class I ....................................................     1,000.00     1,021.98         0.56%      2.81

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.36         1.69%      0.19

---------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,001.10         0.73%  $   3.62
Class C ....................................................     1,000.00     1,001.50         1.62%      0.18*
Class I ....................................................     1,000.00     1,002.30         0.47%      2.33

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,021.13         0.73%      3.66
Class C ....................................................     1,000.00     1,016.66         1.62%      8.13
Class I ....................................................     1,000.00     1,022.43         0.47%      2.36

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.37         1.62%      0.18

---------------------------------------------------------------------------------------------------------------

*     Actual expenses for Class C based on inception date of 06/26/06.

** Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
      (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

+ Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses if applicable multiplied by the average account value over the period, multiplied by the number of days
      (4) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

      You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              PHOENIX INSIGHT FUNDS
                    DISCLOSURE OF FUND EXPENSES (CONTINUED)
                                   (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSE TABLE

PHOENIX INSIGHT EQUITY FUNDS

---------------------------------------------------------------------------------------------------------------
                                                               Beginning      Ending                  Expenses
                                                                Account      Account     Annualized     Paid
                                                                 Value        Value        Expense     During
                                                                12/31/05     06/30/06       Ratio     Period**
---------------------------------------------------------------------------------------------------------------
BALANCED FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,010.70         1.04%  $   5.18
Class C ....................................................     1,000.00     1,016.90         1.82%      0.20*
Class I ....................................................     1,000.00     1,011.80         0.77%      3.84

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,019.57         1.04%      5.22
Class C ....................................................     1,000.00     1,015.66         1.82%      9.14
Class I ....................................................     1,000.00     1,020.93         0.77%      3.87

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.35         1.82%      0.20

---------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,023.90         1.16%  $   5.82
Class C ....................................................     1,000.00     1,019.60         1.94%      0.21*
Class I ....................................................     1,000.00     1,024.90         0.90%      4.52

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,018.97         1.16%      5.82
Class C ....................................................     1,000.00     1,015.05         1.94%      9.74
Class I ....................................................     1,000.00     1,020.28         0.90%      4.52

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.34         1.94%      0.21

---------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,058.40         1.59%  $   8.11
Class C ....................................................     1,000.00     1,059.80         2.55%      0.29*
Class I ....................................................     1,000.00     1,060.00         1.31%      6.69

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,016.81         1.59%      7.98
Class C ....................................................     1,000.00     1,011.99         2.55%     12.80
Class I ....................................................     1,000.00     1,018.22         1.31%      6.58

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.27         2.55%      0.28

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                               Beginning      Ending                  Expenses
                                                                Account      Account     Annualized     Paid
                                                                 Value        Value        Expense     During
                                                                12/31/05     06/30/06       Ratio     Period**
---------------------------------------------------------------------------------------------------------------
EQUITY FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,064.30         1.06%  $   5.43
Class C ....................................................     1,000.00     1,026.80         1.88%      0.21*
Class I ....................................................     1,000.00     1,065.60         0.86%      4.40

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,019.47         1.06%      5.32
Class C ....................................................     1,000.00     1,015.36         1.88%      9.44
Class I ....................................................     1,000.00     1,020.48         0.86%      4.32

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.34         1.88%      0.21

---------------------------------------------------------------------------------------------------------------
INDEX FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,036.90         0.54%  $   2.73
Class I ....................................................     1,000.00     1,036.30         0.41%      2.07

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,022.08         0.54%      2.71
Class I ....................................................     1,000.00     1,022.74         0.41%      2.06

---------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,101.30         1.28%  $   6.67
Class C ....................................................     1,000.00     1,038.40         2.02%      0.23*
Class I ....................................................     1,000.00     1,102.90         1.02%      5.32

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,018.37         1.28%      6.43
Class C ....................................................     1,000.00     1,014.65         2.02%     10.14
Class I ....................................................     1,000.00     1,019.67         1.02%      5.12

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.33         2.02%      0.22

---------------------------------------------------------------------------------------------------------------

                              PHOENIX INSIGHT FUNDS
                    DISCLOSURE OF FUND EXPENSES (CONTINUED)
                                   (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSE TABLE

PHOENIX INSIGHT EQUITY FUNDS

---------------------------------------------------------------------------------------------------------------
                                                               Beginning      Ending                  Expenses
                                                                Account      Account     Annualized     Paid
                                                                 Value        Value        Expense     During
                                                                12/31/05     06/30/06       Ratio     Period**
---------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,035.60         1.41%  $   0.16*
Class C ....................................................     1,000.00     1,034.90         2.14%      0.24*
Class I ....................................................     1,000.00     1,034.00         0.97%      4.89

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,017.72         1.41%      7.08
Class C ....................................................     1,000.00     1,014.05         2.14%     10.74
Class I ....................................................     1,000.00     1,019.92         0.97%      4.87

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class A+ ...................................................     1,000.00     1,000.39         1.41%      0.15
Class C+ ...................................................     1,000.00     1,000.31         2.14%      0.23

---------------------------------------------------------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,050.10         1.18%  $   6.00
Class C ....................................................     1,000.00     1,027.60         2.00%      0.22*
Class I ....................................................     1,000.00     1,051.60         0.93%      4.73

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,018.87         1.18%      5.92
Class C ....................................................     1,000.00     1,014.75         2.00%     10.04
Class I ....................................................     1,000.00     1,020.13         0.93%      4.67

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.33         2.00%      0.22

---------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A ....................................................   $ 1,000.00   $ 1,034.60         1.12%  $   5.65
Class C ....................................................     1,000.00     1,031.30         1.94%      0.22*
Class I ....................................................     1,000.00     1,035.90         0.86%      4.34

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ....................................................     1,000.00     1,019.17         1.12%      5.62
Class C ....................................................     1,000.00     1,015.05         1.94%      9.74
Class I ....................................................     1,000.00     1,020.48         0.86%      4.32

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class C+ ...................................................     1,000.00     1,000.34         1.94%      0.21

---------------------------------------------------------------------------------------------------------------

* Actual expenses for Class C based on inception date of 06/26/06. Actual expenses for Small Cap Growth Fund Class A based on inception date of 06/26/06.

** Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses if applicable multiplied by the average account value over the period, multiplied by the number of days
      (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

+ Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses if applicable multiplied by the average account value over the period, multiplied by the number of days
      (4) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

      You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
FEDERAL AGENCY SECURITIES -- 12.1%
FHLMC
     5.130%                                                                        07/03/06     $    20,000     $    19,994,300
FNMA
     4.950%                                                                        07/03/06          45,000          44,987,625
                                                                                                                ---------------
TOTAL FEDERAL AGENCY SECURITIES
   (Identified cost $64,981,925)                                                                                     64,981,925
                                                                                                                ---------------
FEDERAL AGENCY SECURITIES--VARIABLE(b) -- 49.8%
FHLB
     5.169% (08/21/06(c))                                                          07/21/06          60,000          59,995,007
     5.209% (12/15/06(c))                                                          09/15/06          18,000          17,997,107
FNMA
     5.010% (09/07/06(c))                                                          07/07/06          80,000          79,988,920
     5.307% (12/22/06(c))                                                          09/22/06          10,000           9,997,080
     5.312%                                                                        09/22/06          60,000          59,990,913
Overseas Private Investment Corp.
     5.280% (11/15/13(c))                                                          07/05/06          28,953          28,953,489
     5.280% (05/15/21(c))                                                          07/05/06           9,490           9,490,000
                                                                                                                ---------------
TOTAL FEDERAL AGENCY SECURITIES -- VARIABLE
   (Identified cost $266,412,516)                                                                                   266,412,516
                                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 38.3%
REPURCHASE AGREEMENTS -- 38.3%
Bank of America Securities LLC
   repurchase agreement, 5.23%
   dated 06/30/06, due 07/03/06,
   repurchase price $98,995,216,
   collateralized by FNMA 5%,
   06/01/35 market value
   $100,931,131
     5.230%                                                                        07/03/06          98,952          98,952,089
Bank of Tokyo NA
   repurchase agreement,
   5.30% dated 06/30/06,
   due 07/03/06, repurchase
   price $106,046,817,
   collateralized by FNMA
   5.181%, 06/01/35 market
   value $108,120,000
     5.300%                                                                        07/03/06         106,000         106,000,000
                                                                                                                ---------------
                                                                                                                    204,952,089
                                                                                                                ---------------

                                                                                                  SHARES
                                                                                                -----------
MONEY MARKET MUTUAL FUNDS -- 0.0%
AIM Short-Term Investment Trust
   Treasury Portfolio (seven day
   effective yield 4.80%)                                                                                15                  15
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $204,952,104)
                                                                                                                    204,952,104
                                                                                                                ---------------
TOTAL INVESTMENTS -- 100.2%
   (Identified cost $536,346,545)                                                                                   536,346,545(a)
                                                                                                                ---------------

OTHER ASSETS -- 0.1%
Receivables
   Interest                                                                                                     $       725,137
   Fund shares sold                                                                                                      10,362
Prepaid expenses                                                                                                         45,593
                                                                                                                ---------------
       Total assets                                                                                                 537,127,637
                                                                                                                ---------------
LIABILITIES -- (0.3)%
Cash overdraft                                                                                                           20,298
Payables
   Dividend distributions                                                                                             1,430,597
   Distribution and service fees                                                                                        147,460
   Investment advisory fee                                                                                               67,595
   Administration fees                                                                                                   26,911
   Transfer agent fee                                                                                                    13,366
   Trustees' fee                                                                                                          4,679
   Other accrued expenses                                                                                                21,226
                                                                                                                ---------------
       Total liabilities                                                                                              1,732,132
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   535,395,505
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $       535,314
Capital paid in on shares of beneficial interest                                                                    534,779,411
Undistributed net investment income                                                                                           3
Accumulated net realized gain                                                                                            80,777
                                                                                                                ---------------
NET ASSETS                                                                                                      $   535,395,505
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $196,705,706)                                                                196,655,953
Net asset value and offering price per share                                                                              $1.00

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $338,689,799)                                                                338,658,772
Net asset value and offering price per share                                                                              $1.00

----------
(a) Federal Income Tax Information: At June 30, 2006, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(c)   Denotes final maturity date.

                       See Notes to Financial Statements.

                        PHOENIX INSIGHT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
ASSET-BACKED SECURITIES -- 2.2%
G-Star, Ltd. 02-2A, A1MA 144A(b)(c)(d)
     5.393% (10/25/17)(e)                                                          07/25/06     $    29,996     $    29,996,327
Putnam Structured Product Funding 02-1A,
   A1MF 144A(b)(c)(d)
     5.269% (07/15/38)(e)                                                          07/17/06          76,000          76,000,000
                                                                                                                ---------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $105,996,327)                                                                                   105,996,327
                                                                                                                ---------------
COMMERCIAL PAPER -- 38.1%
Amsterdam Funding Corp.
     5.110%                                                                        07/06/06          32,000          31,977,289
     5.200%                                                                        07/06/06          44,000          43,968,222
     5.130%                                                                        07/10/06          57,000          56,926,897
Bishop's Gate
     5.320%                                                                        07/13/06          18,600          18,567,016
Broadhollow Funding LLC
     5.410%                                                                        11/02/06(f)       50,000          49,969,944
     5.120%                                                                        11/03/06(f)       55,000          54,960,889
     5.150%                                                                        11/03/06(f)       50,000          49,964,236
Compass Securitization LLC
     5.100%                                                                        07/05/06          71,713          71,672,363
     5.120%                                                                        07/07/06          31,475          31,448,141
     5.130%                                                                        07/07/06          20,000          19,982,900
     5.160%                                                                        07/13/06          47,200          47,118,816
Crown Point Capital LLC
     5.110%                                                                        07/05/06          20,497          20,485,362
     5.120%                                                                        07/05/06          21,276          21,263,896
     5.250%                                                                        07/17/06          50,000          49,883,333
Jupiter Securitization Corp.
     5.250%                                                                        07/18/06          27,065          26,997,901
Market Street Funding Corp.
     5.200%                                                                        07/14/06         100,000          99,812,222
Paradigm Funding LLC
     5.300%                                                                        07/03/06          48,000          47,985,867
     5.310%                                                                        07/05/06          75,000          74,955,750
     5.210%                                                                        07/10/06          25,076          25,043,339
     5.150%                                                                        07/11/06          52,000          51,925,611
Park Avenue Receivables Corp.
     5.150%                                                                        07/06/06          13,100          13,090,630
     5.200%                                                                        07/10/06          59,490          59,412,663
Park Granada LLC
     5.320%                                                                        11/04/06(f)      150,000         149,867,000
Sheffield Receivables Corp.
     5.200%                                                                        07/17/06          50,000          49,884,444
     5.220%                                                                        07/18/06          80,000          79,802,800
Solitaire Funding LLC
     5.170%                                                                        07/05/06          13,800          13,792,073
Strand Capital LLC
     4.960%                                                                        09/04/06(f)       65,000          64,955,222
     4.960%                                                                        09/08/06(f)      100,000          99,876,000
     5.110%                                                                        09/08/06(f)       45,000          44,942,513
Tasman Funding LLC
     5.100%                                                                        07/07/06         100,000          99,915,000
     5.290%                                                                        07/12/06          14,000          13,977,371
     5.250%                                                                        07/19/06          40,000          39,895,000
     5.270%                                                                        07/21/06          40,000          39,882,889
Thames Asset Global Securitization, Inc.
     5.100%                                                                        07/07/06          20,599          20,581,491
     5.110%                                                                        07/07/06          33,791          33,762,221
     5.320%                                                                        07/07/06          20,000          19,982,267

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
COMMERCIAL PAPER--CONTINUED
     5.140%                                                                        07/10/06     $    62,896     $    62,815,179
     5.180%                                                                        07/14/06          11,203          11,182,044
     5.200%                                                                        07/17/06          52,095          51,974,603
Windmill Funding Corp.
     5.190%                                                                        07/06/06          35,000          34,974,771
                                                                                                                ---------------
TOTAL COMMERCIAL PAPER
   (Identified cost $1,899,476,175)                                                                               1,899,476,175
                                                                                                                ---------------
MUNICIPAL BONDS -- 1.5%
ALASKA -- 0.1%
Alaska State Housing Finance Corp.
   Series B(c)
     5.440% (12/01/36(e))                                                          07/06/06           3,845           3,845,000
                                                                                                                ---------------
COLORADO -- 1.1%
Colorado State Housing & Finance
   Authority Series A1(c)
     5.430% (11/01/13(e))                                                          07/05/06           8,545           8,545,000
Colorado State Housing & Finance
   Authority Series B-1(c)
     5.430% (11/01/32(e))                                                          07/05/06          13,425          13,425,000
Colorado State Housing & Finance
   Authority Series B-2(c)
     5.430% (11/01/30(e))                                                          07/05/06          33,220          33,220,000
                                                                                                                ---------------
                                                                                                                     55,190,000
                                                                                                                ---------------
CONNECTICUT -- 0.2%
Connecticut State Housing Finance
   Authority(c)
     5.300% (11/15/16(e))                                                         07/06/06           8,301            8,301,000
                                                                                                                ---------------
UTAH -- 0.0%
Utah Housing Corp. Single Family
   Mortgage Series C-3(c)
     5.430% (07/01/33(e))                                                         07/07/06           1,010            1,010,000
                                                                                                                ---------------
WISCONSIN -- 0.1%
Madison Community Development
   Authority(c)
     5.350% (01/01/19(e))                                                         07/06/06           7,500            7,500,000
                                                                                                                ---------------
TOTAL MUNICIPAL BONDS
   (Identified cost $75,846,000)
                                                                                                                     75,846,000
                                                                                                                ---------------
DOMESTIC CORPORATE BONDS -- 48.6%
Alliance & Leicester plc144A
   (United Kingdom)(b)(c)(g)
     5.135% (12/08/10(e))                                                          07/10/06         165,000         165,000,000
Bank of New York Co., Inc.(c)
     5.160% (03/10/15(e))                                                          07/10/06         170,000         169,982,457
CC USA, Inc.144A(b)(c)
     5.209% (01/16/07(e))                                                          07/17/06         123,000         123,024,613
CFM International, Inc.(c)
     5.350% (01/01/10(e))                                                          07/03/06          20,480          20,480,000
Crown Point Capital, LLC 144A(b)
     5.178% (12/15/06(e))                                                          07/17/06         100,000          99,990,778
Dorada Finance, Inc.144A(b)(c)
     5.173% (09/15/06(e))                                                          07/17/06          60,000          59,999,299
Eli Lilly Services, Inc.144A(b)(c)
     5.079% 09/01/10(e))                                                           07/03/06          75,000          75,000,000
General Electric Capital Corp.(c)
     5.250% (07/09/07(e))                                                          07/10/06          15,000          15,000,000

                       See Notes to Financial Statements.

                        PHOENIX INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
DOMESTIC CORPORATE BONDS--CONTINUED
Goldman Sachs Group, Inc.(c)(h)
     5.214% (04/10/07(e))                                                          07/10/06     $    85,000     $    85,000,000
Goldman Sachs Group, Inc. 144A(b)(c)
     5.159%(d) (10/20/06(e))                                                       07/03/06          25,000          25,000,000
     5.299% (09/14/07(e))                                                          07/17/06         100,000         100,000,000
Harrier Finance Funding LLC 144A(b)(c)
     5.159% (03/15/07(e))                                                          07/17/06         105,000         104,992,607
     5.262% (02/23/07(e))                                                          07/24/06          63,000          62,995,909
     5.295% (01/29/07(e))                                                          07/27/06          55,000          54,996,823
K2 LLC 144A(b)(c)
     5.308%                                                                        07/25/06          65,000          65,000,466
     5.360% (01/30/07(e))                                                          07/31/06         100,000         100,023,272
     5.289% (03/16/07(e))                                                          09/15/06          60,000          59,995,771
Lehman Brothers Holdings, Inc.(c)
     5.384% (07/22/07(e))                                                          07/24/06         102,500         102,500,000
Lehman Brothers Holdings, Inc. Series G(c)
     5.200% (04/20/07(e))                                                          07/20/06          16,665          16,681,770
Money Market Trust A-2 144A(b)(c)(d)
     5.274% (09/07/07(e))                                                          07/17/06         208,000         208,000,000
National Rural Utilities Cooperative
   Finance Corp.(c)
     5.099% (06/01/11(e))                                                          07/03/06          70,000          70,000,000
Northern Rock plc 144A (United Kingdom)(b)(c)(g)
     5.130% (10/20/06(e))                                                          07/20/06          55,000          55,012,462
Rural Electric Cooperative Grantor Trust
   (Kansas Electric Power Cooperative)(c)
     5.320% (12/18/17(e))                                                          07/05/06          10,240          10,240,000
Sigma Finance, Inc. 144A(b)(c)
     5.239% (06/21/07(e))                                                          07/20/06         175,000         174,982,979
Tango Finance Corp.144A(b)(c)
     5.130% (08/11/06(e))                                                          07/11/06          55,000          54,999,382
     5.159% (08/15/06(e))                                                          07/17/06         132,000         131,998,373
     5.227% (11/16/06(e))                                                          07/20/06          60,000          59,997,821
Westdeutsche Landesbank
   AG 144A (Germany)(b)(c)(g)
     5.210% (03/10/15(e))                                                          07/10/06         100,000         100,000,000
White Pine Finance LLC 144A(b)(c)
     5.273%                                                                        07/25/06          50,000          49,999,335
                                                                                                                ---------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $2,420,894,117)
                                                                                                                  2,420,894,117
                                                                                                                ---------------
TIME DEPOSITS - 6.2%
Royal Bank of Scotland
     5.280%                                                                        07/03/06         200,000         200,000,000
Sun Trust Bank
     5.250%                                                                        07/03/06         108,987         108,986,673
                                                                                                                ---------------
TOTAL TIME DEPOSITS
   (Identified cost $308,986,673)                                                                                   308,986,673
                                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 3.7%
REPURCHASE AGREEMENTS -- 3.7%
Bank of Tokyo NA
   repurchase agreement, 5.30% dated
   06/30/06, due 07/03/06, repurchase price
   $184,081,267, collateralized by FNMA
   4.811%-4.953% 06/01/35 market value
   $187,680,000.
     5.300%                                                                        07/03/06         184,000         184,000,000
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $184,000,000)
                                                                                                                    184,000,000
                                                                                                                ---------------

                                                                                                                     VALUE
                                                                                                                ---------------
TOTAL INVESTMENTS -- 100.3%
   (Identified cost $4,995,199,292)                                                                             $ 4,995,199,292(a)
                                                                                                                ---------------
OTHER ASSETS -- 0.1%
Cash                                                                                                                    439,224
Receivables
   Interest                                                                                                           7,191,298
   Fund shares sold                                                                                                      59,945
Prepaid expenses                                                                                                        161,788
                                                                                                                ---------------
       Total assets                                                                                               5,003,051,547
                                                                                                                ---------------
LIABILITIES -- (0.4)%
Payables
   Dividend distributions                                                                                            18,553,351
   Investment advisory fee                                                                                              703,001
   Distribution and service fees                                                                                        600,660
   Administration fees                                                                                                  298,220
   Transfer agent fee                                                                                                    67,131
   Trustees' fee                                                                                                         66,016
   Other accrued expenses                                                                                               138,424
                                                                                                                ---------------
       Total liabilities                                                                                             20,426,803
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $ 4,982,624,744
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $     4,983,242
Capital paid in on shares of beneficial interest                                                                  4,978,259,690
Distributions in excess of net investment income                                                                            (21)
Accumulated net realized loss                                                                                          (618,167)
                                                                                                                ---------------
NET ASSETS                                                                                                      $ 4,982,624,744
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $731,093,719)                                                                731,177,339
Net asset value and offering price per share                                                                              $1.00

EXCHANGE SHARES
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $1,055,919,780)                                                            1,056,073,329
Net asset value and offering price per share                                                                              $1.00

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $3,195,611,245)                                                            3,195,992,264
Net asset value and offering price per share                                                                              $1.00

----------
(a) Federal Income Tax Information: At June 30, 2006 the aggregate cost of securities for federal income tax purposes was the same as book cost.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $2,037,006,217 or 40.9% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Illiquid and Restricted. At June 30, 2006, these securities amounted to a value of $338,996,327 or 6.8% of net assets.

(e)   Denotes final maturity date.

(f) These securities allow the issuer to extend the maturity date. The date shown is the date to which the security can be extended. Such securities could mature earlier than the extension date.

(g) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described on note 2G "Foreign security country determination" in the Notes to Financial Statements.

(h) Illiquid. At June 30, 2006, this security amounted to a value of $85,000,000 or 1.7% of net assets.

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
MUNICIPAL BONDS(h) -- 99.2%
ALABAMA -- 2.8%
Chatom Industrial Development Board
   Pollution Control (Alabama Electric
   Project)(c)
     4.100% (08/15/ 14(j))                                                         07/07/06     $     3,050     $     3,050,000
Columbia Industrial Development Board
   Pollution Control (Alabama Power Co.
   Project) Series C(c)
     4.050% (10/01/22(j))                                                          07/01/06           5,200           5,200,000
Columbia Industrial Development Board
   Pollution Control (Alabama Power Co.
   Project) Series D(c)
     4.050% (10/01/22(j))                                                          07/01/06           3,200           3,200,000
Jefferson County Sewer Series C-2
   (XLCA Insured)(c)
     4.000% (02/01/40(j))                                                          07/07/06          12,000          12,000,000
Jefferson County Sewer Series C-4
   (XLCA Insured)(c)
     3.980% (02/01/40(j))                                                          07/07/06          10,000          10,000,000
                                                                                                                ---------------
                                                                                                                     33,450,000
                                                                                                                ---------------
ALASKA -- 2.4%
Alaska State Housing Finance Corp.
   (Spears) Series DB-132 144A (FGIC
   Insured)(b)(c)
     4.000% (12/01/41(j))                                                          07/07/06           5,235           5,235,000
Alaska State Housing Finance Corp.
   (University of Alaska) Series A(c)
     4.030% (12/01/27(j))                                                          07/07/06          23,300          23,300,000
                                                                                                                ---------------
                                                                                                                     28,535,000
                                                                                                                ---------------
ARIZONA -- 2.1%
ABN-AMRO Munitops Certificates
   Trust (MBIA Insured)(c)
     4.020% (08/01/13(j))                                                          07/07/06           8,695           8,695,000
Salt River Project Agricultural
   Improvement & Power District
   Electrical Systems (Eagle) Series
   060014, A 144A(b)(c)
     4.020% (01/01/35(j))                                                          07/07/06           6,000           6,000,000
Salt River Project Agricultural
   Improvement & Power District
   Electrical Systems Series 026010,
   A 144A(b)(c) (01/01/25(j))
     4.020%                                                                        07/07/06           9,900           9,900,000
                                                                                                                ---------------
                                                                                                                     24,595,000
                                                                                                                ---------------
CALIFORNIA -- 6.1%
California Health Facilities Financing
   Authority(c)
     3.980% (06/01/41(j))                                                          07/07/06          12,000          12,000,000
Reset Optional Certificates Trust(c)
     4.070% (03/01/07(j))                                                          07/07/06          60,995          60,995,000
                                                                                                                ---------------
                                                                                                                     72,995,000
                                                                                                                ---------------
COLORADO -- 1.4%
Westminster Economic Development
   Authority(c)
     3.980% (12/01/28(j))                                                          07/07/06           5,690           5,690,000

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
COLORADO--CONTINUED
Westminster Economic Development
   Authority (North Huron Urban Renewal
   Project)(c)
     3.980% (12/01/28(j))                                                          07/07/06     $    10,450     $    10,450,000
                                                                                                                ---------------
                                                                                                                     16,140,000
                                                                                                                ---------------
CONNECTICUT -- 0.3%
Connecticut State Special Tax Obligation
   (Transportation Infrastructure Purposes)
   Series 2 (AMBAC Insured)(c)
     3.980% (02/01/22(j))                                                          07/07/06           3,600           3,600,000
                                                                                                                ---------------
FLORIDA -- 6.0%
Dade County Industrial Development
   Authority Exempt Facilities (Florida
   Power & Light Co.)(c)
     3.930% (06/01/21(j))                                                          07/01/06           9,900           9,900,000
Palm Beach (School District)(e)
     3.480%                                                                        08/17/06          10,000          10,000,000
Peace River/Manasota Regional Water
   Supply Authority (Eagle) Series 060033,
   A 144A (FSA Insured)(b)(c)
     4.020% (10/01/35(j))                                                          07/07/06           6,270           6,270,000
Putnam County Development Authority
   Pollution Control (Seminole Electric
   Co-Op, Inc.) Series D(c)(g)
     3.580% (12/15/09(j))                                                          12/15/06          15,000          15,000,000
Putnam County Development Authority
   Pollution Control (Seminole Electric
   Co-Op, Inc.) Series H(c)(g)
     3.430% (03/15/14(j))                                                          09/15/06           5,050           5,050,000
St. Lucie County Pollution Control (Florida
   Power & Light Co. Project)(c)
     3.960% (09/01/28(j))                                                          07/01/06          25,000          25,000,000
                                                                                                                ---------------
                                                                                                                     71,220,000
                                                                                                                ---------------
GEORGIA -- 3.8%
Burke County Development Authority
   Pollution Control (Georgia Power Co.
   Plant Vogtle Project) 1st Series(c)(g)
     3.760% (09/01/30(j))                                                          06/01/07          24,000          24,000,000
Metropolitan Atlanta Rapid Transit
   Authority Series A(c)
     4.000% (07/01/25(j))                                                          07/07/06           3,000           3,000,000
Monroe County Development Authority
   Pollution Control (Georgia Power Co.
   Plant Scherer Project) 2nd Series(c)(g)
     3.760% (07/01/25(j))                                                          06/01/07           6,000           6,000,000
Municipal Electric Authority(e)
     3.500%                                                                        07/10/06          12,018          12,018,000
                                                                                                                ---------------
                                                                                                                     45,018,000
                                                                                                                ---------------
HAWAII -- 0.8%
ABN-AMRO Munitops Certificates Trust
   (Hawaii) Series 11 144A
   (FSA Insured)(b)(c)(g)(i)
     3.550% (09/01/09(j))                                                          07/20/06           9,980           9,980,000
                                                                                                                ---------------

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
ILLINOIS -- 20.9%
ABN-AMRO Munitops Certificates Trust
   Series 2 144A (MBIA Insured)(b)(c)
     4.070% (03/01/14(j))                                                          07/07/06     $    14,995     $    14,995,000
Chicago (Eagle) Series 20030006,
   A 144A (MBIA Insured)(b)(c)
     4.020% (01/01/42(j))                                                          07/07/06           4,800           4,800,000
Chicago Board of Education Series D-1
   (CIFG Insured)(c)
     3.950% (03/01/12(j))                                                          07/01/06          11,000          11,000,000
Chicago O'Hare International Airport
   General Airport Third Lien Series C
   (CIFG Insured)(c)
     3.990% (01/01/35(j))                                                          07/07/06          30,000          30,000,000
Hoffman Estates Tax Increment
   Economic Development Project
   Area(c)
     3.980% (01/01/10(j))                                                          07/07/06          14,900          14,900,000
Illinois Development Finance Authority
   (Lake Forest Academy)(c)
     3.990% (12/01/24(j))                                                          07/07/06           4,000           4,000,000
Illinois Development Finance Authority
   (McGaw YMCA Evanston Project)(c)
     4.020% (06/01/27(j))                                                          07/07/06           4,000           4,000,000
Illinois Development Finance Authority
   (North Park University)(c)
     4.030% (10/01/29(j))                                                          07/07/06          22,900          22,900,000
Illinois Development Finance Authority
   (Sacred Heart Schools Project)(c)
     3.990% (07/01/33(j))                                                          07/07/06           2,300           2,300,000
Illinois Educational Facilities Authority
   (The Adler Planetarium)(c)
     3.970% (04/01/31(j))                                                          07/07/06          10,000          10,000,000
Illinois Educational Facilities Authority
   (Field Museum of Natural History)(c)
     4.000% (11/01/32(j))                                                          07/07/06          15,400          15,400,000
Illinois Finance Authority (Lake Forest
   Country Day School Project)(c)
     3.990% (07/01/35(j))                                                          07/07/06           3,250           3,250,000
Illinois Finance Authority (Music & Dance
   Theater Project)(c)
     3.990% (03/01/40(j))                                                          07/07/06           5,000           5,000,000
Illinois Health Facilities Authority(e)
     3.530%                                                                        07/06/06          10,000          10,000,000
     3.500%                                                                        07/13/06          15,000          15,000,000
     3.550%                                                                        09/14/06          20,000          20,000,000
     3.650%                                                                        10/05/06          10,000          10,000,000
Illinois Health Facilities Authority
   (Advocate Health Care Network)
   Series A(c)(g)
     2.740% (11/15/22(j))                                                          07/06/06          11,130          11,130,000
Illinois State(d)
     5.000%                                                                        03/01/07           5,250           5,292,158
Illinois State Series 03-B(c)
     4.030% (10/01/33(j))                                                          07/07/06          29,000          29,000,000
Winnebago & Boone Counties Rockford
   School District No. 205(d)
     4.180%                                                                        10/02/06           5,250           5,257,839
                                                                                                                ---------------
                                                                                                                    248,224,997
                                                                                                                ---------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
INDIANA -- 7.6%
Indiana Health Facility Financing
   Authority (Ascension Health Credit
   Group) Series A-1(c)(g)
     2.740% (11/15/36(j))                                                          07/03/06     $    17,000     $    17,000,000
Indiana Health Facility Financing
   Authority (Ascension Health Credit
   Group) Series A-3(c)(g)
     3.350% (11/15/36(j))                                                          01/30/07          21,000          21,000,000
Indiana Health Facility Financing
   Authority (Union Hospital, Inc. Project)(c)
     3.990% (09/01/27(j))                                                          07/07/06           7,400           7,400,000
Indiana State Office Building
   Commission(e)
     3.590%                                                                        07/11/06           3,960           3,960,000
     3.580%                                                                        08/09/06          32,473          32,473,000
     3.730%                                                                        08/09/06           2,500           2,500,000
Indiana Transportation Finance
   Authority Highway (Spears) Series
   DB-114 144A (FGIC Insured) (b)(c)
     4.000% (06/01/29(j))                                                          07/06/06           3,965           3,965,000
Indiana Transportation Finance
   Authority Highway (Spears) Series
   DB-117 144A (FGIC Insured) (b)(c)
     4.000% (06/01/29(j))                                                          07/06/06           2,075           2,075,000
                                                                                                                ---------------
                                                                                                                     90,373,000
                                                                                                                ---------------
IOWA -- 0.3%
Iowa Higher Education Loan Authority(d)
     4.950%                                                                        05/24/07           3,745           3,780,531
                                                                                                                ---------------
KANSAS -- 0.5%
Wichita Hospital Facilities Improvement
   (St. Francis Regional Medical Center)
   Series A-3 144A (MBIA Insured)(b)(c)
     4.000% (10/01/10(j))                                                          07/07/06           5,940           5,940,000
                                                                                                                ---------------
KENTUCKY -- 0.9%
Mason County Pollution Control
   (East Kentucky Power Co-Op) Series B-2(c)
     4.100% (10/15/14(j))                                                          07/07/06           6,120           6,120,000
Mason County Pollution Control
   (East Kentucky Power Co-Op) Series B-3(c)
     4.100% (10/15/14(j))                                                          07/07/06           4,260           4,260,000
                                                                                                                ---------------
                                                                                                                     10,380,000
                                                                                                                ---------------
MICHIGAN -- 3.2%
Detroit Sewer Disposal Series B
   (FSA Insured)(c)
     3.910% (07/01/33(j))                                                          07/01/06           4,140           4,140,000
Grand Valley State University Series A
   (AMBAC Insured)(c)
     3.980% (02/01/27(j))                                                          07/07/06          15,540          15,540,000
L'Anse Creuse Public Schools (Eagle)
   Series 060032, A 144A
   (Q-SBLF Insured)(b)(c)
     4.020% (05/01/35(j))                                                          07/07/06           3,700           3,700,000
Michigan State Series A(d)
     4.500%                                                                        09/29/06           8,000           8,024,791

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
MICHIGAN--CONTINUED
Michigan State Strategic Fund Limited
   Obligation (Southgate Properties
   Project)(c)
     4.010% (08/01/23(j))                                                          07/07/06     $     6,725     $     6,725,000
                                                                                                                ---------------
                                                                                                                     38,129,791
                                                                                                                ---------------
MISSISSIPPI -- 1.3%
Claiborne County(e)
     3.660%                                                                        08/10/06          15,900          15,900,000
                                                                                                                ---------------
MISSOURI -- 2.4%
Bi State Development Agency,
   Missouri-Illinois Metropolitan District
   Mass Transit (MetroLink Cross County
   Project) Series A (FSA Insured)(c)
     4.000% (10/01/32(j))                                                          07/07/06           7,000           7,000,000
Missouri State Health & Educational
   Facilities Authority (Eagle) Series
   026026, A 144A(b)(c)
     4.020% (02/15/33(j))                                                          07/07/06           2,700           2,700,000
Missouri State Health & Educational
   Facilities Authority (Washington
   University) (Eagle) Series 030003,
   A 144A(b)(c)
     4.020% (02/15/33(j))                                                          07/07/06           9,900           9,900,000
Missouri State Health & Educational
   Facilities Authority (Washington
   University) Series B(c)
     3.920% (09/01/30(j))                                                          07/01/06           7,335           7,335,000
St. Louis County Industrial Development &
   Educational Facilities (Whitefield
   School, Inc.) Series B(c)
     4.000% (06/15/24(j))                                                          07/07/06           1,100           1,100,000
                                                                                                                ---------------
                                                                                                                     28,035,000
                                                                                                                ---------------
NEVADA -- 2.5%
ABN-AMRO Munitops Certificates Trust
   (Multistate) Series 19 144A
   (FGIC Insured)(b)(c)
     4.070% (06/01/09(j))                                                          07/07/06          10,950          10,950,000
Clark County(e)
     3.450%                                                                        07/06/06           2,500           2,500,000
     3.900%                                                                        07/06/06           5,750           5,750,000
     3.500%                                                                        08/14/06          10,000          10,000,000
                                                                                                                ---------------
                                                                                                                     29,200,000
                                                                                                                ---------------
NEW YORK -- 2.6%
ABN AMRO Munitops Certificates Trust
   (New York) Series 2 144A
   (FSA Insured)(b)(c)
     3.990% (04/04/07(j))                                                          07/07/06          14,605          14,605,000
Buffalo Fiscal Stability Authority
   Series A-1(f)
     4.000%                                                                        08/14/06           8,000           8,010,744
New York City Municipal Water Finance
   Authority Subseries F-2(c)
     4.010% (06/15/35(j))                                                          07/01/06           5,000           5,000,000

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
NEW YORK--CONTINUED
Triborough Bridge & Tunnel Authority
   Series B(c)
     3.950% (01/01/33(j))                                                          07/07/06     $     3,770     $     3,770,000
                                                                                                                ---------------
                                                                                                                     31,385,744
                                                                                                                ---------------
OHIO -- 1.7%
Cuyahoga County (The Ratner School
   Project)(c)
     4.040% (08/01/32(j))                                                          07/07/06           6,500           6,500,000
Cuyahoga County Hospital Improvements
   (Metrohealth System Project)(c)
     4.000% (02/01/35(j))                                                          07/07/06           8,030           8,030,000
Ohio State Higher Educational Facility
   Commission (Pooled Financing 2002
   Program) Series A(c)
     4.000% (09/01/27(j))                                                          07/07/06           4,890           4,890,000
Ohio State Higher Educational Facility
   Commission (Pooled Financing 2003
   Program) Series A(c)
     4.050% (09/01/24(j))                                                          07/07/06           1,440           1,440,000
                                                                                                                ---------------
                                                                                                                     20,860,000
                                                                                                                ---------------
OREGON -- 2.5%
Clakamas County Hospital Facility
   Authority (Legacy Health System)(c)
     3.970% (02/15/30(j))                                                          07/07/06          23,300          23,300,000
Eugene Electric Utility (Eagle) Series
   03002, A 144A (MBIA Insured)(b)(c)
     4.020% (08/01/21(j))                                                          07/07/06           5,880           5,880,000
                                                                                                                ---------------
                                                                                                                     29,180,000
                                                                                                                ---------------
PENNSYLVANIA -- 1.5%
Berks County Industrial Development
   Authority (Richard J. Caron Foundation
   Project)(c)
     4.030% (09/01/25(j))                                                          07/07/06           2,800           2,800,000
Delaware County Industrial Development
   Authority(c)
     3.950% (04/01/21(j))                                                          07/01/06          12,900          12,900,000
Pennsylvania Intergovernmental
   Cooperative Authority Special Tax
   (City of Philadelphia Funding Program)
   (AMBAC Insured)(c)
     3.990% (06/15/22(j))                                                          07/07/06           2,175           2,175,000
                                                                                                                ---------------
                                                                                                                     17,875,000
                                                                                                                ---------------
TENNESSEE -- 0.2%
Metropolitan Government Nashville &
   Davidson County Health & Educational
   Facilities Board (Ascension Health)
   Series B(c)(g)
     3.400% (11/15/31(j))                                                          01/04/07           2,000           2,000,000
                                                                                                                ---------------
TEXAS -- 17.6%
ABN-AMRO Munitops Certificates Trust
   (Multistate) Series 15 144A
   (PSF Guaranteed)(b)(c)
     4.070% (08/01/10(j))                                                          07/06/06          15,925          15,925,000

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
TEXAS--CONTINUED
ABN-AMRO Munitops Certificates Trust
   (Multistate) Series 8 144A
   (PSF Guaranteed)(b)(c)
     4.020% (02/15/07(j))                                                          07/07/06     $     5,000     $     5,000,000
ABN-AMRO Munitops Certificates Trust
   (Multistate) Series 9 144A
   (PSF Guaranteed)(b)(c)
     4.000% (08/08/07(j))                                                          07/06/06          10,002          10,002,000
Corpus Christi Utility Systems (Spears)
   Series DB-126 144A (FSA Insured)(b)(c)
     4.000% (07/15/20(j))                                                          07/07/06           5,525           5,525,000
Denton Independent School District
   Series A(c)
     4.030% (08/01/35(j))                                                          07/07/06          15,000          15,000,000
Harris County Department of Education
   Public Facility Corp. (MBIA Insured)(c)
     4.010% (02/15/23(j))                                                          07/07/06           5,855           5,855,000
Harris County Health Facilities
   Development Corp. (Texas Children's
   Hospital) Series B-1 (MBIA Insured)(c)
     4.000% (10/01/29(j))                                                          07/03/06           8,000           8,000,000
Nueces County Health Facilities
   Development Corp. (Driscoll Children's
   Foundation Project)(c)
     4.030% (07/01/15(j))                                                          07/07/06          17,600          17,600,000
San Antonio Electric & Gas(c)
     4.030% (02/01/33(j))                                                          07/07/06          22,700          22,700,000
Texas Municipal Power Agency Series
   REG-D 144A (FGIC Insured)(b)(c)
     4.030% (09/01/11(j))                                                          07/07/06          30,000          30,000,000
Texas Small Business Industrial
   Development Corp.(c)
     4.030% (07/01/26(j))                                                          07/07/06          35,000          35,000,000
Texas State (Eagle) Series 030026,
   A 144A(b)(c)
     4.020% (10/01/15(j))                                                          07/07/06           2,410           2,410,000
Texas State (Veterans Housing
   Assistance Program Fund I)
   (VA Guaranteed)(c)
     3.950% (12/01/16(j))                                                          07/07/06           3,000           3,000,000
Texas State Transportation(d)
     4.500%                                                                        08/31/06          20,000          20,044,802
University of North Texas(e)
     3.600%                                                                        08/09/06          10,000          10,000,000
University of Texas Board of Regents(e)
     3.450%                                                                        07/14/06           2,500           2,500,000
                                                                                                                ---------------
                                                                                                                    208,561,802
                                                                                                                ---------------
VIRGINIA -- 0.3%
Loudoun County Industrial Development
   Authority (Howard Hughes Medical
   Institute) Series D(c)
     3.980% (02/15/38(j))                                                          07/07/06           3,650           3,650,000
                                                                                                                ---------------
WASHINGTON -- 1.8%
Issaquah Community Properties Series A(c)
     4.000% (02/15/21(j))                                                          07/07/06          15,000          15,000,000
King County Water and Sewer(e)
     3.460%                                                                        07/07/06           6,500           6,500,000
                                                                                                                ---------------
                                                                                                                     21,500,000
                                                                                                                ---------------

ANNUALIZED                                                                        MATURITY/         PAR
YIELD/RATE                                                                       RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
WEST VIRGINIA -- 1.7%
ABN-AMRO Munitops Certificates Trust
   (Multistate) Series 12 144A
   (MBIA Insured)(b)(c)(g)
     4.000% (06/04/08(j))                                                          07/07/06     $    15,000     $    15,000,000
West Virginia University (Spears)
   Series DB-119 144A (MBIA Insured)(b)(c)
     4.000% (04/01/28(j))                                                          07/07/06           5,430           5,430,000
                                                                                                                ---------------
                                                                                                                     20,430,000
                                                                                                                ---------------
WISCONSIN -- 2.8%
Kewaskum Waterworks & Sewer(f)
     4.500%                                                                        06/01/07           1,500           1,503,703
Milwaukee Redevelopment Authority
   (American Society for Quality)(c)
     3.990% (05/01/36(j))                                                          07/07/06           2,000           2,000,000
Wisconsin Health & Educational Facilities
   Authority (Wheaton Franciscan
   Services, Inc. System) Series B(c)
     3.980% (08/15/33(j))                                                          07/01/06          30,000          30,000,000
                                                                                                                ---------------
                                                                                                                     33,503,703
                                                                                                                ---------------
WYOMING -- 1.2%
Gillette Pollution Control (Pacificorp
   Project)(c)
     4.030% (01/01/18(j))                                                          07/07/06          13,850          13,850,000
                                                                                                                ---------------
TOTAL MUNICIPAL BONDS
   (Identified cost $1,178,292,568)                                                                               1,178,292,568
                                                                                                                ---------------

                                                                                                  SHARES
                                                                                                -----------
SHORT-TERM INVESTMENTS -- 0.1%
MONEY MARKET MUTUAL FUNDS -- 0.1%
AIM Tax-Free Investment Co.
   Cash Reserve Portfolio
   (seven day effective yield 3.65%)                                                                 31,098              31,098
Dreyfus Tax-Exempt
   Cash Management #264
   (seven day effective yield 3.69%)                                                                  3,156               3,156
Goldman Sachs Financial Square
   Tax-Exempt Money Market
   Portfolio (seven day effective
   yield 3.73%)                                                                                   1,258,501           1,258,501
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,292,755)                                                                                       1,292,755
                                                                                                                ---------------
TOTAL INVESTMENTS -- 99.3%
   (Identified cost $1,179,585,323)                                                                               1,179,585,323(a)
                                                                                                                ---------------

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER ASSETS -- 1.4%
Receivables
   Investment securities sold                                                                                   $    10,067,527
   Interest                                                                                                           6,969,793
Prepaid expenses                                                                                                         41,396
                                                                                                                ---------------
      Total assets                                                                                                1,196,664,039
                                                                                                                ---------------
LIABILITIES -- (0.7)%
Cash overdraft                                                                                                              297
Payables
   Investment securities purchased                                                                                    5,381,116
   Dividend distributions                                                                                             2,917,142
   Distribution and service fees                                                                                        167,325
   Investment advisory fee                                                                                              161,540
   Administration fees                                                                                                   66,756
   Transfer agent fee                                                                                                    22,450
   Trustees' fee                                                                                                         15,205
   Other accrued expenses                                                                                                56,596
                                                                                                                ---------------
      Total liabilities                                                                                               8,788,427
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $ 1,187,875,612
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $     1,188,073
Capital paid in on shares of beneficial interest                                                                  1,186,884,539
Undistributed net investment income                                                                                          72
Accumulated net realized loss                                                                                          (197,072)
                                                                                                                ---------------
NET ASSETS                                                                                                      $ 1,187,875,612
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $211,101,139)                                                                211,135,140
Net asset value and offering price per share                                                                              $1.00

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $976,774,473)                                                                976,937,472
Net asset value and offering price per share                                                                              $1.00

----------
(a) Federal Income Tax Information: At June 30, 2006, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $206,187,000 or 17.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   The interest rate shown is the coupon rate.

(e)   Tax Exempt Commercial Paper.

(f)   Bond Anticipation Note.

(g) Security with a "put" feature; date shown is when security may be put back for redemption.

(h) At June 30, 2006, 24% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. There are no insurers with a concentration greater than 10% of net assets.

(i) Illiquid and Restricted. At June 30, 2006, this security amounted to a value of $9,980,000 or 0.8% of net assets.

(j)   Denotes final maturity date.

                       See Notes to Financial Statements.

                            PHOENIX INSIGHT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
U.S. GOVERNMENT SECURITIES -- 23.3%
U.S. TREASURY BONDS -- 0.8%
U.S. Treasury Bond(h)
     6.250%                                                                        08/15/23     $     1,337     $     1,474,984
                                                                                                                ---------------
U.S. TREASURY NOTES -- 22.5%
U.S. Treasury Note
     4.875%(h)                                                                     05/31/08          32,795          32,622,072
     4.000%(h)                                                                     11/15/12           5,780           5,434,558
     4.750%(h)                                                                     05/15/14           1,786           1,742,816
                                                                                                                ---------------
                                                                                                                     39,799,446
                                                                                                                ---------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $41,453,717)                                                                                     41,274,430
                                                                                                                ---------------
AGENCY MORTGAGE-BACKED SECURITIES -- 32.5%
FNMA TBA
     5.500%(g)                                                                     07/01/21          17,875          17,545,421
     6.000%(g)                                                                     08/01/32          28,400          27,929,639
     5.500%(g)                                                                     08/25/33          12,710          12,201,600
                                                                                                                ---------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $57,386,264)                                                                                     57,676,660
                                                                                                                ---------------
DOMESTIC CORPORATE BONDS -- 35.8%
ADVERTISING -- 0.3%
Affinion Group, Inc. 144A(b)
     10.125%                                                                       10/15/13             500             505,000
                                                                                                                ---------------
AEROSPACE & DEFENSE -- 1.2%
Armor Holdings, Inc.
     8.250%                                                                        08/15/13             250             260,000
DRS Technologies, Inc.
     6.625%                                                                        02/01/16             500             486,250
Esterline Technologies Corp.
     7.750%                                                                        06/15/13             250             254,375
L-3 Communications Corp.
     5.875%                                                                        01/15/15             500             468,750
United Technologies Corp.
     4.875%                                                                        05/01/15             640             598,406
                                                                                                                ---------------
                                                                                                                      2,067,781
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 0.3%
Hertz Corp. 144A(b)
     8.875%                                                                        01/01/14             500             515,000
                                                                                                                ---------------
BIOTECHNOLOGY -- 0.4%
Amgen, Inc.
     4.850%                                                                        11/18/14             730             680,132
                                                                                                                ---------------
BROADCASTING & CABLE TV -- 2.5%
Charter Communications Operating
   LLC/Charter Communications
   Operating Capital 144A(b)
     8.375%                                                                        04/30/14             500             503,125
Clear Channel Communications, Inc.
     6.250%                                                                        03/15/11             460             452,179
Comcast Corp.
     4.950%                                                                        06/15/16             460             410,726
     6.500%                                                                        11/15/35             460             435,598

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
BROADCASTING & CABLE TV--CONTINUED
DirecTV Holdings LLC/DirecTV Financing
   Co., Inc.(h)
     6.375%                                                                        06/15/15     $       750     $       695,625
Echostar DBS Corp. 144A(b)
     7.125%                                                                        02/01/16             500             483,750
Liberty Media Corp.
     5.700%                                                                        05/15/13             250             228,283
Mediacom Broadband LLC
     8.500%                                                                        10/15/15             500             482,500
Rainbow National Services LLC 144A(b)
     8.750%                                                                        09/01/12             500             527,500
Sinclair Broadcasting Group, Inc.
     8.000%                                                                        03/15/12             190             193,800
                                                                                                                ---------------
                                                                                                                      4,413,086
                                                                                                                ---------------
BUILDING PRODUCTS -- 0.4%
Building Materials Corp. of America
     7.750%                                                                        08/01/14             250             240,000
Ply Gem Industries, Inc.
     9.000%                                                                        02/15/12             500             457,500
                                                                                                                ---------------
                                                                                                                        697,500
                                                                                                                ---------------
CASINOS & GAMING -- 2.1%
AMR Real Estate Partners LP/ AMR Real
   Estate Finance Corp.
     7.125%                                                                        02/15/13             400             386,000
Boyd Gaming Corp.
     6.750%                                                                        04/15/14             350             333,812
Harrah's Operating Co., Inc.
     5.625%                                                                        06/01/15             485             449,353
     6.500%(h)                                                                     06/01/16             710             691,813
MGM Mirage, Inc.
     6.750%                                                                        09/01/12             500             483,750
OED Corp./ Diamond Jo LLC
     8.750%                                                                        04/15/12             500             505,625
Station Casinos, Inc.
     6.875%                                                                        03/01/16             500             468,750
Wynn Las Vegas LLC/Wynn Las Vegas
   Capital Corp.
     6.625%                                                                        12/01/14             500             473,750
                                                                                                                ---------------
                                                                                                                      3,792,853
                                                                                                                ---------------
COAL & CONSUMABLE FUELS -- 0.5%
Arch Western Finance LLC
     6.750%                                                                        07/01/13             500             481,250
Peabody Energy Corp. B
     6.875%                                                                        03/15/13             500             493,750
                                                                                                                ---------------
                                                                                                                        975,000
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Cisco Systems, Inc.(h)
     5.500%                                                                        02/22/16             745             715,369
Cisco Systems, Inc.(d)(h)
     5.269%                                                                        02/20/09           1,640           1,642,818
                                                                                                                ---------------
                                                                                                                      2,358,187
                                                                                                                ---------------

                       See Notes to Financial Statements.

                            PHOENIX INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.1%
Trinity Industries, Inc.
     6.500%                                                                        03/15/14     $       250     $       245,000
                                                                                                                ---------------
CONSUMER FINANCE -- 2.8%
American General Finance Corp.(h)
     5.400%                                                                        12/01/15             910             864,787
Ford Motor Credit Co.
     8.625%                                                                        11/01/10             500             468,117
General Electric Capital Corp.(h)
     4.875%                                                                        10/21/10           1,390           1,350,146
General Motors Acceptance Corp.
     6.750%                                                                        12/01/14             750             697,700
Residential Capital Corp.(h)
     6.375%                                                                        06/30/10           1,180           1,164,949
     6.875%                                                                        06/30/15             360             358,448
                                                                                                                ---------------
                                                                                                                      4,904,147
                                                                                                                ---------------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
SunGard Data Systems, Inc. 144A(b)
     9.125%                                                                        08/15/13             250             260,625
                                                                                                                ---------------
DIVERSIFIED BANKS -- 2.3%
HSBC Bank USA(h)
     5.875%                                                                        11/01/34             730             669,003
Santander Issuances 144A(b)(h)
     5.911%                                                                        06/20/16             675             661,500
USB Capital IX(d)(h)
     6.189%                                                                        03/29/49             920             899,659
Wachovia Corp.
     4.875%                                                                        02/15/14             460             431,128
Wells Fargo Co.(h)
     5.125%                                                                        09/15/16           1,435           1,341,752
                                                                                                                ---------------
                                                                                                                      4,003,042
                                                                                                                ---------------
DIVERSIFIED CAPITAL MARKETS -- 0.3%
UBS Preferred Funding Trust V(d)
     6.912%                                                                        05/15/49             455             448,254
                                                                                                                ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.2%
International Lease Finance Corp.
     5.750%                                                                        06/15/11             310             307,722
                                                                                                                ---------------
ELECTRIC UTILITIES -- 0.3%
Commonwealth Edison Co.
     5.900%                                                                        03/15/36              95              87,837
Reliant Energy, Inc.
     9.500%                                                                        07/15/13             500             505,000
                                                                                                                ---------------
                                                                                                                        592,837
                                                                                                                ---------------
FOOD RETAIL -- 0.4%
Ahold Lease USA, Inc. A-2(d)
     8.620%                                                                        01/02/25             250             248,281
Stater Brothers Holdings(d)
     8.410%                                                                        06/15/10             500             508,750
                                                                                                                ---------------
                                                                                                                        757,031
                                                                                                                ---------------
HEALTH CARE DISTRIBUTORS -- 0.4%
AmerisourceBergen Corp. 144A(b)(h)
     5.875%                                                                        09/15/15             710             672,725
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
HEALTH CARE FACILITIES -- 0.8%
HCA, Inc.(h)
     5.750%                                                                        03/15/14     $     1,000     $       899,190
US Oncology, Inc.(h)
     10.750%                                                                       08/15/14             500             545,000
                                                                                                                ---------------
                                                                                                                      1,444,190
                                                                                                                ---------------
HEALTH CARE SERVICES -- 0.3%
Omnicare, Inc.
     6.875%                                                                        12/15/15             500             477,500
                                                                                                                ---------------
HOME FURNISHINGS -- 0.3%
Mohawk Industries, Inc.
     6.125%                                                                        01/15/16             550             531,165
                                                                                                                ---------------
HOME IMPROVEMENT RETAIL -- 0.4%
Home Depot, Inc.(h)
     5.400%                                                                        03/01/16             730             701,056
                                                                                                                ---------------
HOMEBUILDING -- 0.5%
Meritage Homes Corp.
     7.000%                                                                        05/01/14             215             193,500
     6.250%                                                                        03/15/15             295             250,013
Technical Olympic USA, Inc. 144A(b)
     9.000%                                                                        07/01/10             500             488,750
                                                                                                                ---------------
                                                                                                                        932,263
                                                                                                                ---------------
HOTELS, RESORTS & CRUISE LINES -- 0.3%
Hilton Hotels Corp.
     7.625%                                                                        12/01/12             460             476,481
                                                                                                                ---------------
HOUSEWARES & SPECIALTIES -- 0.5%
Fortune Brands, Inc.
     5.375%                                                                        01/15/16             950             880,370
                                                                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
TXU Corp.
     5.550%                                                                        11/15/14             250             228,004
                                                                                                                ---------------
INSURANCE BROKERS -- 0.5%
Marsh & McLennan Cos., Inc.(h)
     5.750%                                                                        09/15/15             910             860,518
                                                                                                                ---------------
INTEGRATED TELECOMMUNICATION SERVICES -- 1.7%
Cincinnati Bell, Inc.
     7.250%                                                                        07/15/13             250             247,500
Embarq Corp.(h)
     7.082%                                                                        06/01/16             925             919,919
Qwest Communications International,
   Inc. B
     7.500%                                                                        02/15/14             500             490,000
Qwest Corp.
     8.875%                                                                        03/15/12             500             530,000
Telcordia Technologies, Inc. 144A(b)
     10.000%                                                                       03/15/13             500             425,000
Verizon Global Funding Corp.
     7.750%                                                                        12/01/30             420             452,990
                                                                                                                ---------------
                                                                                                                      3,065,409
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 1.4%
E*trade Financial Corp.
     7.375%                                                                        09/15/13             500             502,500

                       See Notes to Financial Statements.

                            PHOENIX INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
INVESTMENT BANKING & BROKERAGE--CONTINUED
Goldman Sachs Group, Inc.
     5.250%                                                                        10/15/13     $       910     $       873,240
Lehman Brothers Holdings, Inc.
     5.500%                                                                        04/04/16             730             698,841
Merrill Lynch & Co.
     4.250%                                                                        02/08/10             460             437,564
                                                                                                                ---------------
                                                                                                                      2,512,145
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 1.3%
Protective Life Secured Trust(h)
     4.000%                                                                        04/01/11           1,370           1,270,889
UnumProvident Finance Co. 144A(b)
     6.850%                                                                        11/15/15             960             945,345
                                                                                                                ---------------
                                                                                                                      2,216,234
                                                                                                                ---------------
MANAGED HEALTH CARE -- 1.0%
Aetna, Inc.
     6.625%                                                                        06/15/36             930             919,912
Coventry Health Care, Inc.
     6.125%                                                                        01/15/15             250             238,928
Wellpoint, Inc.
     5.850%                                                                        01/15/36             730             654,460
                                                                                                                ---------------
                                                                                                                      1,813,300
                                                                                                                ---------------
METAL & GLASS CONTAINERS -- 0.8%
Crown Cork & Seal Co., Inc.(h)
     7.375%                                                                        12/15/26             500             441,250
Owens-Brockway Glass Container, Inc.(h)
     8.875%                                                                        02/15/09           1,000           1,035,000
                                                                                                                ---------------
                                                                                                                      1,476,250
                                                                                                                ---------------
MORTGAGE REITS -- 0.5%
IStar Financial, Inc. B
     5.125%                                                                        04/01/11             935             896,134
                                                                                                                ---------------
MOVIES & ENTERTAINMENT -- 1.2%
Time Warner Entertainment Co. LP
     8.375%                                                                        07/15/33             640             726,131
Viacom, Inc. 144A(b)
     6.250%                                                                        04/30/16             820             797,449
WMG Holdings Corp.(d)
     9.500%                                                                        12/15/14             750             543,750
                                                                                                                ---------------
                                                                                                                      2,067,330
                                                                                                                ---------------
MULTI-LINE INSURANCE -- 0.7%
Genworth Global Funding Trusts
     5.125%                                                                        03/15/11             920             898,952
Loews Corp.
     5.250%                                                                        03/15/16             460             426,418
                                                                                                                ---------------
                                                                                                                      1,325,370
                                                                                                                ---------------
MULTI-UTILITIES -- 0.6%
Consolidated Edison Co. of New York
     5.850%                                                                        03/15/36             360             335,863
Midamerican Energy Holdings Co. 144A(b)
     6.125%                                                                        04/01/36             460             431,411
Nisource Finance Corp.
     5.250%                                                                        09/15/17             360             328,179
                                                                                                                ---------------
                                                                                                                      1,095,453
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
OFFICE REITS -- 0.3%
Brandywine Operating Partners LP
     6.000%                                                                        04/01/16     $       460     $       445,380
                                                                                                                ---------------
OIL & GAS EQUIPMENT & SERVICES -- 0.3%
GulfMark Offshore, Inc.
     7.750%                                                                        07/15/14             500             490,000
                                                                                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
Anadarko Finance Co. B
     7.500%                                                                        05/01/31             565             608,810
Chesapeake Energy Corp.
     6.625%                                                                        01/15/16             750             701,250
                                                                                                                ---------------
                                                                                                                      1,310,060
                                                                                                                ---------------
OIL & GAS STORAGE & TRANSPORTATION -- 1.1%
Atlas Pipline Partners LP 144A(b)
     8.125%                                                                        12/15/15             250             250,313
Ferrellgas Escrow LLC/Ferrellgas Finance
   Escrow Corp.
     6.750%                                                                        05/01/14             500             476,250
Holly Energy Partners LP
     6.250%                                                                        03/01/15             250             230,000
Kinder Morgan Energy Partners LP
     7.300%                                                                        08/15/33             460             472,357
Pacific Energy Partners LP/Pacific Energy
   Finance Corp.
     6.250%                                                                        09/15/15             250             243,750
SemGroup LP 144A(b)
     8.750%                                                                        11/15/15             250             250,000
                                                                                                                ---------------
                                                                                                                      1,922,670
                                                                                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Bank of America Corp.
     4.375%                                                                        12/01/10             570             541,574
Citigroup, Inc.
     5.000%                                                                        09/15/14             550             515,628
                                                                                                                ---------------
                                                                                                                      1,057,202
                                                                                                                ---------------
PACKAGED FOODS & MEATS -- 0.5%
Kraft Foods, Inc.
     5.625%                                                                        11/01/11             910             897,343
                                                                                                                ---------------
PAPER PRODUCTS -- 0.6%
Exopac Holding Corp. 144A(b)
     11.250%                                                                       02/01/14             500             507,500
International Paper Co.
     6.750%                                                                        09/01/11             550             568,898
                                                                                                                ---------------
                                                                                                                      1,076,398
                                                                                                                ---------------
PHARMACEUTICALS -- 0.5%
Wyeth
     5.500%                                                                        03/15/13             920             896,878
                                                                                                                ---------------
PUBLISHING & PRINTING -- 0.5%
News America, Inc.
     5.300%                                                                        12/15/14             460             437,248

                       See Notes to Financial Statements.

                            PHOENIX INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
PUBLISHING & PRINTING--CONTINUED
Primedia, Inc.
     8.875%                                                                        05/15/11     $       250     $       241,250
     8.000%                                                                        05/15/13             250             225,000
                                                                                                                ---------------
                                                                                                                        903,498
                                                                                                                ---------------
REINSURANCE -- 0.3%
Swiss RE Capital I LP 144A(b)(d)
     6.854%                                                                        05/29/49             600             588,865
                                                                                                                ---------------
RESIDENTIAL REITS -- 0.6%
Archstone-Smith Trust
     5.750%                                                                        03/15/16             550             532,016
ERP Operating LP
     5.375%                                                                        08/01/16             475             445,802
                                                                                                                ---------------
                                                                                                                        977,818
                                                                                                                ---------------
STEEL -- 0.3%
Gibraltar Industries, Inc. 144A(b)
     8.000%                                                                        12/01/15             500             500,000
                                                                                                                ---------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Sovereign Capital Trust VI
     7.908%                                                                        06/13/36             290             298,584
                                                                                                                ---------------
TOBACCO -- 0.4%
Reynolds American, Inc. 144A(b)
     7.300%                                                                        07/15/15             750             730,313
                                                                                                                ---------------
SPECIALIZED REITS -- 0.1%
Host Marriott LP
     6.375%                                                                        03/15/15             250             236,250
                                                                                                                ---------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $64,655,318)                                                                                     63,526,353
                                                                                                                ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 0.0%
CONSUMER FINANCE -- 0.0%
DLJ Mortgage Acceptance Corp. 96-M, A1
   144A(b)(d)(f)
     0.000%                                                                        11/28/11              19              15,558
                                                                                                                ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $19,852)                                                                                             15,558
                                                                                                                ---------------
FOREIGN CORPORATE BONDS(c) -- 5.9%
AUSTRALIA -- 0.5%
BHP Billiton Finance USA Ltd.
     5.250%                                                                        12/15/15             910             864,580
                                                                                                                ---------------
BERMUDA -- 0.5%
Endurance Specialty Holdings Ltd.
     6.150%                                                                        10/15/15             460             431,343
Intelsat Subsidiary Holding Co. Ltd.
     8.625%                                                                        01/15/15             500             503,750
                                                                                                                ---------------
                                                                                                                        935,093
                                                                                                                ---------------
CANADA -- 0.6%
Rogers Wireless, Inc.
     6.375%                                                                        03/01/14             500             478,750

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
CANADA--CONTINUED
Trans-Canada Pipelines Ltd.
     5.850%                                                                        03/15/36     $       680     $       639,576
                                                                                                                ---------------
                                                                                                                      1,118,326
                                                                                                                ---------------
HONG KONG -- 0.5%
Hutchison Whampoa International Ltd.
   144A(b)
     7.450%                                                                        11/24/33             910             965,399
                                                                                                                ---------------
IRELAND -- 0.3%
Eircom Funding
     8.250%                                                                        08/15/13             500             532,500
                                                                                                                ---------------
ITALY -- 0.5%
Telecom Italia Capital S.p.A.
     5.250%                                                                        10/01/15             985             893,132
                                                                                                                ---------------
JAPAN -- 1.2%
MUFG Capital Finance 1 Ltd.(d)
     6.346%                                                                        07/29/49             925             893,874
Resona Bank Ltd. 144A(b)(d)
     5.850%                                                                        09/29/49             640             596,518
Shinsei Finance Cayman Ltd. 144A(b)(d)
     6.418%                                                                        01/29/49             640             602,146
                                                                                                                ---------------
                                                                                                                      2,092,538
                                                                                                                ---------------
LUXEMBOURG -- 0.3%
Basell AF SCA 144A(b)
     8.375%                                                                        08/15/15             500             483,125
                                                                                                                ---------------
NETHERLANDS -- 0.7%
ING Groep N.V.(d)
     5.775%                                                                        12/29/49             910             865,045
Shell International Finance Corp.
     5.625%                                                                        06/27/11             325             325,064
                                                                                                                ---------------
                                                                                                                      1,190,109
                                                                                                                ---------------
UNITED KINGDOM -- 0.5%
BSKYB Finance UK plc 144A(b)
     6.500%                                                                        10/15/35             460             427,487
HBOS plc 144A(b)(d)
     6.413%                                                                        10/01/35             490             438,924
                                                                                                                ---------------
                                                                                                                        866,411
                                                                                                                ---------------
UNITED STATES -- 0.3%
Teva Pharmaceuticals Finance LLC
     6.150%                                                                        02/01/36             550             495,432
                                                                                                                ---------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $10,607,820)                                                                                     10,436,645
                                                                                                                ---------------

                                                                                                   SHARES
                                                                                                -----------
DOMESTIC COMMON STOCKS -- 0.2%
PACKAGED FOODS & MEATS -- 0.2%
B&G Foods, Inc. EIS(e)                                                                               17,000             267,465
                                                                                                                ---------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $248,178)                                                                                           267,465
                                                                                                                ---------------

                       See Notes to Financial Statements.

                            PHOENIX INSIGHT BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 DISCOUNT                                                                                           PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
SHORT-TERM INVESTMENTS -- 33.6%
FEDERAL AGENCY SECURITIES -- 33.6%
FHLB
     4.840%                                                                       07/03/06      $     6,800     $     6,800,000
     5.100%                                                                       07/14/06           10,000           9,984,415
FNMA
     5.190%                                                                       08/07/06           38,000          37,808,255
     5.250%                                                                       09/06/06            5,000           4,953,010
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $59,528,849)                                                                                     59,545,680
                                                                                                                ---------------
TOTAL INVESTMENTS -- 131.3%
   (Identified cost $233,899,998)                                                                                   232,742,791(a)
                                                                                                                ---------------
OTHER ASSETS -- 1.8%
Cash                                                                                                                  1,277,269
Receivables
   Interest                                                                                                           1,569,689
   Investment securities sold                                                                                           345,559
   Fund shares sold                                                                                                         161
Prepaid expenses                                                                                                         24,625
                                                                                                                ---------------
       Total assets                                                                                                 235,960,094
                                                                                                                ---------------
LIABILITIES -- (33.1)%
Payables
   Investment securities purchased                                                                                   58,317,991
   Fund shares repurchased                                                                                               55,484
   Dividend distributions                                                                                               246,035
   Investment advisory fee                                                                                               91,514
   Administration fees                                                                                                   19,985
   Transfer agent fee                                                                                                    11,312
   Trustees' fee                                                                                                          2,671
   Distribution and service fees                                                                                            982
   Other accrued expenses                                                                                                17,942
                                                                                                                ---------------
       Total liabilities                                                                                             58,763,916
                                                                                                                ---------------

NET ASSETS -- 100.0%                                                                                            $   177,196,178
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $        18,414
Capital paid in on shares of beneficial interest                                                                    186,829,612
Distributions in excess of net investment income                                                                        (55,648)
Accumulated net realized loss                                                                                        (8,438,993)
Net unrealized depreciation                                                                                          (1,157,207)
                                                                                                                ---------------
NET ASSETS                                                                                                      $   177,196,178
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $2,121,160)                                                                      220,432
Net asset value per share                                                                                                $ 9.62
Offering price per share $9.62/1-4.75%)                                                                                  $10.10

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $100,623)                                                                         10,454
Net asset value and offering price per share                                                                             $ 9.62

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $174,974,395)                                                                 18,183,048
Net asset value and offering price per share                                                                             $ 9.62

----------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $398,161 and gross depreciation of $1,736,004 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $234,080,634.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $12,005,783 or 6.8% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Variable or step coupon security interest rate shown reflects the rate currently in effect.

(e) Enhanced income security is a unit consisting of one (1) share of Class A common stock and one (1) 12% senior subordinated note.

(f) Illiquid and Restricted. At June 30, 2006, this security amounted to a value of $15,558 or 0.0% of net assets.

(g)   When issued security.

(h)   All or a portion segregated as collateral for when-issued securities.

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
DOMESTIC CORPORATE BONDS -- 83.8%
ADVERTISING -- 1.4%
Affinion Group, Inc. 144A(b)
     10.125%                                                                      10/15/13      $       750     $       757,500
     11.500%                                                                      10/15/15              280             275,800
                                                                                                                ---------------
                                                                                                                      1,033,300
                                                                                                                ---------------
AEROSPACE & DEFENSE -- 2.8%
Armor Holdings, Inc.
     8.250%                                                                       08/15/13              750             780,000
DRS Technologies, Inc.
     6.625%                                                                       02/01/16              250             243,125
     7.625%                                                                       02/01/18               74              74,000
Esterline Technologies Corp.
     7.750%                                                                       06/15/13              250             254,375
L-3 Communications Corp.
     5.875%                                                                       01/15/15              800             750,000
                                                                                                                ---------------
                                                                                                                      2,101,500
                                                                                                                ---------------
ALTERNATIVE CARRIERS -- 0.5%
PanAmSat Corp. 144A(b)
     9.000%                                                                       06/15/16              340             346,800
                                                                                                                ---------------
APPAREL RETAIL -- 0.5%
Mothers Work, Inc.
     11.250%                                                                      08/01/10              325             342,063
                                                                                                                ---------------
APPAREL, ACCESSORIES & LUXURY GOODS -- 1.3%
Quicksilver, Inc.
     6.875%                                                                       04/15/15              550             514,250
Russell Corp.
     9.250%                                                                       05/01/10              425             446,781
                                                                                                                ---------------
                                                                                                                        961,031
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 1.5%
Hertz Corp. 144A(b)
     8.875%                                                                       01/01/14              500             515,000
     10.500%                                                                      01/01/16              550             585,750
                                                                                                                ---------------
                                                                                                                      1,100,750
                                                                                                                ---------------
BROADCASTING & CABLE TV -- 9.0%
Charter Communications Holdings II
   LLC/Charter Communications Holdings II
   Capital Corp.
     10.250%                                                                      09/15/10              500             503,750
Charter Communications Operating
   LLC/Charter Communications Operating
   Capital 144A(b)
     8.375%                                                                       04/30/14              750             754,688
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
     8.375%                                                                       03/15/13              500             526,250
     6.375%                                                                       06/15/15            1,045             969,237
Echostar DBS Corp.
     6.625%                                                                       10/01/14              750             706,875
Echostar DBS Corp. 144A(b)
     7.125%                                                                       02/01/16              500             483,750
Mediacom Broadband LLC
     8.500%                                                                       10/15/15            1,250           1,206,250

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
BROADCASTING & CABLE TV--CONTINUED
Rainbow National Services LLC 144A(b)
     8.750%                                                                       09/01/12      $       750     $       791,250
Sinclair Broadcasting Group, Inc.
     8.000%                                                                       03/15/12              775             790,500
                                                                                                                ---------------
                                                                                                                      6,732,550
                                                                                                                ---------------
BUILDING PRODUCTS -- 2.2%
Building Materials Corp. of America
     7.750%                                                                       08/01/14              750             720,000
Ply Gem Industries, Inc.
     9.000%                                                                       02/15/12            1,000             915,000
                                                                                                                ---------------
                                                                                                                      1,635,000
                                                                                                                ---------------
CASINOS & GAMING -- 4.8%
MGM MIRAGE 144A(b)
     6.750%                                                                       04/01/13              625             599,219
MTR Gaming Group, Inc. 144A(b)
     9.000%                                                                       06/01/12              350             353,062
OED Corp./Diamond Jo LLC
     8.750%                                                                       04/15/12            1,500           1,516,875
Seminole Tribe of Florida 144A(b)
     5.798%                                                                       10/01/13              250             242,479
     6.535%                                                                       10/01/20              250             236,550
Wynn Las Vegas LLC/Wynn Las Vegas
   Capital Corp.
     6.625%                                                                       12/01/14              655             620,612
                                                                                                                ---------------
                                                                                                                      3,568,797
                                                                                                                ---------------
CATALOG RETAIL -- 0.6%
Harry & David Operations
     9.000%                                                                       03/01/13              500             455,000
                                                                                                                ---------------
COAL & CONSUMABLE FUELS -- 0.7%
Arch Western Finance LLC
     6.750%                                                                       07/01/13              515             495,688
                                                                                                                ---------------
COMMODITY CHEMICALS -- 0.9%
Lyondell Chemicals Co.
     10.500%                                                                      06/01/13              625             690,625
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT -- 0.9%
Dycom Industries, Inc.
     8.125%                                                                       10/15/15              672             677,040
                                                                                                                ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.4%
Trinity Industries, Inc.
     6.500%                                                                       03/15/14              325             318,500
                                                                                                                ---------------
CONSUMER FINANCE -- 5.2%
Ford Motor Credit Co.
     7.000%                                                                       10/01/13            1,000             861,802
General Motors Acceptance Corp.
     6.150%                                                                       04/05/07              750             745,748
     6.750%                                                                       12/01/14            1,250           1,162,834
Residential Capital Corp.
     6.875%                                                                       06/30/15            1,100           1,095,259
                                                                                                                ---------------
                                                                                                                      3,865,643
                                                                                                                ---------------

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
DATA PROCESSING & OUTSOURCED SERVICES -- 1.7%
SunGard Data Systems, Inc. 144A(b)
     9.125%                                                                       08/15/13      $       500     $       521,250
     10.250%                                                                      08/15/15              750             779,063
                                                                                                                ---------------
                                                                                                                      1,300,313
                                                                                                                ---------------
ELECTRIC UTILITIES -- 1.3%
Reliant Energy, Inc.
     9.500%                                                                       07/15/13              500             505,000
     6.750%                                                                       12/15/14              500             462,500
                                                                                                                ---------------
                                                                                                                        967,500
                                                                                                                ---------------
FERTILIZERS & AGRICULTURAL CHEMICALS -- 1.0%
Tronox Worldwide LLC/Tronox Worldwide
   Finance Corp. 144A(b)
     9.500%                                                                       12/01/12              750             776,250
                                                                                                                ---------------
FOOD RETAIL -- 2.3%
Ahold Lease USA, Inc. A-2(e)
     8.620%                                                                       01/02/25              500             496,562
Stater Brothers Holdings(e)
     8.597%                                                                       06/15/10              500             508,750
     8.125%                                                                       06/15/12              750             744,375
                                                                                                                ---------------
                                                                                                                      1,749,687
                                                                                                                ---------------
HEALTH CARE FACILITIES -- 2.6%
HCA, Inc.
     6.500%                                                                       02/15/16              945             878,497
US Oncology Holdings, Inc.(e)
     10.320%                                                                      03/15/15              500             512,500
US Oncology, Inc.
     10.750%                                                                      08/15/14              500             545,000
                                                                                                                ---------------
                                                                                                                      1,935,997
                                                                                                                ---------------
HEALTH CARE SERVICES -- 1.3%
Omnicare, Inc.
     6.875%                                                                       12/15/15            1,050           1,002,750
                                                                                                                ---------------
HOMEBUILDING -- 3.5%
Meritage Homes Corp.
     7.000%                                                                       05/01/14              805             724,500
     6.250%                                                                       03/15/15              355             300,862
Technical Olympic USA, Inc.
     9.000%                                                                       07/01/10              500             488,750
     7.500%                                                                       03/15/11              475             422,750
     7.500%                                                                       01/15/15              500             418,750
Technical Olympic USA, Inc. 144A(b)
     8.250%                                                                       04/01/11              250             234,375
                                                                                                                ---------------
                                                                                                                      2,589,987
                                                                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.0%
Calpine Corp. 144A(b)(d)
     8.750%                                                                       07/15/13            1,000             945,000
NRG Energy, Inc.
     7.375%                                                                       02/01/16              250             244,375
TXU Corp.
     5.550%                                                                       11/15/14              300             273,605
                                                                                                                ---------------
                                                                                                                      1,462,980
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
INTEGRATED TELECOMMUNICATION SERVICES -- 6.5%
Embarq Corp.
     7.082%                                                                       06/01/16      $       750     $       745,880
Hughes Network Systems LLC 144A(b)
     9.500%                                                                       04/15/14              965             950,525
Qwest Communications International, Inc.
     7.500%                                                                       02/15/14            2,000           1,960,000
Telcordia Technologies, Inc. 144A(b)
     10.000%                                                                      03/15/13            1,000             850,000
Windstream Corp. 144A(b)
     8.125%                                                                       08/01/13              205             210,125
     8.625%                                                                       08/01/16              100             102,750
                                                                                                                ---------------
                                                                                                                      4,819,280
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 0.3%
E*trade Financial Corp.
     7.375%                                                                       09/15/13              250             251,250
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 1.2%
UnumProvident Finance Co. 144A(b)
     6.850%                                                                       11/15/15              885             871,490
                                                                                                                ---------------
METAL & GLASS CONTAINERS -- 3.5%
AEP Industries, Inc.
     7.875%                                                                       03/15/13            1,500           1,511,250
Crown Cork & Seal Co., Inc.
     7.375%                                                                       12/15/26              175             154,437
Owens-Brockway Glass Container, Inc.
     8.875%                                                                       02/15/09              925             957,375
                                                                                                                ---------------
                                                                                                                      2,623,062
                                                                                                                ---------------
MOVIES & ENTERTAINMENT -- 1.8%
Imax Corp.
     9.625%                                                                       12/01/10              275             283,250
WMG Holdings Corp.(e)
     0.000%                                                                       12/15/14            1,500           1,087,500
                                                                                                                ---------------
                                                                                                                      1,370,750
                                                                                                                ---------------
OIL & GAS EQUIPMENT & SERVICES -- 0.8%
GulfMark Offshore, Inc.
     7.750%                                                                       07/15/14              575             563,500
                                                                                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 1.8%
Chesapeake Energy Corp.
     6.625%                                                                       01/15/16            1,000             935,000
     6.250%                                                                       01/15/18              436             400,030
                                                                                                                ---------------
                                                                                                                      1,335,030
                                                                                                                ---------------
OIL & GAS STORAGE & TRANSPORTATION -- 5.7%
Atlas Pipeline Partners LP 144A(b)
     8.125%                                                                       12/15/15              250             250,313
Ferrellgas Escrow LLC/Ferrellgas Finance
   Escrow Corp.
     6.750%                                                                       05/01/14            1,000             952,500
Ferrellgas Partners LP/Ferrellgas Partners
   Finance
     8.750%                                                                       06/15/12               75              76,500
Holly Energy Partners LP
     6.250%                                                                       03/01/15              500             460,000
Markwest Energy Partnership 144A(b)
     8.500%                                                                       07/15/16              355             349,142

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
OIL & GAS STORAGE & TRANSPORTATION--CONTINUED
Pacific Energy Partners LP/Pacific Energy
   Finance Corp.
     7.125%                                                                       06/15/14      $       140     $       142,100
     6.250%                                                                       09/15/15              250             243,750
SemGroup LP 144A(b)
     8.750%                                                                       11/15/15              500             500,000
Transmontaigne, Inc.
     9.125%                                                                       06/01/10            1,205           1,286,337
                                                                                                                ---------------
                                                                                                                      4,260,642
                                                                                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.9%
American Real Estate Partners
   LP/American Real Estate Finance
   Corp.(e)
     8.125%                                                                       06/01/12              700             701,750
                                                                                                                ---------------
PACKAGED FOODS & MEATS -- 0.8%
ASG Consolidated LLC/ASG FInance, Inc.(e)
     0.000%                                                                       11/01/11              100              84,750
Pilgrim's Pride Corp.
     9.625%                                                                       09/15/11              500             522,500
                                                                                                                ---------------
                                                                                                                        607,250
                                                                                                                ---------------
PAPER PACKAGING -- 1.0%
Caraustar Industries, Inc.
     7.375%                                                                       06/01/09              750             712,500
                                                                                                                ---------------
PAPER PRODUCTS -- 1.4%
Exopac Holding Corp. 144A(b)
     11.250%                                                                      02/01/14            1,000           1,015,000
                                                                                                                ---------------
PUBLISHING & PRINTING -- 1.3%
Primedia, Inc.
     8.875%                                                                       05/15/11              500             482,500
     8.000%                                                                       05/15/13              500             450,000
                                                                                                                ---------------
                                                                                                                        932,500
                                                                                                                ---------------
SPECIALIZED REITS --1.8%
Felcor Lodging LP
     9.000%                                                                       06/01/11              600             639,000
Host Marriott LP
     7.000%                                                                       08/15/12              295             293,894
     7.125%                                                                       11/01/13              145             145,181
Host Marriott LP 144A(b)
     6.750%                                                                       06/01/16              260             249,275
                                                                                                                ---------------
                                                                                                                      1,327,350
                                                                                                                ---------------
SPECIALTY CHEMICALS -- 0.4%
Chemtura Corp.
     6.875%                                                                       06/01/16              300             291,375
                                                                                                                ---------------
STEEL -- 1.3%
Gibraltar Industries, Inc. 144A(b)
     8.000%                                                                       12/01/15            1,000           1,000,000
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Sovereign Capital Trust VI
     7.908%                                                                       06/13/36      $       280     $       288,288
                                                                                                                ---------------
TIRES & RUBBER -- 1.0%
Goodyear Tire & Rubber Co.
     9.000%                                                                       07/01/15              805             772,800
                                                                                                                ---------------
TOBACCO -- 1.8%
Reynolds American, Inc. 144A(b)
     7.250%                                                                       06/01/12              625             615,625
     7.300%                                                                       07/15/15              750             730,313
                                                                                                                ---------------
                                                                                                                      1,345,938
                                                                                                                ---------------
TRUCKING -- 0.3%
Avis Budget Car Rental LLC 144A(b)
     7.750%                                                                       05/15/16              250             241,250
                                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
Intelsat Bermuda 144A(b)
     11.553%                                                                      06/15/13              155             158,875
Intelsat Bermuda Ltd. 144A(b)(e)
     9.250%                                                                       06/15/16              155             160,813
Stratos Global Corp. 144A(b)
     9.875%                                                                       02/15/13              750             708,750
                                                                                                                ---------------
                                                                                                                      1,028,438
                                                                                                                ---------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $63,763,944)
                                                                                                                     62,469,194
                                                                                                                ---------------
FOREIGN CORPORATE BONDS(c) -- 10.4%
BERMUDA -- 1.7%
Intelsat Subsidiary Holding Co. Ltd.
     8.625%                                                                       01/15/15            1,250           1,259,375
                                                                                                                ---------------
CANADA -- 4.0%
Cascades, Inc.
     7.250%                                                                       02/15/13            1,275           1,185,750
CHC Helicopter Corp.
     7.375%                                                                       05/01/14              600             579,000
Norske Skog Canada Ltd.
     8.625%                                                                       06/15/11              450             441,000
North American Energy Partners, Inc.
     8.750%                                                                       12/01/11              750             723,750
                                                                                                                ---------------
                                                                                                                      2,929,500
                                                                                                                ---------------
IRELAND -- 2.5%
Eircom Funding
     8.250%                                                                       08/15/13            1,750           1,863,750
                                                                                                                ---------------
LUXEMBOURG -- 1.3%
Basell AF SCA 144A(b)
     8.375%                                                                       08/15/15            1,000             966,250
                                                                                                                ---------------
UNITED KINGDOM -- 0.9%
Ineos Group Holdings plc 144A(b)
     8.500%                                                                       02/15/16              750             705,938
                                                                                                                ---------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $7,945,306)                                                                                       7,724,813
                                                                                                                ---------------

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
DOMESTIC COMMON STOCK -- 0.9%
PACKAGED FOODS & MEATS -- 0.9%
B&G Foods, Inc. EIS(g)                                                                               40,000     $       648,400
                                                                                                                ---------------
TOTAL DOMESTIC COMMON STOCK
   (Identified cost $601,120)                                                                                           648,400
                                                                                                                ---------------

 DISCOUNT                                                                                           PAR
   RATE                                                                          MATURITY          (000)
----------                                                                       --------       -----------
SHORT-TERM INVESTMENTS -- 4.1%
FEDERAL AGENCY SECURITIES(f) -- 4.1%
FHLB
     4.840%                                                                       07/03/06      $     3,100           3,100,000
                                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Identified cost $3,099,166)                                                                                       3,100,000
                                                                                                                ---------------
TOTAL INVESTMENTS -- 99.2%
   (Identified cost $75,409,536)                                                                                     73,942,407(a)
                                                                                                                ---------------
OTHER ASSETS -- 2.6%
Cash                                                                                                                    234,219
Receivables
   Dividends and interest                                                                                             1,471,077
   Investment securities sold                                                                                           253,401
   Fund shares sold                                                                                                          74
Prepaid expenses                                                                                                         22,668
                                                                                                                ---------------
       Total assets                                                                                                  75,923,846
                                                                                                                ---------------
LIABILITIES -- (1.8)%
Payables
   Investment securities purchased                                                                                    1,301,690
   Fund shares repurchased                                                                                                2,255
   Investment advisory fee                                                                                               40,214
   Dividend distributions                                                                                                15,102
   Transfer agent fee                                                                                                     8,851
   Administration fees                                                                                                    8,285
   Trustees' fee                                                                                                            991
   Distribution and service fees                                                                                            416
   Other accrued expenses                                                                                                13,906
                                                                                                                ---------------
       Total liabilities                                                                                              1,391,710
                                                                                                                ---------------

NET ASSETS -- 100.0%                                                                                            $    74,532,136
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $         6,190
Capital paid in on shares of beneficial interest                                                                     77,647,894
Distributions in excess of net investment income                                                                           (967)
Accumulated net realized loss                                                                                        (1,653,852)
Net unrealized depreciation                                                                                          (1,467,129)
                                                                                                                ---------------
NET ASSETS                                                                                                      $    74,532,136
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $838,099)                                                                         69,609
Net asset value per share                                                                                                $12.04
Offering price per share $12.04/1-4.75%)                                                                                 $12.64

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $100,604)                                                                          8,353
Net asset value and offering price per share                                                                             $12.04

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $73,593,433)                                                                   6,112,118
Net asset value and offering price per share                                                                             $12.04

----------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $175,010 and gross depreciation of $1,642,139 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $75,409,536.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $19,834,220 or 26.6% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   Security in default.

(e) Variable or step coupon security interest rate shown reflects the rate currently in effect.

(f)   The rate shown is the discount rate.

(g) Enhanced income security is a unit consisting of one (1) share of Class A common stock and one (1) 12% senior subordinated note.

                       See Notes to Financial Statements.

                PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                            STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
U.S. GOVERNMENT SECURITIES -- 22.4%
U.S. TREASURY BONDS -- 5.8%
U.S. Treasury Bond
     7.250%                                                                        05/15/16     $       665     $       770,206
     8.750%                                                                        08/15/20             375             502,324
     6.125%                                                                        11/15/27             198             218,837
                                                                                                                ---------------
                                                                                                                      1,491,367
                                                                                                                ---------------
U.S. TREASURY NOTES -- 16.6%
U.S. Treasury Note
     4.375%                                                                        11/15/08           1,600           1,573,126
     3.500%                                                                        08/15/09           1,000             954,102
     3.875%                                                                        07/15/10             500             478,145
     4.250%                                                                        08/15/15           1,320           1,235,490
                                                                                                                ---------------
                                                                                                                      4,240,863
                                                                                                                ---------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $5,912,534)                                                                                       5,732,230
                                                                                                                ---------------
AGENCY MORTGAGE-BACKED SECURITIES -- 30.7%
FHLMC Interest Only
     6.500%                                                                        04/01/29             125              31,762
FNMA
     5.780%                                                                        11/25/10           1,623           1,627,502
     5.763%                                                                        12/25/11           2,000           2,017,490
     11.000%                                                                       12/01/15             119             123,728
     5.000%                                                                        11/25/17           1,200           1,139,056
FNMA Interest Only
     1.840%                                                                        03/25/27           1,133              58,822
GNMA
     9.000%                                                                        08/15/09             162             166,235
     9.000%                                                                        05/15/16               1                 894
     9.000%                                                                        07/15/17              12              12,399
     4.776%                                                                        02/16/18             334             333,798
     3.202%                                                                        04/16/19           1,186           1,146,538
     4.020%                                                                        12/16/21             913             880,995
     8.000%                                                                        03/15/23              13              13,540
     7.000%                                                                        08/15/23             135             139,744
     5.125%                                                                        10/20/25              12              11,611
     8.000%                                                                        11/15/26             115             122,424
                                                                                                                ---------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $8,293,793)                                                                                       7,826,538
                                                                                                                ---------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 10.2%
FNMA
     5.250%                                                                        04/15/07             750             748,374
     6.250%                                                                        02/01/11             750             768,894
     6.000%                                                                        05/15/11           1,000           1,022,623
SBA
     6.950%                                                                        05/01/07              66              65,788
                                                                                                                ---------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
   (Identified cost $2,568,694)                                                                                       2,605,679
                                                                                                                ---------------
ASSET-BACKED SECURITIES -- 3.2%
Citibank Credit Card Issuance
   Trust 06-A5, A5
     5.300%                                                                        05/20/11             210             208,294
Contimortgage Home Equity
   Loan Trust 97-4, A7
     6.630%                                                                        09/15/16             152             150,358

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
ASSET-BACKED SECURITIES--CONTINUED
MBNA Credit Card Master
   Note Trust 05-A7, A7
     4.300%                                                                        02/15/11     $       480     $       468,485
                                                                                                                ---------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $845,303)                                                                                          827,137
                                                                                                                ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 0.3%
Structured Asset Securities
   Corp. 98-RF3, AIO Interest Only
     6.100%                                                                        06/15/28             723              72,074
                                                                                                                ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $154,944)                                                                                            72,074
                                                                                                                ---------------
DOMESTIC CORPORATE BONDS -- 6.5%
OIL & GAS DRILLING -- 6.5%
Rowan Cos., Inc.
     6.150%                                                                        07/01/10           1,650           1,669,180
                                                                                                                ---------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $1,653,470)                                                                                       1,669,180
                                                                                                                ---------------
FOREIGN GOVERNMENT SECURITIES -- 9.4%
ISRAEL -- 5.9%
AID-Israel
     5.500%                                                                        09/18/23           1,500           1,492,608
                                                                                                                ---------------
PERU -- 3.5%
AID-Peru
     9.980%                                                                        08/01/08             850             884,879
                                                                                                                ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $2,397,504)                                                                                       2,377,487
                                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 16.3%
FEDERAL AGENCY SECURITIES(b) -- 15.8%
FHLB
     5.100%                                                                        07/06/06           1,235           1,234,475
     5.180%                                                                        07/14/06           1,600           1,597,468
FHLMC
     5.100%                                                                        07/03/06           1,194           1,194,000
                                                                                                                ---------------
                                                                                                                      4,025,943
                                                                                                                ---------------

                                                                                                  SHARES
                                                                                                -----------
MONEY MARKET MUTUAL FUNDS -- 0.5%
Goldman Sachs Financial Square Treasury
   Obligation Portfolio (seven day effective
   yield 4.99%)                                                                                      45,946              45,946
JPMorgan Institutional Prime Money
   Market Fund (seven day effective
   yield 5.02%)                                                                                      85,544              85,544
                                                                                                                ---------------
                                                                                                                        131,490
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $4,156,284)                                                                                       4,157,433
                                                                                                                ---------------
TOTAL INVESTMENTS -- 99.0%
   (Identified cost $25,982,526)                                                                                     25,267,758(a)
                                                                                                                ---------------

                       See Notes to Financial Statements.

                PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER ASSETS -- 1.3%
Cash                                                                                                            $        41,614
Receivables
   Interest                                                                                                             266,275
   Receivable from adviser                                                                                                5,162
   Fund shares sold                                                                                                         904
Prepaid expenses                                                                                                         22,327
                                                                                                                ---------------
     Total assets                                                                                                    25,604,040
                                                                                                                ---------------
LIABILITIES -- (0.3)%
Payables
   Fund shares repurchased                                                                                               52,368
   Transfer agent fee                                                                                                    13,488
   Dividend distributions                                                                                                 8,862
   Professional fees                                                                                                      7,931
   Administration fees                                                                                                    2,760
   Distribution and service fees                                                                                          2,433
   Trustees' fee                                                                                                            320
   Other accrued expenses                                                                                                 1,968
                                                                                                                ---------------
     Total liabilities                                                                                                   90,130
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $    25,513,910
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $         1,585
Capital paid in on shares of beneficial interest                                                                     26,334,569
Distributions in excess of net investment income                                                                        (10,913)
Accumulated net realized loss                                                                                           (96,563)
Net unrealized depreciation                                                                                            (714,768)
                                                                                                                ---------------
NET ASSETS                                                                                                      $    25,513,910
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $6,556,423)                                                                      407,343
Net asset value per share                                                                                                $16.10
Offering price per share $16.10/1-4.75%)                                                                                 $16.90

CLASS I
   Shares of beneficial interest outstanding,
       unlimited authorization (Net Assets $18,957,487)                                                               1,177,773
   Net asset value and offering price per share                                                                          $16.10

----------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $84,199 and gross depreciation of $804,929 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $25,988,488.

(b)   The rate shown is the discount rate.

                       See Notes to Financial Statements.

                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                          MATURITY/         PAR
   RATE                                                                          RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
MUNICIPAL BONDS(d) -- 99.3%
ALABAMA -- 5.2%
Alabama Drinking Water Finance
   Authority Series A (AMBAC Insured)
     5.000%                                                                        08/15/14     $     2,875     $     2,987,297
Jefferson County Limited Obligation
   School Warrants Series A
     5.250%                                                                        01/01/17           6,000           6,260,040
     5.500%                                                                        01/01/21           2,415           2,548,187
Marshall County Health Care Authority
   Series A
     6.250%                                                                        01/01/22             770             810,564
                                                                                                                ---------------
                                                                                                                     12,606,088
                                                                                                                ---------------
ALASKA -- 0.4%
Alaska State Sport Fishing (CIFG Insured)
     5.000%                                                                        04/01/17           1,000           1,019,120
                                                                                                                ---------------
ARIZONA -- 4.5%
Glendale Water & Sewer (FGIC Insured)
     5.500%                                                                        07/01/09           5,000           5,227,700
Maricopa County Unified School District
   No. 41 Gilbert School Series A
   (FGIC Insured)
     4.500%                                                                        07/01/17             165             167,683
Phoenix Civic Improvement Corp.
   Wastewater Systems Prerefunded
   7/1/10 @ 101 (FGIC Insured)
     6.250%                                                                        07/01/16           4,945           5,410,621
                                                                                                                ---------------
                                                                                                                     10,806,004
                                                                                                                ---------------
CALIFORNIA -- 9.3%
California Public Works (MBIA Insured)
     5.000%                                                                        05/01/23           4,675           4,844,375
California State Department of Water
   Resources Power Supply Series A
   Prerefunded 5/1/12 @ 101
     5.750%                                                                        05/01/17           5,000           5,522,550
California State Economic Recovery
   Series A
     5.000%                                                                        07/01/16           5,000           5,175,950
Lodi Wastewater System Certificates of
   Participation Series A (MBIA Insured)
     5.500%                                                                        10/01/18           1,535           1,659,305
Los Angeles County Unified School
   District (MBIA Insured)
     5.500%                                                                        07/01/12           5,000           5,417,850
                                                                                                                ---------------
                                                                                                                     22,620,030
                                                                                                                ---------------
CONNECTICUT -- 0.8%
Connecticut State Health & Educational
   Facility Authority (Yale University)
   Series V-2(e)
     3.850% (07/01/36(c))                                                          07/03/06           2,000           2,000,000
                                                                                                                ---------------
DELAWARE -- 0.4%
Delaware River & Bay Authority Series A
   Prerefunded 1/1/10 @ 101
   (AMBAC Insured)
     5.700%                                                                        01/01/19           1,000           1,066,540
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
FLORIDA -- 0.7%
Miami-Dade County Educational
   Facilities Authority Series A
   (AMBAC Insured)
     5.750%                                                                        04/01/14     $     1,000     $     1,068,730
Orlando Capital Improvement
   (MBIA Insured)
     2.000%                                                                        10/01/06             570             566,574
                                                                                                                ---------------
                                                                                                                      1,635,304
                                                                                                                ---------------
GEORGIA -- 3.5%
College Park Business & Industrial
   Development Authority
   (AMBAC Insured)
     5.500%                                                                        09/01/09           1,855           1,945,524
Fayette County Public Facilities Authority
   Criminal Justice Center Prerefunded
   6/1/10 @ 101
     6.000%                                                                        06/01/16           1,500           1,625,295
     6.250%                                                                        06/01/17           1,000           1,092,490
Fulton County Water and Sewer
   (FGIC Insured)
     5.000%                                                                        01/01/18           3,610           3,770,248
                                                                                                                ---------------
                                                                                                                      8,433,557
                                                                                                                ---------------
ILLINOIS -- 12.2%
Chicago Neighborhoods Alive 21
   Prerefunded 7/1/10 @ 101
   (FGIC Insured)
     6.125%                                                                        01/01/22           2,265           2,467,921
Chicago O'Hare International Airport
   Series A (MBIA Insured)
     5.250%                                                                        01/01/26           1,500           1,574,265
Illinois Development Finance Authority
   (DePaul University) Series C
     5.625%                                                                        10/01/20           1,000           1,063,890
Illinois Educational Facilities Authority
   (University of Chicago) Series A
     5.250%                                                                        07/01/22           3,000           3,153,750
Illinois Health Facilities Authority
   (Advocate Health Care Network)
   Prerefunded 11/15/10 @ 100
     6.250%                                                                        11/15/14           2,500           2,732,200
     6.375%                                                                        11/15/15           1,580           1,734,587
Illinois Health Facilities Authority
   (Condell Medical Center)
     6.000%                                                                        05/15/10           1,085           1,108,968
Illinois Health Facilities Authority
   (Elmhurst Memorial Healthcare)
     6.250%                                                                        01/01/17           5,000           5,475,700
Illinois State Toll Highway Authority
   Series A-1 (FSA Insured)
     5.000%                                                                        01/01/24          10,000          10,333,500
                                                                                                                ---------------
                                                                                                                     29,644,781
                                                                                                                ---------------
INDIANA -- 3.1%
Anderson Economic Development
   (Anderson University Project)
     5.000%                                                                        10/01/07           1,010           1,021,393
     5.000%                                                                        10/01/08           1,015           1,027,982

                       See Notes to Financial Statements.

                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
INDIANA--CONTINUED
Indiana University (AMBAC Insured)
     5.250%                                                                        11/15/17     $     1,055     $     1,127,742
Indiana University (Student Fees) Series M
   Prerefunded 8/1/09 @ 101
     6.000%                                                                        08/01/14           3,170           3,385,084
Indiana University Series Q
   (AMBAC Insured)
     5.000%                                                                        08/01/18           1,000           1,040,920
                                                                                                                ---------------
                                                                                                                      7,603,121
                                                                                                                ---------------
MARYLAND -- 1.1%
Baltimore Convention Center Hotel Series
   A (XLCA Insured)
     5.250%                                                                        09/01/23           2,500           2,655,500
                                                                                                                ---------------
MASSACHUSETTS -- 8.0%
City of Lowell Prerefunded 2/15/10 @ 101
   (FGIC Insured)
     6.000%                                                                        02/15/14           1,160           1,250,886
     6.000%                                                                        02/15/15           1,070           1,153,835
City of Sterling (FGIC Insured)
     6.000%                                                                        02/15/18           1,000           1,075,900
Massachusetts Health & Educational
   Facilities Authority Series C
     6.000%                                                                        07/01/16           1,000           1,088,810
Massachusetts State Series A
   (FSA Insured)
     5.000%                                                                        03/01/20           5,000           5,210,000
Massachusetts State Series B
   Prerefunded 6/1/10 @ 100
     6.000%                                                                        06/01/15           2,000           2,149,860
     6.000%                                                                        06/01/16           5,000           5,374,650
Springfield Municipal Purposes Loan
   Prerefunded 10/1/09 @ 101
   (FSA Insured)
     6.000%                                                                        10/01/15           2,000           2,144,680
                                                                                                                ---------------
                                                                                                                     19,448,621
                                                                                                                ---------------
MICHIGAN -- 3.4%
Forest Hills Public Schools
   (Q-SBLF Guaranteed)
     5.000%                                                                        05/01/19           5,000           5,194,800
Michigan State Hospital Finance
   Authority (Chelsea Community Hospital)
     5.000%                                                                        05/15/12           2,380           2,351,345
Rochester Community School District
   Series I (Q-SBLF Guaranteed)
     5.500%                                                                        05/01/07             720             729,799
                                                                                                                ---------------
                                                                                                                      8,275,944
                                                                                                                ---------------
MINNESOTA -- 0.5%
St. Cloud Health Care (FSA Insured)
     5.500%                                                                        05/01/15           1,080           1,140,178
                                                                                                                ---------------
MISSOURI -- 1.9%
Missouri State Health & Educational
   Facilities Authority
   (St. Anthony's Medical Center) (b)
     6.000%                                                                        12/01/06           1,445           1,458,063
     6.250%                                                                        12/01/09           1,725           1,850,666

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
MISSOURI--CONTINUED
St. Louis County Pattonville R-3 School
   District Prerefunded 3/1/10 @ 101
   (FGIC Insured)
     5.500%                                                                        03/01/12     $     1,240     $     1,317,202
                                                                                                                ---------------
                                                                                                                      4,625,931
                                                                                                                ---------------
NEW HAMPSHIRE -- 1.6%
Nashua Capital Improvements Series A
     5.500%                                                                        07/15/16           1,155           1,258,534
     5.500%                                                                        07/15/18           1,500           1,624,395
New Hampshire State Health &
   Educational Facilities Authority
   (Concord Hospital) (FSA Insured)
     5.500%                                                                        10/01/21           1,000           1,051,650
                                                                                                                ---------------
                                                                                                                      3,934,579
                                                                                                                ---------------
NEW JERSEY -- 6.1%
Essex County Improvement Authority
   (County Correctional Facilities Project)
   Prerefunded 10/1/10 @ 100
   (FGIC Insured)
     5.750%                                                                        10/01/13           2,000           2,142,240
New Jersey Economic Development
   Authority School Facilities
     5.250%                                                                        03/01/21           5,000           5,273,350
New Jersey Transportation Trust Fund
   Authority Series A
     5.250%                                                                        12/15/19           1,000           1,069,780
New Jersey Transportation Trust Fund
   Authority Series B Prerefunded
   12/15/11@100 (MBIA Insured)
     6.000%                                                                        12/15/18           4,000           4,397,880
New Jersey Transportation Trust Fund
   Authority Series C Prerefunded
   6/15/15 @ 100 (MBIA Insured)
     5.250%                                                                        06/15/19           1,750           1,888,460
                                                                                                                ---------------
                                                                                                                     14,771,710
                                                                                                                ---------------
NEW MEXICO -- 1.1%
University of New Mexico Hospital
   Mortgage (FSA Insured)
     5.000%                                                                        01/01/21           2,550           2,614,082
                                                                                                                ---------------
NEW YORK -- 6.4%
Long Island Power Authority Electric
   Systems Series A (XLCA Insured)
     5.000%                                                                        12/01/26           1,000           1,027,480
Longwood Central School District
   Suffolk County (FGIC Insured)
     5.700%                                                                        06/15/14           1,670           1,813,754
     5.700%                                                                        06/15/15           1,895           2,058,121
Metropolitan Transportation Authority
   Dedicated Tax Fund Series A
   Prerefunded 4/1/10 @ 100
   (FGIC Insured)
     6.125%                                                                        04/01/16           3,000           3,230,850
New York State Environmental Facilities
   Corp. Series C
     5.000%                                                                        10/15/19           2,000           2,098,200

                       See Notes to Financial Statements.

                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                          MATURITY/         PAR
   RATE                                                                          RESET DATE        (000)             VALUE
----------                                                                       ----------     -----------     ---------------
NEW YORK--CONTINUED
New York State Thruway Authority Series
   A (AMBAC Insured)
     5.000%                                                                        03/15/22     $     4,975     $     5,143,553
                                                                                                                ---------------
                                                                                                                     15,371,958
                                                                                                                ---------------
NORTH CAROLINA -- 1.3%
North Carolina Eastern Municipal Power
   Agency Power System Series A
   (AMBAC Insured)
     5.250%                                                                        01/01/20           3,000           3,165,030
                                                                                                                ---------------
OHIO -- 11.7%
Cuyahoga County Captial Improvement
   Prerefunded 12/1/10 @ 100
     5.750%                                                                        12/01/15           4,000           4,286,520
Cuyahoga County Hospital Improvement
   (Metrohealth System Project)
   Prerefunded 2/15/09 @ 101
     6.150%                                                                        02/15/29           5,000           5,316,300
Cuyahoga County Hospital Improvement
   (Metrohealth System Project) Series A
   (MBIA Insured)
     5.500%                                                                        02/15/12           1,000           1,069,980
Franklin County Development (American
   Chemical Society Project)
   5.500%                                                                          10/01/12           4,600           4,809,116
Franklin County Online Computer Library
   Center
     5.000%                                                                        04/15/11           1,415           1,449,271
Hamilton County Sales Tax Subseries B
   (AMBAC Insured)
     5.750%                                                                        12/01/17           4,000           4,269,880
Ohio State Higher Educational Facility
   Commission (John Carroll University
   Project)
     4.750%                                                                        11/15/11             345             356,009
Plain Local School District (FGIC insured)
     6.000%                                                                        12/01/20             930           1,007,292
Plain Local School District Prerefunded
   6/1/11 @ 100 (FGIC Insured)
     6.000%                                                                        12/01/20           4,070           4,438,417
University of Akron General Receipts
   Prerefunded 1/1/10 @ 101
   (FGIC Insured)
     5.750%                                                                        01/01/12           1,295           1,383,254
                                                                                                                ---------------
                                                                                                                     28,386,039
                                                                                                                ---------------
PENNSYLVANIA -- 8.0%
Allegheny County Sanitation Authority
   Series A (MBIA Insured)
     5.000%                                                                        12/01/21           5,000           5,193,650
Delaware County Authority (Villanova
   University) (AMBAC Insured)
     5.000%                                                                        08/01/22             560             581,532
Delaware County Industrial Development
   Authority(e)
     4.050% (04/01/21(c))                                                          07/03/06           5,290           5,290,000

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
PENNSYLVANIA--CONTINUED
Delaware River Port Authority of
   Pennsylvania & New Jersey
   (FSA Insured)
     5.750%                                                                        01/01/15     $     1,000     $     1,058,080
     6.000%                                                                        01/01/17           5,500           5,871,195
Pottsville Hospital Authority (Ascension
   Health Credit) Series A
   (AMBAC Insured)
     5.200%                                                                        11/15/09           1,335           1,386,091
                                                                                                                ---------------
                                                                                                                     19,380,548
                                                                                                                ---------------
PUERTO RICO -- 0.4%
Puerto Rico Housing Finance Authority
   (HUD Insured)
     5.000%                                                                        12/01/16           1,000           1,038,610
                                                                                                                ---------------
SOUTH CAROLINA -- 1.6%
Lexington One School Facilities Corp.
     5.250%                                                                        12/01/25           1,000           1,034,450
Medical University Hospital Authority
   Series A (MBIA Insured)
     5.250%                                                                        02/15/24           2,775           2,874,872
                                                                                                                ---------------
                                                                                                                      3,909,322
                                                                                                                ---------------
TEXAS -- 5.1%
Amarillo Independent School District
   (PSF Guaranteed)
     5.250%                                                                        02/01/22             915             967,320
Harris County Improvement District No. 1
   (AMBAC Insured)
     5.650%                                                                        09/01/19             540             565,952
Texas State Transportation Commission
     5.000%                                                                        04/01/17           2,000           2,102,160
Texas State Transportation Commission
   Mobility Fund
     4.250%                                                                        04/01/14           1,050           1,055,450
     5.000%                                                                        04/01/18           2,250           2,354,017
     5.000%                                                                        04/01/24           4,000           4,124,160
Texas Tech University Financing Systems
   Seventh Series Prerefunded
   2/15/12 @ 100 (MBIA Insured)
     5.500%                                                                        08/15/15           1,000           1,075,690
                                                                                                                ---------------
                                                                                                                     12,244,749
                                                                                                                ---------------
VIRGINIA -- 1.0%
Norfolk Water System (MBIA Insured)
     5.875%                                                                        11/01/15           2,300           2,338,617
                                                                                                                ---------------
TOTAL MUNICIPAL BONDS
   (Identified cost $234,162,923)                                                                                   240,735,963
                                                                                                                ---------------

                       See Notes to Financial Statements.

                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
SHORT-TERM INVESTMENTS -- 2.4%
MONEY MARKET MUTUAL FUNDS -- 2.4%
AIM Tax-Free Investment Co.
   Cash Reserve Portfolio
   (seven day effective yield 3.65%)                                                              1,243,588     $     1,243,588
Goldman Sachs Financial Square
   Tax-Exempt Money Market Portfolio
   (seven day effective yield 3.73%)                                                              4,653,534           4,653,534
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $5,897,122)                                                                                       5,897,122
                                                                                                                ---------------
TOTAL INVESTMENTS -- 101.7%
   (Identified cost $240,060,045)                                                                                   246,633,085(a)
                                                                                                                ---------------
OTHER ASSETS -- 1.6%
Receivables
   Interest                                                                                                           3,271,252
   Investment securities sold                                                                                           545,837
   Fund shares sold                                                                                                     100,040
Prepaid expenses                                                                                                         26,575
                                                                                                                ---------------
       Total assets                                                                                                 250,576,789
                                                                                                                ---------------
LIABILITIES -- (3.3)%
Payables
   Investment securities purchased                                                                                    6,935,405
   Fund shares repurchased                                                                                              177,583
   Dividend distributions                                                                                               714,057
   Investment advisory fee                                                                                              105,539
   Administration fees                                                                                                   26,932
   Transfer agent fee                                                                                                    14,943
   Distribution and service fees                                                                                          7,581
   Trustees' fee                                                                                                          3,243
   Other accrued expenses                                                                                                20,431
                                                                                                                ---------------
       Total liabilities                                                                                              8,005,714
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   242,571,075
                                                                                                                ===============

NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $        22,209
Capital paid in on shares of beneficial interest                                                                    234,561,768
Undistributed net investment income                                                                                         267
Accumulated net realized gain                                                                                         1,413,791
Net unrealized appreciation                                                                                           6,573,040
                                                                                                                ---------------
NET ASSETS                                                                                                      $   242,571,075
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $17,636,497)                                                                   1,614,727
Net asset value per share                                                                                                $10.92
Offering price per share $10.92/1-4.75%)                                                                                 $11.46

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $100,159)                                                                          9,169
Net asset value and offering price per share                                                                             $10.92

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $224,834,419)                                                                 20,585,869
Net asset value and offering price per share                                                                             $10.92

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,241,030 and gross depreciation of $667,990 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $240,060,045.

(b)   Escrowed to maturity.

(c)   Denotes final maturity date.

(d) At June 30, 2006, 57% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC 15.6%, MBIA 13.6%, FSA 12.1%, and AMBAC 10.1%.

(e) Variable or step coupon security interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                            STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
U.S. GOVERNMENT SECURITIES -- 10.8%
U.S. TREASURY BOND -- 2.8%
U.S. Treasury Bond
     11.250%                                                                       02/15/15     $     5,166     $     7,338,546
                                                                                                                ---------------
U.S. TREASURY NOTES -- 8.0%
U.S. Treasury Note
     3.250%                                                                        08/15/07           4,615           4,516,751
     3.750%                                                                        05/15/08           2,140           2,086,585
     6.000%                                                                        08/15/09           3,840           3,937,052
     4.000%                                                                        04/15/10             680             654,501
     4.500%                                                                        02/28/11           3,487           3,400,097
     4.875%                                                                        02/15/12             600             593,626
     4.250%                                                                        08/15/15           6,120           5,728,179
                                                                                                                ---------------
                                                                                                                     20,916,791
                                                                                                                ---------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $29,027,768)                                                                                     28,255,337
                                                                                                                ---------------
AGENCY MORTGAGE-BACKED SECURITIES -- 13.6%
FHLMC
     7.000%                                                                        10/15/07             921             923,002
     4.500%                                                                        08/15/14           4,000           3,906,847
     5.000%                                                                        10/15/17           5,105           4,872,090
     4.500%                                                                        03/15/19           3,741           3,409,067
     5.500%                                                                        08/15/24           1,330           1,285,574
     5.500%                                                                        09/15/25           1,323           1,316,367
     5.500%                                                                        10/15/25           1,324           1,316,362
FNMA
     8.281%(d)                                                                     10/25/08             233             235,115
     5.500%                                                                        03/15/11           3,900           3,906,181
     6.000%                                                                        11/25/15             528             526,897
     6.000%                                                                        05/01/16             611             613,316
     10.500%                                                                       12/01/16               3               3,185
     5.000%                                                                        11/25/17           1,000             949,213
     5.000%                                                                        05/01/18             627             605,636
     5.000%                                                                        05/25/18           1,500           1,441,975
     5.000%                                                                        08/01/18           2,303           2,223,366
     4.500%                                                                        05/01/19           3,736           3,536,726
     9.000%                                                                        03/01/25               7               7,728
     9.000%                                                                        07/01/25              41              44,237
     9.000%                                                                        10/01/25               2               1,771
FNMA Interest Only
     1.840%                                                                        03/25/27           3,519             182,751
FNMA Principal Only
     9.000%                                                                        04/25/22             471             377,814
GNMA
     9.000%                                                                        08/15/09               9               9,004
     3.648%                                                                        09/16/17           1,794           1,737,160
     7.000%                                                                        06/15/23              55              56,372
     7.000%                                                                        07/15/23              25              26,197
     7.000%                                                                        09/15/23              97              99,995
     7.000%                                                                        01/15/24              41              41,991
     7.000%                                                                        05/15/24              28              29,381
     7.000%                                                                        09/15/24              54              55,231
     7.000%                                                                        07/15/25              76              78,381
     5.039%                                                                        12/16/32           1,905           1,790,831
                                                                                                                ---------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $36,823,916)                                                                                     35,609,763
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
ASSET-BACKED SECURITIES -- 11.5%
Bank One Issuance Trust 03-C1
     4.540%                                                                        09/15/10     $     2,000     $     1,964,258
Capital One Multi-Asset Execution
   Trust 04-C1
     3.400%                                                                        11/16/09           2,700           2,667,501
Capital One Multi-Asset Execution
   Trust 05-A2
     4.050%                                                                        02/15/11           2,800           2,731,971
Citibank Credit Card Issuance Trust 03-A6
     2.900%                                                                        05/17/10           3,000           2,861,272
Citibank Credit Card Issuance Trust 05-B1
     4.400%                                                                        09/15/10           1,770           1,722,819
Citibank Credit Card Issuance Trust 06-A5,
   A5
     5.300%                                                                        05/20/11           3,080           3,054,975
Countrywide Asset-Backed Certificates
   2006-1 AF2
     5.281%                                                                        02/25/36           2,700           2,668,043
DaimlerChrysler Auto Trust 05-A2
     3.170%                                                                        09/08/07              60              59,569
First National Master Note Trust 03-2B
     3.080%                                                                        04/15/09           3,000           2,972,870
Ford Credit Auto Owner Trust 06-A, A4
     5.070%                                                                        12/15/10           2,370           2,340,199
MBNA Credit Card Master Note Trust
   05-A7, A7
     4.300%                                                                        02/15/11           2,100           2,049,621
Providian Gateway Master Trust 04-DA
   144A(b)
     3.350%                                                                        09/15/11           2,480           2,413,663
Volkswagen Auto Lease Trust 05-A, A4
     3.940%                                                                        10/20/10           1,000             981,651
Volkswagen Auto Loan Enhanced Trust
   03-2, A4
     2.940%                                                                        03/22/10           1,690           1,654,699
                                                                                                                ---------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $30,677,682)                                                                                     30,143,111
                                                                                                                ---------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 2.9%
FHLB
     5.625%                                                                        06/13/16             395             390,136
FHLMC
     4.200%                                                                        12/28/07           7,400           7,266,985
                                                                                                                ---------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
   (Identified cost $7,794,998)                                                                                       7,657,121
                                                                                                                ---------------
DOMESTIC CORPORATE BONDS -- 37.4%
AEROSPACE & DEFENSE -- 0.5%
Boeing Capital Corp.
     6.500%                                                                        02/15/12           1,270           1,315,164
                                                                                                                ---------------
AUTOMOBILE MANUFACTURERS -- 0.4%
DaimlerChrysler NA Holding Corp.
     5.875%                                                                        03/15/11           1,000             984,645
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 0.7%
CSX Corp.
     6.750%                                                                        03/15/11           1,780           1,848,763
                                                                                                                ---------------

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
BROADCASTING & CABLE TV -- 0.5%
Comcast Corp.
     5.850%                                                                        11/15/15     $     1,315     $     1,266,400
                                                                                                                ---------------
CASINOS & GAMING -- 0.7%
Harrahs Operating Co., Inc.
     5.625%                                                                        06/01/15           2,000           1,853,002
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT -- 0.4%
Cisco Systems, Inc.
     5.250%                                                                        02/22/11           1,050           1,031,568
                                                                                                                ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.3%
John Deere Capital Corp.
     5.100%                                                                        01/15/13             750             722,068
                                                                                                                ---------------
CONSUMER FINANCE -- 2.6%
American General Finance Corp.
     5.400%                                                                        12/01/15           1,320           1,254,416
Capital One Bank
     4.250%                                                                        12/01/08           1,000             967,811
Capital One Financial Co.
     5.500%                                                                        06/01/15             725             686,860
General Electric Capital Corp.
     4.875%                                                                        03/04/15             230             215,863
Household Finance Corp.
     6.375%                                                                        10/15/11           1,850           1,892,691
     4.750%                                                                        07/15/13             465             432,921
Residential Capital Corp.
     6.375%                                                                        06/30/10           1,360           1,342,653
                                                                                                                ---------------
                                                                                                                      6,793,215
                                                                                                                ---------------
DEPARTMENT STORES -- 1.2%
Kohls Corp.
     6.300%                                                                        03/01/11           3,225           3,287,658
                                                                                                                ---------------
DIVERSIFIED BANKS -- 1.0%
Bank of America Corp.
     6.250%                                                                        04/15/12           1,065           1,092,087
Bank One Corp.
     7.875%                                                                        08/01/10           1,400           1,507,764
                                                                                                                ---------------
                                                                                                                      2,599,851
                                                                                                                ---------------
ELECTRIC UTILITIES -- 2.0%
PECO Energy Co.
     3.500%                                                                        05/01/08           2,330           2,242,532
Southern Co. Capital Funding Corp.
     5.300%                                                                        02/01/07           3,000           2,986,491
                                                                                                                ---------------
                                                                                                                      5,229,023
                                                                                                                ---------------
FOOD RETAIL -- 1.0%
Kroger Co. (The)
     6.800%                                                                        04/01/11           2,565           2,635,986
                                                                                                                ---------------
HOMEBUILDING -- 0.8%
Centex Corp.
     4.750%                                                                        01/15/08           1,500           1,471,533
     4.550%                                                                        11/01/10             800             750,435
                                                                                                                ---------------
                                                                                                                      2,221,968
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group, Inc.
     6.125%                                                                        09/01/09     $     1,000     $     1,007,292
                                                                                                                ---------------
INDUSTRIAL CONGLOMERATES -- 1.0%
General Electric Capital Corp.
     4.125%                                                                        09/01/09             360             345,075
Textron Financial Corp.
     5.875%                                                                        06/01/07           2,400           2,405,460
                                                                                                                ---------------
                                                                                                                      2,750,535
                                                                                                                ---------------
INTEGRATED OIL & GAS -- 2.7%
ChevronTexaco Capital Corp.
     3.375%                                                                        02/15/08           2,215           2,141,865
Conoco Funding Co.
     6.350%                                                                        10/15/11           2,305           2,374,076
Marathon Oil Corp.
     5.375%                                                                        06/01/07           2,500           2,492,875
                                                                                                                ---------------
                                                                                                                      7,008,816
                                                                                                                ---------------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.3%
BellSouth Corp.
     4.200%                                                                        09/15/09           1,100           1,049,461
     4.750%                                                                        11/15/12           1,600           1,485,528
Verizon Global Funding Corp.
     7.250%                                                                        12/01/10           1,250           1,310,311
Verizon Wireless Capital LLC
     5.375%                                                                        12/15/06           2,300           2,297,714
                                                                                                                ---------------
                                                                                                                      6,143,014
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 2.1%
Lehman Brothers Holdings, Inc.
     4.000%                                                                        01/22/08           1,745           1,700,038
     7.000%                                                                        02/01/08             565             575,780
Merrill Lynch & Co.
     3.700%                                                                        04/21/08             400             387,106
     4.125%                                                                        09/10/09           1,475           1,409,433
Morgan Stanley
     3.875%                                                                        01/15/09             400             383,995
     4.000%                                                                        01/15/10           1,000             946,067
                                                                                                                ---------------
                                                                                                                      5,402,419
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 0.9%
John Hancock Financial Services Corp.
     5.625%                                                                        12/01/08           2,320           2,324,060
                                                                                                                ---------------
MANAGED HEALTH CARE -- 0.8%
UnitedHealth Group, Inc.
     5.375%                                                                        03/15/16           1,200           1,137,323
Wellpoint, Inc.
     5.250%                                                                        01/15/16           1,000             938,911
                                                                                                                ---------------
                                                                                                                      2,076,234
                                                                                                                ---------------
MOVIES & ENTERTAINMENT -- 0.8%
Time Warner, Inc.
     7.250%                                                                        10/15/17           1,955           2,050,858
                                                                                                                ---------------

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
MULTI-UTILITIES -- 1.5%
Consolidated Edison, Inc.
     3.625%                                                                        08/01/08     $     1,285     $     1,235,096
Duke Energy Field Services LLC
     7.875%                                                                        08/16/10           1,380           1,476,269
Pacific Gas & Electric Co.
     4.200%                                                                        03/01/11           1,200           1,123,298
                                                                                                                ---------------
                                                                                                                      3,834,663
                                                                                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.4%
American Express Credit Corp.
     3.000%                                                                        05/16/08           2,615           2,495,966
Bank of America Corp.
     5.250%                                                                        02/01/07           2,000           1,995,414
Citigroup, Inc.
     5.125%                                                                        07/02/13           2,000           2,001,114
JPMorgan Chase & Co.
     3.800%                                                                        10/02/09             480             454,699
     5.125%                                                                        09/15/14           1,920           1,816,508
                                                                                                                ---------------
                                                                                                                      8,763,701
                                                                                                                ---------------
PACKAGED FOODS & MEATS -- 0.6%
Kellogg Co.
     6.600%                                                                        04/01/11           1,500           1,551,096
                                                                                                                ---------------
PHARMACEUTICALS -- 1.3%
Abbot Laboratories
     5.875%                                                                        05/15/16           2,300           2,284,514
Schering-Plough Corp.
     5.550%                                                                        12/01/13           1,135           1,101,857
                                                                                                                ---------------
                                                                                                                      3,386,371
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 0.6%
Allstate Life Global Funding Trust
     4.500%                                                                        05/29/09           1,500           1,455,180
                                                                                                                ---------------
PUBLISHING & PRINTING -- 0.4%
News America, Inc.
     6.625%                                                                        01/09/08           1,120           1,134,728
                                                                                                                ---------------
RAILROADS -- 0.3%
Burlington Northern Santa Fe Corp.
     6.750%                                                                        07/15/11             690             720,201
                                                                                                                ---------------
REGIONAL BANKS -- 0.7%
Union Planters Corp.
     7.750%                                                                        03/01/11           1,750           1,887,552
                                                                                                                ---------------
RETAIL REIT'S -- 1.8%
Simon Property Group LP
     4.600%                                                                        06/15/10           1,500           1,438,777
     5.750%                                                                        05/01/12             445             438,928
SLM Corp.
     4.500%                                                                        07/26/10           3,000           2,862,756
                                                                                                                ---------------
                                                                                                                      4,740,461
                                                                                                                ---------------
SOFT DRINKS -- 0.6%
PepsiCo, Inc.
     3.200%                                                                        05/15/07           1,650           1,616,845
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
SPECIALIZED FINANCE -- 0.8%
CIT Group, Inc.
     3.375%                                                                        04/01/09     $     1,620     $     1,527,252
     5.000%                                                                        02/13/14             710             664,697
                                                                                                                ---------------
                                                                                                                      2,191,949
                                                                                                                ---------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Countrywide Home Loan, Inc.
     4.125%                                                                        09/15/09           2,965           2,821,776
Washington Mutual, Inc.
     5.000%                                                                        03/22/12           1,325           1,261,128
                                                                                                                ---------------
                                                                                                                      4,082,904
                                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Sprint Capital Corp.
     7.625%                                                                        01/30/11           1,655           1,763,316
                                                                                                                ---------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $100,673,124)                                                                                    97,681,506
                                                                                                                ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 15.4%
Adjustable Rate Mortgage Trust 05-11,
   2A42(d)
     5.358%                                                                        02/25/36           4,075           4,025,700
Bear Stearns Commercial Mortgage
   Securities, Inc. 06-T22, A4(d)
     5.634%                                                                        04/12/38           2,275           2,226,101
DLJ Commercial Mortgage Corp. 98-CF2,
   A1A
     5.880%                                                                        11/12/31              94              94,121
DLJ Mortgage Acceptance Corp. 96-M, A1
   144A(b)(e)
     0.000%                                                                        11/28/11              43              35,277
First Franklin Net Interest Margin Trust
   04-FF7A, A 144A(b)
     5.000%                                                                        09/27/34              72              72,342
GMAC Mortgage Corp. Loan Trust 05-AR3,
   3A3(d)
     4.874%                                                                        06/19/35           2,113           2,083,933
GSR Mortgage Loan Trust 04 -10F, 1A1
     4.500%                                                                        08/25/19           1,822           1,796,122
Lehman Brothers UBS Commercial
   Mortgage Trust 00-C4, A1
     7.180%                                                                        09/15/19             427             429,322
Lehman Brothers UBS Commercial
   Mortgage Trust 01-C2, A1
     6.270%                                                                        06/15/20           1,306           1,315,185
Lehman Brothers UBS Commercial
   Mortgage Trust 05-C2, A2
     4.821%                                                                        04/15/30           2,600           2,524,714
Lehman Brothers UBS Commercial
   Mortgage Trust 05-C5, A3
     4.964%                                                                        09/15/30             797             766,036
Lehman XS Net Interest Margin Notes
   06-GP1 A1 144A(b)
     6.250%                                                                        05/28/46           2,456           2,456,369
Morgan Stanley Capital I 98-WF2, A2
     6.540%                                                                        07/15/30           1,933           1,957,098
Morgan Stanley Mortgage Loan
   Trust 06-7, 5A2(d)
     5.962%                                                                        06/25/36           1,800           1,784,180

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
Origen Manufactured Housing
   Contract Trust 04-B, A1
     2.870%                                                                        06/15/13     $       141     $       139,963
Residential Funding Mortgage Securities
   01-HS2, A5(d)
     7.420%                                                                        04/25/31           1,235           1,231,311
Structured Asset Securities Corp. 03-34A,
   6A(d)
     5.133%                                                                        11/25/33           2,586           2,522,152
Structured Asset Securities Corp. 04-5H,
   A2
     4.430%                                                                        12/25/33           2,845           2,806,143
Structured Asset Securities Corp. 05-2XS,
   2A2(d)
     5.150%                                                                        02/25/35           1,652           1,615,682
Structured Asset Securities Corp. 05-4XS,
   3A2
     4.270%                                                                        03/25/35           3,555           3,458,568
Structured Asset Securities Corp. 98-RF3,
   AIO Interest Only 144A(b)
     6.100%                                                                        06/15/28           1,866             185,978
Wells Fargo Mortgage Backed Securities
   05-AR10, 2A19(d)
     3.498%                                                                        06/25/35           4,091           3,998,220
WMALT Mortgage Pass-Through
   Certificates 05-6, 2A7
     5.500%                                                                        08/25/35           2,720           2,688,694
                                                                                                                ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $41,208,952)                                                                                     40,213,211
                                                                                                                ---------------
FOREIGN GOVERNMENT SECURITIES -- 1.3%
CANADA -- 0.9%
Province of Ontario
     3.375%                                                                        01/15/08           2,445           2,366,848
                                                                                                                ---------------
ITALY -- 0.4%
Republic of Italy
     3.750%                                                                        12/14/07           1,065           1,039,437
                                                                                                                ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $3,508,207)                                                                                       3,406,285
                                                                                                                ---------------
FOREIGN CORPORATE BONDS(c) -- 4.0%
CANADA -- 1.2%
Burlington Resources
   Finance Co.
     5.600%                                                                        12/01/06           3,100           3,098,807
                                                                                                                ---------------
GERMANY -- 1.2%
European Investment Bank
     2.375%                                                                        06/15/07           3,175           3,087,627
                                                                                                                ---------------
ITALY -- 0.4%
Telecom Italia Capital S.p.A.
     4.875%                                                                        10/01/10           1,000             957,113
                                                                                                                ---------------

  COUPON                                                                                           PAR
   RATE                                                                           MATURITY        (000)              VALUE
----------                                                                       ----------     -----------     ---------------
FOREIGN CORPORATE BONDS(c)--CONTINUED
UNITED KINGDOM -- 1.2%
Scottish Power plc
     5.375%                                                                        03/15/15     $     1,350     $     1,283,373
Vodafone Group plc
     7.750%                                                                        02/15/10           1,830           1,935,692
                                                                                                                ---------------
                                                                                                                      3,219,065
                                                                                                                ---------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $10,702,064)                                                                                     10,362,612
                                                                                                                ---------------

                                                                                                  SHARES
                                                                                                -----------
SHORT-TERM INVESTMENTS -- 2.5%
MONEY MARKET MUTUAL FUNDS -- 2.5%
Goldman Sachs Financial Square
   Money Market Portfolio (seven day
   effective yield 4.99%)                                                                         1,934,684           1,934,684
JPMorgan Institutional Prime Money
   Market Fund (seven day effective
   yield 5.02%)                                                                                   4,660,051           4,660,051
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $6,594,735)                                                                                       6,594,735
                                                                                                                ---------------
TOTAL INVESTMENTS -- 99.4%
   (Identified cost $267,011,446)                                                                                   259,923,681(a)
                                                                                                                ---------------
OTHER ASSETS -- 2.9%
Cash                                                                                                                     43,350
Receivables
   Investment securities sold                                                                                         4,819,795
   Interest                                                                                                           2,513,545
   Fund shares sold                                                                                                     125,456
Prepaid expenses                                                                                                         25,559
                                                                                                                ---------------
       Total assets                                                                                                 267,451,386
                                                                                                                ---------------
LIABILITIES -- (2.3)%
Payables
   Investment securities purchased                                                                                    4,701,683
   Fund shares repurchased                                                                                              347,860
   Dividend distributions                                                                                               621,802
   Investment advisory fee                                                                                              149,771
   Administration fees                                                                                                   28,306
   Transfer agent fee                                                                                                    16,253
   Trustees' fee                                                                                                          3,561
   Distribution and service fees                                                                                          3,487
   Other accrued expenses                                                                                                19,159
                                                                                                                ---------------
       Total liabilities                                                                                              5,891,882
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   261,559,504
                                                                                                                ===============

                       See Notes to Financial Statements.

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                  $      26,594
Capital paid in on shares of beneficial interest                    273,965,284
Distributions in excess of net investment income                         (4,321)
Accumulated net realized loss                                        (5,340,288)
Net unrealized depreciation                                          (7,087,765)
                                                                  -------------
NET ASSETS                                                        $ 261,559,504
                                                                  =============

CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $7,560,917)                      769,037
Net asset value per share                                                $ 9.83
Offering price per share $9.83/1-4.75%)                                  $10.32

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $100,369)                         10,208
Net asset value and offering price per share                             $ 9.83

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $253,898,218)                 25,815,683
Net asset value and offering price per share                             $ 9.84

----------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $464,827 and gross depreciation of $7,607,869 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $267,066,723.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $2,749,966 or 1.1% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Variable or step coupon security interest rate shown reflects the rate currently in effect.

(e) Illiquid and Restricted. At June 30, 2006, this security amounted to a value of $35,277 or 0.0% of net assets.

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
MUNICIPAL BONDS(c) -- 96.7%
ALABAMA -- 3.4%
Jefferson County Limited Obligation
   School Warrants Series A
     5.250%                                                                        01/01/17     $     3,000     $     3,130,020
University of Alabama Hospital Series A
   (MBIA Insured)
     5.625%                                                                        09/01/16             500             530,090
                                                                                                                ---------------
                                                                                                                      3,660,110
                                                                                                                ---------------
CALIFORNIA -- 1.0%
California State Department of Water
   Resources Power Supply Series A
   Prerefunded 5/1/12 @ 101
     5.375%                                                                        05/01/22           1,000           1,085,150
                                                                                                                ---------------
COLORADO -- 1.8%
Colorado State Certificates of
   Participation (MBIA Insured)
     5.000%                                                                        11/01/30             500             509,670
Douglas County School District No. RE-1
   (FGIC Insured)
     5.750%                                                                        12/15/18           1,000           1,111,430
E-470 Public Highway Authority Series B
   (MBIA Insured)
     0.000%                                                                        09/01/29           1,165             342,067
                                                                                                                ---------------
                                                                                                                      1,963,167
                                                                                                                ---------------
FLORIDA -- 1.0%
Miami-Dade County Expressway Authority
   Toll System (FGIC Insured)
     6.000%                                                                        07/01/14           1,000           1,082,700
                                                                                                                ---------------
GEORGIA -- 4.4%
Atlanta Development Authority Student
   Housing (Piedmont/Ellis LLC Project)
   Series A (XLCA Insured)
     5.000%                                                                        09/01/25           1,375           1,414,586
Chatham County Hospital Authority
   (Memorial Health Medical Center)
   Series A
     6.125%                                                                        01/01/24           1,025           1,094,557
Forsyth County School District
   Prerefunded 2/1/10 @ 102
     6.000%                                                                        02/01/14           1,000           1,084,640
     6.000%                                                                        02/01/15           1,000           1,084,640
                                                                                                                ---------------
                                                                                                                      4,678,423
                                                                                                                ---------------
IDAHO -- 1.5%
Idaho Housing & Finance Association
   (MBIA Insured)
     4.250%                                                                        07/15/16             500             499,995
     5.000%                                                                        07/15/21           1,000           1,045,730
                                                                                                                ---------------
                                                                                                                      1,545,725
                                                                                                                ---------------
ILLINOIS -- 14.2%
Chicago Neighborhoods Alive 21
   Prerefunded 7/1/10 @ 101 (FGIC Insured)
     6.125%                                                                        01/01/22           2,000           2,179,180

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
ILLINOIS--CONTINUED
Chicago O'Hare International Airport
   Series A (MBIA Insured)
     5.250%                                                                        01/01/26     $     1,500     $     1,574,265
Illinois Finance Authority
   (University of Chicago) Series A
     5.000%                                                                        07/01/26           1,000           1,023,790
Illinois State Toll Highway Authority
   (FSA Insured)
     5.000%                                                                        01/01/21           4,750           4,939,335
State of Illinois Prerefunded 1/1/10 @ 100
   (FGIC Insured)
     6.125%                                                                        01/01/16           5,000           5,357,650
                                                                                                                ---------------
                                                                                                                     15,074,220
                                                                                                                ---------------
MARYLAND -- 2.0%
Baltimore Convention Center Series A
   (XLCA Insured)
     5.250%                                                                        09/01/22           2,000           2,124,400
                                                                                                                ---------------
MASSACHUSETTS -- 13.1%
City of Pittsfield (MBIA Insured)
   5.000%                                                                          04/15/19           1,000           1,047,400
Massachusetts State Port Authority
   Series C
   Prerefunded 1/1/10 @ 101
     6.125%                                                                        07/01/17           1,000           1,078,570
Massachusetts State Series A
   (FSA Insured)
     5.000%                                                                        03/01/23           3,000           3,106,350
Massachusetts State Series B
   Prerefunded 6/1/10 @ 100
     6.000%                                                                        06/01/14           3,000           3,219,180
Springfield Municipal Purposes Loan
   Prerefunded 10/1/09 @ 101
   (FSA Insured)
     6.250%                                                                        10/01/19           5,000           5,399,350
                                                                                                                ---------------
                                                                                                                     13,850,850
                                                                                                                ---------------
MICHIGAN -- 3.4%
Armada Area Schools School Building &
   Site (Q-SBLF Guaranteed)
     5.000%                                                                        05/01/26             550             561,368
Michigan State Hospital Finance
   Authority (Chelsea Community Hospital)
     5.375%                                                                        05/15/19           3,000           3,000,300
                                                                                                                ---------------
                                                                                                                      3,561,668
                                                                                                                ---------------
MINNESOTA -- 3.6%
St. Cloud Health Care (St. Cloud Hospital
   Obligation Group A) (FSA Insured)
     6.250%                                                                        05/01/19           3,530           3,829,697
                                                                                                                ---------------
MISSOURI -- 3.1%
Missouri State Health & Educational
   Facilities (St. Anthony's Medical Center)
   Prerefunded 12/1/10 @ 101
     6.125%                                                                        12/01/19           2,000           2,190,120
     6.250%                                                                        12/01/30           1,000           1,100,060
                                                                                                                ---------------
                                                                                                                      3,290,180
                                                                                                                ---------------

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
NEBRASKA -- 1.0%
University of Nebraska Student Fees &
   Facilities
     5.000%                                                                        07/01/35     $     1,000     $     1,014,330
                                                                                                                ---------------
NEW HAMPSHIRE -- 0.8%
New Hampshire Health & Educational
   Facilities (Exeter Project)
     6.000%                                                                        10/01/24             750             810,757
                                                                                                                ---------------
NEW JERSEY -- 9.0%
New Jersey Economic Development
   Authority (School Facilities
   Construction) Series P
     5.250%                                                                        09/01/19           1,855           1,968,322
New Jersey Transportation Trust Fund
   Authority Series A
     5.500%                                                                        12/15/21           3,000           3,282,090
New Jersey Transportation Trust Fund
   Authority Series C Prerefunded
   6/15/13 @ 100
     5.500%                                                                        06/15/24           4,000           4,345,280
                                                                                                                ---------------
                                                                                                                      9,595,692
                                                                                                                ---------------
NORTH CAROLINA -- 0.3%
Harnett County Certificates of
   Participation (FSA Insured)
     5.125%                                                                        12/01/23             265             277,527
                                                                                                                ---------------
OHIO -- 11.7%
City of Akron(b)
     6.500%                                                                        11/01/15             865           1,015,605
Cleveland Municipal School District
   (FSA Insured)
     5.250%                                                                        12/01/18           2,330           2,472,084
Marysville Exempt School District
   Prerefunded 12/1/10 @ 101
   (AMBAC Insured)
     6.000%                                                                        12/01/29           1,000           1,092,170
Plain Local School District (FGIC Insured)
     6.000%                                                                        12/01/25             180             194,627
Plain Local School District Prerefunded
     6/1/11 @ 100 (FGIC Insured)
     6.000%                                                                        12/01/25           1,220           1,330,434
Rickenbacker Port Authority Series A
     5.375%                                                                        01/01/32           1,545           1,618,805
Steubenville Hospital
     6.375%                                                                        10/01/20           1,010           1,091,911
University of Akron General Receipts
   Prerefunded 1/1/10 @ 101 (FGIC Insured)
     6.000%                                                                        01/01/15           2,235           2,405,374
     6.000%                                                                        01/01/16           1,110           1,194,615
                                                                                                                ---------------
                                                                                                                     12,415,625
                                                                                                                ---------------
PENNSYLVANIA -- 1.0%
Chester County Health & Educational
   Authority
     6.750%                                                                        07/01/31           1,000           1,077,780
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
PUERTO RICO -- 1.4%
Puerto Rico Convention Center
   Distribution Authority Hotel Occupancy
   Tax Series A (CIFG Insured)
     5.000%                                                                        07/01/27     $     1,500     $     1,537,935
                                                                                                                ---------------
SOUTH CAROLINA -- 1.8%
Lexington County One School Facilities
   Corp. Installment Purchase
     5.250%                                                                        12/01/28           1,300           1,337,843
Medical University Hospital Authority
   Series A (MBIA Insured)
     5.000%                                                                        08/15/31             600             606,348
                                                                                                                ---------------
                                                                                                                      1,944,191
                                                                                                                ---------------
TENNESSEE -- 1.0%
White House Utility District Robertson &
   Sumner Counties Water Prerefunded
   1/1/10 @ 100 (FSA Insured)
     6.000%                                                                        01/01/26           1,000           1,067,490
                                                                                                                ---------------
TEXAS -- 13.7%
Birdville Independent School District
   (PSF Guaranteed)
     6.000%                                                                        02/15/21           2,135           2,277,789
Dallas Area Rapid Transit (FGIC Insured)
     4.900%                                                                        12/01/21           1,000           1,014,770
Kountze Independent School District
   (PSF Guaranteed)
     5.250%                                                                        08/15/29           1,000           1,047,900
Leander Independent School District
   (PSF Guaranteed)
     0.000%                                                                        08/15/24           5,000           1,681,750
Lewisville Independent School District
   (PSF Guaranteed)
     6.000%                                                                        08/15/17           3,130           3,324,279
Texas Municipal Power Agency
   (FGIC Insured)
     4.750%                                                                        09/01/14             500             504,945
Texas State Transportation Commission
   Mobility Fund
     5.000%                                                                        04/01/24           4,500           4,639,680
                                                                                                                ---------------
                                                                                                                     14,491,113
                                                                                                                ---------------
VIRGINIA -- 2.5%
Henrico County Economic Development
   Authority Public Facilities Lease
   (Regional Jail Project)
     6.125%                                                                        11/01/17           2,405           2,613,826
                                                                                                                ---------------
TOTAL MUNICIPAL BONDS
   (Identified cost $98,373,154)                                                                                    102,592,556
                                                                                                                ---------------

                                                                                                  SHARES
                                                                                                -----------
SHORT-TERM INVESTMENTS -- 1.7%
MONEY MARKET MUTUAL FUNDS -- 1.7%
AIM Tax-Free Investment Co.
   Cash Reserve Portfolio (seven day
   effective yield 3.65%)                                                                           642,038             642,038

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
MONEY MARKET MUTUAL FUNDS--CONTINUED
Goldman Sachs Financial Square
   Tax-Exempt Money Market
   Portfolio (seven day effective
   yield 3.73%)                                                                                   1,133,308     $     1,133,308
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,775,346)
                                                                                                                      1,775,346
                                                                                                                ---------------
TOTAL INVESTMENTS -- 98.4%
   (Identified cost $100,148,500)                                                                                   104,367,902(a)
                                                                                                                ---------------
OTHER ASSETS -- 2.0%
Receivables
   Interest                                                                                                           1,436,274
   Investment securities sold                                                                                           510,327
   Fund shares sold                                                                                                     153,870
Prepaid expenses                                                                                                         23,908
                                                                                                                ---------------
       Total assets                                                                                                 106,492,281
                                                                                                                ---------------
LIABILITIES -- (0.4)%
Payables
   Fund shares repurchased                                                                                               48,288
   Dividend distributions                                                                                               255,319
   Investment advisory fee                                                                                               33,522
   Transfer agent fee                                                                                                    20,440
   Distribution and service fees                                                                                         13,379
   Administration fees                                                                                                   11,799
   Trustees' fee                                                                                                          1,502
   Other accrued expenses                                                                                                12,241
                                                                                                                ---------------
       Total liabilities                                                                                                396,490
                                                                                                                ---------------

NET ASSETS -- 100.0%                                                                                            $   106,095,791
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $        10,479
Capital paid in on shares of beneficial interest                                                                    100,325,042
Undistributed net investment income                                                                                           6
Accumulated net realized gain                                                                                         1,540,862
Net unrealized appreciation                                                                                           4,219,402
                                                                                                                ---------------
NET ASSETS                                                                                                      $   106,095,791
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
  unlimited authorization (Net Assets $28,961,263)                                                                    2,758,673
Net asset value per share                                                                                                $10.50
Offering price per share $10.50/1-4.75%)                                                                                 $11.02

CLASS C
Shares of beneficial interest outstanding,
  unlimited authorization (Net Assets $100,139)                                                                           9,537
Net asset value and offering price per share                                                                             $10.50

CLASS I
Shares of beneficial interest outstanding,
  unlimited authorization (Net Assets $77,034,389)                                                                    7,339,019
Net asset value and offering price per share                                                                             $10.50

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,547,964 and gross depreciation of $328,563 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $100,148,501.

(b)   Escrowed to maturity.

(c) At June 30, 2006, 55% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC 15.4% and FSA 19.9%.

                       See Notes to Financial Statements.

                          PHOENIX INSIGHT BALANCED FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
U.S. GOVERNMENT SECURITIES -- 6.3%
U.S. TREASURY BONDS -- 2.4%
     11.250%                                                                       02/15/15     $       165     $       234,390
     8.750%                                                                        08/15/20             823           1,102,435
     8.000%                                                                        11/15/21              85             108,734
     6.125%                                                                        11/15/27              64              70,735
     5.500%                                                                        08/15/28             490             503,590
                                                                                                                ---------------
                                                                                                                      2,019,884
                                                                                                                ---------------
U.S. TREASURY NOTES -- 3.9%
     3.750%                                                                        05/15/08             360             351,014
     4.375%                                                                        11/15/08             560             550,594
     3.500%                                                                        08/15/09             425             405,493
     3.875%                                                                        07/15/10             700             669,403
     4.875%                                                                        02/15/12             190             187,982
     4.250%                                                                        08/15/13             875             830,430
     5.358%(g)                                                                     02/15/19             690             354,016
                                                                                                                ---------------
                                                                                                                      3,348,932
                                                                                                                ---------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $5,524,323)                                                                                       5,368,816
                                                                                                                ---------------
AGENCY MORTGAGE-BACKED SECURITIES -- 10.7%
FHLMC
     7.000%                                                                        10/15/07             129             129,696
     5.000%                                                                        10/15/17             450             429,469
     4.500%                                                                        11/15/19             260             232,512
     5.000%                                                                        11/15/19             280             261,019
     5.500%                                                                        08/15/24             305             294,812
     5.500%                                                                        09/15/25             169             168,149
     5.500%                                                                        10/15/25             169             168,148
     4.500%                                                                        04/15/33             267             254,438
FNMA
     7.592%(e)                                                                     10/25/08              31              31,118
     6.000%                                                                        11/25/15             120             119,430
     5.000%                                                                        11/25/17             400             379,685
     5.000%                                                                        05/25/18             640             615,243
     5.000%                                                                        08/01/18             290             280,202
     6.000%                                                                        11/25/18             485             486,336
     7.500%                                                                        11/01/26              --(f)              255
     7.500%                                                                        12/01/26              18              18,680
     7.500%                                                                        03/01/27              17              17,464
     7.376%(e)                                                                     12/25/30              34              34,573
     5.500%                                                                        11/01/33             274             264,387
     5.500%                                                                        12/01/33             398             383,309
     5.500%                                                                        01/01/34             215             207,131
     5.000%                                                                        03/01/34           1,052             988,795
     5.000%                                                                        07/01/34             543             509,628
     5.000%                                                                        11/01/34             141             131,910
     6.000%                                                                        03/01/35             167             164,139
     5.500%                                                                        06/01/35             248             238,733
     5.500%                                                                        07/01/35             258             248,456
     5.500%                                                                        08/01/35             678             651,547
     6.500%                                                                        05/01/36             614             618,127
FNMA Interest Only
     6.500%                                                                        02/25/09              36               1,562
     1.840%(e)                                                                     03/25/27             419              21,766

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
GNMA
     5.552%                                                                        05/16/26     $       302     $       300,195
     8.000%                                                                        11/15/26              34              36,388
     7.000%                                                                        09/15/31               9               8,934
     5.039%(e)                                                                     12/16/32             195             183,313
     5.500%                                                                        07/15/33             271             263,510
                                                                                                                ---------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $9,471,236)                                                                                       9,143,059
                                                                                                                ---------------
ASSET-BACKED SECURITIES -- 1.7%
California Infrastructure Pacific Gas &
   Electric 97-1, A8
     6.480%                                                                        12/26/09             215             217,206
Citibank Credit Card Issuance
   Trust 03-A6
     2.900%                                                                        05/17/10             600             572,254
Citibank Credit Card Issuance
   Trust 05-B1
     4.400%                                                                        09/15/10             220             214,136
Providian Gateway Master
   Trust 04-DA 144A(d)
     3.350%                                                                        09/15/11             240             233,580
Volkswagen Auto Loan Enhanced
   Trust 03-2, A4
     2.940%                                                                        03/22/10             220             215,405
                                                                                                                ---------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $1,499,550)                                                                                       1,452,581
                                                                                                                ---------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 1.6%
FHLB
     5.625%                                                                        06/13/16             345             340,751
FHLMC
     4.200%                                                                        12/28/07           1,000             982,025
                                                                                                                ---------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $1,345,000)                                                                                        1,322,776
                                                                                                                ---------------
DOMESTIC CORPORATE BONDS -- 7.8%
AEROSPACE & DEFENSE -- 0.4%
Boeing Capital Corp.
     7.375%                                                                        09/27/10             180             191,420
Boeing Co.
     8.750%                                                                        09/15/31             100             131,888
                                                                                                                ---------------
                                                                                                                        323,308
                                                                                                                ---------------
AUTOMOBILE MANUFACTURERS -- 0.2%
DaimlerChrysler NA Holding Corp.
     5.875%                                                                        03/15/11             150             147,697
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 0.1%
CSX Corp.
     6.750%                                                                        03/15/11              50              51,932
                                                                                                                ---------------
BIOTECHNOLOGY -- 0.1%
Genentech, Inc.
     5.250%                                                                        07/15/35             100              86,620
                                                                                                                ---------------

                       See Notes to Financial Statements.

                          PHOENIX INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
BROADCASTING & CABLE TV -- 0.3%
Comcast Corp.
     5.850%                                                                        11/15/15     $       265     $       255,210
                                                                                                                ---------------
CASINOS & GAMING -- 0.1%
Harrah's Operating Co., Inc.
     5.625%                                                                        06/01/15             100              92,650
                                                                                                                ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.4%
Caterpillar, Inc.
     7.300%                                                                        05/01/31             200             231,172
John Deere Capital Corp.
     5.100%                                                                        01/15/13             150             144,414
                                                                                                                ---------------
                                                                                                                        375,586
                                                                                                                ---------------
CONSUMER FINANCE -- 0.9%
Associates Corp. NA
     6.950%                                                                        11/01/18              60              64,536
Capital One Bank
     4.250%                                                                        12/01/08             160             154,850
     5.000%                                                                        06/15/09             125             122,519
General Electric Capital Corp.
     4.875%                                                                        03/04/15              75              70,390
HSBC Finance Corp.
     5.250%                                                                        01/14/11             350             342,177
                                                                                                                ---------------
                                                                                                                        754,472
                                                                                                                ---------------
DEPARTMENT STORES -- 0.3%
Kohls Corp.
     6.300%                                                                        03/01/11             220             224,274
                                                                                                                ---------------
DIVERSIFIED BANKS -- 0.3%
Bank of America Corp.
     6.250%                                                                        04/15/12             220             225,595
                                                                                                                ---------------
ELECTRIC UTILITIES -- 0.3%
AEP Texas Central Co.
     5.500%                                                                        02/15/13             100              96,643
PECO Energy Co.
     3.500%                                                                        05/01/08             200             192,492
                                                                                                                ---------------
                                                                                                                        289,135
                                                                                                                ---------------
FOOD RETAIL -- 0.1%
Kroger Co. (The)
     6.800%                                                                        04/01/11              85              87,352
                                                                                                                ---------------
HOMEBUILDING -- 0.1%
Centex Corp.
     4.750%                                                                        01/15/08             130             127,533
                                                                                                                ---------------
HOUSEHOLD PRODUCTS -- 0.6%
Kimberly-Clark Corp.
     4.875%                                                                        08/15/15             300             281,875
Procter & Gamble Co. - Guaranteed ESOP
   Debentures Series A
     9.360%                                                                        01/01/21             150             184,407
                                                                                                                ---------------
                                                                                                                        466,282
                                                                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Constellation Energy Group, Inc.
     7.600%                                                                        04/01/32             150             164,000
                                                                                                                ---------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Textron Financial Corp.
     5.875%                                                                        06/01/07     $       200     $       200,455
                                                                                                                ---------------
INTEGRATED OIL & GAS -- 0.2%
Conoco, Inc.
     6.950%                                                                        04/15/29             165             180,076
                                                                                                                ---------------
INTEGRATED TELECOMMUNICATION SERVICES -- 0.5%
BellSouth Corp.
     6.000%                                                                        11/15/34             235             209,492
Verizon Global Funding Corp.
     7.250%                                                                        12/01/10             200             209,650
     7.750%                                                                        12/01/30              30              32,356
                                                                                                                ---------------
                                                                                                                        451,498
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 0.2%
Lehman Brothers Holdings, Inc.
     4.000%                                                                        01/22/08              55              53,583
     7.000%                                                                        02/01/08              40              40,763
Merrill Lynch & Co.
     4.125%                                                                        09/10/09             100              95,555
                                                                                                                ---------------
                                                                                                                        189,901
                                                                                                                ---------------
MANAGED HEALTH CARE -- 0.2%
UnitedHealth Group, Inc.
     5.800%                                                                        03/15/36             200             179,613
                                                                                                                ---------------
MULTI-UTILITIES -- 0.2%
Consolidated Edison Co. of New York
     5.700%                                                                        02/01/34              50              45,768
Duke Energy Field Services LLC
     7.875%                                                                        08/16/10             150             160,464
                                                                                                                ---------------
                                                                                                                        206,232
                                                                                                                ---------------
OIL & GAS DRILLING -- 0.4%
Rowan Cos., Inc.
     4.330%                                                                        05/01/19             371             345,167
                                                                                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Citigroup, Inc.
     5.850%                                                                        07/02/13             125             125,070
JPMorgan Chase & Co.
     3.800%                                                                        10/02/09             325             307,869
                                                                                                                ---------------
                                                                                                                        432,939
                                                                                                                ---------------
PACKAGED FOODS & MEATS -- 0.3%
General Mills, Inc.
     6.000%                                                                        02/15/12              80              80,566
Kellogg Co.
     6.600%                                                                        04/01/11             200             206,813
                                                                                                                ---------------
                                                                                                                        287,379
                                                                                                                ---------------
PHARMACEUTICALS -- 0.2%
Schering-Plough Corp.
     6.500%                                                                        12/01/33             150             154,289
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 0.4%
St. Paul Travelers Cos., Inc.
     5.500%                                                                        12/01/15             325             307,524
                                                                                                                ---------------

                       See Notes to Financial Statements.

                          PHOENIX INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
RETAIL REITS -- 0.0%
Simon Property Group LP
     5.375%                                                                        08/28/08     $        35     $        34,692
                                                                                                                ---------------
SPECIALIZED FINANCE -- 0.1%
CIT Group, Inc.
     5.000%                                                                        02/13/14              55              51,491
                                                                                                                ---------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $6,963,474)                                                                                       6,692,902
                                                                                                                ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 7.9%
Adjustable Rate Mortgage Trust 05-11,
   2A42(e)
     5.358%                                                                        02/25/36             500             493,951
Bear Stearns Commercial Mortgage
   Securities, Inc. 05-T18, A4(e)
     4.933%                                                                        02/13/42             275             257,331
Bear Stearns Commercial Mortgage
   Securities, Inc. 06-T22, A4 (e)
     5.634%                                                                        04/12/38             195             190,809
Countrywide Home Loans 03-J6, 1A1
     5.500%                                                                        08/25/33             255             243,488
DLJ Commercial Mortgage Corp. 98-CF2,
   A1A
     5.880%                                                                        11/12/31               1                 691
E*Trade RV and Marine Trust 04-1, A3
     3.620%                                                                        10/08/18             335             316,454
GMAC Mortgage Corp. Loan Trust 05-AR3,
   3A3(e)
     4.863%                                                                        06/19/35             219             215,836
Lehman Brothers UBS Commercial
   Mortgage Trust 05-C2, A2
     4.821%                                                                        04/15/30             270             262,182
Lehman Brothers UBS Commercial
   Mortgage Trust 05-C5, A3
     4.964%                                                                        09/15/30             440             422,906
Lehman Brothers UBS Commercial
   Mortgage Trust 06-C3, A4(e)
     5.661%                                                                        03/15/39             330             324,957
Master Adjustable Rate Mortgages Trust
   05-8, 3A1(e)
     6.000%                                                                        12/25/35             666             660,692
Master Alternative Loans Trust 04-13, 12A1
     5.500%                                                                        12/25/19             267             259,759
Master Alternative Loans Trust 04-13, 8A1
     5.500%                                                                        01/25/25             155             149,478
Master Asset Securitization Trust 03-7,
   4A33
     5.250%                                                                        09/25/33             200             186,357
Morgan Stanley Mortgage Loan Trust 06-7,
   5A2(e)
     5.962%                                                                        06/25/36             295             292,407
Residential Funding Mortgage Securities
   01-HS2, A5(e)
     6.920%                                                                        04/25/31             156             155,862
Structured Asset Securities Corp. 03-34A,
   6A(e)
     5.134%                                                                        11/25/33             226             220,688

  COUPON                                                                                            PAR
   RATE                                                                           MATURITY         (000)             VALUE
----------                                                                       ----------     -----------     ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
Structured Asset Securities Corp. 04-5H,
   A2
     4.430%                                                                        12/25/33     $       258     $       254,423
Structured Asset Securities Corp. 05-15,
   4A1
     6.000%                                                                        08/25/35             265             259,496
Structured Asset Securities Corp. 05-2XS,
   2A2(e)
     5.150%                                                                        02/25/35             173             169,411
Structured Asset Securities Corp. 98-RF3,
   AIO Interest Only 144A(d)
     6.100%                                                                        06/15/28              94               9,393
Washington Mutual Mortgage Securities
   Corp. 02-S8, 2A7
     5.250%                                                                        01/25/18             315             304,949
Wells Fargo Mortgage-Backed Securities
   Trust 04-7, 2A2
     5.000%                                                                        07/25/19             256             244,777
Wells Fargo Mortgage-Backed Securities
   Trust 05-AR4, B1(e)
     4.568%                                                                        04/25/35             208             196,746
WMALT Mortgage Pass-Through
   Certificates 05-4, CB7
     5.500%                                                                        06/25/35             310             294,390
WMALT Mortgage Pass-Through
   Certificates 05-6, 2A7
     5.500%                                                                        08/25/35             320             316,317
                                                                                                                ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $6,927,947)                                                                                       6,703,750
                                                                                                                ---------------
FOREIGN CORPORATE BONDS(c) -- 1.3%
FRANCE -- 0.1%
France Telecom SA
     7.750%                                                                        03/01/11             100             107,525
                                                                                                                ---------------
GERMANY -- 0.3%
European Investment Bank
     2.375%                                                                        06/15/07             230             223,671
                                                                                                                ---------------
UNITED KINGDOM -- 0.9%
Diageo Capital plc
     4.375%                                                                        05/03/10             200             190,337
Royal Bank of Scotland Group plc
     5.000%                                                                        10/01/14             200             189,274
     5.050%                                                                        01/08/15             100              94,562
Vodafone Group plc
     7.750%                                                                        02/15/10             250             264,439
                                                                                                                ---------------
                                                                                                                        738,612
                                                                                                                ---------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $1,090,853)                                                                                       1,069,808
                                                                                                                ---------------

                       See Notes to Financial Statements.

                          PHOENIX INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
DOMESTIC COMMON STOCKS -- 59.9%
AEROSPACE & DEFENSE -- 1.2%
Lockheed Martin Corp.                                                                                 5,200     $       373,048
Northrop Grumman Corp.                                                                                3,000             192,180
Precision Castparts Corp.                                                                             4,000             239,040
Rockwell Collins, Inc.                                                                                3,900             217,893
                                                                                                                ---------------
                                                                                                                      1,022,161
                                                                                                                ---------------
AIRLINES -- 0.3%
Alaska Air Group, Inc.(b)                                                                             7,100             279,882
                                                                                                                ---------------
ALUMINUM -- 0.1%
Aleris International, Inc.(b)                                                                         2,350             107,748
                                                                                                                ---------------
APPAREL RETAIL -- 0.5%
American Eagle Outfitters, Inc.                                                                       2,750              93,610
Children's Place Retail Stores, Inc. (The)(b)                                                         5,469             328,413
                                                                                                                ---------------
                                                                                                                        422,023
                                                                                                                ---------------
APPAREL, ACCESSORIES & LUXURY GOODS -- 0.2%
V F Corp.                                                                                             2,500             169,800
                                                                                                                ---------------
APPLICATION SOFTWARE -- 1.6%
Adobe Systems, Inc.(b)                                                                                4,850             147,246
Autodesk, Inc.(b)                                                                                     2,000              68,920
BEA Systems, Inc.(b)                                                                                 59,050             772,964
Fair Isaac Corp.                                                                                      9,700             352,207
                                                                                                                ---------------
                                                                                                                      1,341,337
                                                                                                                ---------------
ASSET MANAGEMENT & CUSTODY BANKS -- 0.9%
Northern Trust Corp.                                                                                 10,300             569,590
Nuveen Investments Class A                                                                            3,900             167,895
                                                                                                                ---------------
                                                                                                                        737,485
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 0.8%
AutoNation, Inc.(b)                                                                                  18,600             398,784
Sonic Automotive, Inc.                                                                               11,400             252,852
                                                                                                                ---------------
                                                                                                                        651,636
                                                                                                                ---------------
BIOTECHNOLOGY -- 0.4%
Amgen, Inc.(b)                                                                                          750              48,923
Celgene Corp.(b)                                                                                      1,950              92,488
Gilead Sciences, Inc.(b)                                                                              3,150             186,354
                                                                                                                ---------------
                                                                                                                        327,765
                                                                                                                ---------------
BUILDING PRODUCTS -- 0.2%
Insteel Industries, Inc.                                                                              6,000             145,200
                                                                                                                ---------------
CASINOS & GAMING -- 0.3%
Shuffle Master, Inc.(b)                                                                               8,465             277,483
                                                                                                                ---------------
COAL & CONSUMABLE FUELS -- 0.4%
Peabody Energy Corp.                                                                                  5,800             323,350
                                                                                                                ---------------
COMMODITY CHEMICALS -- 0.2%
Celanese Corp. Series A                                                                               9,000             183,780
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT -- 1.6%
Cisco Systems, Inc.(b)                                                                               16,500             322,245
Motorola, Inc.                                                                                       47,400             955,110
QUALCOMM, Inc.                                                                                        2,890             115,802
                                                                                                                ---------------
                                                                                                                      1,393,157
                                                                                                                ---------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
COMPUTER HARDWARE -- 1.4%
Dell, Inc.(b)                                                                                         5,140     $       125,467
Hewlett-Packard Co.                                                                                  32,700           1,035,936
                                                                                                                ---------------
                                                                                                                      1,161,403
                                                                                                                ---------------
COMPUTER STORAGE & PERIPHERALS -- 2.0%
EMC Corp.(b)                                                                                         60,600             664,782
Komag, Inc.(b)                                                                                        8,300             383,294
QLogic Corp.(b)                                                                                      17,900             308,596
Western Digital Corp.(b)                                                                             18,700             370,447
                                                                                                                ---------------
                                                                                                                      1,727,119
                                                                                                                ---------------
CONSTRUCTION MATERIALS -- 0.2%
U.S. Concrete, Inc.(b)                                                                               13,200             145,860
                                                                                                                ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.6%
Caterpillar, Inc.                                                                                     3,000             223,440
Commercial Vehicle Group, Inc.(b)                                                                     5,800             119,944
Freightcar America, Inc.                                                                              3,800             210,938
                                                                                                                ---------------
                                                                                                                        554,322
                                                                                                                ---------------
CONSUMER FINANCE -- 0.6%
Capital One Financial Corp.                                                                           2,500             213,625
CompuCredit Corp.(b)                                                                                  7,740             297,526
                                                                                                                ---------------
                                                                                                                        511,151
                                                                                                                ---------------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.8%
Computer Sciences Corp.(b)                                                                           11,800             571,592
Global Payments, Inc.                                                                                 2,600             126,230
                                                                                                                ---------------
                                                                                                                        697,822
                                                                                                                ---------------
DEPARTMENT STORES -- 0.2%
Bon-Ton Stores, Inc. (The)                                                                            9,000             196,920
                                                                                                                ---------------
DIVERSIFIED BANKS -- 1.7%
Intervest Bancshares Corp.(b)                                                                         2,500             101,250
U.S. Bancorp                                                                                         22,300             688,624
Wachovia Corp.                                                                                       12,100             654,368
                                                                                                                ---------------
                                                                                                                      1,444,242
                                                                                                                ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.3%
Corrections Corp. of America(b)                                                                       5,850             309,699
Dun & Bradstreet Corp.(b)                                                                            10,225             712,478
Equifax, Inc.                                                                                         2,800              96,152
                                                                                                                ---------------
                                                                                                                      1,118,329
                                                                                                                ---------------
DIVERSIFIED METALS & MINING -- 0.8%
Freeport-McMoRan Copper & Gold,
   Inc. Class B (Indonesia)                                                                          10,800             598,428
Phelps Dodge Corp.                                                                                    1,400             115,024
                                                                                                                ---------------
                                                                                                                        713,452
                                                                                                                ---------------
ELECTRIC UTILITIES -- 0.3%
FPL Group, Inc.                                                                                       6,600             273,108
                                                                                                                ---------------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.4%
Regal-Beloit Corp.                                                                                    2,779             122,693
Superior Essex, Inc.(b)                                                                               8,100             242,433
                                                                                                                ---------------
                                                                                                                        365,126
                                                                                                                ---------------

                       See Notes to Financial Statements.

                          PHOENIX INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  SHARES            VALUE
                                                                                                -----------     ---------------
ELECTRONIC MANUFACTURING SERVICES -- 0.7%
Jabil Circuit, Inc.                                                                                  22,600     $       578,560
                                                                                                                ---------------
ENVIRONMENTAL & FACILITIES SERVICES -- 0.8%
Republic Services, Inc.                                                                              16,200             653,508
                                                                                                                ---------------
FOOTWEAR -- 0.2%
Wolverine World Wide, Inc.                                                                            8,500             198,305
                                                                                                                ---------------
GAS UTILITIES -- 1.0%
AGL Resources, Inc.                                                                                   5,215             198,796
Northwest Natural Gas Co.                                                                             3,800             140,714
Oneok, Inc.                                                                                          16,000             544,640
                                                                                                                ---------------
                                                                                                                        884,150
                                                                                                                ---------------
HEALTH CARE DISTRIBUTORS -- 0.9%
AmerisourceBergen Corp.                                                                              11,550             484,176
McKesson Corp.                                                                                        2,900             137,112
PSS World Medical, Inc.(b)                                                                            9,500             167,675
                                                                                                                ---------------
                                                                                                                        788,963
                                                                                                                ---------------
HEALTH CARE EQUIPMENT -- 0.5%
Baxter International, Inc.                                                                            5,700             209,532
Biomet, Inc.                                                                                          6,250             195,563
                                                                                                                ---------------
                                                                                                                        405,095
                                                                                                                ---------------
HEALTH CARE SERVICES -- 1.1%
Caremark Rx, Inc.                                                                                     6,200             309,194
Express Scripts, Inc.(b)                                                                              5,435             389,907
HealthExtras, Inc.(b)                                                                                 8,500             256,870
                                                                                                                ---------------
                                                                                                                        955,971
                                                                                                                ---------------
HEALTH CARE TECHNOLOGY -- 0.1%
IMS Health, Inc.                                                                                      4,150             111,428
                                                                                                                ---------------
HOUSEHOLD PRODUCTS -- 1.1%
Colgate-Palmolive Co.                                                                                 7,100             425,290
Procter & Gamble Co. (The)                                                                            9,480             527,088
                                                                                                                ---------------
                                                                                                                        952,378
                                                                                                                ---------------
HYPERMARKETS & SUPER CENTERS -- 0.1%
Costco Wholesale Corp.                                                                                2,150             122,830
                                                                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.4%
AES Corp.(b)                                                                                          8,000             147,600
TXU Corp.                                                                                            16,750           1,001,482
                                                                                                                ---------------
                                                                                                                      1,149,082
                                                                                                                ---------------
INDUSTRIAL CONGLOMERATES -- 1.4%
General Electric Co.                                                                                 34,790           1,146,678
                                                                                                                ---------------
INDUSTRIAL MACHINERY -- 0.3%
Danaher Corp.                                                                                         1,950             125,424
ITT Industries, Inc.                                                                                  2,200             108,900
                                                                                                                ---------------
                                                                                                                        234,324
                                                                                                                ---------------
INTEGRATED OIL & GAS -- 3.0%
ConocoPhillips                                                                                       13,290             870,894
Exxon Mobil Corp.                                                                                    15,490             950,349
Marathon Oil Corp.                                                                                    8,800             733,040
                                                                                                                ---------------
                                                                                                                      2,554,283
                                                                                                                ---------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
Embarq Corp.(b)                                                                                         780     $        31,972
                                                                                                                ---------------
INTERNET SOFTWARE & SERVICES -- 0.3%
Digital Insight Corp.(b)                                                                              3,300             113,157
Websense, Inc.(b)                                                                                     8,150             167,401
                                                                                                                ---------------
                                                                                                                        280,558
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 2.0%
Goldman Sachs Group, Inc. (The)                                                                       4,500             676,935
Lehman Brothers Holdings, Inc.                                                                        5,600             364,840
Schwab (Charles) Corp. (The)                                                                         38,970             622,741
                                                                                                                ---------------
                                                                                                                      1,664,516
                                                                                                                ---------------
IT CONSULTING & OTHER SERVICES -- 0.4%
Sykes Enterprises, Inc.(b)                                                                           19,150             309,464
                                                                                                                ---------------
LEISURE PRODUCTS -- 0.1%
Marvel Entertainment, Inc.(b)                                                                         5,800             116,000
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 1.1%
AmerUs Group Co.                                                                                      4,610             269,915
MetLife, Inc.                                                                                        13,400             686,214
                                                                                                                ---------------
                                                                                                                        956,129
                                                                                                                ---------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Kendle International, Inc.(b)                                                                         5,300             194,669
Waters Corp.(b)                                                                                       1,450              64,380
                                                                                                                ---------------
                                                                                                                        259,049
                                                                                                                ---------------
MANAGED HEALTH CARE -- 1.3%
Aetna, Inc.                                                                                           1,900              75,867
Health Net, Inc.(b)                                                                                   6,000             271,020
Humana, Inc.(b)                                                                                       3,500             187,950
Sierra Health Services, Inc.(b)                                                                       3,100             139,593
UnitedHealth Group, Inc.                                                                              6,624             296,623
WellPoint, Inc.(b)                                                                                    2,100             152,817
                                                                                                                ---------------
                                                                                                                      1,123,870
                                                                                                                ---------------
MORTGAGE REITS -- 0.3%
New Century Financial Corp.                                                                           3,549             162,367
NorthStar Realty Finance Corp.                                                                        8,800             105,688
                                                                                                                ---------------
                                                                                                                        268,055
                                                                                                                ---------------
MOVIES & ENTERTAINMENT -- 0.2%
Time Warner, Inc.                                                                                    11,550             199,815
                                                                                                                ---------------
MULTI-LINE INSURANCE -- 1.0%
Assurant, Inc.                                                                                       11,600             561,440
Genworth Financial, Inc. Class A                                                                      9,300             324,012
                                                                                                                ---------------
                                                                                                                        885,452
                                                                                                                ---------------
MULTI-UTILITIES -- 0.8%
PG&E Corp.                                                                                            7,600             298,528
Xcel Energy, Inc.                                                                                    17,700             339,486
                                                                                                                ---------------
                                                                                                                        638,014
                                                                                                                ---------------

                       See Notes to Financial Statements.

                          PHOENIX INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
OIL & GAS EQUIPMENT & SERVICES -- 0.5%
BJ Services Co.                                                                                       4,100     $       152,766
Grant Prideco, Inc.(b)                                                                                3,300             147,675
Schlumberger Ltd.                                                                                     1,800             117,198
                                                                                                                ---------------
                                                                                                                        417,639
                                                                                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.6%
Clayton Williams Energy, Inc.(b)                                                                      6,800             234,872
Kerr-McGee Corp.                                                                                      4,200             291,270
                                                                                                                ---------------
                                                                                                                        526,142
                                                                                                                ---------------
OIL & GAS REFINING & MARKETING -- 1.5%
Giant Industries, Inc.(b)                                                                             3,500             232,925
Sunoco, Inc.                                                                                          2,100             145,509
Tesoro Corp.                                                                                          4,400             327,184
Valero Energy Corp.                                                                                   8,300             552,116
                                                                                                                ---------------
                                                                                                                      1,257,734
                                                                                                                ---------------
OIL & GAS STORAGE & TRANSPORTATION -- 0.2%
General Maritime Corp.                                                                                4,695             173,527
                                                                                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Bank of America Corp.                                                                                12,900             620,490
                                                                                                                ---------------
PACKAGED FOODS & MEATS -- 1.4%
Campbell Soup Co.                                                                                    26,200             972,282
Chiquita Brands International, Inc.                                                                  15,550             214,279
                                                                                                                ---------------
                                                                                                                      1,186,561
                                                                                                                ---------------
PHARMACEUTICALS -- 2.3%
CNS, Inc.                                                                                             5,800             142,100
King Pharmaceuticals, Inc.(b)                                                                        41,100             698,700
Merck & Co., Inc.                                                                                     2,300              83,789
Mylan Laboratories, Inc.                                                                              9,050             181,000
Pfizer, Inc.                                                                                         37,600             882,472
                                                                                                                ---------------
                                                                                                                      1,988,061
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 1.3%
Berkley (W.R.) Corp.                                                                                 23,350             796,935
Bristol West Holdings, Inc.                                                                           6,000              96,000
LandAmerica Financial Group, Inc.                                                                     3,180             205,428
                                                                                                                ---------------
                                                                                                                      1,098,363
                                                                                                                ---------------
PUBLISHING & PRINTING -- 0.1%
McGraw-Hill Cos., Inc. (The)                                                                          2,100             105,483
                                                                                                                ---------------
RAILROADS -- 0.3%
Burlington Northern Santa Fe Corp.                                                                    3,100             245,675
                                                                                                                ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc. Class A(b)                                                               6,300             156,870
                                                                                                                ---------------
REGIONAL BANKS -- 1.5%
KeyCorp                                                                                               9,700             346,096
Nara Bancorp, Inc.                                                                                   11,302             211,912
Pacific Capital Bancorp                                                                               4,556             141,783
Republic Bancorp, Inc.                                                                               15,565             192,850
United Bankshares, Inc.                                                                               9,247             338,718
                                                                                                                ---------------
                                                                                                                      1,231,359
                                                                                                                ---------------
RESIDENTIAL REITS-- 0.1%
GMH Communities Trust                                                                                 7,600             100,168
                                                                                                                ---------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
RESTAURANTS -- 1.3%
Brinker International, Inc.                                                                           8,200     $       297,660
Darden Restaurants, Inc.                                                                              7,800             307,320
Starbucks Corp.(b)                                                                                    3,000             113,280
Yum! Brands, Inc.                                                                                     6,840             343,847
                                                                                                                ---------------
                                                                                                                      1,062,107
                                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 0.2%
LAM Research Corp.(b)                                                                                 1,350              62,937
Photronics, Inc.(b)                                                                                   8,200             121,360
                                                                                                                ---------------
                                                                                                                        184,297
                                                                                                                ---------------
SEMICONDUCTORS -- 1.0%
Intel Corp.                                                                                           7,820             148,189
Micron Technology, Inc.(b)                                                                            7,950             119,727
National Semiconductor Corp.                                                                          9,100             217,035
NVIDIA Corp.(b)                                                                                       6,450             137,320
Texas Instruments, Inc.                                                                               6,900             209,001
                                                                                                                ---------------
                                                                                                                        831,272
                                                                                                                ---------------
SOFT DRINKS -- 0.2%
Pepsi Bottling Group, Inc. (The)                                                                      6,150             197,723
                                                                                                                ---------------
SPECIALIZED FINANCE -- 0.6%
Moody's Corp.                                                                                         9,200             501,032
                                                                                                                ---------------
SPECIALIZED REITS -- 0.6%
Ashford Hospitality Trust                                                                            27,300             344,526
Entertainment Properties Trust                                                                        4,450             191,573
                                                                                                                ---------------
                                                                                                                        536,099
                                                                                                                ---------------
SPECIALTY STORES -- 1.0%
Barnes & Noble, Inc.                                                                                  3,050             111,325
Office Depot, Inc.(b)                                                                                 3,450             131,100
Staples, Inc.                                                                                        18,625             452,960
Tiffany & Co.                                                                                         4,230             139,675
                                                                                                                ---------------
                                                                                                                        835,060
                                                                                                                ---------------
STEEL -- 1.6%
Commercial Metals Co.                                                                                 8,276             212,693
Nucor Corp.                                                                                           5,000             271,250
Reliance Steel & Aluminum Co.                                                                         3,400             282,030
Ryerson, Inc.                                                                                        11,100             299,700
United States Steel Corp.                                                                             3,700             259,444
                                                                                                                ---------------
                                                                                                                      1,325,117
                                                                                                                ---------------
SYSTEMS SOFTWARE -- 1.4%
Microsoft Corp.                                                                                      10,540             245,582
Oracle Corp.(b)                                                                                      52,380             758,986
RSA Security, Inc.(b)                                                                                 7,200             195,768
                                                                                                                ---------------
                                                                                                                      1,200,336
                                                                                                                ---------------
TECHNOLOGY DISTRIBUTORS -- 0.7%
Agilysys, Inc.                                                                                       10,697             192,546
Arrow Electronics, Inc.(b)                                                                            5,500             177,100
Brightpoint, Inc.(b)                                                                                 14,944             202,192
                                                                                                                ---------------
                                                                                                                        571,838
                                                                                                                ---------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Webster Financial Corp.                                                                               3,160             149,910
                                                                                                                ---------------

                       See Notes to Financial Statements.

                          PHOENIX INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                SHARES               VALUE
                                                                                           ----------------     ---------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
Wesco International, Inc.(b)                                                                          3,100     $       206,956
                                                                                                                ---------------
TRUCKING -- 0.3%
Dollar Thrifty Automotive Group, Inc.(b)                                                              6,130             276,279
                                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Sprint Nextel Corp.                                                                                  18,222             364,258
                                                                                                                ---------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $44,572,491)                                                                                      51,110,466
                                                                                                                ---------------
FOREIGN COMMON STOCKS(c) -- 1.5%
AUTOMOBILE MANUFACTURERS -- 0.3%
Honda Motor Co. Ltd. Sponsored ADR
   (Japan)                                                                                            7,000             222,740
                                                                                                                ---------------
CONSTRUCTION MATERIALS -- 0.3%
Cemex SA de C.V. Sponsored ADR (Mexico)                                                               4,368             248,846
                                                                                                                ---------------
IT CONSULTING & OTHER SERVICES -- 0.6%
Accenture Ltd. Class A (United States)                                                               17,800             504,096
                                                                                                                ---------------
REINSURANCE -- 0.3%
Arch Capital Group Ltd. (Bermuda)(b)                                                                  4,900             291,354
                                                                                                                ---------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,313,746)                                                                                       1,267,036
                                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 1.0%
MONEY MARKET MUTUAL FUNDS -- 1.0%
Dreyfus Cash Management Plus #719
   (seven day effective yield 4.98%)                                                                  1,026               1,026
Goldman Sachs Financial Square Money
   Market Portfolio (seven day
   effective yield 4.99%)                                                                           888,610             888,610
JPMorgan Institutional Prime Money
   Market Fund (seven day effective
   yield 5.02%)                                                                                         524                 524
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $890,160)                                                                                           890,160
                                                                                                                ---------------
TOTAL INVESTMENTS -- 99.7%
   (Identified cost $79,598,780)                                                                                     85,021,354(a)
                                                                                                                ---------------
OTHER ASSETS -- 1.5%
Cash                                                                                                                      2,239
Receivables
   Investment securities sold                                                                                           959,287
   Dividends and interest                                                                                               351,216
   Fund shares sold                                                                                                       6,992
Prepaid expenses                                                                                                         24,072
                                                                                                                ---------------
   Total assets                                                                                                      86,365,160
                                                                                                                ---------------

LIABILITIES -- (1.2)%
Payables
   Investment securities purchased                                                                              $       905,640
   Fund shares repurchased                                                                                               48,554
   Investment advisory fee                                                                                               54,927
   Transfer agent fee                                                                                                    14,371
   Administration fees                                                                                                    9,396
   Distribution and service fees                                                                                          5,854
   Trustees' fee                                                                                                          1,247
   Other accrued expenses                                                                                                12,817
                                                                                                                ---------------
     Total liabilities                                                                                                1,052,806
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $    85,312,354
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                          5,923
Capital paid in on shares of beneficial interest                                                                     77,897,843
Undistributed net investment income                                                                                      12,123
Accumulated net realized gain                                                                                         1,973,891
Net unrealized appreciation                                                                                           5,422,574
                                                                                                                ---------------
NET ASSETS                                                                                                      $    85,312,354
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $13,516,807)                                                                     933,013
Net asset value per share                                                                                                $14.49
Offering price per share $14.49/1-5.75%)                                                                                 $15.37

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $101,705)                                                                          7,022
Net asset value and offering price per share                                                                             $14.48

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $71,693,842)                                                                   4,937,252
Net asset value and offering price per share                                                                             $14.52

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,239,727 and gross depreciation of $2,941,736 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $79,723,363.

(b)   Non-income producing.

(c) A corporate bond and common stock are considered to be foreign if the security is issued in a foreign country. The country of risk, noted either in the header or parenthetically, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $242,973 or 0.3% of net assets.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(f)   Par value is less than $1,000.

(g)   U.S. Treasury Strip, rate shown is yield as of June 30, 2006.

                       See Notes to Financial Statements.

                        PHOENIX INSIGHT CORE EQUITY FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                SHARES               VALUE
                                                                                           ----------------     ---------------
DOMESTIC COMMON STOCKS -- 92.7%
AEROSPACE & DEFENSE -- 5.1%
Boeing Co. (The)                                                                                     26,400     $     2,162,424
General Dynamics Corp.                                                                               50,800           3,325,368
United Technologies Corp.                                                                            32,500           2,061,150
                                                                                                                ---------------
                                                                                                                      7,548,942
                                                                                                                ---------------
AGRICULTURAL PRODUCTS -- 1.4%
Archer-Daniels-Midland Co.                                                                           49,550           2,045,424
                                                                                                                ---------------
APPAREL RETAIL -- 0.5%
American Eagle Outfitters, Inc.                                                                      23,450             798,238
                                                                                                                ---------------
APPLICATION SOFTWARE -- 3.6%
BEA Systems, Inc.(b)                                                                                173,750           2,274,387
Cadence Design Systems, Inc.(b)                                                                     129,550           2,221,783
Citrix Systems, Inc.(b)                                                                              22,200             891,108
                                                                                                                ---------------
                                                                                                                      5,387,278
                                                                                                                ---------------
ASSET MANAGEMENT & CUSTODY BANKS -- 2.1%
Mellon Financial Corp.                                                                               89,500           3,081,485
                                                                                                                ---------------
BIOTECHNOLOGY -- 3.2%
Gilead Sciences, Inc.(b)                                                                             80,000           4,732,800
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT -- 3.4%
Motorola, Inc.                                                                                      102,150           2,058,323
QUALCOMM, Inc.                                                                                       75,600           3,029,292
                                                                                                                ---------------
                                                                                                                      5,087,615
                                                                                                                ---------------
COMPUTER HARDWARE -- 3.6%
Apple Computer, Inc.(b)                                                                              26,600           1,519,392
Hewlett-Packard Co.                                                                                 120,650           3,822,192
                                                                                                                ---------------
                                                                                                                      5,341,584
                                                                                                                ---------------
COMPUTER STORAGE & PERIPHERALS -- 2.3%
QLogic Corp.(b)                                                                                     166,300           2,867,012
Western Digital Corp.(b)                                                                             28,600             566,566
                                                                                                                ---------------
                                                                                                                      3,433,578
                                                                                                                ---------------
CONSUMER FINANCE -- 1.1%
Capital One Financial Corp.                                                                          18,412           1,573,305
                                                                                                                ---------------
DIVERSIFIED BANKS -- 2.5%
Wachovia Corp.                                                                                       69,650           3,766,672
                                                                                                                ---------------
DIVERSIFIED METALS & MINING -- 1.2%
Phelps Dodge Corp.                                                                                   21,700           1,782,872
                                                                                                                ---------------
ELECTRIC UTILITIES -- 2.8%
Edison International                                                                                 34,500           1,345,500
Southern Co. (The)                                                                                   88,730           2,843,797
                                                                                                                ---------------
                                                                                                                      4,189,297
                                                                                                                ---------------
FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.8%
Monsanto Co.                                                                                         14,300           1,203,917
                                                                                                                ---------------
FOOD RETAIL -- 1.5%
Kroger Co. (The)                                                                                     99,050           2,165,233
                                                                                                                ---------------

                                                                                                SHARES               VALUE
                                                                                           ----------------     ---------------
FOOTWEAR -- 0.7%
Nike, Inc. Class B                                                                                   12,300     $       996,300
                                                                                                                ---------------
GAS UTILITIES -- 1.0%
Atmos Energy Corp.                                                                                   22,000             614,020
Oneok, Inc.                                                                                          24,500             833,980
                                                                                                                ---------------
                                                                                                                      1,448,000
                                                                                                                ---------------
HEALTH CARE DISTRIBUTORS -- 2.3%
Cardinal Health, Inc.                                                                                34,200           2,200,086
McKesson Corp.                                                                                       25,600           1,210,368
                                                                                                                ---------------
                                                                                                                      3,410,454
                                                                                                                ---------------
HEALTH CARE SERVICES -- 2.9%
Caremark Rx, Inc.                                                                                    85,193           4,248,575
                                                                                                                ---------------
HEALTH CARE TECHNOLOGY -- 0.6%
Cerner Corp.(b)                                                                                      22,800             846,108
                                                                                                                ---------------
HOME IMPROVEMENT RETAIL -- 1.1%
Home Depot, Inc. (The)                                                                               47,300           1,692,867
                                                                                                                ---------------
HOUSEHOLD PRODUCTS -- 2.5%
Procter & Gamble Co. (The)                                                                           65,940           3,666,264
                                                                                                                ---------------
HYPERMARKETS & SUPER CENTERS -- 1.6%
Costco Wholesale Corp.                                                                               42,100           2,405,173
                                                                                                                ---------------
INDUSTRIAL CONGLOMERATES -- 1.8%
General Electric Co.                                                                                 82,552           2,720,914
                                                                                                                ---------------
INDUSTRIAL GASES -- 0.7%
Praxair, Inc.                                                                                        18,500             999,000
                                                                                                                ---------------
INDUSTRIAL MACHINERY -- 1.3%
Danaher Corp.                                                                                        31,300           2,013,216
                                                                                                                ---------------
INTEGRATED OIL & GAS -- 8.5%
ConocoPhillips                                                                                       12,300             806,019
Exxon Mobil Corp.                                                                                    88,990           5,459,536
Marathon Oil Corp.                                                                                   58,075           4,837,648
Occidental Petroleum Corp.                                                                           14,300           1,466,465
                                                                                                                ---------------
                                                                                                                     12,569,668
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 1.6%
Lehman Brothers Holdings, Inc.                                                                       36,800           2,397,520
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 4.3%
MetLife, Inc.                                                                                        70,950           3,633,349
Nationwide Financial Services, Inc. Class A                                                          61,400           2,706,512
                                                                                                                ---------------
                                                                                                                      6,339,861
                                                                                                                ---------------
MANAGED HEALTH CARE -- 0.5%
WellPoint, Inc.(b)                                                                                   10,600             771,362
                                                                                                                ---------------
MULTI-LINE INSURANCE -- 1.2%
Genworth Financial, Inc. Class A                                                                     49,700           1,731,548
                                                                                                                ---------------
MULTI-UTILITIES -- 3.2%
Dominion Resources, Inc.                                                                             39,600           2,961,684
Xcel Energy, Inc.                                                                                    94,350           1,809,633
                                                                                                                ---------------
                                                                                                                      4,771,317
                                                                                                                ---------------

                       See Notes to Financial Statements.

                        PHOENIX INSIGHT CORE EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                SHARES               VALUE
                                                                                           ----------------     ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 1.1%
Apache Corp.                                                                                         11,700     $       798,525
EOG Resources, Inc.                                                                                  12,200             845,948
                                                                                                                ---------------
                                                                                                                      1,644,473
                                                                                                                ---------------
OIL & GAS REFINING & MARKETING -- 0.9%
Valero Energy Corp.                                                                                  20,700           1,376,964
                                                                                                                ---------------
OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
Overseas Shipholding Group, Inc.                                                                     11,500             680,225
                                                                                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 5.0%
Bank of America Corp.                                                                                78,650           3,783,065
JPMorgan Chase & Co.                                                                                 85,300           3,582,600
                                                                                                                ---------------
                                                                                                                      7,365,665
                                                                                                                ---------------
PACKAGED FOODS & MEATS -- 1.2%
Del Monte Foods Co.                                                                                 161,400           1,812,522
                                                                                                                ---------------
PHARMACEUTICALS -- 0.5%
King Pharmaceuticals, Inc.(b)                                                                        43,200             734,400
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 2.5%
Allstate Corp. (The)                                                                                 32,900           1,800,617
Berkley (W.R.) Corp.                                                                                 31,600           1,078,508
Chubb Corp. (The)                                                                                    17,500             873,250
                                                                                                                ---------------
                                                                                                                      3,752,375
                                                                                                                ---------------
PUBLISHING & PRINTING -- 0.7%
McGraw-Hill Cos., Inc. (The)                                                                         20,600           1,034,738
                                                                                                                ---------------
RAILROADS -- 1.6%
Burlington Northern Santa Fe Corp.                                                                    9,400             744,950
Norfolk Southern Corp.                                                                               31,600           1,681,752
                                                                                                                ---------------
                                                                                                                      2,426,702
                                                                                                                ---------------
REGIONAL BANKS -- 0.9%
Associated Banc-Corp.                                                                                43,600           1,374,708
                                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 1.5%
LAM Research Corp.(b)                                                                                19,800             923,076
Novellus Systems, Inc.(b)                                                                            55,000           1,358,500
                                                                                                                ---------------
                                                                                                                      2,281,576
                                                                                                                ---------------
SEMICONDUCTORS -- 0.9%
Freescale Semiconductor, Inc. Class B(b)                                                             28,100             826,140
NVIDIA Corp.(b)                                                                                      26,500             564,185
                                                                                                                ---------------
                                                                                                                      1,390,325
                                                                                                                ---------------
SPECIALIZED FINANCE -- 1.9%
Moody's Corp.                                                                                        52,400           2,853,704
                                                                                                                ---------------
SYSTEMS SOFTWARE -- 1.0%
Check Point Software Technologies, Ltd.(b)                                                           38,200             671,556
Microsoft Corp.                                                                                      35,860             835,538
                                                                                                                ---------------
                                                                                                                      1,507,094
                                                                                                                ---------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
Washington Mutual, Inc.                                                                              27,800           1,267,124
                                                                                                                ---------------

                                                                                                SHARES               VALUE
                                                                                           ----------------     ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Sprint Nextel Corp.                                                                                  51,763     $     1,034,742
                                                                                                                ---------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $118,001,008)                                                                                   137,703,724
                                                                                                                ---------------
FOREIGN COMMON STOCKS(c) -- 5.8%
AUTOMOBILE MANUFACTURERS -- 1.5%
Toyota Motor Corp. Sponsored ADR
   (Japan)                                                                                           20,900           2,185,931
                                                                                                                ---------------
CONSTRUCTION MATERIALS -- 1.4%
Cemex SA de C.V. Sponsored ADR
   (Mexico)(b)                                                                                       36,291           2,067,499
                                                                                                                ---------------
PHARMACEUTICALS -- 2.9%
Novartis AG ADR (Switzerland)                                                                        56,800           3,062,656
Teva Pharmaceutical Industries, Ltd.
   Sponsored ADR (United States)                                                                     38,700           1,222,533
                                                                                                                ---------------
                                                                                                                      4,285,189
                                                                                                                ---------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $9,427,120)                                                                                       8,538,619
                                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 1.5%
MONEY MARKET MUTUAL FUNDS -- 1.5%
Dreyfus Cash Management Plus #719
   (seven day effective yield 4.98%)                                                                 51,512              51,512
Goldman Sachs Financial Square
   Money Market Portfolio
   (seven day effective yield 4.99%)                                                              2,145,200           2,145,200
JPMorgan Institutional Prime Money
   Market Fund (seven day effective
   yield 5.02%)                                                                                      15,482              15,482
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,212,194)                                                                                       2,212,194
                                                                                                                ---------------
TOTAL INVESTMENTS -- 100.0%
   (Identified cost $129,640,322)                                                                                   148,454,537(a)
                                                                                                                ---------------
OTHER ASSETS -- 0.2%
Receivables
   Dividends                                                                                                            133,001
   Fund shares sold                                                                                                     130,898
Prepaid expenses                                                                                                         23,804
                                                                                                                ---------------
   Total assets                                                                                                     148,742,240
                                                                                                                ---------------
LIABILITIES -- (0.2)%
Payables
   Fund shares repurchased                                                                                               33,701
   Investment advisory fee                                                                                              134,053
   Administration fees                                                                                                   16,350
   Transfer agent fee                                                                                                    11,953
   Distribution and service fees                                                                                          4,891
   Trustees' fee                                                                                                          2,186
   Other accrued expenses                                                                                                21,729
                                                                                                                ---------------
   Total liabilities                                                                                                    224,863
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   148,517,377
                                                                                                                ===============

                       See Notes to Financial Statements.

                        PHOENIX INSIGHT CORE EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $         7,030
Capital paid in on shares of beneficial interest                                                                    126,095,766
Undistributed net investment income                                                                                     204,648
Accumulated net realized gain                                                                                         3,395,718
Net unrealized appreciation                                                                                          18,814,215
                                                                                                                ---------------
NET ASSETS                                                                                                      $   148,517,377
                                                                                                                ===============

CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $11,530,365)                                                                     552,851
Net asset value per share                                                                                                $20.86
Offering price per share $20.86/1-5.75%)                                                                                 $22.13

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $101,950)                                                                          4,890
Net asset value and offering price per share                                                                             $20.85

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $136,885,062)                                                                  6,476,374
Net asset value and offering price per share                                                                             $21.14

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,433,025 and gross depreciation of $4,054,693 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $130,076,205.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT EMERGING MARKETS FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                SHARES               VALUE
                                                                                           ----------------     ---------------
FOREIGN COMMON STOCKS(c) -- 94.8%
BRAZIL -- 12.7%
Banco Bradesco SA
   (Regional Banks)                                                                                 130,900     $     3,801,473
Banco Itau Holding Financeira SA ADR
   (Diversified Banks)                                                                               52,100           1,519,236
Companhia Brasileira de Distribuicao
   Pao Grupo de Acucar Sponsored ADR
   (Hypermarkets & Super Centers)                                                                        60               1,868
Companhia Energetica de Minas Gerais
   (Electric Utilities)                                                                         108,605,000           4,023,986
Petroleo Brasileiro SA ADR
   (Integrated Oil & Gas)                                                                           113,806          10,164,011
Porto Seguro SA (Property & Casualty
   Insurance)                                                                                        86,600           1,479,385
Souza Cruz SA (Tobacco)                                                                             494,900           7,357,579
Tractebel Energia SA (Electric Utilities)                                                           273,200           2,170,817
                                                                                                                ---------------
                                                                                                                     30,518,355
                                                                                                                ---------------
EGYPT -- 1.0%
Egyptian Company for Mobile Services
   (Wireless Telecommunication Services)                                                            105,000           2,372,763
                                                                                                                ---------------
HONG KONG -- 7.8%
China Mobile Ltd. (Wireless
   Telecommunication Services)                                                                      632,020           3,613,263
China Petroleum & Chemical Corp.
   (Integrated Oil & Gas)                                                                         8,526,000           4,885,299
HSBC Holding p/c (Diversified Banks)                                                                217,762           3,816,155
Ping An Insurance Group Co.
   (Multi-line Insurance)                                                                         2,116,280           6,417,264
                                                                                                                ---------------
                                                                                                                     18,731,981
                                                                                                                ---------------
INDIA -- 6.7%
Corporation Bank (Regional Banks)                                                                   402,000           1,938,401
HDFC Bank Ltd. ADR (Diversified Banks)                                                               26,400           1,440,120
Hero Honda Motors Ltd. (Automobile
   Manufacturers)                                                                                   184,000           3,171,842
ICICI Bank Ltd. Sponsored ADR
   (Diversified Banks)                                                                               65,300           1,544,345
Mahindra & Mahindra Ltd. (Automobile
   Manufacturers)                                                                                   149,000           2,012,341
Oil & Natural Gas Corp. Ltd. (Oil & Gas
   Exploration & Production)                                                                        188,000           4,524,618
Punjab National Bank Ltd.
   (Regional Banks)                                                                                  60,314             426,482
Raymond Ltd. (Textiles)                                                                             107,902             927,854
                                                                                                                ---------------
                                                                                                                     15,986,003
                                                                                                                ---------------
INDONESIA -- 1.0%
PT Unilever Indonesia TBK
   (Personal Products)                                                                            5,247,000           2,336,595
                                                                                                                ---------------
ISRAEL -- 1.4%
Bank Hapoalim BM (Diversified Banks)                                                                788,000           3,363,083
                                                                                                                ---------------
MALAYSIA -- 4.8%
British American Tobacco Berhad
   (Tobacco)                                                                                        522,700           5,618,901
Genting Berhad (Casinos & Gaming)                                                                   601,100           3,877,009
Tanjong plc (Casinos & Gaming)                                                                      565,700           2,078,364
                                                                                                                ---------------
                                                                                                                     11,574,274
                                                                                                                ---------------

                                                                                                SHARES               VALUE
                                                                                           ----------------     ---------------
MEXICO -- 11.2%
America Movil SA de C.V. Series L ADR
   (Wireless Telecommunication Services)                                                            111,870     $     3,720,796
Cemex SA de C.V. Sponsored ADR
   (Construction Materials)(b)                                                                      108,257           6,167,410
Coca-Cola Femsa SA de C.V. Sponsored
   ADR (Soft Drinks)                                                                                 94,700           2,795,544
Fomento Economico Mexicano SA de C.V.
   Sponsored ADR (Soft Drinks)                                                                       48,900           4,093,908
Grupo Modelo SA de C.V. Series C
   (Brewers)                                                                                      1,634,000           6,245,687
Walmart de Mexico SA de C.V. Series V
   (General Merchandise Stores)                                                                   1,418,600           3,965,138
                                                                                                                ---------------
                                                                                                                     26,988,483
                                                                                                                ---------------
RUSSIA -- 1.2%
Polyus Gold Co. ZAO ADR (Gold)(b)                                                                    66,160           2,844,880
                                                                                                                ---------------
SOUTH AFRICA -- 12.2%
Barloworld Ltd. (Industrial
   Conglomerates)                                                                                   240,090           4,051,728
Impala Platinum Holdings Ltd. (Gold)                                                                 18,676           3,437,791
Massmart Holdings Ltd.
   (General Merchandise Stores)                                                                     375,400           2,460,781
Nedbank Group Ltd. (Regional Banks)                                                                 212,447           3,348,188
Network Healthcare Holdings Ltd.
   (Health Care Services)(b)                                                                      2,589,000           3,462,833
Old Mutual plc (Life & Health Insurance)                                                          1,256,960           3,794,566
Remgro Ltd. (Industrial Conglomerates)                                                              115,100           2,167,315
SABMiller plc (Brewers)                                                                              41,300             738,504
Standard Bank Group Ltd.
   (Diversified Banks)                                                                              272,000           2,921,060
Telkom SA Ltd. (Integrated
   Telecommunication Services)                                                                      165,500           3,046,631
                                                                                                                ---------------
                                                                                                                     29,429,397
                                                                                                                ---------------
SOUTH KOREA -- 23.6%
Amorepacific Corp. (Personal Products)(b)                                                            11,675           5,039,007
Hyundai Motor Co. (Automobile
   Manufacturers)                                                                                    49,880           4,237,500
Kangwon Land, Inc. (Casinos & Gaming)                                                               204,770           3,496,468
Kookmin Bank Sponsored ADR
   (Diversified Banks)                                                                               69,591           5,780,228
Lotte Chilsung Beverage Co. (Soft Drinks)                                                             1,060           1,284,849
Lotte Confectionary Co. Ltd.
   (Packaged Foods & Meats)                                                                           1,600           2,015,283
Pacific Corp. (Personal Products)                                                                     7,125           1,171,604
Posco (Steel)                                                                                         7,200           1,931,383
S1 Corp. (Specialized Consumer Services)                                                            216,780           9,733,679
Samsung Electronics 144A GDR
   (Semiconductors)(d)                                                                               36,400          11,447,800
Shinsegae Co. Ltd. (Department Stores)                                                               21,450          10,739,130
                                                                                                                ---------------
                                                                                                                     56,876,931
                                                                                                                ---------------
TAIWAN -- 8.6%
Chinatrust Financial Holding Co., Ltd.
   (Regional Banks)                                                                               8,390,501           6,958,071
President Chain Store Corp.
   (Food Retail)                                                                                  3,012,349           6,605,722
Taiwan Semiconductor Manufacturing
   Co. Ltd. (Semiconductors)                                                                      3,971,794           7,164,011
                                                                                                                ---------------
                                                                                                                     20,727,804
                                                                                                                ---------------

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT EMERGING MARKETS FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
THAILAND -- 1.2%
PTT Exploration & Production pcl
   (Oil & Gas Exploration & Production)                                                             800,000     $     2,224,554
Thai Beverage pcl (Brewers)(b)                                                                    4,576,000             766,112
                                                                                                                ---------------
                                                                                                                      2,990,666
                                                                                                                ---------------
TURKEY -- 1.4%
Akbank TAS (Regional Banks)                                                                         528,669           2,538,946
Enka Insaat ve Sanayi AS
   (Construction & Engineering)                                                                     105,279             771,714
Haci Omer Sabanci Holding AS
   (Multi-Sector Holdings)                                                                                3                   8
                                                                                                                ---------------
                                                                                                                      3,310,668
                                                                                                                ---------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $170,895,374)                                                                                   228,051,883
                                                                                                                ---------------
WARRANTS -- 0.5%
INDIA -- 0.5%
CLSA Financial Products Ltd.- HDFC
   Bank Ltd. Strike .000001 Indian Rupee,
   expiration 06/28/10
   (Diversified Banks)(b)                                                                            39,418             681,458
CLSA Financial Products Ltd.-ICICI
   Bank Ltd. Strike .000001 Indian Rupee,
   expiration 05/10/10
   (Diversified Banks)(b)                                                                            20,700             219,358
CLSA Financial Products Ltd.-UTI
   Bank Ltd. Strike .000001 Indian Rupee,
   expiration 06/17/10 (Diversified Banks)(b)                                                        63,100             367,242
                                                                                                                ---------------
TOTAL WARRANTS
   (Identified cost $1,295,750)                                                                                       1,268,058
                                                                                                                ---------------
FOREIGN PREFERRED STOCKS(c) -- 1.6%
BRAZIL -- 1.6%
AES Tiete SA (Electric Utilities)                                                                   160,000           3,867,215
                                                                                                                ---------------
TOTAL FOREIGN PREFERRED STOCK
   (Identified cost $3,748,452)                                                                                       3,867,215
                                                                                                                ---------------
TOTAL INVESTMENTS -- 96.9%
   (Identified cost $175,939,576)                                                                                   233,187,156(a)
                                                                                                                ---------------
OTHER ASSETS -- 7.5%
Foreign currency at value
   (Identified cost $226)                                                                                                   230
Receivables
   Investment securities sold                                                                                        14,489,937
   Dividends and interest                                                                                             1,908,795
   Fund shares sold                                                                                                      10,215
Prepaid expenses                                                                                                         15,578
Unrealized appreciation on
   forward currency contracts                                                                                         1,570,218
                                                                                                                ---------------
     Total assets                                                                                                   251,182,129
                                                                                                                ---------------
LIABILITIES -- (4.4)%
Cash overdraft                                                                                                  $     6,980,734
Payables
   Fund shares repurchased                                                                                            2,813,390
   Investment advisory fee                                                                                              378,221
   Custodian fees                                                                                                       183,258
   Payable for foreign taxes                                                                                             63,023
   Administration fees                                                                                                   32,128
   Transfer agent fee                                                                                                    13,730
   Trustees' fee                                                                                                          4,815
   Distribution and service fees                                                                                          2,552
   Other accrued expenses                                                                                                11,685
Unrealized depreciation on forward
   currency contracts                                                                                                   209,547
                                                                                                                ---------------
     Total liabilities                                                                                               10,693,083
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   240,489,046
                                                                                                                ===============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $        19,203
Capital paid in on shares of beneficial interest                                                                    117,188,315
Undistributed net investment income                                                                                     745,831
Accumulated net realized gain                                                                                        63,796,468
Net unrealized appreciation                                                                                          58,739,229
                                                                                                                ---------------
NET ASSETS                                                                                                      $   240,489,046
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $6,011,343)                                                                      485,331
Net asset value per share                                                                                                $12.39
Offering price per share $12.39/1-5.75%)                                                                                 $13.15

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $105,719)                                                                          8,532
Net asset value and offering price per share                                                                             $12.39

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $234,371,984)                                                                 18,681,817
Net asset value and offering price per share                                                                             $12.55

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $62,578,056 and gross depreciation of $5,373,441 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $175,982,541.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $11,447,800 or 4.8% of net assets.

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT EMERGING MARKETS FUND
                            INDUSTRY DIVERSIFICATION
    AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
AUTOMOBILE MANUFACTURERS                                                   4.0%

BREWERS                                                                    3.2

CASINOS & GAMING                                                           4.1

CONSTRUCTION & ENGINEERING                                                 0.3

CONSTRUCTION MATERIALS                                                     2.6

DEPARTMENT STORES                                                          4.6

DIVERSIFIED BANKS                                                          9.3

ELECTRIC UTILITIES                                                         4.3

FOOD RETAIL                                                                2.8

GENERAL MERCHANDISE STORES                                                 2.8

GOLD                                                                       2.7

HEALTH CARE SERVICES                                                       1.5

INDUSTRIAL CONGLOMERATES                                                   2.7

INTEGRATED OIL & GAS                                                       6.5

INTEGRATED TELECOMMUNICATION SERVICES                                      1.3

LIFE & HEALTH INSURANCE                                                    1.6%

MULTI-LINE INSURANCE                                                       2.8

OIL & GAS EXPLORATION & PRODUCTION                                         2.9

PACKAGED FOODS AND MEATS                                                   0.9

PERSONAL PRODUCTS                                                          3.7

PROPERTY & CASUALTY INSURANCE                                              0.6

REGIONAL BANKS                                                             8.2

SEMICONDUCTORS                                                             8.0

SOFT DRINKS                                                                3.5

SPECIALIZED CONSUMER SERVICES                                              4.1

STEEL                                                                      0.8

TEXTILES                                                                   0.4

TOBACCO                                                                    5.6

WIRELESS TELECOMMUNICATION SERVICES                                        4.2
                                                                         -----
                                                                         100.0%
                                                                         =====

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT EQUITY FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
DOMESTIC COMMON STOCKS -- 94.8%
AEROSPACE & DEFENSE -- 0.4%
Northrop Grumman Corp.                                                                               17,700     $     1,133,862
                                                                                                                ---------------
AGRICULTURAL PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.                                                                           41,000           1,692,480
                                                                                                                ---------------
ASSET MANAGEMENT & CUSTODY BANKS -- 1.6%
Northern Trust Corp.                                                                                 85,800           4,744,740
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 0.6%
AutoNation, Inc.(b)                                                                                  82,300           1,764,512
                                                                                                                ---------------
BROADCASTING & CABLE TV -- 0.4%
CBS Corp. Class B                                                                                    45,900           1,241,595
                                                                                                                ---------------
COAL & CONSUMABLE FUELS -- 0.7%
Peabody Energy Corp.                                                                                 35,600           1,984,700
                                                                                                                ---------------
COMMODITY CHEMICALS -- 1.0%
Celanese Corp. Series A                                                                             141,600           2,891,472
                                                                                                                ---------------
COMPUTER HARDWARE -- 3.2%
Hewlett-Packard Co.                                                                                 298,800           9,465,984
                                                                                                                ---------------
CONSUMER FINANCE -- 1.4%
Capital One Financial Corp.                                                                          47,800           4,084,510
                                                                                                                ---------------
DATA PROCESSING & OUTSOURCED SERVICES -- 1.0%
Computer Sciences Corp.(b)                                                                           62,800           3,042,032
                                                                                                                ---------------
DIVERSIFIED BANKS -- 6.0%
U.S. Bancorp                                                                                        303,500           9,372,080
Wachovia Corp.                                                                                      158,221           8,556,592
                                                                                                                ---------------
                                                                                                                     17,928,672
                                                                                                                ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.6%
Dun & Bradstreet Corp.(b)                                                                            27,000           1,881,360
                                                                                                                ---------------
DIVERSIFIED METALS & MINING -- 1.3%
Freeport-McMoRan Copper & Gold, Inc.
   Class B (Indonesia)                                                                               41,200           2,282,892
Phelps Dodge Corp.                                                                                   18,000           1,478,880
                                                                                                                ---------------
                                                                                                                      3,761,772
                                                                                                                ---------------
ELECTRONIC MANUFACTURING SERVICES -- 0.8%
Jabil Circuit, Inc.                                                                                  97,600           2,498,560
                                                                                                                ---------------
ENVIRONMENTAL & FACILITIES SERVICES -- 2.8%
Republic Services, Inc.                                                                             208,000           8,390,720
                                                                                                                ---------------
GAS UTILITIES -- 1.2%
Oneok, Inc.                                                                                         100,800           3,431,232
                                                                                                                ---------------
HEALTH CARE DISTRIBUTORS -- 0.7%
AmerisourceBergen Corp.                                                                              50,500           2,116,960
                                                                                                                ---------------
HEALTH CARE SERVICES -- 0.5%
Caremark Rx, Inc.                                                                                    29,300           1,461,191
                                                                                                                ---------------
HOUSEHOLD PRODUCTS -- 1.2%
Colgate-Palmolive Co.                                                                                60,000           3,594,000
                                                                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.5%
TXU Corp.                                                                                           123,000           7,354,170
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
INDUSTRIAL CONGLOMERATES -- 1.4%
General Electric Co.                                                                                129,300     $     4,261,728
                                                                                                                ---------------
INTEGRATED OIL & GAS -- 11.0%
ConocoPhillips                                                                                      179,210          11,743,631
Exxon Mobil Corp.                                                                                   197,600          12,122,760
Marathon Oil Corp.                                                                                  105,200           8,763,160
                                                                                                                ---------------
                                                                                                                     32,629,551
                                                                                                                ---------------
INTEGRATED TELECOMMUNICATION SERVICES -- 1.6%
AT&T, Inc.                                                                                          162,700           4,537,703
Embarq Corp.(b)                                                                                       7,680             314,803
                                                                                                                ---------------
                                                                                                                      4,852,506
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 6.4%
Goldman Sachs Group, Inc. (The)                                                                      45,100           6,784,393
Lehman Brothers Holdings, Inc.                                                                       45,000           2,931,750
Raymond James Financial, Inc.                                                                        53,000           1,604,310
Schwab (Charles) Corp. (The)                                                                        482,800           7,715,144
                                                                                                                ---------------
                                                                                                                     19,035,597
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 5.7%
Conseco, Inc.(b)                                                                                    173,700           4,012,470
MetLife, Inc.                                                                                       125,600           6,431,976
Principal Financial Group, Inc. (The)                                                                80,700           4,490,955
Prudential Financial, Inc.                                                                           27,350           2,125,095
                                                                                                                ---------------
                                                                                                                     17,060,496
                                                                                                                ---------------
MANAGED HEALTH CARE -- 2.5%
CIGNA Corp.                                                                                          22,900           2,255,879
Health Net, Inc.(b)                                                                                  75,400           3,405,818
Humana, Inc.(b)                                                                                      30,850           1,656,645
                                                                                                                ---------------
                                                                                                                      7,318,342
                                                                                                                ---------------
MOVIES & ENTERTAINMENT -- 0.4%
Time Warner, Inc.                                                                                    77,300           1,337,290
                                                                                                                ---------------
MULTI-LINE INSURANCE -- 2.7%
Assurant, Inc.                                                                                      113,800           5,507,920
Genworth Financial, Inc. Class A                                                                     74,900           2,609,516
                                                                                                                ---------------
                                                                                                                      8,117,436
                                                                                                                ---------------
MULTI-UTILITIES -- 3.2%
PG&E Corp.                                                                                          117,900           4,631,112
Sempra Energy                                                                                        60,900           2,769,732
Xcel Energy, Inc.                                                                                   108,400           2,079,112
                                                                                                                ---------------
                                                                                                                      9,479,956
                                                                                                                ---------------
OIL & GAS REFINING & MARKETING -- 4.4%
Sunoco, Inc.                                                                                         19,500           1,351,155
Tesoro Corp.                                                                                         53,300           3,963,388
Valero Energy Corp.                                                                                 116,300           7,736,276
                                                                                                                ---------------
                                                                                                                     13,050,819
                                                                                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 6.0%
Bank of America Corp.                                                                               180,000           8,658,000
Citigroup, Inc.                                                                                     116,190           5,605,006
JPMorgan Chase & Co.                                                                                 82,100           3,448,200
                                                                                                                ---------------
                                                                                                                     17,711,206
                                                                                                                ---------------

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
PACKAGED FOODS & MEATS -- 2.3%
Campbell Soup Co.                                                                                   181,600     $     6,739,176
                                                                                                                ---------------
PHARMACEUTICALS -- 2.8%
King Pharmaceuticals, Inc.(b)                                                                       227,400           3,865,800
Pfizer, Inc.                                                                                        189,500           4,447,565
                                                                                                                ---------------
                                                                                                                      8,313,365
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 2.3%
Berkley (W.R.) Corp.                                                                                136,275           4,651,066
Chubb Corp. (The)                                                                                    44,400           2,215,560
                                                                                                                ---------------
                                                                                                                      6,866,626
                                                                                                                ---------------
PUBLISHING & PRINTING -- 0.4%
Donnelley (R.H.) Corp.(b)                                                                            20,800           1,124,656
                                                                                                                ---------------
RAILROADS -- 1.9%
Burlington Northern Santa Fe Corp.                                                                   50,300           3,986,275
Norfolk Southern Corp.                                                                               33,200           1,766,904
                                                                                                                ---------------
                                                                                                                      5,753,179
                                                                                                                ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.2%
CB Richard Ellis Group, Inc. Class A(b)                                                             142,500           3,548,250
                                                                                                                ---------------
REGIONAL BANKS -- 1.2%
AmSouth Bancorp                                                                                      36,600             968,070
Colonial BancGroup, Inc. (The)                                                                       99,300           2,550,024
                                                                                                                ---------------
                                                                                                                      3,518,094
                                                                                                                ---------------
RESTAURANTS -- 1.7%
Darden Restaurants, Inc.                                                                             97,000           3,821,800
Yum! Brands, Inc.                                                                                    26,200           1,317,074
                                                                                                                ---------------
                                                                                                                      5,138,874
                                                                                                                ---------------
SPECIALIZED FINANCE -- 0.8%
Moody's Corp.                                                                                        41,400           2,254,644
                                                                                                                ---------------
STEEL -- 2.6%
Nucor Corp.                                                                                          56,000           3,038,000
Reliance Steel & Aluminum Co.                                                                        26,000           2,156,700
United States Steel Corp.                                                                            37,900           2,657,548
                                                                                                                ---------------
                                                                                                                      7,852,248
                                                                                                                ---------------
TECHNOLOGY DISTRIBUTORS -- 2.4%
Arrow Electronics, Inc.(b)                                                                           91,100           2,933,420
Ingram Micro, Inc. Class A(b)                                                                       238,300           4,320,379
                                                                                                                ---------------
                                                                                                                      7,253,799
                                                                                                                ---------------
TRUCKING -- 0.4%
YRC Worldwide, Inc.(b)                                                                               24,900           1,048,539
                                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
Sprint Nextel Corp.                                                                                 153,600           3,070,464
                                                                                                                ---------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $225,760,811)                                                                                   281,801,365
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
FOREIGN COMMON STOCKS(c) -- 3.2%
AUTOMOBILE MANUFACTURERS -- 1.2%
Honda Motor Co. Ltd. Sponsored ADR
   (Japan)                                                                                          114,500     $     3,643,390
                                                                                                                ---------------
CONSTRUCTION MATERIALS -- 0.5%
Cemex SA de C.V. Sponsored ADR
   (Mexico)(b)                                                                                       24,165           1,376,680
                                                                                                                ---------------
IT CONSULTING & OTHER SERVICES -- 1.5%
Accenture Ltd. Class A (United States)                                                              160,300           4,539,696
                                                                                                                ---------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $9,491,929)                                                                                       9,559,766
                                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 1.8%
MONEY MARKET MUTUAL FUNDS -- 1.8%
Dreyfus Cash Management Plus #719
   (seven day effective yield 4.98%)                                                                 28,246              28,246
Goldman Sachs Financial Square
   Money Market Portfolio
   (seven day effective yield 4.99%)                                                              5,371,022           5,371,022
JPMorgan Institutional Prime Money
   Market Fund (seven day
   effective yield 5.02%)                                                                             1,229               1,229
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $5,400,497)                                                                                       5,400,497
                                                                                                                ---------------
TOTAL INVESTMENTS -- 99.8%
   (Identified cost $240,653,237)                                                                                   296,761,628(a)
                                                                                                                ---------------
OTHER ASSETS -- 0.4%
Cash                                                                                                                    469,973
Receivables
   Fund shares sold                                                                                                     231,176
   Dividends and interest                                                                                               439,738
Prepaid expenses                                                                                                         24,278
                                                                                                                ---------------
     Total assets                                                                                                   297,926,793
                                                                                                                ---------------
LIABILITIES -- (0.2)%
Payables
   Fund shares repurchased                                                                                              106,348
   Investment advisory fee                                                                                              268,728
   Administration fees                                                                                                   32,772
   Transfer agent fee                                                                                                    12,768
   Distribution and service fees                                                                                         11,168
   Trustees' fee                                                                                                          4,317
   Other accrued expenses                                                                                                22,302
                                                                                                                ---------------
     Total liabilities                                                                                                  458,403
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   297,468,390
                                                                                                                ===============

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $        20,519
Capital paid in on shares of beneficial interest                                                                    228,601,155
Undistributed net investment income                                                                                     285,357
Accumulated net realized gain                                                                                        12,452,968
Net unrealized appreciation                                                                                          56,108,391
                                                                                                                ---------------
NET ASSETS                                                                                                      $   297,468,390
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $27,410,487)                                                                   1,879,189
Net asset value per share                                                                                                $14.59
Offering price per share $14.59/1-5.75%)                                                                                 $15.48

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $102,681)                                                                          7,042
Net asset value and offering price per share                                                                             $14.58

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $269,955,222)                                                                 18,633,731
Net asset value and offering price per share                                                                             $14.49

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $62,166,699 and gross depreciation of $6,114,688 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $240,709,617.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
DOMESTIC COMMON STOCKS -- 96.3%
ADVERTISING -- 0.2%
Interpublic Group of Cos., Inc. (The)(b)                                                              2,800     $        23,380
Omnicom Group, Inc.                                                                                   1,100              97,999
                                                                                                                ---------------
                                                                                                                        121,379
                                                                                                                ---------------
AEROSPACE & DEFENSE -- 2.4%
Boeing Co. (The)                                                                                      5,100             417,741
General Dynamics Corp.                                                                                2,500             163,650
Goodrich Corp.                                                                                          800              32,232
Honeywell International, Inc.                                                                         5,300             213,590
L-3 Communications Holdings, Inc.                                                                       800              60,336
Lockheed Martin Corp.                                                                                 2,300             165,002
Northrop Grumman Corp.                                                                                2,200             140,932
Raytheon Co.                                                                                          2,800             124,796
Rockwell Collins, Inc.                                                                                1,100              61,457
United Technologies Corp.                                                                             6,400             405,888
                                                                                                                ---------------
                                                                                                                      1,785,624
                                                                                                                ---------------
AGRICULTURAL PRODUCTS -- 0.2%
Archer-Daniels-Midland Co.                                                                            4,100             169,248
                                                                                                                ---------------
AIR FREIGHT & LOGISTICS -- 1.1%
FedEx Corp.                                                                                           1,900             222,034
United Parcel Service, Inc. Class B                                                                   6,900             568,077
                                                                                                                ---------------
                                                                                                                        790,111
                                                                                                                ---------------
AIRLINES -- 0.1%
Southwest Airlines Co.                                                                                4,500              73,665
                                                                                                                ---------------
ALUMINUM -- 0.2%
Alcoa, Inc.                                                                                           5,500             177,980
                                                                                                                ---------------
APPAREL RETAIL -- 0.3%
Gap, Inc. (The)                                                                                       3,600              62,640
Limited Brands, Inc.                                                                                  2,200              56,298
TJX Cos., Inc. (The)                                                                                  2,900              66,294
                                                                                                                ---------------
                                                                                                                        185,232
                                                                                                                ---------------
APPAREL, ACCESSORIES & LUXURY GOODS -- 0.2%
Coach, Inc.(b)                                                                                        2,400              71,760
Jones Apparel Group, Inc.                                                                               700              22,253
Liz Claiborne, Inc.                                                                                     700              25,942
V F Corp.                                                                                               600              40,752
                                                                                                                ---------------
                                                                                                                        160,707
                                                                                                                ---------------
APPLICATION SOFTWARE -- 0.4%
Adobe Systems, Inc.(b)                                                                                3,800             115,368
Autodesk, Inc.(b)                                                                                     1,500              51,690
Citrix Systems, Inc.(b)                                                                               1,100              44,154
Compuware Corp.(b)                                                                                    2,400              16,080
Intuit, Inc.(b)                                                                                       1,100              66,429
Parametric Technology Corp.(b)                                                                          720               9,151
                                                                                                                ---------------
                                                                                                                        302,872
                                                                                                                ---------------
ASSET MANAGEMENT & CUSTODY BANKS -- 1.0%
Ameriprise Financial, Inc.                                                                            1,580              70,579
Bank of New York Co., Inc. (The)                                                                      4,900             157,780
Federated Investors, Inc. Class B                                                                       500              15,750
Franklin Resources, Inc.                                                                              1,000              86,810
Janus Capital Group, Inc.                                                                             1,400              25,060

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
ASSET MANAGEMENT & CUSTODY BANKS--CONTINUED
Legg Mason, Inc.                                                                                        800     $        79,616
Mellon Financial Corp.                                                                                2,600              89,518
Northern Trust Corp.                                                                                  1,200              66,360
State Street Corp.                                                                                    2,100             121,989
T. Rowe Price Group, Inc.                                                                             1,600              60,496
                                                                                                                ---------------
                                                                                                                        773,958
                                                                                                                ---------------
AUTO PARTS & EQUIPMENT -- 0.1%
Johnson Controls, Inc.                                                                                1,200              98,664
                                                                                                                ---------------
AUTOMOBILE MANUFACTURERS -- 0.3%
Ford Motor Co.                                                                                       11,800              81,774
General Motors Corp.                                                                                  3,600             107,244
                                                                                                                ---------------
                                                                                                                        189,018
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 0.1%
AutoNation, Inc.(b)                                                                                     900              19,296
Autozone, Inc.(b)                                                                                       400              35,280
                                                                                                                ---------------
                                                                                                                         54,576
                                                                                                                ---------------
BIOTECHNOLOGY -- 1.2%
Amgen, Inc.(b)                                                                                        7,400             482,702
Biogen IDEC, Inc.(b)                                                                                  2,200             101,926
Genzyme Corp.(b)                                                                                      1,600              97,680
Gilead Sciences, Inc.(b)                                                                              2,900             171,564
MedImmune, Inc.(b)                                                                                    1,600              43,360
                                                                                                                ---------------
                                                                                                                        897,232
                                                                                                                ---------------
BREWERS -- 0.3%
Anheuser-Busch Cos., Inc.                                                                             4,900             223,391
Molson Coors Brewing Co. Class B                                                                        400              27,152
                                                                                                                ---------------
                                                                                                                        250,543
                                                                                                                ---------------
BROADCASTING & CABLE TV -- 1.0%
CBS Corp. Class B                                                                                     4,950             133,898
Clear Channel Communications, Inc.                                                                    3,300             102,135
Comcast Corp. Class A(b)                                                                             13,600             445,264
Scripps (E.W.) Co. Class A                                                                              500              21,570
Univision Communications, Inc. Class A(b)                                                             1,400              46,900
                                                                                                                ---------------
                                                                                                                        749,767
                                                                                                                ---------------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc.                                                                          1,100              47,597
Masco Corp.                                                                                           2,600              77,064
                                                                                                                ---------------
                                                                                                                        124,661
                                                                                                                ---------------
CASINOS & GAMING -- 0.2%
Harrah's Entertainment, Inc.                                                                          1,200              85,416
International Game Technology                                                                         2,100              79,674
                                                                                                                ---------------
                                                                                                                        165,090
                                                                                                                ---------------
COMMERCIAL PRINTING -- 0.1%
Donnelley (R.R.) & Sons Co.                                                                           1,400              44,730
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT -- 2.7%
ADC Telecommunications, Inc.(b)                                                                         771              12,999
Andrew Corp.(b)                                                                                       1,100               9,746
Avaya, Inc.(b)                                                                                        2,600              29,692

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
COMMUNICATIONS EQUIPMENT--CONTINUED
CIENA Corp.(b)                                                                                        3,700     $        17,797
Cisco Systems, Inc.(b)                                                                               39,000             761,670
Comverse Technology, Inc.(b)                                                                          1,300              25,701
Corning, Inc.(b)                                                                                      9,800             237,062
JDS Uniphase Corp.(b)                                                                                10,600              26,818
Juniper Networks, Inc.(b)                                                                             3,600              57,564
Lucent Technologies, Inc.(b)                                                                         28,400              68,728
Motorola, Inc.                                                                                       15,900             320,385
QUALCOMM, Inc.                                                                                       10,500             420,735
Tellabs, Inc.(b)                                                                                      2,900              38,599
                                                                                                                ---------------
                                                                                                                      2,027,496
                                                                                                                ---------------
COMPUTER & ELECTRONICS RETAIL -- 0.2%
Best Buy Co., Inc.                                                                                    2,550             139,842
Circuit City Stores, Inc.                                                                             1,000              27,220
RadioShack Corp.                                                                                        900              12,600
                                                                                                                ---------------
                                                                                                                        179,662
                                                                                                                ---------------
COMPUTER HARDWARE -- 2.8%
Apple Computer, Inc.(b)                                                                               5,400             308,448
Dell, Inc.(b)                                                                                        14,900             363,709
Gateway, Inc.(b)                                                                                      2,200               4,180
Hewlett-Packard Co.                                                                                  17,900             567,072
International Business Machines Corp.                                                                 9,900             760,518
NCR Corp.(b)                                                                                          1,200              43,968
Sun Microsystems, Inc.(b)                                                                            22,000              91,300
                                                                                                                ---------------
                                                                                                                      2,139,195
                                                                                                                ---------------
COMPUTER STORAGE & PERIPHERALS -- 0.5%
EMC Corp.(b)                                                                                         15,100             165,647
Lexmark International, Inc. Class A(b)                                                                  700              39,081
Network Appliance, Inc.(b)                                                                            2,400              84,720
QLogic Corp.(b)                                                                                       1,000              17,240
SanDisk Corp.(b)                                                                                      1,200              61,176
                                                                                                                ---------------
                                                                                                                        367,864
                                                                                                                ---------------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                                                                             600              55,758
                                                                                                                ---------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co.                                                                                    600              46,800
                                                                                                                ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.8%
Caterpillar, Inc.                                                                                     4,300             320,264
Cummins, Inc.                                                                                           300              36,675
Deere & Co.                                                                                           1,500             125,235
Navistar International Corp.(b)                                                                         400               9,844
Paccar, Inc.                                                                                          1,100              90,618
                                                                                                                ---------------
                                                                                                                        582,636
                                                                                                                ---------------
CONSUMER ELECTRONICS -- 0.0%
Harman International Industries, Inc.                                                                   400              34,148
                                                                                                                ---------------
CONSUMER FINANCE -- 1.0%
American Express Co.                                                                                  7,900             420,438
Capital One Financial Corp.                                                                           1,900             162,355
SLM Corp.                                                                                             2,600             137,592
                                                                                                                ---------------
                                                                                                                        720,385
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
DATA PROCESSING & OUTSOURCED SERVICES -- 1.0%
Affiliated Computer Services, Inc. Class A(b)                                                           700     $        36,127
Automatic Data Processing, Inc.                                                                       3,700             167,795
Computer Sciences Corp.(b)                                                                            1,200              58,128
Convergys Corp.(b)                                                                                      900              17,550
Electronic Data Systems Corp.                                                                         3,300              79,398
First Data Corp.                                                                                      4,900             220,696
Fiserv, Inc.(b)                                                                                       1,200              54,432
Paychex, Inc.                                                                                         2,100              81,858
Sabre Holdings Corp. Class A                                                                            800              17,600
                                                                                                                ---------------
                                                                                                                        733,584
                                                                                                                ---------------
DEPARTMENT STORES -- 0.7%
Dillard's, Inc. Class A                                                                                 400              12,740
Federated Department Stores, Inc.                                                                     3,360             122,976
Kohls Corp.(b)                                                                                        2,200             130,064
Nordstrom, Inc.                                                                                       1,400              51,100
Penney (J.C.) Co., Inc.                                                                               1,500             101,265
Sears Holdings Corp.(b)                                                                                 600              92,904
                                                                                                                ---------------
                                                                                                                        511,049
                                                                                                                ---------------
DISTILLERS & VINTNERS -- 0.1%
Brown-Forman Corp. Class B                                                                              500              35,725
Constellation Brands, Inc. Class A(b)                                                                 1,300              32,500
                                                                                                                ---------------
                                                                                                                         68,225
                                                                                                                ---------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                                                                     1,100              45,826
                                                                                                                ---------------
DIVERSIFIED BANKS -- 2.2%
Comerica, Inc.                                                                                        1,000              51,990
U.S. Bancorp                                                                                         11,400             352,032
Wachovia Corp.                                                                                       10,334             558,863
Wells Fargo & Co.                                                                                    10,600             711,048
                                                                                                                ---------------
                                                                                                                      1,673,933
                                                                                                                ---------------
DIVERSIFIED CHEMICALS -- 0.8%
Ashland, Inc.                                                                                           500              33,350
Dow Chemical Co. (The)                                                                                6,100             238,083
Du Pont (E.I.) de Nemours & Co.                                                                       5,800             241,280
Eastman Chemical Co.                                                                                    500              27,000
Hercules, Inc.(b)                                                                                       700              10,682
PPG Industries, Inc.                                                                                  1,000              66,000
                                                                                                                ---------------
                                                                                                                        616,395
                                                                                                                ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.2%
Cendant Corp.                                                                                         6,400             104,256
Cintas Corp.                                                                                            900              35,784
Equifax, Inc.                                                                                           800              27,472
                                                                                                                ---------------
                                                                                                                        167,512
                                                                                                                ---------------
DIVERSIFIED METALS & MINING -- 0.2%
Freeport-McMoRan Copper &
   Gold, Inc. Class B (Indonesia)                                                                     1,200              66,492
Phelps Dodge Corp.                                                                                    1,300             106,808
                                                                                                                ---------------
                                                                                                                        173,300
                                                                                                                ---------------

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
DIVERSIFIED REITS -- 0.1%
Vornado Realty Trust                                                                                    800     $        78,040
                                                                                                                ---------------
DRUG RETAIL -- 0.6%
CVS Corp.                                                                                             5,200             159,640
Walgreen Co.                                                                                          6,400             286,976
                                                                                                                ---------------
                                                                                                                        446,616
                                                                                                                ---------------
EDUCATION SERVICES -- 0.1%
Apollo Group, Inc. Class A(b)                                                                           900              46,503
                                                                                                                ---------------
ELECTRIC UTILITIES -- 1.4%
Allegheny Energy, Inc.(b)                                                                             1,000              37,070
American Electric Power Co., Inc.                                                                     2,500              85,625
Edison International                                                                                  2,100              81,900
Entergy Corp.                                                                                         1,300              91,975
Exelon Corp.                                                                                          4,200             238,686
FirstEnergy Corp.                                                                                     2,100             113,841
FPL Group, Inc.                                                                                       2,600             107,588
Pinnacle West Capital Corp.                                                                             600              23,946
PPL Corp.                                                                                             2,400              77,520
Progress Energy, Inc.                                                                                 1,600              68,592
Southern Co. (The)                                                                                    4,700             150,635
                                                                                                                ---------------
                                                                                                                      1,077,378
                                                                                                                ---------------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.5%
American Power Conversion Corp.                                                                       1,100              21,439
Cooper Industries Ltd. Class A                                                                          600              55,752
Emerson Electric Co.                                                                                  2,600             217,906
Rockwell Automation, Inc.                                                                             1,100              79,211
                                                                                                                ---------------
                                                                                                                        374,308
                                                                                                                ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.2%
Agilent Technologies, Inc.(b)                                                                         2,700              85,212
Symbol Technologies, Inc.                                                                             1,600              17,264
Tektronix, Inc.                                                                                         500              14,710
                                                                                                                ---------------
                                                                                                                        117,186
                                                                                                                ---------------
ELECTRONIC MANUFACTURING SERVICES -- 0.1%
Jabil Circuit, Inc.                                                                                   1,100              28,160
Molex, Inc.                                                                                             900              30,213
Sanmina-SCI Corp.(b)                                                                                  3,600              16,560
Solectron Corp.(b)                                                                                    5,800              19,836
                                                                                                                ---------------
                                                                                                                         94,769
                                                                                                                ---------------
ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Allied Waste Industries, Inc.(b)                                                                      1,500              17,040
Waste Management, Inc.                                                                                3,500             125,580
                                                                                                                ---------------
                                                                                                                        142,620
                                                                                                                ---------------
FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.2%
Monsanto Co.                                                                                          1,700             143,123
                                                                                                                ---------------
FOOD DISTRIBUTORS -- 0.2%
Sysco Corp.                                                                                           3,900             119,184
                                                                                                                ---------------
FOOD RETAIL -- 0.4%
Kroger Co. (The)                                                                                      4,600             100,556
Safeway, Inc.                                                                                         2,900              75,400

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
FOOD RETAIL--CONTINUED
Supervalu, Inc.                                                                                       1,336     $        41,015
Whole Foods Market, Inc.                                                                                900              58,176
                                                                                                                ---------------
                                                                                                                        275,147
                                                                                                                ---------------
FOOTWEAR -- 0.1%
Nike, Inc. Class B                                                                                    1,200              97,200
                                                                                                                ---------------
FOREST PRODUCTS -- 0.1%
Louisiana-Pacific Corp.                                                                                 700              15,330
Weyerhaeuser Co.                                                                                      1,500              93,375
                                                                                                                ---------------
                                                                                                                        108,705
                                                                                                                ---------------
GAS UTILITIES -- 0.0%
Nicor, Inc.                                                                                             300              12,450
Peoples Energy Corp.                                                                                    200               7,182
                                                                                                                ---------------
                                                                                                                         19,632
                                                                                                                ---------------
GENERAL MERCHANDISE STORES -- 0.5%
Big Lots, Inc.(b)                                                                                       700              11,956
Dollar General Corp.                                                                                  2,000              27,960
Family Dollar Stores, Inc.                                                                            1,000              24,430
Target Corp.                                                                                          5,600             273,672
                                                                                                                ---------------
                                                                                                                        338,018
                                                                                                                ---------------
GOLD -- 0.2%
Newmont Mining Corp.                                                                                  2,800             148,204
                                                                                                                ---------------
HEALTH CARE DISTRIBUTORS -- 0.5%
AmerisourceBergen Corp.                                                                               1,300              54,496
Cardinal Health, Inc.                                                                                 2,700             173,691
McKesson Corp.                                                                                        1,900              89,832
Patterson Cos., Inc.(b)                                                                                 900              31,437
                                                                                                                ---------------
                                                                                                                        349,456
                                                                                                                ---------------
HEALTH CARE EQUIPMENT -- 1.5%
Bard (C.R.), Inc.                                                                                       700              51,282
Baxter International, Inc.                                                                            4,100             150,716
Becton, Dickinson & Co.                                                                               1,600              97,808
Biomet, Inc.                                                                                          1,600              50,064
Boston Scientific Corp.(b)                                                                            7,663             129,045
Hospira, Inc.(b)                                                                                      1,050              45,087
Medtronic, Inc.                                                                                       7,700             361,284
St. Jude Medical, Inc.(b)                                                                             2,300              74,566
Stryker Corp.                                                                                         1,900              80,009
Zimmer Holdings, Inc.(b)                                                                              1,600              90,752
                                                                                                                ---------------
                                                                                                                      1,130,613
                                                                                                                ---------------
HEALTH CARE FACILITIES -- 0.2%
HCA, Inc.                                                                                             2,600             112,190
Health Management Associates, Inc. Class A                                                            1,500              29,565
Manor Care, Inc.                                                                                        500              23,460
Tenet Healthcare Corp.(b)                                                                             3,000              20,940
                                                                                                                ---------------
                                                                                                                        186,155
                                                                                                                ---------------
HEALTH CARE SERVICES -- 0.6%
Caremark Rx, Inc.                                                                                     2,800             139,636
Express Scripts, Inc.(b)                                                                                900              64,566

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
HEALTH CARE SERVICES--CONTINUED
Laboratory Corporation of America Holdings(b)                                                           800     $        49,784
Medco Health Solutions, Inc.(b)                                                                       1,900             108,832
Quest Diagnostics, Inc.                                                                               1,000              59,920
                                                                                                                ---------------
                                                                                                                        422,738
                                                                                                                ---------------
HEALTH CARE SUPPLIES -- 0.0%
Bausch & Lomb, Inc.                                                                                     300              14,712
                                                                                                                ---------------
HEALTH CARE TECHNOLOGY -- 0.0%
IMS Health, Inc.                                                                                      1,300              34,905
                                                                                                                ---------------
HOME ENTERTAINMENT SOFTWARE -- 0.1%
Electronic Arts, Inc.(b)                                                                              1,900              81,776
                                                                                                                ---------------
HOME FURNISHINGS -- 0.0%
Leggett & Platt, Inc.                                                                                 1,200              29,976
                                                                                                                ---------------
HOME IMPROVEMENT RETAIL -- 1.1%
Home Depot, Inc. (The)                                                                               13,500             483,165
Lowe's Cos., Inc.                                                                                     5,000             303,350
Sherwin-Williams Co. (The)                                                                              700              33,236
                                                                                                                ---------------
                                                                                                                        819,751
                                                                                                                ---------------
HOMEBUILDING -- 0.2%
Centex Corp.                                                                                            800              40,240
Horton (D.R.), Inc.                                                                                   1,700              40,494
KB Home                                                                                                 500              22,925
Lennar Corp. Class A                                                                                    900              39,933
Pulte Homes, Inc.                                                                                     1,400              40,306
                                                                                                                ---------------
                                                                                                                        183,898
                                                                                                                ---------------
HOMEFURNISHING RETAIL -- 0.1%
Bed, Bath & Beyond, Inc.(b)                                                                           1,800              59,706
                                                                                                                ---------------
HOTELS, RESORTS & CRUISE LINES -- 0.4%
Carnival Corp.                                                                                        2,800             116,872
Hilton Hotels Corp.                                                                                   2,100              59,388
Marriott International, Inc. Class A                                                                  2,000              76,240
Starwood Hotels & Resorts Worldwide, Inc.                                                             1,400              84,476
                                                                                                                ---------------
                                                                                                                        336,976
                                                                                                                ---------------
HOUSEHOLD APPLIANCES -- 0.2%
Black & Decker Corp.                                                                                    500              42,230
Snap-On, Inc.                                                                                           400              16,168
Stanley Works, Inc. (The)                                                                               500              23,610
Whirlpool Corp.                                                                                         500              41,325
                                                                                                                ---------------
                                                                                                                        123,333
                                                                                                                ---------------
HOUSEHOLD PRODUCTS -- 2.1%
Clorox Co.                                                                                            1,000              60,970
Colgate-Palmolive Co.                                                                                 3,300             197,670
Kimberly-Clark Corp.                                                                                  2,900             178,930
Procter & Gamble Co. (The)                                                                           20,852           1,159,371
                                                                                                                ---------------
                                                                                                                      1,596,941
                                                                                                                ---------------
HOUSEWARES & SPECIALTIES -- 0.1%
Fortune Brands, Inc.                                                                                    900              63,909
Newell Rubbermaid, Inc.                                                                               1,700              43,911
                                                                                                                ---------------
                                                                                                                        107,820
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 0.1%
Monster Worldwide, Inc.(b)                                                                              800     $        34,128
Robert Half International, Inc.                                                                       1,100              46,200
                                                                                                                ---------------
                                                                                                                         80,328
                                                                                                                ---------------
HYPERMARKETS & SUPER CENTERS -- 1.2%
Costco Wholesale Corp.                                                                                3,000             171,390
Wal-Mart Stores, Inc.                                                                                15,800             761,086
                                                                                                                ---------------
                                                                                                                        932,476
                                                                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
AES Corp.(b)                                                                                          4,200              77,490
Constellation Energy Group                                                                            1,100              59,972
Dynegy, Inc. Class A(b)                                                                               2,400              13,128
TXU Corp.                                                                                             2,900             173,391
                                                                                                                ---------------
                                                                                                                        323,981
                                                                                                                ---------------
INDUSTRIAL CONGLOMERATES -- 3.5%
3M Co.                                                                                                4,800             387,696
General Electric Co.(d)                                                                              66,100           2,178,656
Textron, Inc.                                                                                           800              73,744
                                                                                                                ---------------
                                                                                                                      2,640,096
                                                                                                                ---------------
INDUSTRIAL GASES -- 0.3%
Air Products & Chemicals, Inc.                                                                        1,400              89,488
Praxair, Inc.                                                                                         2,000             108,000
                                                                                                                ---------------
                                                                                                                        197,488
                                                                                                                ---------------
INDUSTRIAL MACHINERY -- 0.7%
Danaher Corp.                                                                                         1,500              96,480
Dover Corp.                                                                                           1,300              64,259
Eaton Corp.                                                                                             900              67,860
Illinois Tool Works, Inc.                                                                             2,600             123,500
ITT Industries, Inc.                                                                                  1,200              59,400
Pall Corp.                                                                                              800              22,400
Parker-Hannifin Corp.                                                                                   800              62,080
                                                                                                                ---------------
                                                                                                                        495,979
                                                                                                                ---------------
INDUSTRIAL REITS -- 0.1%
ProLogis                                                                                              1,500              78,180
                                                                                                                ---------------
INSURANCE BROKERS -- 0.2%
Aon Corp.                                                                                             2,000              69,640
Marsh & McLennan Cos., Inc.                                                                           3,500              94,115
                                                                                                                ---------------
                                                                                                                        163,755
                                                                                                                ---------------
INTEGRATED OIL & GAS -- 6.0%
Chevron Corp.                                                                                        14,089             874,363
ConocoPhillips                                                                                       10,500             688,065
Exxon Mobil Corp.(d)                                                                                 38,700           2,374,245
Hess Corp.                                                                                            1,500              79,275
Marathon Oil Corp.                                                                                    2,278             189,758
Murphy Oil Corp.                                                                                      1,000              55,860
Occidental Petroleum Corp.                                                                            2,700             276,885
                                                                                                                ---------------
                                                                                                                      4,538,451
                                                                                                                ---------------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.5%
AT&T, Inc.                                                                                           24,577             685,453
BellSouth Corp.                                                                                      11,400             412,680

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
CenturyTel, Inc.                                                                                        700     $        26,005
Citizens Communications Co.                                                                           2,100              27,405
Embarq Corp.(b)                                                                                         902              36,973
Qwest Communications International, Inc.(b)                                                           9,800              79,282
Verizon Communications, Inc.                                                                         18,600             622,914
                                                                                                                ---------------
                                                                                                                      1,890,712
                                                                                                                ---------------
INTERNET RETAIL -- 0.1%
Amazon.com, Inc.(b)                                                                                   2,000              77,360
                                                                                                                ---------------
INTERNET SOFTWARE & SERVICES -- 1.4%
eBay, Inc.(b)                                                                                         7,300             213,817
Google, Inc. Class A(b)                                                                               1,300             545,129
VeriSign, Inc.(b)                                                                                     1,600              37,072
Yahoo!, Inc.(b)                                                                                       8,000             264,000
                                                                                                                ---------------
                                                                                                                      1,060,018
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 2.3%
Bear Stearns Cos., Inc. (The)                                                                           800             112,064
E*TRADE Financial Corp.(b)                                                                            2,700              61,614
Goldman Sachs Group, Inc. (The)                                                                       2,800             421,204
Lehman Brothers Holdings, Inc.                                                                        3,400             221,510
Merrill Lynch & Co., Inc.                                                                             5,800             403,448
Morgan Stanley                                                                                        6,800             429,828
Schwab (Charles) Corp. (The)                                                                          6,500             103,870
                                                                                                                ---------------
                                                                                                                      1,753,538
                                                                                                                ---------------
IT CONSULTING & OTHER SERVICES -- 0.0%
Unisys Corp.(b)                                                                                       2,200              13,816
                                                                                                                ---------------
LEISURE PRODUCTS -- 0.1%
Brunswick Corp.                                                                                         600              19,950
Hasbro, Inc.                                                                                          1,100              19,921
Mattel, Inc.                                                                                          2,500              41,275
                                                                                                                ---------------
                                                                                                                         81,146
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 1.2%
AFLAC, Inc.                                                                                           3,200             148,320
Lincoln National Corp.                                                                                1,830             103,285
MetLife, Inc.                                                                                         4,800             245,808
Principal Financial Group, Inc. (The)                                                                 1,800             100,170
Prudential Financial, Inc.                                                                            3,100             240,870
Torchmark Corp.                                                                                         700              42,504
UnumProvident Corp.                                                                                   1,900              34,447
                                                                                                                ---------------
                                                                                                                        915,404
                                                                                                                ---------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Applera Corp.-Applied Biosystems Group                                                                1,200              38,820
Fisher Scientific International, Inc.(b)                                                                800              58,440
Millipore Corp.(b)                                                                                      300              18,897
PerkinElmer, Inc.                                                                                       800              16,720
Thermo Electron Corp.(b)                                                                              1,000              36,240
Waters Corp.(b)                                                                                         700              31,080
                                                                                                                ---------------
                                                                                                                        200,197
                                                                                                                ---------------
MANAGED HEALTH CARE -- 1.4%
Aetna, Inc.                                                                                           3,600             143,748
CIGNA Corp.                                                                                             800              78,808
Coventry Health Care, Inc.(b)                                                                         1,050              57,687

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
MANAGED HEALTH CARE--CONTINUED
Humana, Inc.(b)                                                                                       1,000     $        53,700
UnitedHealth Group, Inc.                                                                              8,600             385,108
WellPoint, Inc.(b)                                                                                    4,200             305,634
                                                                                                                ---------------
                                                                                                                      1,024,685
                                                                                                                ---------------
METAL & GLASS CONTAINERS -- 0.1%
Ball Corp.                                                                                              700              25,928
Pactiv Corp.(b)                                                                                         900              22,275
                                                                                                                ---------------
                                                                                                                         48,203
                                                                                                                ---------------
MOTORCYCLE MANUFACTURERS -- 0.1%
Harley-Davidson, Inc.                                                                                 1,700              93,313
                                                                                                                ---------------
MOVIES & ENTERTAINMENT -- 1.8%
News Corp. Class A                                                                                   15,200             291,536
Time Warner, Inc.                                                                                    28,600             494,780
Viacom, Inc. Class B(b)                                                                               4,950             177,408
Walt Disney Co. (The)                                                                                13,900             417,000
                                                                                                                ---------------
                                                                                                                      1,380,724
                                                                                                                ---------------
MULTI-LINE INSURANCE -- 1.7%
American International Group, Inc.                                                                   16,500             974,325
Genworth Financial, Inc. Class A                                                                      2,400              83,616
Hartford Financial Services Group, Inc. (The)                                                         1,900             160,740
Loews Corp.                                                                                           2,600              92,170
                                                                                                                ---------------
                                                                                                                      1,310,851
                                                                                                                ---------------
MULTI-UTILITIES -- 1.4%
Ameren Corp.                                                                                          1,300              65,650
Centerpoint Energy, Inc.                                                                              2,000              25,000
CMS Energy Corp.(b)                                                                                   1,400              18,116
Consolidated Edison, Inc.                                                                             1,600              71,104
Dominion Resources, Inc.                                                                              2,200             164,538
DTE Energy Co.                                                                                        1,100              44,814
Duke Energy Corp.                                                                                     7,900             232,023
KeySpan Corp.                                                                                         1,100              44,440
NiSource, Inc.                                                                                        1,700              37,128
PG&E Corp.                                                                                            2,200              86,416
Public Service Enterprise Group, Inc.                                                                 1,600             105,792
Sempra Energy                                                                                         1,600              72,768
Teco Energy, Inc.                                                                                     1,300              19,422
Xcel Energy, Inc.                                                                                     2,600              49,868
                                                                                                                ---------------
                                                                                                                      1,037,079
                                                                                                                ---------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.(b)                                                                                        5,900              82,069
                                                                                                                ---------------
OFFICE REITS -- 0.2%
Boston Properties, Inc.                                                                                 600              54,240
Equity Office Properties Trust                                                                        2,400              87,624
                                                                                                                ---------------
                                                                                                                        141,864
                                                                                                                ---------------
OFFICE SERVICES & SUPPLIES -- 0.1%
Avery Dennison Corp.                                                                                    700              40,642
Pitney Bowes, Inc.                                                                                    1,400              57,820
                                                                                                                ---------------
                                                                                                                         98,462
                                                                                                                ---------------

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
OIL & GAS DRILLING -- 0.3%
Noble Corp.                                                                                             900     $        66,978
Rowan Cos., Inc.                                                                                        700              24,913
Transocean, Inc.(b)                                                                                   2,100             168,672
                                                                                                                ---------------
                                                                                                                        260,563
                                                                                                                ---------------
OIL & GAS EQUIPMENT & SERVICES -- 1.6%
Baker Hughes, Inc.                                                                                    2,200             180,070
BJ Services Co.                                                                                       2,100              78,246
Halliburton Co.                                                                                       3,300             244,893
National-Oilwell Varco, Inc.(b)                                                                       1,100              69,652
Schlumberger Ltd.                                                                                     7,500             488,325
Weatherford International Ltd.(b)                                                                     2,200             109,164
                                                                                                                ---------------
                                                                                                                      1,170,350
                                                                                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 1.1%
Anadarko Petroleum Corp.                                                                              2,900             138,301
Apache Corp.                                                                                          2,100             143,325
Chesapeake Energy Corp.                                                                               2,400              72,600
Devon Energy Corp.                                                                                    2,800             169,148
EOG Resources, Inc.                                                                                   1,500             104,010
Kerr-McGee Corp.                                                                                      1,400              97,090
XTO Energy, Inc.                                                                                      2,300             101,821
                                                                                                                ---------------
                                                                                                                        826,295
                                                                                                                ---------------
OIL & GAS REFINING & MARKETING -- 0.4%
Sunoco, Inc.                                                                                            800              55,432
Valero Energy Corp.                                                                                   3,900             259,428
                                                                                                                ---------------
                                                                                                                        314,860
                                                                                                                ---------------
OIL & GAS STORAGE & TRANSPORTATION -- 0.3%
El Paso Corp.                                                                                         4,400              66,000
Kinder Morgan, Inc.                                                                                     700              69,923
Williams Cos., Inc.                                                                                   3,800              88,768
                                                                                                                ---------------
                                                                                                                        224,691
                                                                                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 5.1%
Bank of America Corp.                                                                                29,442           1,416,160
Citigroup, Inc.                                                                                      31,700           1,529,208
JPMorgan Chase & Co.                                                                                 22,096             928,032
                                                                                                                ---------------
                                                                                                                      3,873,400
                                                                                                                ---------------
PACKAGED FOODS & MEATS -- 0.9%
Campbell Soup Co.                                                                                     1,200              44,532
ConAgra Foods, Inc.                                                                                   3,300              72,963
Dean Foods Co.(b)                                                                                       900              33,471
General Mills, Inc.                                                                                   2,300             118,818
Heinz (H.J.) Co.                                                                                      2,100              86,562
Hershey Co. (The)                                                                                     1,100              60,577
Kellogg Co.                                                                                           1,600              77,488
McCormick & Co., Inc.- Non Voting Shares                                                                800              26,840
Sara Lee Corp.                                                                                        4,800              76,896
Tyson Foods, Inc. Class A                                                                             1,600              23,776
Wrigley (Wm) Jr. Co.                                                                                  1,400              63,486
                                                                                                                ---------------
                                                                                                                        685,409
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
PAPER PACKAGING -- 0.1%
Bemis Co., Inc.                                                                                         700     $        21,434
Sealed Air Corp.                                                                                        500              26,040
Temple Inland, Inc.                                                                                     700              30,009
                                                                                                                ---------------
                                                                                                                         77,483
                                                                                                                ---------------
PAPER PRODUCTS -- 0.2%
International Paper Co.                                                                               3,100             100,130
MeadWestvaco Corp.                                                                                    1,200              33,516
                                                                                                                ---------------
                                                                                                                        133,646
                                                                                                                ---------------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co.                                                                                      500              24,360
Avon Products, Inc.                                                                                   2,900              89,900
Estee Lauder Cos. (The) Class A                                                                         800              30,936
                                                                                                                ---------------
                                                                                                                        145,196
                                                                                                                ---------------
PHARMACEUTICALS -- 6.3%
Abbott Laboratories                                                                                   9,800             427,378
Allergan, Inc.                                                                                        1,000             107,260
Barr Pharmaceuticals, Inc.(b)                                                                           700              33,383
Bristol-Myers Squibb Co.                                                                             12,400             320,664
Forest Laboratories, Inc.(b)                                                                          2,100              81,249
Johnson & Johnson                                                                                    18,900           1,132,488
King Pharmaceuticals, Inc.(b)                                                                         1,500              25,500
Lilly (Eli) & Co.                                                                                     7,200             397,944
Merck & Co., Inc.                                                                                    13,900             506,377
Mylan Laboratories, Inc.                                                                              1,400              28,000
Pfizer, Inc.                                                                                         46,700           1,096,049
Schering Plough Corp.                                                                                 9,400             178,882
Watson Pharmaceuticals, Inc.(b)                                                                         600              13,968
Wyeth                                                                                                 8,500             377,485
                                                                                                                ---------------
                                                                                                                      4,726,627
                                                                                                                ---------------
PHOTOGRAPHIC PRODUCTS -- 0.1%
Eastman Kodak Co.                                                                                     1,800              42,804
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 1.2%
Allstate Corp. (The)                                                                                  4,100             224,393
AMBAC Financial Group, Inc.                                                                             700              56,770
Chubb Corp. (The)                                                                                     2,500             124,750
Cincinnati Financial Corp.                                                                            1,104              51,899
MBIA, Inc.                                                                                              900              52,695
Progressive Corp. (The)                                                                               5,000             128,550
Safeco Corp.                                                                                            800              45,080
St. Paul Travelers Cos., Inc. (The)                                                                   4,459             198,782
                                                                                                                ---------------
                                                                                                                        882,919
                                                                                                                ---------------
PUBLISHING & PRINTING -- 0.4%
Dow Jones & Co., Inc.                                                                                   400              14,004
Gannett Co., Inc.                                                                                     1,500              83,895
McClatchy Co. Class A                                                                                   205               8,213
McGraw-Hill Cos., Inc. (The)                                                                          2,300             115,529
Meredith Corp.                                                                                          300              14,862
New York Times Co. Class A                                                                              900              22,086
Tribune Co.                                                                                           1,700              55,131
                                                                                                                ---------------
                                                                                                                        313,720
                                                                                                                ---------------

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
RAILROADS -- 0.8%
Burlington Northern Santa Fe Corp.                                                                    2,400     $       190,200
CSX Corp.                                                                                             1,400              98,616
Norfolk Southern Corp.                                                                                2,600             138,372
Union Pacific Corp.                                                                                   1,700             158,032
                                                                                                                ---------------
                                                                                                                        585,220
                                                                                                                ---------------
REGIONAL BANKS -- 1.9%
AmSouth Bancorp                                                                                       2,200              58,190
BB&T Corp.                                                                                            3,400             141,406
Commerce Bancorp, Inc.                                                                                  700              24,969
Compass Bancshares, Inc.                                                                                800              44,480
Fifth Third Bancorp                                                                                   3,500             129,325
First Horizon National Corp.                                                                            800              32,160
Huntington Bancshares, Inc.                                                                           1,600              37,728
KeyCorp                                                                                               2,600              92,768
M&T Bank Corp.                                                                                          500              58,960
Marshall & Ilsley Corp.                                                                               1,400              64,036
National City Corp.                                                                                   3,500             126,665
North Fork Bancorporation, Inc.                                                                       3,000              90,510
PNC Financial Services Group, Inc.                                                                    1,900             133,323
Regions Financial Corp.                                                                               2,936              97,240
SunTrust Banks, Inc.                                                                                  2,400             183,024
Synovus Financial Corp.                                                                               2,000              53,560
Zions Bancorp                                                                                           700              54,558
                                                                                                                ---------------
                                                                                                                      1,422,902
                                                                                                                ---------------
RESIDENTIAL REITS -- 0.2%
Apartment Investment & Management
   Co. Class A                                                                                          600              26,070
Archstone-Smith Trust                                                                                 1,400              71,218
Equity Residential Properties Trust                                                                   1,800              80,514
                                                                                                                ---------------
                                                                                                                        177,802
                                                                                                                ---------------
RESTAURANTS -- 0.8%
Darden Restaurants, Inc.                                                                                800              31,520
McDonald's Corp.                                                                                      8,000             268,800
Starbucks Corp.(b)                                                                                    4,800             181,248
Wendy's International, Inc.                                                                             700              40,803
Yum! Brands, Inc.                                                                                     1,700              85,459
                                                                                                                ---------------
                                                                                                                        607,830
                                                                                                                ---------------
RETAIL REITS -- 0.2%
Kimco Realty Corp.                                                                                    1,300              47,437
Simon Property Group, Inc.                                                                            1,200              99,528
                                                                                                                ---------------
                                                                                                                        146,965
                                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 0.3%
Applied Materials, Inc.                                                                              10,100             164,428
KLA-Tencor Corp.                                                                                      1,300              54,041
Novellus Systems, Inc.(b)                                                                               800              19,760
Teradyne, Inc.(b)                                                                                     1,300              18,109
                                                                                                                ---------------
                                                                                                                        256,338
                                                                                                                ---------------
SEMICONDUCTORS -- 2.3%
Advanced Micro Devices, Inc.(b)                                                                       3,100              75,702
Altera Corp.(b)                                                                                       2,300              40,365
Analog Devices, Inc.                                                                                  2,300              73,922
Broadcom Corp. Class A(b)                                                                             2,800              84,140

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
SEMICONDUCTORS--CONTINUED
Freescale Semiconductor, Inc. Class B(b)                                                              2,618     $        76,969
Intel Corp.                                                                                          37,300             706,835
Linear Technology Corp.                                                                               1,900              63,631
LSI Logic Corp.(b)                                                                                    2,500              22,375
Maxim Integrated Products, Inc.                                                                       2,000              64,220
Micron Technology, Inc.(b)                                                                            4,200              63,252
National Semiconductor Corp.                                                                          2,100              50,085
NVIDIA Corp.(b)                                                                                       2,200              46,838
PMC-Sierra, Inc.(b)                                                                                   1,300              12,220
Texas Instruments, Inc.                                                                              10,200             308,958
Xilinx, Inc.                                                                                          2,200              49,830
                                                                                                                ---------------
                                                                                                                      1,739,342
                                                                                                                ---------------
SOFT DRINKS -- 1.7%
Coca-Cola Co. (The)                                                                                  13,100             563,562
Coca-Cola Enterprises, Inc.                                                                           1,900              38,703
Pepsi Bottling Group, Inc. (The)                                                                        900              28,935
PepsiCo, Inc.                                                                                        10,500             630,420
                                                                                                                ---------------
                                                                                                                      1,261,620
                                                                                                                ---------------
SPECIALIZED CONSUMER SERVICES -- 0.1%
Block (H&R), Inc.                                                                                     2,100              50,106
                                                                                                                ---------------
SPECIALIZED FINANCE -- 0.2%
CIT Group, Inc.                                                                                       1,300              67,977
Moody's Corp.                                                                                         1,500              81,690
                                                                                                                ---------------
                                                                                                                        149,667
                                                                                                                ---------------
SPECIALIZED REITS -- 0.1%
Plum Creek Timber Co., Inc.                                                                           1,200              42,600
Public Storage, Inc.                                                                                    500              37,950
                                                                                                                ---------------
                                                                                                                         80,550
                                                                                                                ---------------
SPECIALTY CHEMICALS -- 0.2%
Ecolab, Inc.                                                                                          1,200              48,696
International Flavors & Fragrances, Inc.                                                                500              17,620
Rohm & Haas Co.                                                                                         900              45,108
Sigma-Aldrich Corp.                                                                                     400              29,056
                                                                                                                ---------------
                                                                                                                        140,480
                                                                                                                ---------------
SPECIALTY STORES -- 0.3%
Office Depot, Inc.(b)                                                                                 1,900              72,200
OfficeMax, Inc.                                                                                         400              16,300
Staples, Inc.                                                                                         4,600             111,872
Tiffany & Co.                                                                                           900              29,718
                                                                                                                ---------------
                                                                                                                        230,090
                                                                                                                ---------------
STEEL -- 0.3%
Allegheny Technologies, Inc.                                                                            500              34,620
Nucor Corp.                                                                                           2,000             108,500
United States Steel Corp.                                                                               700              49,084
                                                                                                                ---------------
                                                                                                                        192,204
                                                                                                                ---------------
SYSTEMS SOFTWARE -- 2.5%
BMC Software, Inc.(b)                                                                                 1,400              33,460
CA, Inc.                                                                                              2,893              59,451
Microsoft Corp.                                                                                      56,400           1,314,120
Novell, Inc.(b)                                                                                       2,600              17,238

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
SYSTEMS SOFTWARE--CONTINUED
Oracle Corp.(b)                                                                                      23,933     $       346,789
Symantec Corp.(b)                                                                                     6,666             103,590
                                                                                                                ---------------
                                                                                                                      1,874,648
                                                                                                                ---------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Countrywide Financial Corp.                                                                           3,800             144,704
Fannie Mae                                                                                            6,100             293,410
Freddie Mac                                                                                           4,400             250,844
Golden West Financial Corp.                                                                           1,600             118,720
MGIC Investment Corp.                                                                                   600              39,000
Sovereign Bancorp, Inc.                                                                               2,520              51,181
Washington Mutual, Inc.                                                                               6,242             284,511
                                                                                                                ---------------
                                                                                                                      1,182,370
                                                                                                                ---------------
TIRES & RUBBER -- 0.0%
Cooper Tire & Rubber Co.                                                                                400               4,456
Goodyear Tire & Rubber Co.(b)                                                                         1,100              12,210
                                                                                                                ---------------
                                                                                                                         16,666
                                                                                                                ---------------
TOBACCO -- 1.4%
Altria Group, Inc.                                                                                   13,200             969,276
Reynolds American, Inc.                                                                                 500              57,650
UST, Inc.                                                                                             1,000              45,190
                                                                                                                ---------------
                                                                                                                      1,072,116
                                                                                                                ---------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Grainger (W.W.), Inc.                                                                                   500              37,615
                                                                                                                ---------------
TRUCKING -- 0.0%
Ryder System, Inc.                                                                                      400              23,372
                                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Alltel Corp.                                                                                          2,500             159,575
Sprint Nextel Corp.                                                                                  18,858             376,971
                                                                                                                ---------------
                                                                                                                        536,546
                                                                                                                ---------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $65,244,564)                                                                                     72,486,801
                                                                                                                ---------------
FOREIGN COMMON STOCKS(c) -- 0.9%
INDUSTRIAL CONGLOMERATES -- 0.5%
Tyco International Ltd. (United States)                                                              12,800             352,000
                                                                                                                ---------------
INDUSTRIAL MACHINERY -- 0.1%
Ingersoll-Rand Co. Ltd. Class A
   (United States)                                                                                    2,100              89,838
                                                                                                                ---------------
OIL & GAS DRILLING -- 0.1%
Nabors Industries Ltd. (United States)(b)                                                             2,000              67,580
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 0.2%
ACE Ltd. (United States)                                                                              2,000             101,180
XL Capital Ltd. Class A (United States)                                                               1,100              67,430
                                                                                                                ---------------
                                                                                                                        168,610
                                                                                                                ---------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $779,993)                                                                                           678,028
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
RIGHTS -- 0.0%
COMPUTER STORAGE & PERIPHERALS -- 0.0%
Seagate Technology Tax Refund Rights(f)                                                               8,400     $             0
                                                                                                                ---------------
TOTAL RIGHTS
   (Identified cost $0)                                                                                                       0
                                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 2.9%
MONEY MARKET MUTUAL FUNDS -- 2.5%
Dreyfus Cash Management Plus #719
   (seven day effective yield 4.98%)                                                                192,469             192,469
Goldman Sachs Financial Square
   Money Market Portfolio
   (seven day effective yield 4.99%)                                                              1,618,109           1,618,109
JPMorgan Institutional Prime Money
   Market Fund (seven day effective
   yield 5.02%)                                                                                      73,291              73,291
                                                                                                                ---------------
                                                                                                                      1,883,869
                                                                                                                ---------------

 DISCOUNT                                                                                           PAR
   RATE                                                                           MATURITY         (000)
----------                                                                       ----------     -----------
U.S. TREASURY BILLS(e) -- 0.4%
U.S. Treasury Bill(d)
     4.800%                                                                        09/21/06            $320             316,605
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,200,370)                                                                                       2,200,474
                                                                                                                ---------------
TOTAL INVESTMENTS -- 100.1%
   (Identified cost $68,224,927)                                                                                     75,365,303(a)
                                                                                                                ---------------
OTHER ASSETS -- 0.6%
Receivables
   Dividends and Interest                                                                                               108,998
   Fund shares sold                                                                                                     353,612
Prepaid expenses                                                                                                         19,701
                                                                                                                ---------------
     Total assets                                                                                                    75,847,614
                                                                                                                ---------------
LIABILITIES -- (0.7)%
Cash Overdraft                                                                                                              265
Payables
   Fund shares repurchased                                                                                              440,122
   Transfer agent fee                                                                                                    17,027
   Investment advisory fee                                                                                               16,416
   Administration fees                                                                                                    8,668
   Distribution and service fees                                                                                          6,968
   Variation margin for futures contracts                                                                                 5,860
   Trustees' fees                                                                                                         1,036
   Other accrued expenses                                                                                                32,156
                                                                                                                ---------------
     Total liabilities                                                                                                  528,518
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $    75,319,096
                                                                                                                ===============

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $         3,758
Capital paid in on shares of beneficial interest                                                                     69,264,670
Undistributed net investment income                                                                                       9,289
Accumulated net realized loss                                                                                        (1,130,234)
Net unrealized appreciation                                                                                           7,171,613
                                                                                                                ---------------
NET ASSETS                                                                                                      $    75,319,096
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $13,881,569)                                                                     697,133
Net asset value per share                                                                                                $19.91
Offering price per share $19.91/1-5.75%)                                                                                 $21.12

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $61,437,527)                                                                   3,084,258
Net asset value and offering price per share                                                                             $19.92

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,649,412 and gross depreciation of $9,147,022 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $69,862,913.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   All or a portion segregated as collateral for futures contracts.

(e)   The rate shown is the discount rate.

(f) Illiquid and Restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2006, this security amounted to a value of $0 or 0.0% of the net assets. For acquisition information see Note 10 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                       See Notes to Financial Statements.

                       PHOENIX INSIGHT INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
FOREIGN COMMON STOCKS(c) -- 91.5%
AUSTRALIA -- 3.0%
Australia & New Zealand Banking
   Group Ltd. (Diversified Banks)                                                                    66,100     $     1,306,076
Westfield Group (Real Estate
   Management & Development)                                                                        213,400           2,748,157
Westpac Banking Corp.
   (Diversified Banks)                                                                              219,934           3,804,730
                                                                                                                ---------------
                                                                                                                      7,858,963
                                                                                                                ---------------
BELGIUM -- 1.6%
InBev NV (Brewers)                                                                                   86,000           4,218,436
                                                                                                                ---------------
BRAZIL -- 1.4%
Banco Itau Holding Financeira SA ADR
   (Diversified Banks)                                                                               42,900           1,250,964
Petroleo Brasileiro SA ADR
   (Integrated Oil & Gas)                                                                            28,800           2,572,128
                                                                                                                ---------------
                                                                                                                      3,823,092
                                                                                                                ---------------
FINLAND -- 1.0%
Nokia OYJ (Communications Equipment)                                                                125,300           2,557,830
                                                                                                                ---------------
FRANCE -- 7.8%
Arkema (Diversified Chemicals)                                                                        1,760              69,110
AXA (Multi-line Insurance)                                                                          112,000           3,675,889
BNP Paribas (Diversified Banks)                                                                      47,500           4,547,504
L'Oreal SA (Personal Products)                                                                       14,900           1,407,422
M6 Metropole Television
   (Broadcasting & Cable TV)                                                                         43,800           1,370,868
Total SA (Integrated Oil & Gas)                                                                      70,400           4,632,823
Vivendi SA (Movies & Entertainment)                                                                 140,000           4,906,438
                                                                                                                ---------------
                                                                                                                     20,610,054
                                                                                                                ---------------
GERMANY -- 2.8%
Adidas Salomon AG (Apparel,
   Accessories & Luxury Goods)                                                                       45,200           2,161,053
E.On AG (Electric Utilities)                                                                         46,300           5,329,803
                                                                                                                ---------------
                                                                                                                      7,490,856
                                                                                                                ---------------
INDIA -- 0.3%
HDFC Bank Ltd. ADR (Diversified Banks)                                                               15,000             818,250
                                                                                                                ---------------
IRELAND -- 3.2%
Allied Irish Banks plc (Diversified Banks)                                                           26,500             635,867
Allied Irish Banks plc (Diversified Banks)                                                           54,900           1,323,644
Anglo Irish Bank Corp. plc
   (Diversified Banks)                                                                              420,500           6,561,657
                                                                                                                ---------------
                                                                                                                      8,521,168
                                                                                                                ---------------
ITALY -- 1.8%
ENI S.p.A. (Integrated Oil & Gas)                                                                   158,000           4,654,132
                                                                                                                ---------------
JAPAN -- 10.4%
Asahi Glass Co., Ltd. (Building Products)                                                           280,000           3,550,157
Bank of Yokohama, Ltd. (The)
   (Regional Banks)                                                                                 420,000           3,247,990
Canon, Inc. (Office Electronics)                                                                    109,500           5,367,835
Daito Trust Construction Co., Ltd.
   (Homebuilding)                                                                                    48,800           2,703,530

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
JAPAN--CONTINUED
Millea Holdings, Inc. (Property & Casualty
   Insurance)                                                                                           260     $     4,839,217
Takeda Pharmaceutical Co., Ltd.
   (Pharmaceuticals)                                                                                 57,000           3,546,313
Toyota Motor Corp. (Automobile
   Manufacturers)                                                                                    84,200           4,407,183
                                                                                                                ---------------
                                                                                                                     27,662,225
                                                                                                                ---------------
MEXICO -- 1.6%
Grupo Modelo SA de C.V. Series C
   (Brewers)                                                                                      1,112,500           4,252,342
                                                                                                                ---------------
NETHERLANDS -- 4.4%
ABN AMRO Holding N.V.
   (Diversified Banks)                                                                              142,694           3,903,949
ING Groep N.V. (Other Diversified
   Financial Services)                                                                              103,000           4,048,438
TNT N.V. (Air Freight & Logistics)                                                                  101,200           3,621,728
                                                                                                                ---------------
                                                                                                                     11,574,115
                                                                                                                ---------------
SINGAPORE -- 2.1%
DBS Group Holdings, Ltd.
   (Diversified Banks)                                                                              489,000           5,591,749
                                                                                                                ---------------
SOUTH AFRICA -- 1.6%
Remgro Ltd. (Industrial Conglomerates)                                                              220,600           4,153,864
                                                                                                                ---------------
SOUTH KOREA -- 2.0%
Kangwon Land, Inc. (Casinos & Gaming)                                                               159,700           2,726,893
Lotte Confectionary Co. Ltd.
   (Packaged Foods & Meats)                                                                             821           1,034,092
Samsung Electronics Co. Ltd.
   (Semiconductors)                                                                                   2,500           1,588,933
                                                                                                                ---------------
                                                                                                                      5,349,918
                                                                                                                ---------------
SPAIN -- 8.1%
Banco Bilbao Vizcaya Argentaria SA
   (Diversified Banks)                                                                              332,500           6,838,571
Banco Santander Central Hispano SA
   (Diversified Banks)                                                                              190,500           2,782,587
Enagas (Gas Utilities)                                                                              373,166           7,961,333
Red Electrica de Espana (Electric Utilities)                                                        114,900           3,966,528
                                                                                                                ---------------
                                                                                                                     21,549,019
                                                                                                                ---------------
SWITZERLAND -- 9.9%
Credit Suisse Group (Diversified
   Capital Markets)                                                                                  57,880           3,238,307
Kuehne & Nagel International AG (Marine)                                                             54,020           3,932,584
Nestle SA (Packaged Foods & Meats)                                                                   19,988           6,278,182
Novartis AG (Pharmaceuticals)                                                                       104,400           5,653,168
Roche Holding AG-Genusschein
   (Pharmaceuticals)                                                                                 42,272           6,987,993
                                                                                                                ---------------
                                                                                                                     26,090,234
                                                                                                                ---------------
TAIWAN -- 0.6%
Taiwan Semiconductor Manufacturing Co.
   Ltd. Sponsored ADR (Semiconductors)                                                              185,398           1,701,955
                                                                                                                ---------------

                       See Notes to Financial Statements.

                       PHOENIX INSIGHT INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
UNITED KINGDOM -- 27.9%
AstraZeneca plc (Pharmaceuticals)                                                                    78,000     $     4,707,953
BP plc (Integrated Oil & Gas)                                                                       229,397           2,674,609
British American Tobacco plc (Tobacco)(d)                                                           345,967           8,713,631
British Sky Broadcasting plc
   (Broadcasting & Cable TV)                                                                        459,000           4,867,809
Cadbury Schweppes plc (Packaged
   Foods & Meats)                                                                                   291,300           2,809,197
Cattles plc (Consumer Finance)                                                                       20,152             122,719
Diageo plc (Distillers & Vintners)                                                                  365,449           6,146,344
GlaxoSmithKline plc (Pharmaceuticals)                                                               120,326           3,362,106
HBOS plc (Diversified Banks)                                                                        233,189           4,053,436
HSBC Holdings plc (Diversified Banks)                                                               227,901           3,993,836
Imperial Tobacco Group plc (Tobacco)                                                                260,262           8,032,570
News Corp.-CDI Class B
   (Movies & Entertainment)                                                                         204,200           4,127,368
Reckitt Bencliser plc (Household Products)                                                           68,800           2,569,965
Royal Bank of Scotland Group
   (Diversified Banks)                                                                              209,601           6,891,480
Tesco plc (Food Retail)                                                                           1,751,389          10,817,241
                                                                                                                ---------------
                                                                                                                     73,890,264
                                                                                                                ---------------

TOTAL FOREIGN COMMON STOCKS
   (Identified cost $203,840,900)                                                                                   242,368,466
                                                                                                                ---------------

 DISCOUNT                                                                                          PAR
   RATE                                                                             MATURITY      (000)
----------                                                                          --------    -----------
SHORT-TERM INVESTMENTS -- 8.8%
FEDERAL AGENCY SECURITIES -- 1.6%
FHLB
      4.990%                                                                        07/05/06    $     4,355           4,352,586
                                                                                                                ---------------

COMMERCIAL PAPER -- 7.1%
Alpine Securitization Corp.
      5.250%                                                                        07/06/06          8,500           8,493,802
Lockhart Funding LLC
      5.320%                                                                        07/03/06         10,225          10,221,978
                                                                                                                ---------------
                                                                                                                     18,715,780
                                                                                                                ---------------

                                                                                                  SHARES
                                                                                                -----------
MONEY MARKET MUTUAL FUNDS -- 0.1%
BlackRock Liquidity Funds - TempCash
   (seven day effective yield 5.17%)                                                                156,900             156,900
BlackRock Liquidity Funds - TempFund
   (seven day effective yield 5.15%)                                                                156,900             156,900
                                                                                                                ---------------
                                                                                                                        313,800
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $23,382,166)                                                                                     23,382,166
                                                                                                                ---------------

TOTAL INVESTMENTS -- 100.3%
   (Identified cost $227,223,066)                                                                                   265,750,632(a)
                                                                                                                ---------------

OTHER ASSETS -- 0.4%
Foreign currency at value (Identified cost $2)                                                                  $             2
Cash                                                                                                                          1
Receivables
   Investment Securities Sold                                                                                            94,547
   Dividends and interest                                                                                             1,041,311
   Fund shares sold                                                                                                      21,576
Prepaid expenses                                                                                                         24,473
                                                                                                                ---------------
     Total assets                                                                                                   266,932,542
                                                                                                                ---------------

LIABILITIES -- (0.7)%
Payables
   Investment securities purchased                                                                                    1,122,809
   Fund shares repurchased                                                                                               50,750
   Investment advisory fee                                                                                              288,632
   Custodian fees                                                                                                        51,051
   Administration fees                                                                                                   29,835
   Payable for foreign taxes                                                                                             14,839
   Transfer agent fee                                                                                                    12,038
   Trustees' fee                                                                                                          3,947
   Distribution and service fees                                                                                          1,524
   Other accrued expenses                                                                                                17,459
Unrealized depreciation on forward currency
   contracts                                                                                                            487,600
                                                                                                                ---------------
     Total liabilities                                                                                                2,080,484
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   264,852,058
                                                                                                                ===============

NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $        13,722
Capital paid in on shares of beneficial interest                                                                    203,182,501
Undistributed net investment income                                                                                      47,387
Accumulated net realized gain                                                                                        23,538,924
Net unrealized appreciation                                                                                          38,069,524
                                                                                                                ---------------
NET ASSETS                                                                                                      $   264,852,058
                                                                                                                ===============

CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $3,683,087)                                                                      197,228
Net asset value per share                                                                                                $18.67
Offering price per share $18.67/1-5.75%)                                                                                 $19.81

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $103,783)                                                                          5,559
Net asset value and offering price per share                                                                             $18.67

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $261,065,188)                                                                 13,509,726
Net asset value and offering price per share                                                                             $19.32

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $38,685,106 and gross depreciation of $846,589 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $227,570,143.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   All or a portion segregated as collateral for forward currency contracts.

                       See Notes to Financial Statements.

                       PHOENIX INSIGHT INTERNATIONAL FUND
                            INDUSTRY DIVERSIFICATION
    AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

AIR FREIGHT & COURIERS                                                      1.5%

APPAREL, ACCESSORIES & LUXURY GOODS                                         0.9

AUTOMOBILE MANUFACTURERS                                                    1.8

BREWERS                                                                     3.5

BROADCASTING & CABLE TV                                                     2.6

BUILDING PRODUCTS                                                           1.5

CASINOS & GAMING                                                            1.1

COMMUNICATIONS EQUIPMENT                                                    1.1

DISTILLERS & VINTNERS                                                       2.5

DIVERSIFIED BANKS                                                          22.4

DIVERSIFIED CAPITAL MARKETS                                                 1.3

ELECTRIC UTILITIES                                                          3.8

FOOD RETAIL                                                                 4.5

GAS UTILITIES                                                               3.3

HOMEBUILDING                                                                1.1

HOUSEHOLD PRODUCTS                                                          1.1

INDUSTRIAL CONGLOMERATES                                                    1.7%

INTEGRATED OIL & GAS                                                        6.0

MARINE                                                                      1.6

MOVIES & ENTERTAINMENT                                                      3.7

MULTI-LINE INSURANCE                                                        1.6

OFFICE ELECTRONICS                                                          2.2

OTHER DIVERSIFIED FINANCIAL SERVICES                                        1.7

PACKAGED FOODS AND MEATS                                                    4.2

PERSONAL PRODUCTS                                                           0.6

PHARMACEUTICALS                                                            10.0

PROPERTY & CASUALTY INSURANCE                                               2.0

REAL ESTATE MANAGEMENT & DEVELOPMENT                                        1.1

REGIONAL BANKS                                                              1.3

SEMICONDUCTORS                                                              1.4

TOBACCO                                                                     6.9
                                                                          -----
                                                                          100.0%
                                                                          =====

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT SMALL-CAP GROWTH FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
DOMESTIC COMMON STOCKS -- 97.9%
AEROSPACE & DEFENSE -- 1.8%
BE Aerospace, Inc.(b)                                                                                13,900     $       317,754
Orbital Sciences Corp.(b)                                                                             3,800              61,332
                                                                                                                ---------------
                                                                                                                        379,086
                                                                                                                ---------------
APPAREL RETAIL -- 3.3%
Bebe Stores, Inc.                                                                                     6,900             106,398
Charming Shoppes, Inc.(b)                                                                            23,850             268,074
Genesco, Inc.(b)                                                                                      9,430             319,394
                                                                                                                ---------------
                                                                                                                        693,866
                                                                                                                ---------------
APPAREL, ACCESSORIES & LUXURY GOODS -- 1.7%
Quiksilver, Inc.(b)                                                                                   8,200              99,876
Volcom, Inc.(b)                                                                                       8,000             255,920
                                                                                                                ---------------
                                                                                                                        355,796
                                                                                                                ---------------
APPLICATION SOFTWARE -- 6.1%
Ansoft Corp.(b)                                                                                       9,700             198,656
ANSYS, Inc.(b)                                                                                        6,220             297,440
Blackbaud, Inc.                                                                                      17,700             401,790
FactSet Research Systems, Inc.                                                                        4,000             189,200
Parametric Technology Corp.(b)                                                                       15,300             194,463
                                                                                                                ---------------
                                                                                                                      1,281,549
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 2.6%
Asbury Automotive Group(b)                                                                           11,550             241,857
Pantry, Inc. (The)(b)                                                                                 5,200             299,208
                                                                                                                ---------------
                                                                                                                        541,065
                                                                                                                ---------------
BIOTECHNOLOGY -- 1.2%
Alkermes, Inc.(b)                                                                                     4,600              87,032
Digene Corp.(b)                                                                                       2,000              77,480
United Therapeutics Corp.(b)                                                                          1,400              80,878
                                                                                                                ---------------
                                                                                                                        245,390
                                                                                                                ---------------
BUILDING PRODUCTS -- 0.4%
PW Eagle, Inc.                                                                                        2,800              84,672
                                                                                                                ---------------
CATALOG RETAIL -- 2.0%
Coldwater Creek, Inc.(b)                                                                              9,205             246,326
PetMed Express, Inc.(b)                                                                              16,050             176,068
                                                                                                                ---------------
                                                                                                                        422,394
                                                                                                                ---------------
COMMERCIAL PRINTING -- 0.9%
Harland (John H.) Co.                                                                                 4,500             195,750
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT -- 0.3%
Radyne Corp.(b)                                                                                       5,000              56,900
                                                                                                                ---------------
COMPUTER STORAGE & PERIPHERALS -- 1.5%
Komag, Inc.(b)                                                                                        4,100             189,338
Rimage Corp.(b)                                                                                       6,300             128,646
                                                                                                                ---------------
                                                                                                                        317,984
                                                                                                                ---------------
CONSTRUCTION & ENGINEERING -- 1.3%
Comfort Systems USA, Inc.                                                                             7,500             107,175
EMCOR Group, Inc.(b)                                                                                  3,400             165,478
                                                                                                                ---------------
                                                                                                                        272,653
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
CONSTRUCTION MATERIALS -- 0.5%
Headwaters, Inc.(b)                                                                                   4,280     $       109,397
                                                                                                                ---------------
CONSUMER FINANCE -- 3.2%
CompuCredit Corp.(b)                                                                                  4,980             191,431
First Cash Financial Services, Inc.(b)                                                                5,900             116,525
Nelnet, Inc. Class A(b)                                                                               9,010             365,356
                                                                                                                ---------------
                                                                                                                        673,312
                                                                                                                ---------------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.4%
TALX Corp.                                                                                            4,100              89,667
                                                                                                                ---------------
DEPARTMENT STORES -- 0.7%
Bon-Ton Stores, Inc. (The)                                                                            7,000             153,160
                                                                                                                ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 2.0%
Corporate Executive Board Co.                                                                         1,110             111,222
McGrath Rentcorp                                                                                      5,000             139,050
Navigant Consulting, Inc.(b)                                                                          7,200             163,080
                                                                                                                ---------------
                                                                                                                        413,352
                                                                                                                ---------------
ELECTRICAL COMPONENTS & EQUIPMENT -- 3.2%
Encore Wire Corp.(b)                                                                                  3,400             122,196
Regal-Beloit Corp.                                                                                    2,700             119,205
Superior Essex, Inc.(b)                                                                              14,300             427,999
                                                                                                                ---------------
                                                                                                                        669,400
                                                                                                                ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.6%
Itron, Inc.(b)                                                                                        2,000             118,520
                                                                                                                ---------------
HEALTH CARE DISTRIBUTORS -- 3.5%
Owens & Minor, Inc.                                                                                  12,500             357,500
PSS World Medical, Inc.(b)                                                                           21,000             370,650
                                                                                                                ---------------
                                                                                                                        728,150
                                                                                                                ---------------
HEALTH CARE EQUIPMENT -- 6.1%
AngioDynamics, Inc.(b)                                                                                7,800             210,990
Dade Behring Holdings, Inc.                                                                           6,020             250,673
IRIS International, Inc.(b)                                                                           5,400              71,064
Meridian Bioscience, Inc.                                                                            13,600             339,320
Natus Medical, Inc.(b)                                                                               13,600             134,504
Somanetics Corp.(b)                                                                                   7,500             143,250
Vital Signs, Inc.                                                                                     2,400             118,872
                                                                                                                ---------------
                                                                                                                      1,268,673
                                                                                                                ---------------
HEALTH CARE FACILITIES -- 1.2%
Sunrise Senior Living, Inc.(b)                                                                        9,100             251,615
                                                                                                                ---------------
HEALTH CARE SERVICES -- 1.5%
Chemed Corp.                                                                                          2,100             114,513
Gentiva Health Services, Inc.(b)                                                                      6,470             103,714
InVentiv Health, Inc.(b)                                                                              3,650             105,047
                                                                                                                ---------------
                                                                                                                        323,274
                                                                                                                ---------------
HEALTH CARE SUPPLIES -- 1.3%
LifeCell Corp.(b)                                                                                     8,760             270,859
                                                                                                                ---------------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 2.1%
Labor Ready, Inc.(b)                                                                                 11,000             249,150
On Assignment, Inc.(b)                                                                               20,300             186,557
                                                                                                                ---------------
                                                                                                                        435,707
                                                                                                                ---------------

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT SMALL-CAP GROWTH FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
INDUSTRIAL MACHINERY -- 1.1%
Actuant Corp. Class A                                                                                 1,380     $        68,931
Gardner Denver, Inc.(b)                                                                               4,240             163,240
                                                                                                                ---------------
                                                                                                                        232,171
                                                                                                                ---------------
INTERNET RETAIL -- 1.3%
Nutri/System, Inc.(b)                                                                                 4,500             279,585
                                                                                                                ---------------
INTERNET SOFTWARE & SERVICES -- 6.0%
Digital Insight Corp.(b)                                                                             10,500             360,045
Digital River, Inc.(b)                                                                                3,240             130,864
eCollege.com(b)                                                                                      15,260             322,596
Online Resources Corp.(b)                                                                             7,300              75,482
RealNetworks, Inc.(b)                                                                                25,800             276,060
ValueClick, Inc.(b)                                                                                   6,600             101,310
                                                                                                                ---------------
                                                                                                                      1,266,357
                                                                                                                ---------------
IT CONSULTING & OTHER SERVICES -- 1.7%
RightNow Technologies, Inc.(b)                                                                        9,600             160,128
SI International, Inc.(b)                                                                             6,600             202,356
                                                                                                                ---------------
                                                                                                                        362,484
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 1.7%
AmerUs Group Co.                                                                                      6,030             353,056
                                                                                                                ---------------
LIFE SCIENCES TOOLS & SERVICES -- 3.5%
Kendle International, Inc.(b)                                                                        10,200             374,646
Luminex Corp.(b)                                                                                      4,700              81,733
Ventana Medical Systems, Inc.(b)                                                                      5,800             273,644
                                                                                                                ---------------
                                                                                                                        730,023
                                                                                                                ---------------
LODGING REIT -- 0.5%
Innkeepers USA Trust                                                                                  5,660              97,805
                                                                                                                ---------------
METAL & GLASS CONTAINERS -- 0.6%
AEP Industries, Inc.(b)                                                                               3,900             130,338
                                                                                                                ---------------
MULTI-SECTOR HOLDINGS -- 0.9%
PICO Holdings, Inc.(b)                                                                                5,600             180,600
                                                                                                                ---------------
OFFICE REIT'S -- 0.9%
BioMed Realty Trust, Inc.                                                                             6,500             194,610
                                                                                                                ---------------
OIL & GAS DRILLING -- 1.5%
Grey Wolf, Inc.(b)                                                                                   39,500             304,150
                                                                                                                ---------------
OIL & GAS EQUIPMENT & SERVICES -- 3.2%
Hydril(b)                                                                                             3,990             313,295
Lufkin Industries, Inc.                                                                               3,800             225,834
NS Group, Inc.(b)                                                                                     2,350             129,438
                                                                                                                ---------------
                                                                                                                        668,567
                                                                                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.5%
Atlas America, Inc.(b)                                                                                2,250             100,823
                                                                                                                ---------------
OIL & GAS REFINING & MARKETING -- 3.8%
Giant Industries, Inc.(b)                                                                             6,250             415,937
World Fuel Services Corp.                                                                             8,550             390,650
                                                                                                                ---------------
                                                                                                                        806,587
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
OIL & GAS STORAGE & TRANSPORTATION -- 0.3%
Crosstex Energy, Inc.                                                                                   700     $        66,556
                                                                                                                ---------------
PERSONAL PRODUCTS -- 1.7%
Mannatech, Inc.                                                                                       5,230              65,950
USANA Health Sciences, Inc.(b)                                                                        7,580             287,282
                                                                                                                ---------------
                                                                                                                        353,232
                                                                                                                ---------------
PHARMACEUTICALS -- 2.2%
Bentley Pharmaceuticals, Inc.(b)                                                                     10,900             119,464
CNS, Inc.                                                                                            11,400             279,300
ViroPharma, Inc.(b)                                                                                   7,100              61,202
                                                                                                                ---------------
                                                                                                                        459,966
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 0.9%
LandAmerica Financial Group, Inc.                                                                       700              45,220
Zenith National Insurance Corp.                                                                       3,450             136,862
                                                                                                                ---------------
                                                                                                                        182,082
                                                                                                                ---------------
REGIONAL BANKS -- 2.4%
Prosperity Bancshares, Inc.                                                                           7,880             259,173
United Community Banks, Inc.                                                                          8,100             246,564
                                                                                                                ---------------
                                                                                                                        505,737
                                                                                                                ---------------
RESTAURANTS -- 0.9%
Papa John's International, Inc.(b)                                                                    6,000             199,200
                                                                                                                ---------------
RETAIL REITS -- 0.7%
Acadia Realty Trust                                                                                   5,900             139,535
                                                                                                                ---------------
SEMICONDUCTORS -- 2.9%
Micrel, Inc.(b)                                                                                      10,790             108,008
Microsemi Corp.(b)                                                                                   13,470             328,399
Silicon Image, Inc.(b)                                                                                9,790             105,536
Trident Microsystems, Inc.(b)                                                                         3,700              70,226
                                                                                                                ---------------
                                                                                                                        612,169
                                                                                                                ---------------
SOFT DRINKS -- 1.5%
Hansen Natural Corp.(b)                                                                               1,650             314,110
                                                                                                                ---------------
SPECIALIZED CONSUMER SERVICES -- 1.8%
Steiner Leisure Ltd.(b)                                                                               9,750             385,417
                                                                                                                ---------------
SPECIALTY CHEMICALS -- 0.6%
Fuller (H.B.) Co.                                                                                     2,700             117,639
                                                                                                                ---------------
STEEL -- 1.5%
Ryerson, Inc.                                                                                        11,350             306,450
                                                                                                                ---------------
SYSTEMS SOFTWARE -- 1.3%
MICROS Systems, Inc.(b)                                                                               2,800             122,304
Radiant Systems, Inc.(b)                                                                              6,150              65,006
RSA Security, Inc.(b)                                                                                 3,000              81,570
                                                                                                                ---------------
                                                                                                                        268,880
                                                                                                                ---------------
TECHNOLOGY DISTRIBUTORS -- 2.6%
Agilysys, Inc.                                                                                       16,880             303,840
Brightpoint, Inc.(b)                                                                                 17,760             240,293
                                                                                                                ---------------
                                                                                                                        544,133
                                                                                                                ---------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $19,346,918)                                                                                     20,514,453
                                                                                                                ---------------

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT SMALL-CAP GROWTH FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
FOREIGN COMMON STOCKS(c) -- 0.6%
REINSURANCE -- 0.6%
Scottish Re Group Ltd. (Bermuda)                                                                      7,350     $       122,598
                                                                                                                ---------------
TOTAL FOREIGN COMMON STOCK
   (Identified cost $175,737)                                                                                           122,598
                                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 1.7%
MONEY MARKET MUTUAL FUNDS -- 1.7%
Dreyfus Cash Management Plus #719
   (seven day effective yield 4.98%)                                                                  5,158               5,158
Goldman Sachs Financial Square
   Money Market Portfolio
   (seven day effective yield 4.99%)                                                                355,493             355,493
JPMorgan Institutional Prime Money
   Market Fund (seven day effective
   yield 5.02%)                                                                                         196                 196
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $360,847)                                                                                           360,847
                                                                                                                ---------------
TOTAL INVESTMENTS -- 100.2%
   (Identified cost $19,883,502)                                                                                     20,997,898(a)
                                                                                                                ---------------
OTHER ASSETS -- 0.1%
Cash                                                                                                                          1
Receivables
   Dividends                                                                                                              8,305
Prepaid expenses                                                                                                          5,767
                                                                                                                ---------------
     Total assets                                                                                                    21,011,971
                                                                                                                ---------------
LIABILITIES-- (0.3)%
Payables
   Fund shares repurchased                                                                                               26,517
   Investment advisory fee                                                                                               16,997
   Professional fees                                                                                                      6,403
   Custodian fees                                                                                                         6,310
   Transfer agent fee                                                                                                     2,596
   Administration fees                                                                                                    2,323
   Trustees' fee                                                                                                            330
   Distribution and service fees                                                                                             14
   Other accrued expenses                                                                                                   207
                                                                                                                ---------------
     Total liabilities                                                                                                   61,697
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $    20,950,274
                                                                                                                ===============

NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                $         1,502
Capital paid in on shares of beneficial interest                                                                     18,927,411
Accumulated net investment loss                                                                                         (50,762)
Accumulated net realized gain                                                                                           957,727
Net unrealized appreciation                                                                                           1,114,396
                                                                                                                ---------------
NET ASSETS                                                                                                      $    20,950,274
                                                                                                                ===============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $103,529)                                                                          7,424
Net asset value per share                                                                                                $13.95
Offering price per share $13.95/1-5.75%)                                                                                 $14.80

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $103,521)                                                                          7,424
Net asset value and offering price per share                                                                             $13.94

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $20,743,224)                                                                   1,486,787
Net asset value and offering price per share                                                                             $13.95

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,469,764 and gross depreciation of $1,365,262 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $19,893,396.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements.

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
                             STATEMENT OF NET ASSETS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
DOMESTIC COMMON STOCKS -- 96.4%
AEROSPACE & DEFENSE -- 0.6%
Teledyne Technologies, Inc.(b)                                                                      102,190     $     3,347,744
                                                                                                                ---------------
APPAREL RETAIL -- 3.4%
Children's Place Retail Stores, Inc.(The)(b)                                                        140,760           8,452,638
Genesco, Inc.(b)                                                                                     97,560           3,304,357
Guess?, Inc.(b)                                                                                     174,220           7,273,685
                                                                                                                ---------------
                                                                                                                     19,030,680
                                                                                                                ---------------
APPAREL, ACCESSORIES & LUXURY GOODS -- 3.4%
Phillips-Van Heusen Corp.                                                                           191,310           7,300,390
Quiksilver, Inc.(b)                                                                                 496,480           6,047,126
True Religion Apparel, Inc.(b)                                                                      305,080           5,399,916
                                                                                                                ---------------
                                                                                                                     18,747,432
                                                                                                                ---------------
APPLICATION SOFTWARE -- 4.2%
ANSYS, Inc.(b)                                                                                      138,990           6,646,502
Blackbaud, Inc.                                                                                     321,460           7,297,142
Nuance Communications, Inc.(b)                                                                      289,670           2,914,080
Quest Software, Inc.(b)                                                                             460,560           6,466,263
                                                                                                                ---------------
                                                                                                                     23,323,987
                                                                                                                ---------------
ASSET MANAGEMENT & CUSTODY BANKS -- 1.3%
Ares Capital Corp.                                                                                  225,360           3,815,345
MCG Capital Corp.                                                                                   208,780           3,319,602
                                                                                                                ---------------
                                                                                                                      7,134,947
                                                                                                                ---------------
AUTO PARTS & EQUIPMENT -- 1.3%
ArvinMeritor, Inc.                                                                                  175,790           3,021,830
LKQ, Corp.(b)                                                                                       220,470           4,188,930
                                                                                                                ---------------
                                                                                                                      7,210,760
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 2.8%
Group 1 Automotive, Inc.                                                                             81,300           4,580,442
Pantry, Inc. (The)(b)                                                                               119,070           6,851,288
Sonic Automotive, Inc.                                                                              191,020           4,236,824
                                                                                                                ---------------
                                                                                                                     15,668,554
                                                                                                                ---------------
BIOTECHNOLOGY -- 0.4%
Digene Corp.(b)                                                                                      52,310           2,026,489
                                                                                                                ---------------
BUILDING PRODUCTS -- 1.3%
Insteel Industries, Inc.                                                                            168,240           4,071,408
PW Eagle, Inc.                                                                                      104,600           3,163,104
                                                                                                                ---------------
                                                                                                                      7,234,512
                                                                                                                ---------------
CATALOG RETAIL -- 1.4%
Coldwater Creek, Inc.(b)                                                                            299,595           8,017,162
                                                                                                                ---------------

COMMERCIAL PRINTING -- 0.9%
Harland (John H.) Co.                                                                               112,290           4,884,615
                                                                                                                ---------------

COMMODITY CHEMICALS -- 0.5%
Pioneer Companies, Inc.(b)                                                                          110,140           3,004,619
                                                                                                                ---------------
COMPUTER STORAGE & PERIPHERALS -- 3.3%
Emulex Corp.(b)                                                                                     334,510           5,442,478
Komag, Inc.(b)                                                                                      189,830           8,766,349
Presstek, Inc.(b)                                                                                   108,730           1,012,276

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
COMPUTER STORAGE & PERIPHERALS--CONTINUED
Xyratex Ltd.(b)                                                                                     121,330     $     3,209,179
                                                                                                                ---------------
                                                                                                                     18,430,282
                                                                                                                ---------------
CONSTRUCTION MATERIALS -- 1.0%
Headwaters, Inc.(b)                                                                                 125,050           3,196,278
U.S. Concrete, Inc.(b)                                                                              225,280           2,489,344
                                                                                                                ---------------
                                                                                                                      5,685,622
                                                                                                                ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 1.4%
Commercial Vehicle Group, Inc.(b)                                                                   141,050           2,916,914
Toro Co.                                                                                            107,980           5,042,666
                                                                                                                ---------------
                                                                                                                      7,959,580
                                                                                                                ---------------
CONSUMER FINANCE -- 1.5%
ASTA Funding, Inc.                                                                                   93,390           3,497,456
CompuCredit Corp.(b)                                                                                121,910           4,686,220
                                                                                                                ---------------
                                                                                                                      8,183,676
                                                                                                                ---------------
DISTRIBUTORS -- 0.9%
Building Materials Holding Corp.                                                                    183,060           5,101,882
                                                                                                                ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.6%
Corporate Executive Board Co.                                                                        33,470           3,353,694
                                                                                                                ---------------
ELECTRIC UTILITIES -- 1.5%
Cleco Corp.                                                                                         350,710           8,154,008
                                                                                                                ---------------
ELECTRICAL COMPONENTS & EQUIPMENT -- 2.9%
Genlyte Group, Inc.(b)                                                                               55,550           4,023,486
Lamson & Sessions Co. (The)(b)                                                                       89,430           2,536,235
Superior Essex, Inc.(b)                                                                              99,630           2,981,926
Thomas & Betts Corp.(b)                                                                             126,330           6,480,729
                                                                                                                ---------------
                                                                                                                     16,022,376
                                                                                                                ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.5%
Itron, Inc.(b)                                                                                      138,000           8,177,880
                                                                                                                ---------------
ELECTRONIC MANUFACTURING SERVICES -- 1.9%
Kemet Corp.(b)                                                                                      598,650           5,519,553
Multi-Fineline Electronix, Inc.(b)                                                                   87,560           2,906,116
Park Electrochemical Corp.                                                                           87,950           2,264,713
                                                                                                                ---------------
                                                                                                                     10,690,382
                                                                                                                ---------------
FOOD DISTRIBUTORS -- 0.8%
Performance Food Group Co.(b)                                                                       147,040           4,467,075
                                                                                                                ---------------
FOOTWEAR -- 0.8%
Iconix Brand Group, Inc.(b)                                                                         257,170           4,202,158
                                                                                                                ---------------
GAS UTILITIES -- 0.6%
Atmos Energy Corp.                                                                                  109,930           3,068,146
                                                                                                                ---------------
GENERAL MERCHANDISE STORES -- 0.3%
Conn's, Inc.(b)                                                                                      65,860           1,748,583
                                                                                                                ---------------
HEALTH CARE DISTRIBUTORS -- 0.6%
Owens & Minor, Inc.                                                                                 116,030           3,318,458
                                                                                                                ---------------
HEALTH CARE EQUIPMENT -- 3.9%
Dade Behring Holdings, Inc.                                                                          70,770           2,946,863
Hologic, Inc.(b)                                                                                     92,560           4,568,761

                       See Notes to Financial Statements.

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
HEALTH CARE EQUIPMENT--CONTINUED
Intuitive Surgical, Inc.(b)                                                                          31,010     $     3,658,250
Meridian Bioscience, Inc.                                                                            81,480           2,032,926
Palomar Medical Technologies, Inc.(b)                                                               115,730           5,280,760
Symmetry Medical, Inc.(b)                                                                           195,440           3,009,776
                                                                                                                ---------------
                                                                                                                     21,497,336
                                                                                                                ---------------
HEALTH CARE FACILITIES -- 1.9%
Genesis HealthCare Corp.(b)                                                                         108,560           5,142,487
Psychiatric Solutions, Inc.(b)                                                                      182,180           5,221,279
                                                                                                                ---------------
                                                                                                                     10,363,766
                                                                                                                ---------------
HEALTH CARE SERVICES -- 2.2%
Chemed Corp.                                                                                         46,230           2,520,922
InVentiv Health, Inc.(b)                                                                            335,460           9,654,539
                                                                                                                ---------------
                                                                                                                     12,175,461
                                                                                                                ---------------
HEALTH CARE SUPPLIES -- 2.2%
ICU Medical, Inc.(b)                                                                                154,300           6,517,632
LifeCell Corp.(b)                                                                                   190,010           5,875,109
                                                                                                                ---------------
                                                                                                                     12,392,741
                                                                                                                ---------------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 1.2%
Kenexa Corp.(b)                                                                                      61,750           1,966,737
Labor Ready, Inc.(b)                                                                                164,120           3,717,318
On Assignment, Inc.(b)                                                                              135,140           1,241,937
                                                                                                                ---------------
                                                                                                                      6,925,992
                                                                                                                ---------------
INTERNET RETAIL -- 1.6%
Nutri/System, Inc.(b)                                                                                67,930           4,220,491
Stamps.com, Inc.(b)                                                                                 164,710           4,582,232
                                                                                                                ---------------
                                                                                                                      8,802,723
                                                                                                                ---------------
INTERNET SOFTWARE & SERVICES -- 3.2%
Digital River, Inc.(b)                                                                              235,470           9,510,633
J2 Global Communications, Inc.(b)                                                                   270,020           8,430,025
                                                                                                                ---------------
                                                                                                                     17,940,658
                                                                                                                ---------------
INVESTMENT BANKING & BROKERAGE -- 1.0%
Labranche & Co., Inc.(b)                                                                            440,240           5,331,306
                                                                                                                ---------------
IT CONSULTING & OTHER SERVICES -- 1.1%
SI International, Inc.(b)                                                                           122,410           3,753,091
SRA International, Inc. Class A(b)                                                                   88,740           2,363,146
                                                                                                                ---------------
                                                                                                                      6,116,237
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 0.4%
Delphi Financial Group, Inc. Class A                                                                 54,320           1,975,075
                                                                                                                ---------------
LIFE SCIENCES TOOLS & SERVICES -- 1.3%
Albany Molecular Research(b)                                                                        179,230           1,914,176
Illumina, Inc.(b)                                                                                    85,490           2,535,633
Ventana Medical Systems, Inc.(b)                                                                     60,370           2,848,257
                                                                                                                ---------------
                                                                                                                      7,298,066
                                                                                                                ---------------
MANAGED HEALTH CARE -- 0.8%
Molina Healthcare, Inc.(b)                                                                          117,700           4,478,485
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
METAL & GLASS CONTAINERS -- 2.0%
Greif, Inc. Class A                                                                                  53,100     $     3,980,376
Myers Industries, Inc.                                                                              105,230           1,808,904
Silgan Holdings, Inc.                                                                               143,610           5,315,006
                                                                                                                ---------------
                                                                                                                     11,104,286
                                                                                                                ---------------
MORTGAGE REITS -- 0.9%
American Home Mortgage Investment Corp.                                                             137,020           5,050,557
                                                                                                                ---------------
OFFICE REITS -- 1.1%
BioMed Realty Trust, Inc.                                                                           204,850           6,133,209
                                                                                                                ---------------
OIL & GAS DRILLING -- 1.3%
Grey Wolf, Inc.(b)                                                                                  954,960           7,353,192
                                                                                                                ---------------
OIL & GAS EQUIPMENT & SERVICES -- 1.8%
Matrix Service Co.(b)                                                                               292,910           3,350,890
Veritas DGC, Inc.(b)                                                                                128,100           6,607,398
                                                                                                                ---------------
                                                                                                                      9,958,288
                                                                                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 1.5%
Arena Resources, Inc.(b)                                                                             62,130           2,130,437
Bill Barrett Corp.(b)                                                                               144,190           4,269,466
Edge Petroleum Corp.(b)                                                                             100,310           2,004,194
                                                                                                                ---------------
                                                                                                                      8,404,097
                                                                                                                ---------------
OIL & GAS REFINING & MARKETING -- 2.1%
Giant Industries, Inc.(b)                                                                           118,180           7,864,879
Western Refining, Inc.                                                                              176,980           3,819,229
                                                                                                                ---------------
                                                                                                                     11,684,108
                                                                                                                ---------------
OIL & GAS STORAGE & TRANSPORTATION -- 0.8%
OMI Corp.                                                                                           194,450           4,209,843
                                                                                                                ---------------
PERSONAL PRODUCTS -- 0.4%
Inter Parfums, Inc.                                                                                 127,010           2,187,112
                                                                                                                ---------------
PHARMACEUTICALS -- 2.0%
Bentley Pharmaceuticals, Inc.(b)                                                                    184,430           2,021,353
CNS, Inc.                                                                                           160,480           3,931,760
Pain Therapeutics, Inc.(b)                                                                          354,650           2,961,327
ViroPharma, Inc.(b)                                                                                 257,180           2,216,892
                                                                                                                ---------------
                                                                                                                     11,131,332
                                                                                                                ---------------
REGIONAL BANKS -- 4.2%
Central Pacific Financial Co.                                                                       118,370           4,580,919
East West Bancorp, Inc.                                                                             135,750           5,146,282
Prosperity Bancshares, Inc.                                                                         127,310           4,187,226
Republic Bancorp, Inc.                                                                              238,702           2,957,518
Texas Regional Bancshares, Inc. Class A                                                              78,915           2,992,457
Wintrust Financial Corp.                                                                             69,210           3,519,329
                                                                                                                ---------------
                                                                                                                     23,383,731
                                                                                                                ---------------
RESIDENTIAL REITS -- 0.3%
GMH Communities Trust                                                                               114,990           1,515,568
                                                                                                                ---------------
RESTAURANTS -- 1.7%
CKE Restaurants, Inc.                                                                               238,520           3,961,817
Jack in the Box, Inc.(b)                                                                            137,120           5,375,104
                                                                                                                ---------------
                                                                                                                      9,336,921
                                                                                                                ---------------

                       See Notes to Financial Statements.

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  SHARES             VALUE
                                                                                                -----------     ---------------
RETAIL REITS -- 0.8%
National Retail Properties, Inc.                                                                    224,780     $     4,484,361
                                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 1.8%
Photronics, Inc.(b)                                                                                 290,750           4,303,100
Veeco Instruments, Inc.(b)                                                                          234,890           5,599,778
                                                                                                                ---------------
                                                                                                                      9,902,878
                                                                                                                ---------------
SEMICONDUCTORS -- 0.3%
Atheros Communications(b)                                                                            93,540           1,773,518
                                                                                                                ---------------
SPECIALIZED REITS -- 2.4%
Ashford Hospitality Trust                                                                           257,460           3,249,145
Nationwide Health Properties, Inc.                                                                  266,110           5,990,136
Senior Housing Properties Trust                                                                     216,050           3,869,456
                                                                                                                ---------------
                                                                                                                     13,108,737
                                                                                                                ---------------
STEEL -- 2.6%
Reliance Steel & Aluminum Co.                                                                        79,320           6,579,594
Ryerson, Inc.                                                                                       300,660           8,117,820
                                                                                                                ---------------
                                                                                                                     14,697,414
                                                                                                                ---------------
TECHNOLOGY DISTRIBUTORS -- 1.3%
Anixter International, Inc.(b)                                                                      106,200           5,040,252
Brightpoint, Inc.(b)                                                                                165,720           2,242,192
                                                                                                                ---------------
                                                                                                                      7,282,444
                                                                                                                ---------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
Accredited Home Lenders Holding Co.(b)                                                              120,640           5,767,798
Corus Bankshares, Inc.                                                                              164,800           4,314,464
Fremont General Corp.                                                                               190,910           3,543,290
                                                                                                                ---------------
                                                                                                                     13,625,552
                                                                                                                ---------------
TOBACCO -- 1.0%
Loews Corp. - Carolina Group                                                                        111,400           5,722,618
                                                                                                                ---------------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
UAP Holding Corp.                                                                                   110,630           2,412,840
                                                                                                                ---------------
TRUCKING -- 1.3%
Dollar Thrifty Automotive Group, Inc.(b)                                                            163,430           7,365,790
                                                                                                                ---------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $450,191,847)                                                                                   535,321,545
                                                                                                                ---------------
FOREIGN COMMON STOCKS(c) -- 1.9%
COMMUNICATIONS EQUIPMENT -- 0.7%
AudioCodes Ltd. (Israel)(b)                                                                         385,360           4,200,424
                                                                                                                ---------------
PHARMACEUTICALS -- 0.8%
Aspreva Pharmaceuticals Corp.
   (Canada)(b)                                                                                      161,860           4,392,881
                                                                                                                ---------------
REINSURANCE -- 0.4%
Scottish Re Group Ltd. (United States)                                                              126,730           2,113,856
                                                                                                                ---------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $11,209,821)                                                                                     10,707,161
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
SHORT-TERM INVESTMENTS -- 1.7%
MONEY MARKET MUTUAL FUNDS -- 1.7%
Goldman Sachs Financial Square
   Money Market Portfolio
   (seven day effective yield 4.99%)                                                              9,083,818     $     9,083,818
JPMorgan Institutional Prime Money
   Market Fund (seven day effective
   yield 5.02%)                                                                                         165                 165
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $9,083,983)                                                                                       9,083,983
                                                                                                                ---------------
TOTAL INVESTMENTS -- 100.0%
   (Identified cost $470,485,651)                                                                                   555,112,689(a)
                                                                                                                ---------------
OTHER ASSETS -- 0.2%
Cash                                                                                                                     25,614
Receivables
   Dividends                                                                                                            488,877
   Fund shares sold                                                                                                     290,094
Prepaid expenses                                                                                                         35,208
                                                                                                                ---------------
      Total assets                                                                                                  555,952,482
                                                                                                                ---------------
LIABILITIES -- (0.2)%
Payables
   Investment advisory fee                                                                                              551,215
   Fund shares repurchased                                                                                              113,298
   Transfer agent fee                                                                                                    63,279
   Administration fees                                                                                                   62,645
   Distribution and service fees                                                                                         48,036
   Trustees' fees                                                                                                         7,755
   Other accrued expenses                                                                                                43,729
                                                                                                                ---------------
      Total liabilities                                                                                                 889,957
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   555,062,525
                                                                                                                ===============

                       See Notes to Financial Statements.

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                   $     26,580
Capital paid in on shares of beneficial interest                                                                    422,141,890
Undistributed net investment income                                                                                      14,904
Accumulated net realized gain                                                                                        48,252,113
Net unrealized appreciation                                                                                          84,627,038
                                                                                                                   ------------
NET ASSETS                                                                                                         $555,062,525
                                                                                                                   ============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $108,379,348)                                                                  5,192,395
Net asset value per share                                                                                                $20.87
Offering price per share $20.87/1-5.75%)                                                                                 $22.14

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $127,870)                                                                          6,126
Net asset value and offering price per share                                                                             $20.87

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $446,555,307)                                                                 20,683,751
Net asset value and offering price per share                                                                             $21.59

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $108,354,821 and gross depreciation of $24,167,785 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $470,925,653.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
DOMESTIC COMMON STOCKS -- 97.1%
AEROSPACE & DEFENSE -- 0.8%
Orbital Sciences Corp.(b)                                                                           224,000     $     3,615,360
                                                                                                                ---------------
AIR FREIGHT & LOGISTICS -- 0.3%
ABX Air, Inc.(b)                                                                                    241,100           1,456,244
                                                                                                                ---------------
AIRLINES -- 2.0%
Alaska Air Group, Inc.(b)                                                                           151,100           5,956,362
Skywest, Inc.                                                                                       149,700           3,712,560
                                                                                                                ---------------
                                                                                                                      9,668,922
                                                                                                                ---------------
ALUMINUM -- 1.0%
Aleris International, Inc.(b)                                                                       103,200           4,731,720
                                                                                                                ---------------
APPAREL RETAIL -- 1.3%
Charming Shoppes, Inc.(b)                                                                           527,800           5,932,472
                                                                                                                ---------------
APPAREL, ACCESSORIES & LUXURY GOODS -- 1.8%
Oxford Industries, Inc.                                                                              93,200           3,673,012
Quiksilver, Inc.(b)                                                                                 412,900           5,029,122
                                                                                                                ---------------
                                                                                                                      8,702,134
                                                                                                                ---------------
APPLICATION SOFTWARE -- 0.8%
Intergraph Corp.(b)                                                                                 112,550           3,544,199
                                                                                                                ---------------
AUTO PARTS & EQUIPMENT -- 1.9%
Modine Manufacturing Co.                                                                            145,100           3,389,536
Tenneco, Inc.(b)                                                                                    214,970           5,589,220
                                                                                                                ---------------
                                                                                                                      8,978,756
                                                                                                                ---------------
AUTOMOTIVE RETAIL -- 4.0%
Pantry, Inc. (The)(b)                                                                               110,800           6,375,432
Sonic Automotive, Inc.                                                                              286,100           6,345,698
United Auto Group, Inc.                                                                             279,500           5,967,325
                                                                                                                ---------------
                                                                                                                     18,688,455
                                                                                                                ---------------
BUILDING PRODUCTS -- 0.6%
Insteel Industries, Inc.                                                                            118,500           2,867,700
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT -- 3.7%
ECI Telecom Ltd.(b)                                                                                 368,700           2,971,722
InterDigital Communications Corp.(b)                                                                144,900           5,058,459
Powerwave Technologies, Inc.(b)                                                                     140,300           1,279,536
ViaSat, Inc.(b)                                                                                     310,700           7,978,776
                                                                                                                ---------------
                                                                                                                     17,288,493
                                                                                                                ---------------
COMPUTER STORAGE & PERIPHERALS -- 4.3%
Hutchinson Technology, Inc.(b)                                                                      231,300           4,996,080
Komag, Inc.(b)                                                                                      168,400           7,776,712
M-Systems Flash Disk Pioneers Ltd.(b)                                                               133,500           3,955,605
Xyratex Ltd.(b)                                                                                     128,800           3,406,760
                                                                                                                ---------------
                                                                                                                     20,135,157
                                                                                                                ---------------
CONSTRUCTION MATERIALS -- 1.0%
Texas Industries, Inc.                                                                               90,100           4,784,310
                                                                                                                ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 1.1%
Commercial Vehicle Group, Inc.(b)                                                                   157,100           3,248,828
Navistar International Corp.(b)                                                                      81,300           2,000,793
                                                                                                                ---------------
                                                                                                                      5,249,621
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
CONSUMER FINANCE -- 1.6%
CompuCredit Corp.(b)                                                                                 97,050     $     3,730,602
Nelnet, Inc. Class A(b)                                                                              91,100           3,694,105
                                                                                                                ---------------
                                                                                                                      7,424,707
                                                                                                                ---------------
DEPARTMENT STORES -- 0.6%
Bon-Ton Stores, Inc. (The)                                                                          132,000           2,888,160
                                                                                                                ---------------
DISTRIBUTORS -- 1.3%
Building Materials Holding Corp.                                                                    117,258           3,267,980
Source Interlink Companies, Inc.(b)                                                                 226,200           2,691,780
                                                                                                                ---------------
                                                                                                                      5,959,760
                                                                                                                ---------------
DIVERSIFIED BANKS -- 0.5%
Intervest Bancshares Corp.(b)                                                                        53,000           2,146,500
                                                                                                                ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.8%
Mobile Mini, Inc.(b)                                                                                131,400           3,844,764
                                                                                                                ---------------
ELECTRICAL COMPONENTS & EQUIPMENT -- 1.8%
Acuity Brands, Inc.                                                                                 137,800           5,361,798
Superior Essex, Inc.(b)                                                                             113,300           3,391,069
                                                                                                                ---------------
                                                                                                                      8,752,867
                                                                                                                ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.4%
Checkpoint Systems, Inc.(b)                                                                          84,700           1,881,187
                                                                                                                ---------------
ELECTRONIC MANUFACTURING SERVICES -- 2.3%
Benchmark Electronics, Inc.(b)                                                                      295,050           7,116,606
TTM Technologies, Inc.(b)                                                                           246,800           3,571,196
                                                                                                                ---------------
                                                                                                                     10,687,802
                                                                                                                ---------------
FOOD DISTRIBUTORS -- 0.9%
Performance Food Group Co.(b)                                                                       141,200           4,289,656
                                                                                                                ---------------
FOOTWEAR -- 1.5%
Wolverine World Wide, Inc.                                                                          307,800           7,180,974
                                                                                                                ---------------
GAS UTILITIES -- 0.7%
Oneok, Inc.                                                                                         103,630           3,527,565
                                                                                                                ---------------
GENERAL MERCHANDISE STORES -- 0.4%
Conn's, Inc.(b)                                                                                      75,100           1,993,905
                                                                                                                ---------------
HEALTH CARE DISTRIBUTORS -- 0.8%
Owens & Minor, Inc.                                                                                 129,350           3,699,410
                                                                                                                ---------------
HEALTH CARE EQUIPMENT -- 1.7%
Encore Medical Corp.(b)                                                                             431,700           2,076,477
Meridian Bioscience, Inc.                                                                           171,100           4,268,945
Symmetry Medical, Inc.(b)                                                                           106,750           1,643,950
                                                                                                                ---------------
                                                                                                                      7,989,372
                                                                                                                ---------------
HEALTH CARE SERVICES -- 3.6%
Air Methods Corp.(b)                                                                                 80,100           2,097,018
Chemed Corp.                                                                                         39,910           2,176,292
HealthExtras, Inc.(b)                                                                               251,700           7,606,374
InVentiv Health, Inc.(b)                                                                            111,810           3,217,892
Option Care, Inc.                                                                                   165,060           1,977,419
                                                                                                                ---------------
                                                                                                                     17,074,995
                                                                                                                ---------------

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
HEALTH CARE SUPPLIES -- 1.4%
LifeCell Corp.(b)                                                                                    81,900     $     2,532,348
West Pharmaceutical Services, Inc.                                                                  115,800           4,201,224
                                                                                                                ---------------
                                                                                                                      6,733,572
                                                                                                                ---------------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 0.9%
Labor Ready, Inc.(b)                                                                                189,300           4,287,645
                                                                                                                ---------------
HYPERMARKETS & SUPER CENTERS -- 0.8%
BJ's Wholesale Club, Inc.(b)                                                                        129,100           3,659,985
                                                                                                                ---------------
INDUSTRIAL GASES -- 1.1%
Airgas, Inc.                                                                                        145,400           5,416,150
                                                                                                                ---------------
INDUSTRIAL MACHINERY -- 0.7%
Columbus McKinnon Corp.(b)                                                                          160,400           3,487,096
                                                                                                                ---------------
INTERNET SOFTWARE & SERVICES -- 0.6%
RealNetworks, Inc.(b)                                                                               243,800           2,608,660
                                                                                                                ---------------
IT CONSULTING & OTHER SERVICES -- 1.8%
CIBER, Inc.(b)                                                                                      398,300           2,624,797
Covansys Corp.(b)                                                                                   153,435           1,928,678
Sykes Enterprises, Inc.(b)                                                                          251,200           4,059,392
                                                                                                                ---------------
                                                                                                                      8,612,867
                                                                                                                ---------------
LEISURE PRODUCTS -- 0.5%
JAKKS Pacific, Inc.(b)                                                                              127,600           2,563,484
                                                                                                                ---------------
LIFE & HEALTH INSURANCE -- 1.1%
AmerUs Group Co.                                                                                     88,100           5,158,255
                                                                                                                ---------------
LIFE SCIENCES TOOLS & SERVICES -- 1.3%
Kendle International, Inc.(b)                                                                       160,600           5,898,838
                                                                                                                ---------------
MORTGAGE REITS -- 1.4%
American Home Mortgage Investment Corp.                                                              48,700           1,795,082
NorthStar Realty Finance Corp.                                                                      169,500           2,035,695
Redwood Trust, Inc.                                                                                  58,850           2,873,646
                                                                                                                ---------------
                                                                                                                      6,704,423
                                                                                                                ---------------
OIL & GAS DRILLING -- 0.9%
Grey Wolf, Inc.(b)                                                                                  561,700           4,325,090
                                                                                                                ---------------
OIL & GAS EQUIPMENT & SERVICES -- 3.5%
NS Group, Inc.(b)                                                                                   119,190           6,564,985
Universal Compression Holdings, Inc.(b)                                                              97,900           6,164,763
Veritas DGC, Inc.(b)                                                                                 70,600           3,641,548
                                                                                                                ---------------
                                                                                                                     16,371,296
                                                                                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.3%
Clayton Williams Energy, Inc.(b)                                                                     46,400           1,602,656
                                                                                                                ---------------
OIL & GAS REFINING & MARKETING -- 3.2%
Giant Industries, Inc.(b)                                                                           104,300           6,941,165
World Fuel Services Corp.                                                                           175,400           8,014,026
                                                                                                                ---------------
                                                                                                                     14,955,191
                                                                                                                ---------------
OIL & GAS STORAGE & TRANSPORTATION -- 1.0%
Overseas Shipholding Group, Inc.                                                                     81,950           4,847,343
                                                                                                                ---------------
PACKAGED FOODS & MEATS -- 0.7%
Chiquita Brands International, Inc.                                                                 233,200           3,213,496
                                                                                                                ---------------

                                                                                                   SHARES            VALUE
                                                                                                -----------     ---------------
PAPER PACKAGING -- 0.6%
Rock-Tenn Co. Class A                                                                               167,000     $     2,663,650
                                                                                                                ---------------
PHARMACEUTICALS -- 1.3%
CNS, Inc.                                                                                           166,000           4,067,000
Pain Therapeutics, Inc.(b)                                                                          261,900           2,186,865
                                                                                                                ---------------
                                                                                                                      6,253,865
                                                                                                                ---------------
PROPERTY & CASUALTY INSURANCE -- 2.4%
Bristol West Holdings, Inc.                                                                         146,100           2,337,600
LandAmerica Financial Group, Inc.                                                                   103,800           6,705,480
United America Indemnity Ltd. Class A(b)                                                            103,900           2,165,276
                                                                                                                ---------------
                                                                                                                     11,208,356
                                                                                                                ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.2%
Jones Lang Lasalle, Inc.                                                                             46,400           4,062,320
Trammell Crow Co.(b)                                                                                178,500           6,277,845
                                                                                                                ---------------
                                                                                                                     10,340,165
                                                                                                                ---------------
REGIONAL BANKS -- 7.4%
Chittenden Corp.                                                                                    130,200           3,365,670
East West Bancorp, Inc.                                                                             128,600           4,875,226
Hanmi Financial Corp.                                                                               264,200           5,136,048
Independent Bank Corp.                                                                               67,577           1,777,277
Nara Bancorp, Inc.                                                                                  239,450           4,489,688
Pacific Capital Bancorp                                                                              63,718           1,982,904
Republic Bancorp, Inc.                                                                              523,042           6,480,490
United Bankshares, Inc.                                                                             117,700           4,311,351
United Community Banks, Inc.                                                                         74,625           2,271,585
                                                                                                                ---------------
                                                                                                                     34,690,239
                                                                                                                ---------------
REINSURANCE -- 1.8%
Max Re Capital Ltd.                                                                                 171,100           3,736,824
Platinum Underwriters Holdings Ltd.                                                                 160,600           4,493,588
                                                                                                                ---------------
                                                                                                                      8,230,412
                                                                                                                ---------------
RESIDENTIAL REITS -- 0.3%
GMH Communities Trust                                                                               117,750           1,551,945
                                                                                                                ---------------
RESTAURANTS -- 0.7%
Landry's Restaurants, Inc.                                                                           97,400           3,160,630
                                                                                                                ---------------
RETAIL REITS -- 0.7%
National Retail Properties, Inc.                                                                    163,500           3,261,825
                                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 0.4%
Intevac, Inc.(b)                                                                                     93,700           2,031,416
                                                                                                                ---------------
SEMICONDUCTORS -- 0.6%
PortalPlayer, Inc.(b)                                                                               295,500           2,898,855
                                                                                                                ---------------
SPECIALIZED REITS -- 4.5%
Ashford Hospitality Trust                                                                           372,400           4,699,688
Entertainment Properties Trust                                                                      141,990           6,112,669
Highland Hospitality Corp.                                                                          249,800           3,517,184
LTC Properties, Inc.                                                                                142,400           3,182,640
Nationwide Health Properties, Inc.                                                                  168,500           3,792,935
                                                                                                                ---------------
                                                                                                                     21,305,116
                                                                                                                ---------------
STEEL -- 2.1%
Commercial Metals Co.                                                                               139,400           3,582,580
Ryerson, Inc.                                                                                       238,700           6,444,900
                                                                                                                ---------------
                                                                                                                     10,027,480
                                                                                                                ---------------

                       See Notes to Financial Statements.

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES             VALUE
                                                                                                -----------        ------------
SYSTEMS SOFTWARE -- 0.5%
Internet Security Systems, Inc.(b)                                                                  114,800        $  2,163,980
                                                                                                                   ------------
TECHNOLOGY DISTRIBUTORS -- 1.6%
Brightpoint, Inc.(b)                                                                                379,760           5,138,153
Synnex Corp.(b)                                                                                     132,900           2,519,784
                                                                                                                   ------------
                                                                                                                      7,657,937
                                                                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 2.1%
Corus Bankshares, Inc.                                                                              106,010           2,775,342
First Niagara Financial Group, Inc.                                                                 297,100           4,165,342
Flagstar Bancorp, Inc.                                                                              179,400           2,863,224
                                                                                                                   ------------
                                                                                                                      9,803,908
                                                                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
Rush Enterprises, Inc. Class A(b)                                                                   128,200           2,329,394
                                                                                                                   ------------
TRUCKING -- 2.7%
Dollar Thrifty Automotive Group, Inc.(b)                                                            192,285           8,666,285
Marten Transport Ltd.(b)                                                                             95,300           2,071,822
SCS Transportation, Inc.(b)                                                                          68,300           1,880,299
                                                                                                                   ------------
                                                                                                                     12,618,406
                                                                                                                   ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $397,808,822)                                                                                   457,628,793
                                                                                                                   ------------
FOREIGN COMMON STOCKS(c) -- 2.0%
PHARMACEUTICALS -- 0.4%
Aspreva Pharmaceuticals Corp. (Canada)(b)                                                            67,900           1,842,806
                                                                                                                   ------------
REINSURANCE -- 1.6%
Arch Capital Group Ltd. (Bermuda)(b)                                                                 51,480           3,061,001
Scottish Re Group Ltd. (United States)                                                              286,900           4,785,492
                                                                                                                   ------------
                                                                                                                      7,846,493
                                                                                                                   ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $11,508,302)                                                                                      9,689,299
                                                                                                                   ------------
SHORT-TERM INVESTMENTS -- 0.1%
MONEY MARKET MUTUAL FUNDS -- 0.1%
Dreyfus Cash Management Plus #719
   (seven day effective yield 4.98%)                                                                 11,845              11,845
Goldman Sachs Financial Square
   Money Market Portfolio
   (seven day effective yield 4.99%)                                                                368,289             368,289
JPMorgan Prime Money Market Fund
   (seven day effective yield 5.02%)                                                                 28,585              28,585
                                                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $408,719)                                                                                           408,719
                                                                                                                   ------------
TOTAL INVESTMENTS -- 99.2%
   (Identified cost $409,725,843)                                                                                  $467,726,811(a)
                                                                                                                   ------------
SECURITIES SOLD SHORT -- 0.0%
DOMESTIC COMMON STOCK -- 0.0%
APPLICATION SOFTWARE -- 0.0%
Ectel Ltd(b)
   (Proceeds $7,744)                                                                                               $     (8,037)
                                                                                                                   ============

OTHER ASSETS -- 1.1%
Cash                                                                                                               $    652,456
Receivables
   Investment securities sold                                                                                         4,037,392
   Dividends                                                                                                            568,437
   Fund shares sold                                                                                                      16,180
Prepaid expenses                                                                                                         37,731
                                                                                                                   ------------
     Total Assets                                                                                                   473,030,970
                                                                                                                   ------------
OTHER LIABILITIES-- (0.3)%
Payables
   Investment advisory fee                                                                                              436,706
   Fund shares repurchased                                                                                              878,350
   Distribution and service fees                                                                                         69,263
   Administration fees                                                                                                   53,208
   Transfer agent fee                                                                                                    46,757
   Trustees' fees                                                                                                         6,570
   Other accrued expenses                                                                                                26,647
                                                                                                                   ------------
     Total liabilities                                                                                                1,517,501
                                                                                                                   ------------
NET ASSETS -- 100%                                                                                                 $471,513,469
                                                                                                                   ============
NET ASSETS CONSIST OF:
Beneficial interest at Par Value                                                                                   $     10,004
Capital paid in on shares of beneficial interest                                                                    384,783,664
Undistributed net investment income                                                                                     654,851
Accumulated net realized gain                                                                                        28,064,274
Net unrealized appreciation                                                                                          58,000,676
                                                                                                                   ------------
NET ASSETS                                                                                                         $471,513,469
                                                                                                                   ============
CLASS A
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $139,238,366)                                                                  2,974,161
Net asset value per share                                                                                                $46.82
Offering price per share $46.82/1-5.75%)                                                                                 $49.68

CLASS C
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $128,178)                                                                          2,738
Net asset value and offering price per share                                                                             $46.82

CLASS I
Shares of beneficial interest outstanding,
   unlimited authorization (Net Assets $332,146,925)                                                                  7,027,942
Net asset value and offering price per share                                                                             $47.26

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $77,325,034 and gross depreciation of $19,565,966 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $409,967,743.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on the criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              PHOENIX INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                             MONEY MARKET FUNDS
                                                                                 -------------------------------------------
                                                                                  GOVERNMENT                     TAX-EXEMPT
                                                                                 MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                                     FUND            FUND           FUND
                                                                                 ------------   -------------   ------------
INVESTMENT INCOME
   Dividends .................................................................   $        --    $         --    $        --
   Interest ..................................................................    12,205,405     135,742,640     21,088,695
                                                                                 -----------    ------------    -----------
     Total investment income .................................................    12,205,405     135,742,640     21,088,695
                                                                                 -----------    ------------    -----------
EXPENSES
   Investment advisory fee ...................................................       279,961       2,858,601        663,101
   Distribution fees Class A .................................................         9,660          35,294         10,298
   Distribution fees Class N .................................................       102,579         386,863        106,576
   Distribution fees Class C .................................................            --              --             --
   Distribution fees Service Shares ..........................................        73,181         119,646         10,022
   Shareholder service fees Class N ..........................................       253,655         966,883        266,357
   Shareholder service fees Class I ..........................................        17,341         197,725         59,632
   Shareholder service fees Exchange Shares ..................................            --          72,678             --
   Shareholder service fees Service Shares ...................................       121,969         199,411         16,703
   Administration fee ........................................................       233,707       2,707,507        622,055
   Trustees ..................................................................         8,050          98,779         23,730
   Transfer agent ............................................................        35,586         188,262         45,071
   Printing ..................................................................        34,506         125,326         21,089
   Professional ..............................................................        15,248         119,090         31,218
   Custodian .................................................................        15,202         125,578         30,883
   Registration ..............................................................        61,981          91,609         24,223
   Miscellaneous .............................................................        (3,450)          6,073         28,099
                                                                                 -----------    ------------    -----------
     Total expenses ..........................................................     1,259,176       8,299,325      1,959,057
   Less expenses waived and reimbursed by investment adviser, administrator
     and distributor .........................................................      (168,569)     (1,867,853)      (418,491)
                                                                                 -----------    ------------    -----------
     Net expenses ............................................................     1,090,607       6,431,472      1,540,566
                                                                                 -----------    ------------    -----------
     NET INVESTMENT INCOME ...................................................    11,114,798     129,311,168     19,548,129
                                                                                 -----------    ------------    -----------
NON-RECURRING PAYMENT FROM FORMER ADMINISTRATOR (NOTE 3) .....................       369,208       1,900,020      1,608,995
                                                                                 -----------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...................................        80,777             880          5,402
   Net change in unrealized appreciation (depreciation) on investments .......            --              --             --
                                                                                 -----------    ------------    -----------
NET GAIN (LOSS) ON INVESTMENTS ...............................................        80,777             880          5,402
                                                                                 -----------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............   $11,564,783    $131,212,068    $21,162,526
                                                                                 ===========    ============    ===========

                       See Notes to Financial Statements.

                                                                                             FIXED INCOME FUNDS
                                                                                 --------------------------------------------
                                                                                                 HIGH YIELD    INTERMEDIATE
                                                                                     BOND           BOND      GOVERNMENT BOND
                                                                                     FUND           FUND           FUND
                                                                                 ------------   -----------   ---------------
INVESTMENT INCOME
   Dividends .................................................................   $     7,037    $    17,060       $      --
   Interest ..................................................................     4,768,081      2,771,207         617,224
                                                                                 -----------    -----------       ---------
     Total investment income .................................................     4,775,118      2,788,267         617,224
                                                                                 -----------    -----------       ---------
EXPENSES
   Investment advisory fee ...................................................       564,059        169,347          57,056
   Distribution fees Class A .................................................           970            560           3,006
   Distribution fees Class N .................................................            --             --              --
   Distribution fees Class C .................................................            11             11              --
   Distribution fees Service Shares ..........................................            --             --              --
   Shareholder service fees Class N ..........................................         1,727            178           2,179
   Shareholder service fees Class I ..........................................        10,715          4,461           1,147
   Shareholder service fees Exchange Shares ..................................            --             --              --
   Shareholder service fees Service Shares ...................................            --             --              --
   Administration fee ........................................................       142,962         62,571          25,724
   Trustees ..................................................................         3,402          1,397             469
   Transfer agent ............................................................        22,534         19,202          24,102
   Printing ..................................................................         2,025            831             280
   Professional ..............................................................         9,931          8,973           6,770
   Custodian .................................................................         5,868          4,199           3,342
   Registration ..............................................................        12,707         10,010          12,240
   Miscellaneous .............................................................        15,999         11,005           4,496
                                                                                 -----------    -----------       ---------
     Total expenses ..........................................................       792,910        292,745         140,811
   Less expenses waived and reimbursed by investment adviser, administrator
     and distributor .........................................................      (295,347)       (70,749)        (79,965)
                                                                                 -----------    -----------       ---------
     Net expenses ............................................................       497,563        221,996          60,846
                                                                                 -----------    -----------       ---------
     NET INVESTMENT INCOME ...................................................     4,277,555      2,566,271         556,378
                                                                                 -----------    -----------       ---------
NON-RECURRING PAYMENT FROM FORMER ADMINISTRATOR (NOTE 3) .....................       337,710         77,995         156,942
                                                                                 -----------    -----------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...................................    (7,406,061)    (1,588,657)        (52,167)
   Net change in unrealized appreciation (depreciation) on investments .......        39,942       (884,922)       (568,990)
                                                                                 -----------    -----------       ---------
NET GAIN (LOSS) ON INVESTMENTS ...............................................    (7,366,119)    (2,473,579)       (621,157)
                                                                                 -----------    -----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............   $(2,750,854)   $   170,687       $  92,163
                                                                                 ===========    ===========       =========

                                                                                                 FIXED INCOME FUNDS
                                                                                ---------------------------------------------------
                                                                                  INTERMEDIATE        SHORT/
                                                                                TAX-EXEMPT BOND  INTERMEDIATE BOND  TAX-EXEMPT BOND
                                                                                     FUND             FUND               FUND
                                                                                ---------------  -----------------  ---------------
INVESTMENT INCOME
   Dividends .................................................................    $        --      $         --       $        --
   Interest ..................................................................      5,791,615         6,127,462         2,718,154
                                                                                  -----------      ------------       -----------
     Total investment income .................................................      5,791,615         6,127,462         2,718,154
                                                                                  -----------      ------------       -----------
EXPENSES
   Investment advisory fee ...................................................        549,238           859,883           242,239
   Distribution fees Class A .................................................          3,926             4,373             5,736
   Distribution fees Class N .................................................             --                --                --
   Distribution fees Class C .................................................             11                11                11
   Distribution fees Service Shares ..........................................             --                --                --
   Shareholder service fees Class N ..........................................          6,306             2,805            10,070
   Shareholder service fees Class I ..........................................         13,684            14,985             4,689
   Shareholder service fees Exchange Shares ..................................             --                --                --
   Shareholder service fees Service Shares ...................................             --                --                --
   Administration fee ........................................................        187,358           199,685            86,561
   Trustees ..................................................................          4,525             4,778             1,995
   Transfer agent ............................................................         31,231            30,497            37,879
   Printing ..................................................................          2,697             2,856             1,189
   Professional ..............................................................         11,133            11,357             8,480
   Custodian .................................................................          7,286             7,437             4,300
   Registration ..............................................................         14,060            13,555            21,483
   Miscellaneous .............................................................         19,303            18,790            10,093
                                                                                  -----------      ------------       -----------
     Total expenses ..........................................................        850,758         1,171,012           434,725
   Less expenses waived and reimbursed by investment adviser, administrator
     and distributor .........................................................       (329,347)         (434,993)         (166,517)
                                                                                  -----------      ------------       -----------
     Net expenses ............................................................        521,411           736,019           268,208
                                                                                  -----------      ------------       -----------
     NET INVESTMENT INCOME ...................................................      5,270,204         5,391,443         2,449,946
                                                                                  -----------      ------------       -----------
NON-RECURRING PAYMENT FROM FORMER ADMINISTRATOR (NOTE 3) .....................        476,274           482,887           285,644
                                                                                  -----------      ------------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...................................      1,784,278        (1,133,403)        1,592,182
   Net change in unrealized appreciation (depreciation) on investments .......     (7,053,494)       (4,225,047)       (4,059,885)
                                                                                  -----------      ------------       -----------
NET GAIN (LOSS) ON INVESTMENTS ...............................................     (5,269,216)       (5,358,450)       (2,467,703)
                                                                                  -----------      ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............    $   477,262      $    515,880       $   267,887
                                                                                  ===========      ============       ===========

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                      STATEMENTS OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                         EQUITY FUNDS
                                                                           ----------------------------------------
                                                                                             CORE        EMERGING
                                                                             BALANCED       EQUITY        MARKETS
                                                                              FUND           FUND          FUND
                                                                           -----------   -----------   ------------
INVESTMENT INCOME
   Dividends ...........................................................   $   494,264   $ 1,182,642   $  5,483,358
   Interest ............................................................       820,330        50,925        307,681
   Foreign tax withheld ................................................            --        (9,844)      (481,890)
                                                                           -----------   -----------   ------------
      Total investment income ..........................................     1,314,594     1,223,723      5,309,149
                                                                           -----------   -----------   ------------
EXPENSES
   Investment advisory fee .............................................       212,107       519,603      1,999,676
   Distribution fees Class A ...........................................         4,986         1,832          1,842
   Distribution fees Class C ...........................................            11            11             11
   Shareholder service fees Class N ....................................         6,491         6,517          4,133
   Shareholder service fees Class I ....................................         4,307         8,171         16,065
   Administration fee ..................................................        69,337       116,515        258,736
   Trustees ............................................................         1,594         2,789          6,451
   Transfer agent ......................................................        28,802        26,051         27,603
   Printing ............................................................           939         1,643          3,631
   Professional ........................................................         8,384         8,981         14,673
   Custodian ...........................................................         8,009        15,368        269,386
   Registration ........................................................        13,087        13,091         18,370
   Miscellaneous .......................................................        13,943        11,096         23,834
                                                                           -----------   -----------   ------------
      Total expenses ...................................................       371,997       731,668      2,644,411
                                                                           -----------   -----------   ------------
   Less expenses waived and reimbursed by investment adviser,
      administrator and distributor ....................................       (34,172)      (55,387)      (452,604)
                                                                           -----------   -----------   ------------
      Net expenses .....................................................       337,825       676,281      2,191,807
                                                                           -----------   -----------   ------------
      NET INVESTMENT INCOME ............................................       976,769       547,442      3,117,342
                                                                           -----------   -----------   ------------
NON-RECURRING PAYMENT FROM FORMER ADMINISTRATOR (NOTE 3) ...............        95,831       382,406        179,729
                                                                           -----------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss) on investments ..........................     2,082,065     4,020,566     63,840,502
      Net realized gain (loss) on futures ..............................            --            --             --
      Net realized gain (loss) on foreign currency transactions ........            --            --       (702,205)
      Net change in unrealized appreciation (depreciation) on
        investments ....................................................    (2,224,765)   (1,353,403)   (49,778,084)
      Net change in unrealized appreciation (depreciation) on
        securities sold short ..........................................            --            --             --
      Net change in unrealized appreciation (depreciation) on futures ..            --            --             --
      Net change in unrealized appreciation (depreciation) on foreign
        currency transactions and translation ..........................            --            --      1,485,728
                                                                           -----------   -----------   ------------
NET GAIN (LOSS) ON INVESTMENTS .........................................      (142,700)    2,667,163     14,845,941
                                                                           -----------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $   929,900   $ 3,597,011   $ 18,143,012
                                                                           ===========   ===========   ============

                       See Notes to Financial Statements.

                                                                                          EQUITY FUNDS
                                                                           ----------------------------------------
                                                                             EQUITY        INDEX      INTERNATIONAL
                                                                              FUND          FUND           FUND
                                                                           -----------   ----------   -------------
INVESTMENT INCOME
   Dividends ...........................................................   $ 2,401,208   $  779,917   $  4,634,074
   Interest ............................................................       171,307       75,609        374,148
   Foreign tax withheld ................................................            --           --       (478,231)
                                                                           -----------   ----------   ------------
      Total investment income ..........................................     2,572,515      855,526      4,529,991
                                                                           -----------   ----------   ------------
EXPENSES
   Investment advisory fee .............................................     1,031,561       85,270      1,324,333
   Distribution fees Class A ...........................................         5,384          280            594
   Distribution fees Class C ...........................................            11           --             11
   Shareholder service fees Class N ....................................        15,657        8,619          2,420
   Shareholder service fees Class I ....................................        16,056        3,828         15,630
   Administration fee ..................................................       223,902       70,859        202,048
   Trustees ............................................................         5,517        1,577          4,956
   Transfer agent ......................................................        31,088       17,358         24,628
   Printing ............................................................         3,266          934          2,934
   Professional ........................................................        11,681        7,341         11,463
   Custodian ...........................................................         9,427       25,531         74,433
   Registration ........................................................        16,072        9,038         12,310
   Miscellaneous .......................................................        16,206       15,548         23,238
                                                                           -----------   ----------   ------------
      Total expenses ...................................................     1,385,828      246,183      1,698,998
                                                                           -----------   ----------   ------------
   Less expenses waived and reimbursed by investment adviser,
      administrator and distributor ....................................      (102,805)     (62,145)      (345,344)
                                                                           -----------   ----------   ------------
      Net expenses .....................................................     1,283,023      184,038      1,353,654
                                                                           -----------   ----------   ------------
      NET INVESTMENT INCOME ............................................     1,289,492      671,488      3,176,337
                                                                           -----------   ----------   ------------
NON-RECURRING PAYMENT FROM FORMER ADMINISTRATOR (NOTE 3) ...............       722,989      891,810        352,699
                                                                           -----------   ----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss) on investments ..........................    12,538,178      657,532     39,119,655
      Net realized gain (loss) on futures ..............................            --       22,020             --
      Net realized gain (loss) on foreign currency transactions ........            --           --     (1,236,973)
      Net change in unrealized appreciation (depreciation) on
        investments ....................................................     3,571,252    1,114,324    (15,785,678)
      Net change in unrealized appreciation (depreciation) on
        securities sold short ..........................................            --           --             --
      Net change in unrealized appreciation (depreciation) on futures ..            --       77,637             --
      Net change in unrealized appreciation (depreciation) on foreign
        currency transactions and translation ..........................            --           --       (456,651)
                                                                           -----------   ----------   ------------
NET GAIN (LOSS) ON INVESTMENTS .........................................    16,109,430    1,871,513     21,640,353
                                                                           -----------   ----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $18,121,911   $3,434,811   $ 25,169,389
                                                                           ===========   ==========   ============

                                                                                         EQUITY FUNDS
                                                                           ----------------------------------------
                                                                            SMALL-CAP     SMALL-CAP     SMALL-CAP
                                                                             GROWTH      OPPORTUNITY      VALUE
                                                                              FUND          FUND           FUND
                                                                           ----------   ------------   ------------
INVESTMENT INCOME
   Dividends ...........................................................   $   45,846   $  2,708,494   $  2,709,084
   Interest ............................................................        7,635        169,414        213,418
   Foreign tax withheld ................................................           --         (9,503)            --
                                                                           ----------   ------------   ------------
      Total investment income ..........................................       53,481      2,868,405      2,922,502
                                                                           ----------   ------------   ------------
EXPENSES
   Investment advisory fee .............................................       80,213      2,223,153      1,710,727
   Distribution fees Class A ...........................................            3         19,437         19,819
   Distribution fees Class C ...........................................           11             11             11
   Shareholder service fees Class N ....................................           --         65,971        129,865
   Shareholder service fees Class I ....................................        1,237         26,985         20,081
   Administration fee ..................................................       15,332        452,293        368,530
   Trustees ............................................................          406         11,284          9,332
   Transfer agent ......................................................        3,910        119,820         87,085
   Printing ............................................................          236          6,528          5,402
   Professional ........................................................        6,573         17,758         15,748
   Custodian ...........................................................        8,526         41,444         13,269
   Registration ........................................................        8,800         18,964         18,003
   Miscellaneous .......................................................        3,782         34,068         26,207
                                                                           ----------   ------------   ------------
      Total expenses ...................................................      129,029      3,037,716      2,424,079
                                                                           ----------   ------------   ------------
   Less expenses waived and reimbursed by investment adviser,
      administrator and distributor ....................................      (24,925)      (197,882)      (160,655)
                                                                           ----------   ------------   ------------
      Net expenses .....................................................      104,104      2,839,834      2,263,424
                                                                           ----------   ------------   ------------
      NET INVESTMENT INCOME ............................................      (50,623)        28,571        659,078
                                                                           ----------   ------------   ------------
NON-RECURRING PAYMENT FROM FORMER ADMINISTRATOR (NOTE 3) ...............        7,841        968,557        519,130
                                                                           ----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss) on investments ..........................      981,669     48,522,066     28,295,593
      Net realized gain (loss) on futures ..............................           --             --             --
      Net realized gain (loss) on foreign currency transactions ........           --             --             --
      Net change in unrealized appreciation (depreciation) on
        investments ....................................................     (217,109)   (18,120,621)   (13,740,207)
      Net change in unrealized appreciation (depreciation) on
        securities sold short ..........................................           --             --           (293)
      Net change in unrealized appreciation (depreciation) on futures ..           --             --             --
      Net change in unrealized appreciation (depreciation) on foreign
        currency transactions and translation ..........................           --             --             --
                                                                           ----------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS .........................................      764,560     30,401,445     14,555,093
                                                                           ----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $  721,778   $ 31,398,573   $ 15,733,301
                                                                           ==========   ============   ============

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                             MONEY MARKET FUNDS
                                                                             ---------------------------------------------------
                                                                               GOVERNMENT                          TAX-EXEMPT
                                                                              MONEY MARKET       MONEY MARKET     MONEY MARKET
                                                                                  FUND               FUND             FUND
                                                                             ---------------   ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .............................................   $    11,114,798   $   129,311,168   $    19,548,129
Non-recurring payment from former administrator (Note 3) .................           369,208         1,900,020         1,608,995
Net realized gain (loss) .................................................            80,777               880             5,402
Net change in unrealized appreciation (depreciation) .....................                --                --                --
                                                                             ---------------   ---------------   ---------------
Increase (decrease) in net assets resulting from operations ..............        11,564,783       131,212,068        21,162,526
                                                                             ---------------   ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ........................................          (127,265)         (478,733)          (96,878)
   Net investment income, Class N ........................................        (4,837,457)      (18,928,316)       (3,507,701)
   Net investment income, Class C ........................................                --                --                --
   Net investment income, Class I ........................................        (4,263,323)      (76,261,689)      (17,351,715)
   Net investment income, Exchange Shares ................................                --       (31,443,323)               --
   Net investment income, Service Shares .................................        (2,255,959)       (4,099,137)         (200,757)
   Net realized gains, Class A ...........................................                --                --                --
   Net realized gains, Class N ...........................................                --                --                --
   Net realized gains, Class C ...........................................                --                --                --
   Net realized gains, Class I ...........................................                --                --                --
                                                                             ---------------   ---------------   ---------------
Decrease in net assets from distributions to shareholders ................       (11,484,004)     (131,211,198)      (21,157,051)
                                                                             ---------------   ---------------   ---------------
FROM SHARE TRANSACTIONS (NOTE 5)
   Change in net assets from share transactions Class A ..................       196,655,953       731,177,339       211,135,140
   Change in net assets from share transactions Class N ..................      (262,508,165)     (920,875,353)     (257,885,975)
   Change in net assets from share transactions Class C ..................                --                --                --
   Change in net assets from share transactions Class I ..................       123,539,623      (528,612,968)      (58,335,893)
   Change in net assets from share transactions Exchange Shares ..........                --      (353,656,804)               --
   Change in net assets from share transactions Service Shares ...........    (1,111,240,919)   (1,793,046,293)     (147,970,584)
                                                                             ---------------   ---------------   ---------------
Increase (decrease) in net assets from share transactions ................    (1,053,553,508)   (2,865,014,079)     (253,057,312)
                                                                             ---------------   ---------------   ---------------
Redemption fees ..........................................................                --                --                --
                                                                             ---------------   ---------------   ---------------
Net increase (decrease) in net assets ....................................    (1,053,472,729)   (2,865,013,209)     (253,051,837)
NET ASSETS
Beginning of period ......................................................     1,588,868,234     7,847,637,953     1,440,927,449
                                                                             ---------------   ---------------   ---------------
End of period ............................................................   $   535,395,505   $ 4,982,624,744   $ 1,187,875,612
                                                                             ===============   ===============   ===============
Undistributed net investment income and accumulated net investment loss ..   $             3   $           (21)  $            72

                       See Notes to Financial Statements.

                                                                                             FIXED INCOME FUNDS
                                                                             ----------------------------------------------
                                                                                               HIGH YIELD    INTERMEDIATE
                                                                                   BOND           BOND      GOVERNMENT BOND
                                                                                   FUND           FUND           FUND
                                                                             ------------     -----------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .............................................   $  4,277,555     $ 2,566,271     $   556,378
Non-recurring payment from former administrator (Note 3) .................        337,710          77,995         156,942
Net realized gain (loss) .................................................     (7,406,061)     (1,588,657)        (52,167)
Net change in unrealized appreciation (depreciation) .....................         39,942        (884,922)       (568,990)
                                                                             ------------     -----------     -----------
Increase (decrease) in net assets resulting from operations ..............     (2,750,854)        170,687          92,163
                                                                             ------------     -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ........................................        (18,645)        (15,181)        (64,270)
   Net investment income, Class N ........................................        (66,410)        (12,770)       (109,586)
   Net investment income, Class C ........................................            (47)            (66)             --
   Net investment income, Class I ........................................     (4,585,811)     (2,616,654)       (550,376)
   Net investment income, Exchange Shares ................................             --              --              --
   Net investment income, Service Shares .................................             --              --              --
   Net realized gains, Class A ...........................................             --              --              --
   Net realized gains, Class N ...........................................             --              --              --
   Net realized gains, Class C ...........................................             --              --              --
   Net realized gains, Class I ...........................................             --              --              --
                                                                             ------------     -----------     -----------
Decrease in net assets from distributions to shareholders ................     (4,670,913)     (2,644,671)       (724,232)
                                                                             ------------     -----------     -----------
FROM SHARE TRANSACTIONS (NOTE 5)
   Change in net assets from share transactions Class A ..................      1,358,493         408,757       4,118,950
   Change in net assets from share transactions Class N ..................     (2,655,716)       (385,605)     (3,846,082)
   Change in net assets from share transactions Class C ..................        100,047         100,066              --
   Change in net assets from share transactions Class I ..................        486,637       1,344,090        (793,792)
   Change in net assets from share transactions Exchange Shares ..........             --              --              --
   Change in net assets from share transactions Service Shares ...........             --              --              --
                                                                             ------------     -----------     -----------
Increase (decrease) in net assets from share transactions ................       (710,539)      1,467,308        (520,924)
Redemption fees ..........................................................          9,890             468           3,992
                                                                             ------------     -----------     -----------
Net increase (decrease) in net assets ....................................     (8,122,416)     (1,006,208)     (1,149,001)
NET ASSETS
Beginning of period ......................................................    185,318,594      75,538,344      26,662,911
                                                                             ------------     -----------     -----------
End of period ............................................................   $177,196,178     $74,532,136     $25,513,910
                                                                             ============     ===========     ===========
Undistributed net investment income and accumulated net investment loss ..   $    (55,648)    $      (967)    $   (10,913)

                                                                                              FIXED INCOME FUNDS
                                                                             -----------------------------------------------------
                                                                              INTERMEDIATE          SHORT/
                                                                             TAX-EXEMPT BOND   INTERMEDIATE BOND   TAX-EXEMPT BOND
                                                                                  FUND               FUND               FUND
                                                                             ---------------   -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .............................................   $  5,270,204        $  5,391,443        $  2,449,946
Non-recurring payment from former administrator (Note 3) .................        476,274             482,887             285,644
Net realized gain (loss) .................................................      1,784,278          (1,133,403)          1,592,182
Net change in unrealized appreciation (depreciation) .....................     (7,053,494)         (4,225,047)         (4,059,885)
                                                                             ------------        ------------        ------------
Increase (decrease) in net assets resulting from operations ..............        477,262             515,880             267,887
                                                                             ------------        ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ........................................        (69,008)            (75,016)           (107,918)
   Net investment income, Class N ........................................       (324,050)           (117,160)           (697,126)
   Net investment income, Class C ........................................            (36)                (34)                (38)
   Net investment income, Class I ........................................     (5,353,117)         (5,686,440)         (1,930,502)
   Net investment income, Exchange Shares ................................             --                  --                  --
   Net investment income, Service Shares .................................             --                  --                  --
   Net realized gains, Class A ...........................................             --                  --                  --
   Net realized gains, Class N ...........................................             --                  --                  --
   Net realized gains, Class C ...........................................             --                  --                  --
   Net realized gains, Class I ...........................................             --                  --                  --
                                                                             ------------        ------------        ------------
Decrease in net assets from distributions to shareholders ................     (5,746,211)         (5,878,650)         (2,735,584)
                                                                             ------------        ------------        ------------
FROM SHARE TRANSACTIONS (NOTE 5)
   Change in net assets from share transactions Class A ..................     15,884,628           3,910,377          24,830,507
   Change in net assets from share transactions Class N ..................    (12,212,878)         (5,447,372)        (27,401,512)
   Change in net assets from share transactions Class C ..................        100,036             100,034             100,038
   Change in net assets from share transactions Class I ..................        421,573           1,803,790           3,525,570
   Change in net assets from share transactions Exchange Shares ..........             --                  --                  --
   Change in net assets from share transactions Service Shares ...........             --                  --                  --
                                                                             ------------        ------------        ------------
Increase (decrease) in net assets from share transactions ................      4,193,359             366,829           1,054,603
Redemption fees ..........................................................          5,887               6,933                 963
                                                                             ------------        ------------        ------------
Net increase (decrease) in net assets ....................................     (1,069,703)         (4,989,008)         (1,412,131)

NET ASSETS
Beginning of period ......................................................    243,640,778         266,548,512         107,507,922
                                                                             ------------        ------------        ------------
End of period ............................................................   $242,571,075        $261,559,504        $106,095,791
                                                                             ============        ============        ============
Undistributed net investment income and accumulated net investment loss ..   $        267        $     (4,321)       $          6

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                              EQUITY FUNDS
                                                                              -------------------------------------------
                                                                                                 CORE          EMERGING
                                                                                BALANCED        EQUITY          MARKETS
                                                                                  FUND           FUND            FUND
                                                                              -----------    ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..............................................   $   976,769    $    547,442    $  3,117,342
Non- recurring payment from former administrator (Note 3) .................        95,831         382,406         179,729
Net realized gain (loss) ..................................................     2,082,065       4,020,566      63,138,297
Net change in unrealized appreciation (depreciation) ......................    (2,224,765)     (1,353,403)    (48,292,356)
                                                                              -----------    ------------    ------------
Increase (decrease) in net assets resulting from operations ...............       929,900       3,597,011      18,143,012
                                                                              -----------    ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .........................................       (53,130)         (4,025)         (6,482)
   Net investment income, Class N .........................................      (101,936)        (46,422)        (31,945)
   Net investment income, Class C .........................................            --              --              --
   Net investment income, Class I .........................................      (917,537)       (674,753)     (2,014,219)
   Net realized gains, Class A ............................................       (46,574)        (25,421)        (57,345)
   Net realized gains, Class N ............................................      (116,004)       (214,515)       (238,571)
   Net realized gains, Class C ............................................            --              --              --
   Net realized gains, Class I ............................................      (937,481)     (3,136,956)    (14,176,483)
                                                                              -----------    ------------    ------------
Decrease in net assets from distributions to shareholders .................    (2,172,662)     (4,102,092)    (16,525,045)
                                                                              -----------    ------------    ------------

FROM SHARE TRANSACTIONS (NOTE 5)
   Change in net assets from share transactions Class A ...................    10,483,827      10,273,392       4,559,002
   Change in net assets from share transactions Class N ...................    (7,480,011)     (6,350,086)     (4,618,911)
   Change in net assets from share transactions Class C ...................       100,000         100,000         100,000
   Change in net assets from share transactions Class I ...................     1,141,994       1,637,180     (96,344,498)
                                                                              -----------    ------------    ------------
Total increase (decrease) in net assets from share transactions ...........     4,245,810       5,660,486     (96,304,407)
Redemption fees ...........................................................         3,138           7,488           2,811
                                                                              -----------    ------------    ------------
Net increase (decrease) in net assets .....................................     3,006,186       5,162,893     (94,683,629)

NET ASSETS
Beginning of Period .......................................................    82,306,168     143,354,484     335,172,675
                                                                              -----------    ------------    ------------
End of period .............................................................   $85,312,354    $148,517,377    $240,489,046
                                                                              ===========    ============    ============
Undistributed net investment income and accumulated net investment loss ...   $    12,123    $    204,648    $    745,831

                       See Notes to Financial Statements.

                                                                                               EQUITY FUNDS
                                                                              ---------------------------------------------
                                                                                 EQUITY          INDEX        INTERNATIONAL
                                                                                  FUND            FUND            FUND
                                                                              ------------    ------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..............................................   $  1,289,492    $    671,488    $  3,176,337
Non- recurring payment from former administrator (Note 3) .................        722,989         891,810         352,699
Net realized gain (loss) ..................................................     12,538,178         679,552      37,882,682
Net change in unrealized appreciation (depreciation) ......................      3,571,252       1,191,961     (16,242,329)
                                                                              ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations ...............     18,121,911       3,434,811      25,169,389
                                                                              ------------    ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .........................................        (16,968)             --          (1,349)
   Net investment income, Class N .........................................       (121,884)       (272,965)        (20,732)
   Net investment income, Class C .........................................             --              --              --
   Net investment income, Class I .........................................     (1,614,263)     (1,324,678)     (1,694,261)
   Net realized gains, Class A ............................................        (56,565)             --              --
   Net realized gains, Class N ............................................       (322,313)        (78,847)             --
   Net realized gains, Class C ............................................             --              --              --
   Net realized gains, Class I ............................................     (4,073,387)       (381,168)             --
                                                                              ------------    ------------    ------------
Decrease in net assets from distributions to shareholders .................     (6,205,380)     (2,057,658)     (1,716,342)
                                                                              ------------    ------------    ------------

FROM SHARE TRANSACTIONS (NOTE 5)
   Change in net assets from share transactions Class A ...................     24,149,076      13,600,915       3,167,650
   Change in net assets from share transactions Class N ...................    (16,485,435)    (14,867,948)     (3,046,680)
   Change in net assets from share transactions Class C ...................        100,000              --         100,000
   Change in net assets from share transactions Class I ...................     (2,839,720)    (15,918,404)     (4,700,834)
                                                                              ------------    ------------    ------------
Total increase (decrease) in net assets from share transactions ...........      4,923,921     (17,185,437)     (4,479,864)
Redemption fees ...........................................................         18,149           1,103           1,206
                                                                              ------------    ------------    ------------
Net increase (decrease) in net assets .....................................     16,858,601     (15,807,181)     18,974,389

NET ASSETS
Beginning of Period .......................................................    280,609,789      91,126,277     245,877,669
                                                                              ------------    ------------    ------------
End of period .............................................................   $297,468,390    $ 75,319,096    $264,852,058
                                                                              ============    ============    ============
Undistributed net investment income and accumulated net investment loss ...   $    285,357    $      9,289    $     47,387

                                                                                                EQUITY FUNDS
                                                                              ---------------------------------------------
                                                                               SMALL-CAP       SMALL-CAP       SMALL-CAP
                                                                                GROWTH        OPPORTUNITY        VALUE
                                                                                 FUND            FUND             FUND
                                                                              -----------    -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..............................................   $   (50,623)   $      28,571    $     659,078
Non- recurring payment from former administrator (Note 3) .................         7,841          968,557          519,130
Net realized gain (loss) ..................................................       981,669       48,522,066       28,295,593
Net change in unrealized appreciation (depreciation) ......................      (217,109)     (18,120,621)     (13,740,500)
                                                                              -----------    -------------    -------------
Increase (decrease) in net assets resulting from operations ...............       721,778       31,398,573       15,733,301
                                                                              -----------    -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .........................................            --          (18,612)         (10,644)
   Net investment income, Class N .........................................            --         (212,638)        (186,020)
   Net investment income, Class C .........................................            --               --               --
   Net investment income, Class I .........................................        (7,980)        (793,203)        (419,903)
   Net realized gains, Class A ............................................            --         (549,659)        (442,034)
   Net realized gains, Class N ............................................            --       (4,576,661)      (5,184,297)
   Net realized gains, Class C ............................................            --               --               --
   Net realized gains, Class I ............................................      (106,594)     (21,431,243)     (13,231,501)
                                                                              -----------    -------------    -------------
Decrease in net assets from distributions to shareholders .................      (114,574)     (27,582,016)     (19,474,399)
                                                                              -----------    -------------    -------------

FROM SHARE TRANSACTIONS (NOTE 5)
   Change in net assets from share transactions Class A ...................       100,000       92,737,650      122,678,299
   Change in net assets from share transactions Class N ...................            --     (105,559,251)    (103,348,883)
   Change in net assets from share transactions Class C ...................       100,000          125,000          125,000
   Change in net assets from share transactions Class I ...................      (483,032)     (36,798,514)      (1,017,738)
                                                                              -----------    -------------    -------------
Total increase (decrease) in net assets from share transactions ...........      (283,032)     (49,495,115)      18,436,678
Redemption fees ...........................................................            --           11,613           11,996
                                                                              -----------    -------------    -------------
Net increase (decrease) in net assets .....................................       324,172      (45,666,945)      14,707,576

NET ASSETS
Beginning of Period .......................................................    20,626,102      600,729,470      456,805,893
                                                                              -----------    -------------    -------------
End of period .............................................................   $20,950,274    $ 555,062,525    $ 471,513,469
                                                                              ===========    =============    =============
Undistributed net investment income and accumulated net investment loss ...   $   (50,762)   $      14,904    $     654,851

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                               MONEY MARKET FUNDS
                                                                              --------------------------------------------------
                                                                                 GOVERNMENT                         TAX-EXEMPT
                                                                                MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                                                    FUND             FUND              FUND
                                                                              --------------    --------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income/(loss) ..............................................   $   39,567,840    $  189,057,761    $   27,990,196
Net realized gain/(loss) on investment transactions, futures contracts,
   foreign currency translations, and payment from affiliate ..............               --           (27,953)           57,631
Net change in unrealized appreciation/(depreciation) of investment
   transactions, futures contracts, and foreign currency translations .....               --                --                --
                                                                              --------------    --------------    --------------
Increase/(decrease) in net assets from operations .........................       39,567,840       189,029,808        28,047,827
                                                                              --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Institutional Shares ...................................................       (6,367,320)      (89,985,164)      (21,758,405)
   N Shares ...............................................................       (6,450,858)      (28,673,146)       (3,754,385)
   A Shares ...............................................................               --                --                --
   Exchange Shares ........................................................               --       (27,037,122)               --
   Service Shares .........................................................      (26,756,269)      (43,394,158)       (2,525,903)
                                                                              --------------    --------------    --------------
Total distributions from net investment income ............................      (39,574,447)     (189,089,590)      (28,038,693)
                                                                              --------------    --------------    --------------
Net realized gains on investments
   Institutional Shares ...................................................               --                --                --
   N Shares ...............................................................               --                --                --
   A Shares ...............................................................               --                --                --
                                                                              --------------    --------------    --------------
Total distributions from net realized gains ...............................               --                --                --
                                                                              --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Increase/(decrease) in net assets from capital share transactions in
   Institutional Shares ...................................................     (117,350,012)    1,061,372,911       275,857,212
   N Shares ...............................................................       27,762,971      (259,117,798)       66,675,632
   A Shares ...............................................................               --                --                --
   Exchange Shares ........................................................               --       380,501,550                --
   Service Shares .........................................................      (19,859,023)       35,239,154       (27,946,250)
                                                                              --------------    --------------    --------------
Increase/(decrease) in net assets from capital share transactions .........     (109,446,064)    1,217,995,817       314,586,594
Redemption Fees ...........................................................               --                --                --
                                                                              --------------    --------------    --------------
Total increase/(decrease) in net assets ...................................     (109,452,671)    1,217,936,035       314,595,728

NET ASSETS:
Beginning of period .......................................................    1,698,320,905     6,629,701,918     1,126,331,721
                                                                              --------------    --------------    --------------
End of period .............................................................   $1,588,868,234    $7,847,637,953    $1,440,927,449
                                                                              ==============    ==============    ==============
End of period undistributed net investment income and accumulated net
   investment loss ........................................................   $            1    $          (11)   $          (1)

                       See Notes to Financial Statements.

                                                                                             FIXED INCOME FUNDS
                                                                              ----------------------------------------------
                                                                                               HIGH YIELD      INTERMEDIATE
                                                                                  BOND            BOND       GOVERNMENT BOND
                                                                                  FUND            FUND            FUND
                                                                              ------------    -----------    ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income/(loss) ..............................................   $  7,762,739    $ 5,178,858      $  1,271,532
Net realized gain/(loss) on investment transactions, futures contracts,
   foreign currency translations, and payment from affiliate ..............        220,555        260,767           122,646
Net change in unrealized appreciation/(depreciation) of investment
   transactions, futures contracts, and foreign currency translations .....     (3,580,636)    (4,143,681)         (534,797)
                                                                              ------------    -----------      ------------
Increase/(decrease) in net assets from operations .........................      4,402,658      1,295,944           859,381
                                                                              ------------    -----------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Institutional Shares ...................................................     (8,008,777)    (4,958,568)       (1,101,428)
   N Shares ...............................................................       (137,052)       (23,451)         (194,233)
   A Shares ...............................................................        (34,170)       (18,173)         (106,117)
   Exchange Shares ........................................................             --             --                --
   Service Shares .........................................................             --             --                --
                                                                              ------------    -----------      ------------
Total distributions from net investment income ............................     (8,179,999)    (5,000,192)       (1,401,778)
                                                                              ------------    -----------      ------------
Net realized gains on investments
   Institutional Shares ...................................................             --       (208,373)          (66,654)
   N Shares ...............................................................             --           (936)          (14,069)
   A Shares ...............................................................             --           (447)           (8,526)
                                                                              ------------    -----------      ------------
Total distributions from net realized gains ...............................             --       (209,756)          (89,249)
                                                                              ------------    -----------      ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Increase/(decrease) in net assets from capital share transactions in
   Institutional Shares ...................................................     10,824,628     (4,520,980)      (21,297,020)
   N Shares ...............................................................       (702,113)        44,000        (7,376,429)
   A Shares ...............................................................        (42,131)       277,438          (439,862)
   Exchange Shares ........................................................             --             --                --
   Service Shares .........................................................             --             --                --
                                                                              ------------    -----------      ------------
Increase/(decrease) in net assets from capital share transactions .........     10,080,384     (4,199,542)      (29,113,311)
Redemption Fees ...........................................................         35,937             19             3,009
                                                                              ------------    -----------      ------------
Total increase/(decrease) in net assets ...................................      6,338,980     (8,113,527)      (29,741,948)

NET ASSETS:
Beginning of period .......................................................    178,979,614     83,651,871        56,404,859
                                                                              ------------    -----------      ------------
End of period .............................................................   $185,318,594    $75,538,344      $ 26,662,911
                                                                              ============    ===========      ============
End of period undistributed net investment income and accumulated net
   investment loss ........................................................   $         --    $      (562)     $         (1)

                                                                                                FIXED INCOME FUNDS
                                                                              -----------------------------------------------------
                                                                                INTERMEDIATE         SHORT/
                                                                              TAX-EXEMPT BOND   INTERMEDIATE BOND   TAX-EXEMPT BOND
                                                                                    FUND              FUND                FUND
                                                                              ---------------   -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income/(loss) ..............................................     $ 10,483,098       $  9,916,163      $  4,847,532
Net realized gain/(loss) on investment transactions, futures contracts,
   foreign currency translations, and payment from affiliate ..............          373,552           (747,037)          672,525
Net change in unrealized appreciation/(depreciation) of investment
   transactions, futures contracts, and foreign currency translations .....       (5,864,530)        (5,513,125)       (2,635,068)
                                                                                ------------       ------------      ------------
Increase/(decrease) in net assets from operations .........................        4,992,120          3,656,001         2,884,989
                                                                                ------------       ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Institutional Shares ...................................................       (9,931,683)        (9,803,298)       (3,479,961)
   N Shares ...............................................................         (462,787)          (237,738)       (1,183,616)
   A Shares ...............................................................          (88,628)          (139,930)         (183,955)
   Exchange Shares ........................................................               --                 --                --
   Service Shares .........................................................               --                 --                --
                                                                                ------------       ------------      ------------
Total distributions from net investment income ............................      (10,483,098)       (10,180,966)       (4,847,532)
                                                                                ------------       ------------      ------------
Net realized gains on investments
   Institutional Shares ...................................................               --                 --          (564,216)
   N Shares ...............................................................               --                 --          (206,527)
   A Shares ...............................................................               --                 --           (31,102)
                                                                                ------------       ------------      ------------
Total distributions from net realized gains ...............................               --                 --          (801,845)
                                                                                ------------       ------------      ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Increase/(decrease) in net assets from capital share transactions in
   Institutional Shares ...................................................        2,083,754         12,890,356           858,093
   N Shares ...............................................................        3,965,336         (1,842,670)        4,069,642
   A Shares ...............................................................         (332,703)          (544,557)          176,335
   Exchange Shares ........................................................               --                 --
   Service Shares .........................................................               --                 --
                                                                                ------------       ------------      ------------
Increase/(decrease) in net assets from capital share transactions .........        5,716,387         10,503,129         5,104,070
Redemption Fees ...........................................................            7,740              3,043             2,984
                                                                                ------------       ------------      ------------
Total increase/(decrease) in net assets ...................................          233,149          3,981,207         2,342,666

NET ASSETS:
Beginning of period .......................................................      243,407,629        262,567,305       105,165,256
                                                                                ------------       ------------      ------------
End of period .............................................................     $243,640,778       $266,548,512      $107,507,922
                                                                                ============       ============      ============
End of period undistributed net investment income and accumulated net
   investment loss ........................................................     $         --       $         (1)     $         --

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                               EQUITY FUNDS
                                                                                ------------------------------------------
                                                                                                  CORE         EMERGING
                                                                                  BALANCED       EQUITY         MARKETS
                                                                                    FUND          FUND           FUND
                                                                                -----------   ------------   -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income/(loss) ................................................   $ 1,413,777   $    743,319   $  3,676,408
Net realized gain/(loss) on investment transactions,
   futures contracts, foreign currency translations,
   and payment from affiliate ...............................................     5,901,647     13,279,836     47,699,608
Net change in unrealized appreciation/(depreciation)
   of investment transactions, futures contracts, and
   foreign currency translations ............................................    (1,750,431)    (1,870,582)    33,062,823
                                                                                -----------   ------------   ------------
Increase/(decrease) in net assets from operations ...........................     5,564,993     12,152,573     84,438,839
                                                                                -----------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Institutional Shares .....................................................    (1,325,467)      (752,351)    (2,762,215)
   N Shares .................................................................      (108,292)       (27,044)       (33,376)
   A Shares .................................................................       (43,213)        (3,219)        (7,877)
   Exchange Shares ..........................................................            --             --             --
   Service Shares ...........................................................            --             --             --
                                                                                -----------   ------------   ------------
Total distributions from net investment income ..............................    (1,476,972)      (782,614)    (2,803,468)
                                                                                -----------   ------------   ------------

Net realized gains on investments
   Institutional Shares .....................................................    (4,907,933)   (15,483,987)   (43,682,793)
   N Shares .................................................................      (507,324)      (696,835)      (614,855)
   A Shares .................................................................      (198,579)      (107,294)      (156,658)
                                                                                -----------   ------------   ------------
Total distributions from net realized gains .................................    (5,613,836)   (16,288,116)   (44,454,306)
                                                                                -----------   ------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Increase/(decrease) in net assets from capital share transactions in
   Institutional Shares .....................................................     8,778,459     12,057,311     (9,782,172)
   N Shares .................................................................     4,769,670      2,745,339      1,671,783
   A Shares .................................................................     1,391,788        234,255        177,964
   Exchange Shares ..........................................................            --             --             --
   Service Shares ...........................................................            --             --             --
                                                                                -----------   ------------   ------------
Increase/(decrease) in net assets from capital share transactions ...........    14,939,917     15,036,905     (7,932,425)
                                                                                -----------   ------------   ------------
Redemption Fees .............................................................         1,430          2,250          1,016
                                                                                -----------   ------------   ------------
Total increase/(decrease) in net assets .....................................    13,415,532     10,120,998     29,249,656

NET ASSETS:
Beginning of period .........................................................    68,890,636    133,233,486    305,923,019
                                                                                -----------   ------------   ------------
End of period ...............................................................   $82,306,168   $143,354,484   $335,172,675
                                                                                ===========   ============   ============
End of period undistributed net investment income and accumulated net
   investment loss ..........................................................   $    12,126   $         --   $    203,611

                       See Notes to Financial Statements.

                                                                                                EQUITY FUNDS
                                                                                -------------------------------------------
                                                                                   EQUITY          INDEX      INTERNATIONAL
                                                                                    FUND            FUND          FUND
                                                                                ------------   -------------  -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income/(loss) ................................................   $  3,203,544   $   3,578,566   $  2,946,149
Net realized gain/(loss) on investment transactions,
   futures contracts, foreign currency translations,
   and payment from affiliate ...............................................     25,698,174      15,884,303     21,400,837
Net change in unrealized appreciation/(depreciation)
   of investment transactions, futures contracts, and
   foreign currency translations ............................................      3,027,003     (12,345,522)     4,994,578
                                                                                ------------   -------------   ------------
Increase/(decrease) in net assets from operations ...........................     31,928,721       7,117,347     29,341,564
                                                                                ------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Institutional Shares .....................................................     (3,096,104)     (3,363,844)    (2,633,696)
   N Shares .................................................................       (164,251)       (232,788)       (26,908)
   A Shares .................................................................        (16,655)             --         (3,563)
   Exchange Shares ..........................................................             --              --             --
   Service Shares ...........................................................             --              --             --
                                                                                ------------   -------------   ------------
Total distributions from net investment income ..............................     (3,277,010)     (3,596,632)    (2,664,167)
                                                                                ------------   -------------   ------------
Net realized gains on investments
   Institutional Shares .....................................................    (19,067,845)    (16,429,475)            --
   N Shares .................................................................     (1,323,755)     (2,212,103)            --
   A Shares .................................................................       (163,581)             --             --
                                                                                ------------   -------------   ------------
Total distributions from net realized gains .................................    (20,555,181)    (18,641,578)            --
                                                                                ------------   -------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Increase/(decrease) in net assets from capital share transactions in
   Institutional Shares .....................................................      9,403,205    (221,895,016)     6,185,929
   N Shares .................................................................      3,557,254        (797,697)       539,627
   A Shares .................................................................      1,289,085              --        220,605
   Exchange Shares ..........................................................             --              --             --
   Service Shares ...........................................................             --              --             --
                                                                                ------------   -------------   ------------
Increase/(decrease) in net assets from capital share transactions ...........     14,249,544    (222,692,713)     6,946,161
                                                                                ------------   -------------   ------------
Redemption Fees .............................................................          2,200          60,436          3,669
                                                                                ------------   -------------   ------------
Total increase/(decrease) in net assets .....................................     22,348,274    (237,753,140)    33,627,227

NET ASSETS:
Beginning of period .........................................................    258,261,515     328,879,417    212,250,442
                                                                                ------------   -------------   ------------
End of period ...............................................................   $280,609,789   $  91,126,277   $245,877,669
                                                                                ============   =============   ============
End of period undistributed net investment income and accumulated net
   investment loss ..........................................................   $     25,991   $      43,634   $   (528,334)

                                                                                               EQUITY FUNDS
                                                                                ------------------------------------------
                                                                                 SMALL-CAP      SMALL-CAP      SMALL-CAP
                                                                                  GROWTH       OPPORTUNITY       VALUE
                                                                                   FUND           FUND           FUND
                                                                                -----------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income/(loss) ................................................   $   (38,104)  $     705,192   $  2,047,714
Net realized gain/(loss) on investment transactions,
   futures contracts, foreign currency translations,
   and payment from affiliate ...............................................     1,080,168     124,609,427     75,103,523
Net change in unrealized appreciation/(depreciation)
   of investment transactions, futures contracts, and
   foreign currency translations ............................................      (499,381)    (99,827,588)   (38,933,390)
                                                                                -----------   -------------   ------------
Increase/(decrease) in net assets from operations ...........................       542,683      25,487,031     38,217,847
                                                                                -----------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Institutional Shares .....................................................            --        (889,183)    (1,557,929)
   N Shares .................................................................            --              --       (302,028)
   A Shares .................................................................            --              --        (29,118)
   Exchange Shares ..........................................................            --              --             --
   Service Shares ...........................................................            --              --             --
                                                                                -----------   -------------   ------------
Total distributions from net investment income ..............................            --        (889,183)    (1,889,075)
                                                                                -----------   -------------   ------------
Net realized gains on investments
   Institutional Shares .....................................................      (931,644)    (86,243,470)   (49,298,907)
   N Shares .................................................................            --     (20,024,426)   (15,481,558)
   A Shares .................................................................            --      (3,262,573)    (1,581,364)
                                                                                -----------   -------------   ------------
Total distributions from net realized gains .................................      (931,644)   (109,530,469)   (66,361,829)
                                                                                -----------   -------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Increase/(decrease) in net assets from capital share transactions in
   Institutional Shares .....................................................    13,619,456       1,203,359    (12,242,601)
   N Shares .................................................................            --      24,660,833     81,445,509
   A Shares .................................................................            --     (49,404,621)     3,759,954
   Exchange Shares ..........................................................            --              --             --
   Service Shares ...........................................................            --              --             --
                                                                                -----------   -------------   ------------
Increase/(decrease) in net assets from capital share transactions ...........    13,619,456     (23,540,429)    72,962,862
                                                                                -----------   -------------   ------------
Redemption Fees .............................................................            41         121,874        321,854
                                                                                -----------   -------------   ------------
Total increase/(decrease) in net assets .....................................    13,230,536    (108,351,176)    43,251,659

NET ASSETS:
Beginning of period .........................................................     7,395,566     709,080,646    413,554,234
                                                                                -----------   -------------   ------------
End of period ...............................................................   $20,626,102   $ 600,729,470   $456,805,893
                                                                                ===========   =============   ============
End of period undistributed net investment income and accumulated net
   investment loss ..........................................................   $        --   $      42,229   $     93,210

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                       NET       NON-RECURRING
                                    ASSET                  REALIZED AND     PAYMENT        TOTAL      DISTRIBUTIONS   DISTRIBUTIONS
                                    VALUE       NET         UNREALIZED        FROM          FROM        FROM NET        FROM NET
                                  BEGINNING  INVESTMENT    GAIN/(LOSS)       FORMER      INVESTMENT    INVESTMENT       REALIZED
                                  OF PERIOD    INCOME    ON INVESTMENTS  ADMINISTRATOR   OPERATIONS      INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/06 to 06/30/06(8)             $1.00      $0.021        $--             $0.002       $0.023        $(0.021)         $--
12/31/05                             1.00       0.027         --                 --        0.027         (0.027)          --
12/31/04                             1.00       0.009         --                 --        0.009         (0.009)          --
12/31/03                             1.00       0.007         --                 --        0.007         (0.007)          --
12/31/02                             1.00       0.013         --                 --        0.013         (0.013)          --
12/31/01                             1.00       0.036         --                 --        0.036         (0.036)          --
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)             $1.00      $0.023        $--             $   --       $0.023        $(0.023)         $--
12/31/05                             1.00       0.030         --                 --        0.030         (0.030)          --
12/31/04                             1.00       0.012         --                 --        0.012         (0.012)          --
12/31/03                             1.00       0.010         --                 --        0.010         (0.010)          --
12/31/02                             1.00       0.016         --                 --        0.016         (0.016)          --
12/31/01                             1.00       0.040         --                 --        0.040         (0.040)          --
---------------------------------------------------------------------------------------------------------------------------------

-----------------
MONEY MARKET FUND
-----------------
CLASS A(6)
01/01/06 to 06/30/06(8)             $1.00      $0.021        $--             $0.002       $0.023        $(0.021)         $--
12/31/05                             1.00       0.028         --                 --        0.028         (0.028)          --
12/31/04                             1.00       0.009         --                 --        0.009         (0.009)          --
12/31/03                             1.00       0.007         --                 --        0.007         (0.007)          --
12/31/02                             1.00       0.015         --                 --        0.015         (0.015)          --
12/31/01                             1.00       0.038         --                 --        0.038         (0.038)          --

---------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)             $1.00      $0.023        $--             $   --       $0.023        $(0.023)         $--
12/31/05                             1.00       0.031         --                 --        0.031         (0.031)          --
12/31/04                             1.00       0.013         --                 --        0.013         (0.013)          --
12/31/03                             1.00       0.011         --                 --        0.011         (0.011)          --
12/31/02                             1.00       0.018         --                 --        0.018         (0.018)          --
12/31/01                             1.00       0.041         --                 --        0.041         (0.041)          --
---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE SHARES
01/01/06 to 06/30/06(8)             $1.00      $0.023        $--             $   --       $0.023        $(0.023)         $--
12/31/05                             1.00       0.031         --                 --        0.031         (0.031)          --
12/31/04                             1.00       0.013         --                 --        0.013         (0.013)          --
12/31/03                             1.00       0.010         --                 --        0.010         (0.010)          --
12/31/02                             1.00       0.018         --                 --        0.018         (0.018)          --
07/12/01(3) to 12/31/01              1.00       0.014         --                 --        0.014         (0.014)          --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/06 to 06/30/06(8)             $1.00      $0.014        $--             $0.002       $0.016        $(0.014)         $--
12/31/05                             1.00       0.019         --                 --        0.019         (0.019)          --
12/31/04                             1.00       0.007         --                 --        0.007         (0.007)          --
12/31/03                             1.00       0.005         --                 --        0.005         (0.005)          --
12/31/02                             1.00       0.010         --                 --        0.010         (0.010)          --
12/31/01                             1.00       0.023         --                 --        0.023         (0.023)          --

                       See Notes to Financial Statements.

                                                  DISTRIBUTIONS
                                                      FROM                        REDEMPTION    NET
                                                  NON-RECURRING                      FEES      ASSET
                                                     PAYMENT                       ADDED TO    VALUE
                                                   FROM FORMER        TOTAL        PAID-IN     END OF    TOTAL
                                                  ADMINISTRATOR   DISTRIBUTIONS    CAPITAL     PERIOD    RETURN
------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/06 to 06/30/06(8)                           $(0.002)        $(0.023)        $--          $ 1.00     2.31%(2)
12/31/05                                               --          (0.027)         --            1.00     2.70
12/31/04                                               --          (0.009)         --            1.00     0.88
12/31/03                                               --          (0.007)         --            1.00     0.67
12/31/02                                               --          (0.013)         --            1.00     1.30
12/31/01                                               --          (0.036)         --            1.00     3.68

------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)                           $    --         $(0.023)        $--          $ 1.00     2.28%(2)
12/31/05                                               --          (0.030)         --            1.00     3.06
12/31/04                                               --          (0.012)         --            1.00     1.23
12/31/03                                               --          (0.010)         --            1.00     1.02
12/31/02                                               --          (0.016)         --            1.00     1.65
12/31/01                                               --          (0.040)         --            1.00     4.04
------------------------------------------------------------------------------------------------------------------

-----------------
MONEY MARKET FUND
-----------------
CLASS A(6)
01/01/06 to 06/30/06(8)                           $(0.002)        $(0.023)        $--          $ 1.00     2.40%(2)
12/31/05                                               --          (0.028)         --            1.00     2.80
12/31/04                                               --          (0.009)         --            1.00     0.94
12/31/03                                               --          (0.007)         --            1.00     0.74
12/31/02                                               --          (0.015)         --            1.00     1.48
12/31/01                                               --          (0.038)         --            1.00     3.85

------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)                           $    --         $(0.023)        $--          $ 1.00     2.32%(2)
12/31/05                                               --          (0.031)         --            1.00     3.15
12/31/04                                               --          (0.013)         --            1.00     1.29
12/31/03                                               --          (0.011)         --            1.00     1.10
12/31/02                                               --          (0.018)         --            1.00     1.83
12/31/01                                               --          (0.041)         --            1.00     4.21
------------------------------------------------------------------------------------------------------------------

EXCHANGE SHARES
01/01/06 to 06/30/06(8)                           $    --         $(0.023)        $--          $ 1.00     2.32%(2)
12/31/05                                               --          (0.031)         --            1.00     3.15
12/31/04                                               --          (0.013)         --            1.00     1.28
12/31/03                                               --          (0.010)         --            1.00     1.05
12/31/02                                               --          (0.018)         --            1.00     1.79
07/12/01(3) to 12/31/01                                --          (0.014)         --            1.00     1.41(2)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/06 to 06/30/06(8)                           $(0.002)        $(0.016)        $--          $ 1.00     1.62%(2)
12/31/05                                               --          (0.019)         --            1.00     1.87
12/31/04                                               --          (0.007)         --            1.00     0.65
12/31/03                                               --          (0.005)         --            1.00     0.54
12/31/02                                               --          (0.010)         --            1.00     0.99
12/31/01                                               --          (0.023)         --            1.00     2.34

                                                 TOTAL RETURN                                        RATIO OF      RATIO OF NET
                                                   EXCLUDING             NET                         EXPENSES       INVESTMENT
                                                 NON-RECURRING         ASSETS       RATIO OF        TO AVERAGE        INCOME
                                                    PAYMENT            END OF      EXPENSES TO      NET ASSETS          TO
                                                  FROM FORMER          PERIOD      AVERAGE NET      (EXCLUDING      AVERAGE NET
                                                 ADMINISTRATOR          (000)        ASSETS          WAIVERS)         ASSETS
------------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/06 to 06/30/06(8)                                   2.11%(2)   $   196,706          0.54%(1)        0.60%(1)         4.19%(1)
12/31/05                                                    --           262,512          0.55            0.60             2.65
12/31/04                                                    --           234,751          0.56            0.60             0.88
12/31/03                                                    --           374,310          0.54            0.59             0.66
12/31/02                                                    --           302,126          0.55            0.61             1.27
12/31/01                                                    --           282,782          0.55            0.60             3.62

------------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)                                     --%      $   338,690          0.22%(1)        0.28%(1)         4.62%(1)
12/31/05                                                    --           215,132          0.20            0.25             3.00
12/31/04                                                    --           332,483          0.21            0.25             1.23
12/31/03                                                    --           249,842          0.19            0.24             1.01
12/31/02                                                    --           261,492          0.20            0.26             1.62
12/31/01                                                    --           249,444          0.20            0.25             4.01
------------------------------------------------------------------------------------------------------------------------------------

-----------------
MONEY MARKET FUND
-----------------
CLASS A(6)
01/01/06 to 06/30/06(8)                                   2.15%(2)   $   731,094          0.51%(1)        0.56%(1)         4.29%(1)
12/31/05                                                    --           920,774          0.52            0.60             2.72
12/31/04                                                    --         1,179,902          0.52            0.59             0.90
12/31/03                                                    --         1,301,168          0.52            0.58             0.75
12/31/02                                                    --         1,297,318          0.52            0.58             1.44
12/31/01                                                    --         1,542,392          0.54            0.58             3.81

------------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)                                     --%      $ 3,195,611          0.17%(1)        0.23%(1)         4.63%(1)
12/31/05                                                    --         3,724,311          0.17            0.25             3.16
12/31/04                                                    --         2,662,963          0.17            0.24             1.25
12/31/03                                                    --         3,788,967          0.17            0.23             1.10
12/31/02                                                    --         4,909,006          0.17            0.23             1.79
12/31/01                                                    --         2,237,567          0.19            0.23             4.16
------------------------------------------------------------------------------------------------------------------------------------

EXCHANGE SHARES
01/01/06 to 06/30/06(8)                                     --%      $ 1,055,920          0.17%(1)        0.23%(1)         4.63%(1)
12/31/05                                                    --         1,409,677          0.17            0.30             3.24
12/31/04                                                    --         1,029,184          0.17            0.30             1.35
12/31/03                                                    --           478,586          0.22            0.28             1.10
12/31/02                                                    --         1,434,436          0.22            0.28             1.70
07/12/01(3) to 12/31/01                                     --           343,617          0.24(1)         0.28(1)          2.69(1)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/06 to 06/30/06(8)                                   1.39%(2)   $   211,101          0.52%(1)        0.57%(1)         2.75%(1)
12/31/05                                                    --           257,842          0.57            0.60             1.87
12/31/04                                                    --           191,165          0.60            0.60             0.64
12/31/03                                                    --           237,835          0.57            0.58             0.54
12/31/02                                                    --           210,678          0.57            0.58             0.99
12/31/01                                                    --           230,533          0.58            0.58             2.35

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    NET
                                            NET                 REALIZED AND  NON-RECURRING
                                           ASSET                 UNREALIZED      PAYMENT       TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                           VALUE        NET     GAIN/(LOSS)       FROM          FROM       FROM NET      FROM NET
                                         BEGINNING  INVESTMENT      ON           FORMER      INVESTMENT   INVESTMENT     REALIZED
                                         OF PERIOD    INCOME    INVESTMENTS   ADMINISTRATOR  OPERATIONS     INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/06 to 06/30/06(8)                    $  1.00     $0.015      $    --        $ 0.001      $ 0.016      $(0.015)       $    --
12/31/05                                      1.00      0.022           --             --        0.022       (0.022)            --
12/31/04                                      1.00      0.010           --             --        0.010       (0.010)            --
12/31/03                                      1.00      0.009           --             --        0.009       (0.009)            --
12/31/02                                      1.00      0.013           --             --        0.013       (0.013)            --
12/31/01                                      1.00      0.027           --             --        0.027       (0.027)            --

---------
BOND FUND
---------
CLASS A
01/01/06 to 06/30/06(8)(10)                $ 10.01     $0.221      $(0.393)       $ 0.018      $(0.154)     $(0.218)       $    --
12/31/05                                     10.22      0.429       (0.211)            --        0.218       (0.430)            --
12/31/04                                     10.27      0.432       (0.048)            --        0.384       (0.434)            --
12/31/03                                     10.38      0.483       (0.110)            --        0.373       (0.483)            --
12/31/02                                     10.25      0.556        0.130             --        0.686       (0.556)            --
12/31/01                                     10.06      0.605        0.190             --        0.795       (0.605)            --

------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)             $  9.57     $0.004      $ 0.052        $    --      $ 0.056      $(0.006)       $    --
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                $ 10.01     $0.230      $(0.391)       $ 0.018      $(0.143)     $(0.230)       $    --
12/31/05                                     10.22      0.453       (0.210)            --        0.243       (0.455)            --
12/31/04                                     10.27      0.456       (0.047)            --        0.409       (0.459)            --
12/31/03                                     10.38      0.508       (0.110)            --        0.398       (0.508)            --
12/31/02                                     10.25      0.582        0.130             --        0.712       (0.582)            --
12/31/01                                     10.06      0.631        0.190             --        0.821       (0.631)            --

--------------------
HIGH YIELD BOND FUND
--------------------
CLASS A
01/01/06 to 06/30/06(8)(10)                $ 12.44     $0.406      $(0.402)       $ 0.013      $ 0.017      $(0.404)       $    --
12/31/05                                     13.07      0.799       (0.592)            --        0.207       (0.800)        (0.037)
05/18/04(3) to 12/31/04                      12.43      0.527        0.831             --        1.358       (0.527)        (0.191)

------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)             $ 11.98     $0.008      $ 0.062        $    --      $ 0.070      $(0.010)       $    --
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                $ 12.44     $0.419      $(0.400)       $ 0.013      $ 0.032      $(0.419)       $    --
12/31/05                                     13.07      0.831       (0.592)            --        0.239       (0.832)        (0.037)
12/31/04                                     12.83      0.878        0.431             --        1.309       (0.878)        (0.191)
12/31/03                                     11.74      0.887        1.175             --        2.062       (0.887)        (0.085)
9/23/02(3) to 12/31/02                       11.55      0.256        0.190             --        0.446       (0.256)            --

                       See Notes to Financial Statements.

                                         DISTRIBUTIONS                                                     TOTAL RETURN
                                             FROM                      REDEMPTION    NET                    EXCLUDING        NET
                                         NON-RECURRING                    FEES      ASSET                 NON-RECURRING     ASSETS
                                            PAYMENT                     ADDED TO    VALUE                    PAYMENT        END OF
                                          FROM FORMER       TOTAL        PAID-IN   END OF      TOTAL       FROM FORMER      PERIOD
                                         ADMINISTRATOR  DISTRIBUTIONS    CAPITAL   PERIOD     RETURN      ADMINISTRATOR      (000)
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/06 to 06/30/06(8)                     $(0.001)       $(0.016)     $   --     $ 1.00   1.66%(2)        1.56%(2)      $  976,775
12/31/05                                         --         (0.022)         --       1.00   2.23              --           1,035,130
12/31/04                                         --         (0.010)         --       1.00   1.00              --             759,266
12/31/03                                         --         (0.009)         --       1.00   0.90              --             847,140
12/31/02                                         --         (0.013)         --       1.00   1.35              --             815,171
12/31/01                                         --         (0.027)         --       1.00   2.70              --             788,162

---------
BOND FUND
---------
CLASS A
01/01/06 to 06/30/06(8)(10)                 $(0.018)       $(0.236)     $   --     $ 9.62  (1.56)%(2)(4)   (1.74)%(2)(4)  $    2,121
12/31/05                                         --         (0.430)      0.002(5)   10.01   2.18(4)           --                 784
12/31/04                                         --         (0.434)         --      10.22   3.82(4)           --                 843
12/31/03                                         --         (0.483)         --      10.27   3.67(4)           --                 715
12/31/02                                         --         (0.556)         --      10.38   6.91(4)           --                 824
12/31/01                                         --         (0.605)         --      10.25   8.05(4)           --                 235

------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)              $    --        $(0.006)     $   --     $ 9.62   0.58%(2)(9)       --%         $      101
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                 $(0.018)       $(0.248)     $0.001(5)  $ 9.62  (1.43)%(2)      (1.61)%(2)(4)  $  174,974
12/31/05                                         --         (0.455)      0.002(5)   10.01   2.44              --             181,761
12/31/04                                         --         (0.459)         --      10.22   4.07              --             174,597
12/31/03                                         --         (0.508)         --      10.27   3.93              --             123,365
12/31/02                                         --         (0.582)         --      10.38   7.18              --             216,106
12/31/01                                         --         (0.631)         --      10.25   8.32              --             218,944

--------------------
HIGH YIELD BOND FUND
--------------------
CLASS A
01/01/06 to 06/30/06(8)(10)                 $(0.013)       $(0.417)     $   --     $12.04   0.09%(2)(4)    (0.01)%(2)(4)  $      838
12/31/05                                         --         (0.837)         --      12.44   1.68(4)           --                 442
05/18/04(3) to 12/31/04                          --         (0.718)         --      13.07  11.15(2)(4)        --                 176

------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)              $    --        $(0.010)     $   --     $12.04   0.59%(2)(9)       --%         $      101
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                 $(0.013)       $(0.432)     $   --     $12.04   0.21%(2)        0.11%(2)(4)   $   73,593
12/31/05                                         --         (0.869)         --      12.44   1.94              --              74,697
12/31/04                                         --         (1.069)         --      13.07  10.65              --              83,101
12/31/03                                         --         (0.972)         --      12.83  18.15              --              62,926
9/23/02(3) to 12/31/02                           --         (0.256)         --      11.74   3.90(2)           --              18,088

                                                           RATIO OF     RATIO OF NET
                                                           EXPENSES      INVESTMENT
                                             RATIO OF     TO AVERAGE      INCOME
                                            EXPENSES TO   NET ASSETS        TO         PORTFOLIO
                                            AVERAGE NET   (EXCLUDING    AVERAGE NET    TURNOVER
                                              ASSETS       WAIVERS)        ASSETS        RATE
------------------------------------------------------------------------------------------------
----------------------------------------
TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/06 to 06/30/06(8)                      0.17%(1)       0.24%(1)      3.08%(1)        --%
12/31/05                                     0.22           0.25          2.22            --
12/31/04                                     0.25           0.25          0.99            --
12/31/03                                     0.22           0.23          0.89            --
12/31/02                                     0.22           0.23          1.34            --
12/31/01                                     0.23           0.23          2.62            --

---------
BOND FUND
---------
CLASS A
01/01/06 to 06/30/06(8)(10)                  0.82%(1)       1.11%(1)      4.46%(1)    183.28%(2)
12/31/05                                     0.82           1.13          4.01         51.90
12/31/04                                     0.85           1.18          4.24         75.40
12/31/03                                     0.85           1.19          4.64         66.64
12/31/02                                     0.85           1.21          5.36         65.39
12/31/01                                     0.85           1.17          5.80         84.37

------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)               1.60%(1)       1.70%(1)      4.32%(1)    183.28%(2)
------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                  0.54%(1)       0.86%(1)      4.72%(1)    183.28%(2)
12/31/05                                     0.57           0.88          4.26         51.90
12/31/04                                     0.60           0.93          4.45         75.40
12/31/03                                     0.60           0.94          4.89         66.64
12/31/02                                     0.60           0.96          5.69         65.39
12/31/01                                     0.60           0.92          6.15         84.37

--------------------
HIGH YIELD BOND FUND
--------------------
CLASS A
01/01/06 to 06/30/06(8)(10)                  0.84%(1)       1.01%(1)      6.58%(1)    102.96%(2)
12/31/05                                     0.83           1.03          6.55         41.97
05/18/04(3) to 12/31/04                      0.86(1)        1.01(1)       6.61(1)      57.38

------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)               1.77%(1)       1.77%(1)      6.05%(1)    102.96%(2)
------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                  0.59%(1)       0.78%(1)      6.82%(1)    102.96%(2)
12/31/05                                     0.58           0.78          6.80         41.97
12/31/04                                     0.61           0.76          6.80         57.38
12/31/03                                     0.61           0.73          7.11         81.50
9/23/02(3) to 12/31/02                       0.61(1)        1.41(1)       8.11(1)      38.03

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                NET
                                       NET                 REALIZED AND  NON-RECURRING
                                      ASSET                 UNREALIZED      PAYMENT       TOTAL     DISTRIBUTIONS  DISTRIBUTIONS
                                      VALUE        NET      GAIN/(LOSS)       FROM         FROM       FROM NET       FROM NET
                                    BEGINNING  INVESTMENT       ON           FORMER     INVESTMENT   INVESTMENT      REALIZED
                                    OF PERIOD    INCOME     INVESTMENTS  ADMINISTRATOR  OPERATIONS     INCOME         GAINS
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)           $16.50     $0.349      $(0.407)       $ 0.095       $ 0.037     $(0.344)       $    --
12/31/05                               16.84      0.655       (0.278)            --         0.377      (0.664)        (0.055)
12/31/04                               17.12      0.550       (0.094)            --         0.456      (0.550)        (0.186)
12/31/03                               17.63      0.667       (0.293)            --         0.374      (0.667)        (0.217)
12/31/02                               16.79      0.828        0.840             --         1.668      (0.828)            --
12/31/01                               16.55      0.963        0.240             --         1.203      (0.963)            --
--------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)           $16.50     $0.365      $(0.404)       $ 0.095       $ 0.056     $(0.365)       $    --
12/31/05                               16.84      0.697       (0.277)            --         0.420      (0.706)        (0.055)
12/31/04                               17.12      0.593       (0.094)            --         0.499      (0.593)        (0.186)
12/31/03                               17.63      0.711       (0.293)            --         0.418      (0.711)        (0.217)
12/31/02                               16.79      0.870        0.840             --         1.710      (0.870)            --
12/31/01                               16.55      1.005        0.240             --         1.245      (1.005)            --
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)           $11.16     $0.226      $(0.242)       $ 0.020       $ 0.004     $(0.224)       $    --
12/31/05                               11.41      0.466       (0.250)            --         0.216      (0.466)            --
12/31/04                               11.55      0.451       (0.140)            --         0.311      (0.451)            --
12/31/03                               11.48      0.424        0.070             --         0.494      (0.424)            --
12/31/02                               10.91      0.453        0.570             --         1.023      (0.453)            --
01/17/01(3) to 12/31/01                10.95      0.456       (0.040)            --         0.416      (0.456)            --
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)        $10.91     $0.004      $ 0.011        $    --       $ 0.015     $(0.005)       $    --
--------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)           $11.16     $0.237      $(0.240)       $ 0.020       $ 0.017     $(0.237)       $    --
12/31/05                               11.41      0.494       (0.250)            --         0.244      (0.494)            --
12/31/04                               11.55      0.479       (0.140)            --         0.339      (0.479)            --
12/31/03                               11.48      0.452        0.070             --         0.522      (0.452)            --
12/31/02                               10.91      0.481        0.570             --         1.051      (0.481)            --
12/31/01                               10.82      0.506        0.090             --         0.596      (0.506)            --

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)           $10.04     $0.195      $(0.211)       $ 0.018       $ 0.002     $(0.193)       $    --
12/31/05                               10.29      0.359       (0.248)            --         0.111      (0.361)            --
12/31/04                               10.38      0.362       (0.090)            --         0.272      (0.362)            --
12/31/03                               10.40      0.414       (0.020)            --         0.394      (0.414)            --
12/31/02                               10.31      0.524        0.090             --         0.614      (0.524)            --
12/31/01                               10.12      0.566        0.190             --         0.756      (0.566)            --
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)        $ 9.80     $0.004      $ 0.030        $    --       $ 0.034     $(0.004)       $    --
--------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                   DISTRIBUTIONS                                                    TOTAL RETURN
                                        FROM                     REDEMPTION    NET                    EXCLUDING       NET
                                   NON-RECURRING                    FEES      ASSET                 NON-RECURRING   ASSETS
                                      PAYMENT                     ADDED TO    VALUE                    PAYMENT      END OF
                                    FROM FORMER       TOTAL       PAID-IN     END OF      TOTAL     FROM FORMER     PERIOD
                                   ADMINISTRATOR  DISTRIBUTIONS   CAPITAL     PERIOD     RETURN     ADMINISTRATOR   (000)
-----------------------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)           $(0.095)       $(0.439)    $ 0.002(5)   $16.10   0.25%(2)(4)  (0.34)%(2)(4)  $  6,556
12/31/05                                   --         (0.719)      0.002(5)    16.50   2.23(4)         --             2,480
12/31/04                                   --         (0.736)         --       16.84   2.79(4)         --             2,976
12/31/03                                   --         (0.884)         --       17.12   2.15(4)         --             2,394
12/31/02                                   --         (0.828)         --       17.63  10.12(4)         --             2,324
12/31/01                                   --         (0.963)         --       16.79   7.47(4)         --               552
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)           $(0.094)       $(0.459)    $ 0.003(5)   $16.10   0.37%(2)     (0.21)%(2)     $ 18,958
12/31/05                                   --         (0.761)      0.001(5)    16.50   2.49            --            20,235
12/31/04                                   --         (0.779)         --       16.84   3.05            --            41,993
12/31/03                                   --         (0.928)         --       17.12   2.40            --            66,162
12/31/02                                   --         (0.870)         --       17.63  10.39            --            75,573
12/31/01                                   --         (1.005)         --       16.79   7.74            --            61,383
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)           $(0.020)       $(0.244)    $    --      $10.92   0.03%(2)(4)  (0.15)%(2)(4)  $ 17,637
12/31/05                                   --         (0.466)         --       11.16   1.93(4)         --             1,802
12/31/04                                   --         (0.451)         --       11.41   2.76(4)         --             2,185
12/31/03                                   --         (0.424)         --       11.55   4.38(4)         --             2,102
12/31/02                                   --         (0.453)         --       11.48   9.55(4)         --             1,648
01/17/01(3) to 12/31/01                    --         (0.456)         --       10.91   3.85(2)(4)      --               131
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)        $    --        $(0.005)    $    --      $10.92   0.14%(2)(9)     --%         $    100
-----------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)           $(0.020)       $(0.257)    $    --      $10.92   0.16%(2)     (0.03)%(2)     $224,834
12/31/05                                   --         (0.494)         --       11.16   2.19            --           229,320
12/31/04                                   --         (0.479)         --       11.41   3.02            --           232,419
12/31/03                                   --         (0.452)         --       11.55   4.64            --           236,282
12/31/02                                   --         (0.481)         --       11.48   9.82            --           246,217
12/31/01                                   --         (0.506)         --       10.91   5.58            --           218,956

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)           $(0.019)       $(0.212)    $    --      $ 9.83   0.02%(2)(4)  (0.17)%(2)(4)  $  7,561
12/31/05                                   --         (0.361)         --       10.04   1.10(4)         --             3,707
12/31/04                                   --         (0.362)         --       10.29   2.66(4)         --             4,350
12/31/03                                   --         (0.414)         --       10.38   3.85(4)         --             4,547
12/31/02                                   --         (0.524)         --       10.40   6.14(4)         --             4,756
12/31/01                                   --         (0.566)         --       10.31   7.60(4)         --               960
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)        $    --        $(0.004)    $    --      $ 9.83   0.35%(2)(9)     --%         $    100
-----------------------------------------------------------------------------------------------------------------------------
                                                   RATIO OF   RATIO OF NET
                                                   EXPENSES    INVESTMENT
                                       RATIO OF   TO AVERAGE    INCOME
                                     EXPENSES TO  NET ASSETS      TO        PORTFOLIO
                                     AVERAGE NET  (EXCLUDING  AVERAGE NET   TURNOVER
                                       ASSETS       WAIVERS)     ASSETS       RATE
--------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)             0.69%(1)    1.32%(1)      4.28%(1)    6.50%(2)
12/31/05                                0.73        1.19          3.58       70.97
12/31/04                                0.75        1.09          3.23       35.37
12/31/03                                0.75        1.14          3.82       58.97
12/31/02                                0.75        1.32          4.58       61.56
12/31/01                                0.75        1.33          5.68       52.17
--------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)             0.44%(1)    1.07%(1)      4.51%(1)    6.50%(2)
12/31/05                                0.48        0.94          3.76       70.97
12/31/04                                0.50        0.84          3.48       35.37
12/31/03                                0.50        0.89          4.07       58.97
12/31/02                                0.50        1.07          5.05       61.56
12/31/01                                0.50        1.08          5.98       52.17
--------------------------------------------------------------------------------------

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)             0.70%(1)    0.92%(1)      4.02%(1)   38.24%(2)
12/31/05                                0.64        0.92          4.13       46.00
12/31/04                                0.69        0.95          3.94       26.94
12/31/03                                0.70        0.97          3.69       40.20
12/31/02                                0.52        1.14          3.96       61.27
01/17/01(3) to 12/31/01                 0.50(1)     1.11(1)       4.19(1)   100.00
--------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)          1.60%(1)    1.64%(1)      3.26%(1)   38.24%(2)
--------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)             0.42%(1)    0.69%(1)      4.33%(1)   38.24%(2)
12/31/05                                0.39        0.67          4.38       46.00
12/31/04                                0.44        0.70          4.19       26.94
12/31/03                                0.45        0.72          3.94       40.20
12/31/02                                0.27        0.89          4.29       61.27
12/31/01                                0.25        0.86          4.60      100.00

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)             0.82%(1)    1.06%(1)      3.93%(1)   19.69%(2)
12/31/05                                0.82        1.17          3.55       46.25
12/31/04                                0.85        1.19          3.50       68.37
12/31/03                                0.85        1.22          3.95       61.21
12/31/02                                0.85        1.25          4.89       66.14
12/31/01                                0.85        1.21          5.37       56.36
--------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)          1.69%(1)    1.69%(1)      3.50%(1)   19.69%
--------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             NET                     NET       NON-RECURRING
                                            ASSET                REALIZED AND     PAYMENT        TOTAL   DISTRIBUTIONS DISTRIBUTIONS
                                            VALUE       NET       UNREALIZED       FROM          FROM       FROM NET      FROM NET
                                          BEGINNING  INVESTMENT  GAIN/(LOSS)      FORMER       INVESTMENT  INVESTMENT     REALIZED
                                          OF PERIOD    INCOME   ON INVESTMENTS  ADMINISTRATOR  OPERATIONS     INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)                $10.04      $0.206       $(0.201)       $0.018        $ 0.023    $(0.205)      $    --
12/31/05                                    10.29       0.385        (0.248)           --          0.137     (0.387)           --
12/31/04                                    10.38       0.387        (0.090)           --          0.297     (0.387)           --
12/31/03                                    10.40       0.440        (0.020)           --          0.420     (0.440)           --
12/31/02                                    10.31       0.549         0.090            --          0.639     (0.549)           --
12/31/01                                    10.12       0.592         0.190            --          0.782     (0.592)           --

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS A
01/01/06 to 06/30/06(8)(10)                $10.74      $0.235       $(0.246)       $0.023        $ 0.012    $(0.229)      $    --
12/31/05                                    11.02       0.470        (0.200)           --          0.270     (0.470)       (0.080)
12/31/04                                    11.33       0.475        (0.123)           --          0.352     (0.475)       (0.187)
12/31/03                                    11.19       0.468         0.140            --          0.608     (0.468)           --
12/31/02                                    10.54       0.500         0.650            --          1.150     (0.500)           --
01/31/01(3) to 12/31/01                     10.44       0.457         0.100            --          0.557     (0.457)           --
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)             $10.49      $0.004       $ 0.011        $   --        $ 0.015    $(0.005)      $    --
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                $10.74      $0.242       $(0.240)       $0.023        $ 0.025    $(0.242)      $    --
12/31/05                                    11.02       0.497        (0.200)           --          0.297     (0.497)       (0.080)
12/31/04                                    11.33       0.503        (0.123)           --          0.380     (0.503)       (0.187)
12/31/03                                    11.19       0.496         0.140            --          0.636     (0.496)           --
12/31/02                                    10.54       0.527         0.650            --          1.177     (0.527)           --
12/31/01                                    10.45       0.528         0.090            --          0.618     (0.528)           --

-------------
BALANCED FUND
-------------
CLASS A
01/01/06 to 06/30/06(8)(10)                $14.69      $0.166       $(0.019)       $0.016        $ 0.163    $(0.156)      $(0.192)
12/31/05                                    14.97       0.269         0.793            --          1.062     (0.259)       (1.083)
12/31/04                                    13.49       0.242         1.496            --          1.738     (0.244)       (0.014)
12/31/03                                    11.53       0.230         1.950            --          2.180     (0.220)           --
12/31/02                                    13.00       0.278        (1.469)           --         (1.191)    (0.279)           --
12/31/01                                    13.26       0.333        (0.216)           --          0.117     (0.335)       (0.042)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)             $14.24      $0.007       $ 0.233        $   --        $ 0.240    $    --       $    --
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                $14.72      $0.174       $(0.012)       $0.016        $ 0.178    $(0.171)      $(0.192)
12/31/05                                    14.99       0.296         0.812            --          1.108     (0.295)       (1.083)
12/31/04                                    13.50       0.272         1.504            --          1.776     (0.272)       (0.014)
12/31/03                                    11.54       0.251         1.958            --          2.209     (0.249)           --
12/31/02                                    13.01       0.310        (1.470)           --         (1.160)    (0.310)           --
12/31/01                                    13.27       0.362        (0.216)           --          0.146     (0.364)       (0.042)

                       See Notes to Financial Statements.

                                           DISTRIBUTIONS                                                          TOTAL RETURN
                                               FROM                        REDEMPTION     NET                      EXCLUDING
                                           NON-RECURRING                       FEES      ASSET                   NON-RECURRING
                                              PAYMENT                        ADDED TO    VALUE                      PAYMENT
                                            FROM FORMER        TOTAL         PAID-IN    END OF    TOTAL           FROM FORMER
                                           ADMINISTRATOR   DISTRIBUTIONS     CAPITAL    PERIOD    RETURN         ADMINISTRATOR
---------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)                   $(0.018)        $(0.223)        $   --     $ 9.84    0.24%(2)          0.06%(2)
12/31/05                                           --          (0.387)            --      10.04    1.36                --
12/31/04                                           --          (0.387)            --      10.29    2.92                --
12/31/03                                           --          (0.440)            --      10.38    4.11                --
12/31/02                                           --          (0.549)            --      10.40    6.40                --
12/31/01                                           --          (0.592)            --      10.31    7.86                --

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS A
01/01/06 to 06/30/06(8)(10)                   $(0.023)        $(0.252)        $   --     $10.50    0.11%(2)(4)      (0.11)%(2)(4)
12/31/05                                           --          (0.550)            --      10.74    2.50(4)             --
12/31/04                                           --          (0.662)            --      11.02    3.21(4)             --
12/31/03                                           --          (0.468)            --      11.33    5.55(4)             --
12/31/02                                           --          (0.500)            --      11.19   11.15(4)             --
01/31/01(3) to 12/31/01                            --          (0.457)            --      10.54    5.40(2)(4)          --
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)                $    --         $(0.005)        $   --     $10.50    0.15%(2)(9)         --%
---------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                   $(0.023)        $(0.265)        $   --     $10.50    0.23%(2)         0. 01%(2)
12/31/05                                           --          (0.577)            --      10.74    2.76                --
12/31/04                                           --          (0.690)            --      11.02    3.46                --
12/31/03                                           --          (0.496)            --      11.33    5.81                --
12/31/02                                           --          (0.527)            --      11.19   11.42                --
12/31/01                                           --          (0.528)            --      10.54    6.02                --

-------------
BALANCED FUND
-------------
CLASS A
01/01/06 to 06/30/06(8)(10)                   $(0.016)        $(0.364)        $0.001(5)  $14.49    1.07%(2)(4)       0.97%(2)(4)
12/31/05                                           --          (1.342)            --      14.69    7.14(4)             --
12/31/04                                           --          (0.258)            --      14.97   13.02(4)             --
12/31/03                                           --          (0.220)            --      13.49   19.07(4)             --
12/31/02                                           --          (0.279)            --      11.53   (9.26)(4)            --
12/31/01                                           --          (0.377)            --      13.00    0.97(4)             --
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)                $    --         $    --         $   --     $14.48    1.69%(2)(9)         --%
---------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                   $(0.016)        $(0.379)        $0.001(5)  $14.52    1.18%(2)          1.07%(2)
12/31/05                                           --          (1.378)            --      14.72    7.45                --
12/31/04                                           --          (0.286)            --      14.99   13.32                --
12/31/03                                           --          (0.249)            --      13.50   19.33                --
12/31/02                                           --          (0.310)            --      11.54   (9.02)               --
12/31/01                                           --          (0.406)            --      13.01    1.21                --

                                                                     RATIO OF    RATIO OF NET
                                              NET                    EXPENSES     INVESTMENT
                                            ASSETS     RATIO OF     TO AVERAGE      INCOME
                                            END OF    EXPENSES TO   NET ASSETS        TO        PORTFOLIO
                                            PERIOD    AVERAGE NET   (EXCLUDING    AVERAGE NET    TURNOVER
                                            (000)       ASSETS       WAIVERS)        ASSETS        RATE
----------------------------------------------------------------------------------------------------------
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)                $253,899      0.56%(1)     0.90%(1)      4.17%(1)     19.69%(2)
12/31/05                                    257,274      0.57         0.92          3.80         46.25
12/31/04                                    250,644      0.60         0.94          3.75         68.37
12/31/03                                    279,109      0.60         0.97          4.20         61.21
12/31/02                                    237,566      0.60         1.00          5.35         66.14
12/31/01                                    230,499      0.60         0.96          5.73         56.36

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS A
01/01/06 to 06/30/06(8)(10)                $ 28,961      0.73%(1)     1.02%(1)      4.33%(1)     38.89%(2)
12/31/05                                      4,197      0.70         0.99          4.30         41.86
12/31/04                                      4,136      0.77         1.04          4.24         32.57
12/31/03                                      3,098      0.76         1.04          4.15         42.58
12/31/02                                      4,296      0.56         1.20          4.52         86.76
01/31/01(3) to 12/31/01                         796      0.52(1)      1.16(1)       4.60(1)     168.31
----------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)             $    100      1.62%(1)     1.77%(1)      3.42%(1)     38.89%(2)
----------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                $ 77,035      0.47%(1)     0.78%(1)      4.58%(1)     38.89%(2)
12/31/05                                     75,285      0.45         0.74          4.55         41.86
12/31/04                                     76,362      0.52         0.79          4.49         32.57
12/31/03                                     86,812      0.51         0.79          4.40         42.58
12/31/02                                    106,975      0.31         0.95          4.84         86.76
12/31/01                                    105,448      0.27         0.91          4.99        168.31

-------------
BALANCED FUND
-------------
CLASS A
01/01/06 to 06/30/06(8)(10)                $ 13,517      1.04%(1)     1.10%(1)      2.19%(1)     33.24%(2)
12/31/05                                      2,953      1.04         1.09          1.74         61.49
12/31/04                                      1,641      1.13         1.20          1.69         65.60
12/31/03                                        442      1.13         1.29          1.80         76.53
12/31/02                                        260      1.13         1.37          2.25         69.89
12/31/01                                        294      1.13         1.16          2.52         65.21
----------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)             $    101      1.82%(1)     1.82%(1)      4.51%(1)     33.24%(2)
----------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)                $ 71,694      0.77%(1)     0.85%(1)      2.34%(1)     33.24%(2)
12/31/05                                     71,570      0.79         0.84          1.95         61.49
12/31/04                                     64,065      0.88         0.95          1.94         65.60
12/31/03                                     56,553      0.88         1.04          2.05         76.53
12/31/02                                     47,015      0.88         1.12          2.50         69.89
12/31/01                                     52,552      0.88         1.10          2.77         65.21

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   NET                        NET         NON-RECURRING
                                  ASSET                   REALIZED AND       PAYMENT         TOTAL     DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE         NET        UNREALIZED         FROM           FROM         FROM NET       FROM NET
                                BEGINNING   INVESTMENT    GAIN/(LOSS)        FORMER       INVESTMENT     INVESTMENT      REALIZED
                                OF PERIOD     INCOME     ON INVESTMENTS   ADMINISTRATOR   OPERATIONS       INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $20.91      $ 0.073        $ 0.392          $0.054         $ 0.519       $(0.024)        $(0.492)
12/31/05                          21.66        0.070          1.803              --           1.873        (0.072)         (2.551)
12/31/04                          20.24        0.078          2.521              --           2.599        (0.095)         (1.084)
12/31/03                          15.57        0.035          4.671              --           4.706        (0.036)             --
12/31/02                          20.73        0.009         (4.883)             --          (4.874)       (0.008)         (0.278)
12/31/01                          24.61       (0.025)        (3.000)             --          (3.025)           --          (0.855)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $20.45      $ 0.004        $ 0.396          $   --         $ 0.400       $    --         $    --
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)      $21.19      $ 0.081        $ 0.410          $0.055         $ 0.546       $(0.050)        $(0.492)
12/31/05                          21.91        0.117          1.837              --           1.954        (0.123)         (2.551)
12/31/04                          20.44        0.144          2.544              --           2.688        (0.134)         (1.084)
12/31/03                          15.73        0.083          4.710              --           4.793        (0.083)             --
12/31/02                          20.96        0.053         (4.953)             --          (4.900)       (0.052)         (0.278)
12/31/01                          24.84        0.031         (3.031)             --          (3.000)       (0.025)         (0.855)

---------------------
EMERGING MARKETS FUND
---------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $12.27      $ 0.013        $ 0.748          $0.007         $ 0.768       $(0.062)        $(0.579)
12/31/05                          10.88        0.103          3.137              --           3.240        (0.086)         (1.764)
12/31/04                           9.94        0.030          1.864              --           1.894        (0.096)         (0.860)
12/31/03                           6.60        0.040          3.315              --           3.355        (0.017)             --
12/31/02                           6.75        0.002         (0.154)             --          (0.152)           --              --
12/31/01                           6.82        0.024         (0.075)             --          (0.051)       (0.019)             --
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $11.72      $(0.022)       $ 0.692          $   --         $ 0.670       $    --         $    --
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)      $12.43      $ 0.125        $ 0.665          $0.007         $ 0.797       $(0.091)        $(0.579)
12/31/05                          11.01        0.145          3.151              --           3.296        (0.112)         (1.764)
12/31/04                          10.03        0.106          1.843              --           1.949        (0.110)         (0.860)
12/31/03                           6.66        0.046          3.355              --           3.401        (0.033)             --
12/31/02                           6.80        0.019         (0.148)             --          (0.129)       (0.015)             --
12/31/01                           6.88        0.043         (0.085)             --          (0.042)       (0.038)             --

-----------
EQUITY FUND
-----------
CLASS A
01/01/06 to 06/30/06(8)(10)      $13.97       $0.099        $ 0.770          $0.035         $ 0.904       $(0.035)        $(0.219)
12/31/05                          13.53        0.130          1.520              --           1.650        (0.140)         (1.070)
12/31/04                          11.56        0.041          2.015              --           2.056        (0.086)             --
12/31/03                           9.02        0.034          2.523              --           2.557        (0.017)             --
12/31/02                          11.45        0.021         (2.440)             --          (2.419)       (0.011)             --
12/31/01                          12.55        0.011         (0.406)             --          (0.395)       (0.011)         (0.694)

                       See Notes to Financial Statements.

                                 DISTRIBUTIONS                                                          TOTAL RETURN
                                      FROM                       REDEMPTION    NET                         EXCLUDING
                                 NON-RECURRING                      FEES      ASSET                      NON-RECURRING
                                    PAYMENT                       ADDED TO    VALUE                         PAYMENT
                                  FROM FORMER        TOTAL         PAID-IN    END OF    TOTAL             FROM FORMER
                                 ADMINISTRATOR   DISTRIBUTIONS     CAPITAL    PERIOD    RETURN           ADMINISTRATOR
------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
CLASS A
01/01/06 to 06/30/06(8)(10)         $(0.054)        $(0.570)       $0.001(5)  $20.86      2.39%(2)(4)      2.14%(2)(4)
12/31/05                                 --          (2.623)           --      20.91      8.70(4)            --
12/31/04                                 --          (1.179)           --      21.66     13.01(4)            --
12/31/03                                 --          (0.036)           --      20.24     30.23(4)            --
12/31/02                                 --          (0.286)           --      15.57    (23.67)(4)           --
12/31/01                                 --          (0.855)           --      20.73    (12.53)(4)           --
------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)      $    --         $    --        $   --     $20.85      1.96%(2)(9)        --%
------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)         $(0.055)        $(0.597)       $0.001(5)  $21.14      2.49%(2)         2.24%(2)
12/31/05                                 --          (2.674)           --      21.19      8.97               --
12/31/04                                 --          (1.218)           --      21.91     13.32               --
12/31/03                                 --          (0.083)           --      20.44     30.49               --
12/31/02                                 --          (0.330)           --      15.73    (23.54)              --
12/31/01                                 --          (0.880)           --      20.96    (12.31)              --

---------------------
EMERGING MARKETS FUND
---------------------
CLASS A
01/01/06 to 06/30/06(8)(10)         $(0.007)        $(0.648)       $   --     $12.39      5.84%(2)(4)      5.79%(2)(4)
12/31/05                                 --          (1.850)           --      12.27     31.08(4)            --
12/31/04                                 --          (0.956)        0.002(5)   10.88     19.67(4)            --
12/31/03                                 --          (0.017)        0.002(5)    9.94     50.87(4)            --
12/31/02                                 --              --         0.002(5)    6.60     (2.22)(4)           --
12/31/01                                 --          (0.019)           --       6.75     (0.74)(4)           --
------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)      $    --         $    --        $   --     $12.39      5.98%(2)(9)        --%
------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)         $(0.007)        $(0.677)       $   --     $12.55      6.00%(2)         5.95%(2)
12/31/05                                 --          (1.876)           --      12.43     31.23               --
12/31/04                                 --          (0.970)        0.001(5)   11.01     20.04               --
12/31/03                                 --          (0.033)        0.002(5)   10.03     51.11               --
12/31/02                                 --          (0.015)        0.004(5)    6.66     (1.84)              --
12/31/01                                 --          (0.038)           --       6.80     (0.60)              --

-----------
EQUITY FUND
-----------
CLASS A
01/01/06 to 06/30/06(8)(10)         $(0.031)        $(0.285)       $0.001(5)  $14.59      6.43%(2)(4)      6.22%(2)(4)
12/31/05                                 --          (1.210)           --      13.97     12.18(4)            --
12/31/04                                 --          (0.086)           --      13.53     17.85(4)            --
12/31/03                                 --          (0.017)           --      11.56     28.39(4)            --
12/31/02                                 --          (0.011)           --       9.02    (21.15)(4)           --
12/31/01                                 --          (0.705)           --      11.45     (3.27)(4)           --

                                                           RATIO OF    RATIO OF NET
                                    NET                    EXPENSES     INVESTMENT
                                  ASSETS     RATIO OF     TO AVERAGE      INCOME
                                  END OF    EXPENSES TO   NET ASSETS        TO        PORTFOLIO
                                  PERIOD    AVERAGE NET   (EXCLUDING    AVERAGE NET   TURNOVER
                                   (000)      ASSETS       WAIVERS)       ASSETS        RATE
------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $ 11,530     1.16%(1)      1.21%(1)      0.62%(1)     33.49%(2)
12/31/05                            1,009     1.18          1.22          0.29         79.92
12/31/04                              809     1.25          1.27          0.42         83.50
12/31/03                              531     1.35          1.48          0.22         76.15
12/31/02                              552     1.35          1.49          0.02         67.66
12/31/01                              649     1.35          1.46         (0.11)        41.63
------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $    102     1.94%(1)      1.94%(1)      1.68%(1)     33.49%(2)
------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)      $136,885     0.90%(1)      0.97%(1)      0.75%(1)     33.49%(2)
12/31/05                          135,587     0.93          0.97          0.54         79.92
12/31/04                          128,125     1.00          1.02          0.67         83.50
12/31/03                          127,233     1.10          1.23          0.47         76.15
12/31/02                           98,487     1.10          1.24          0.27         67.66
12/31/01                          150,175     1.10          1.21          0.14         41.63

---------------------
EMERGING MARKETS FUND
---------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $  6,011     1.59%(1)      1.82%(1)      0.18%(1)     40.79%(2)
12/31/05                            1,205     1.70          1.85          0.91         42.91
12/31/04                              916     1.83          1.85          0.49         49.13
12/31/03                              364     1.83          1.86          0.62         19.99
12/31/02                              118     1.91          1.96          0.03         34.20
12/31/01                                6     1.99          2.08          0.68         26.93
------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $    106     2.55%(1)      2.55%(1)    (17.03)%(1)    40.79%(2)
------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)      $234,372     1.31%(1)      1.58%(1)      1.88%(1)     40.79%(2)
12/31/05                          329,081     1.45          1.60          1.20         42.91
12/31/04                          302,250     1.58          1.60          0.92         49.13
12/31/03                          289,492     1.58          1.61          0.83         19.99
12/31/02                           96,652     1.66          1.71          0.41         34.20
12/31/01                           40,063     1.74          1.89          0.78         26.93

-----------
EQUITY FUND
-----------
CLASS A
01/01/06 to 06/30/06(8)(10)      $ 27,410     1.06%(1)      1.11%(1)      1.25%(1)     28.51%(2)
12/31/05                            2,416     1.12          1.16          1.00         62.67
12/31/04                            1,127     1.19          1.19          0.71         72.72
12/31/03                              339     1.19          1.21          0.38         81.21
12/31/02                              199     1.20          1.22          0.28         61.83
12/31/01                              161     1.19          1.20          0.26         77.79

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   NET                         NET        NON-RECURRING
                                  ASSET                   REALIZED AND       PAYMENT         TOTAL     DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE         NET        UNREALIZED          FROM          FROM         FROM NET        FROM NET
                                BEGINNING   INVESTMENT    GAIN/(LOSS)         FORMER      INVESTMENT    INVESTMENT        REALIZED
                                OF PERIOD     INCOME     ON INVESTMENTS   ADMINISTRATOR   OPERATIONS      INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $14.20      $ 0.009        $ 0.371          $   --         $ 0.380      $    --         $    --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)      $13.88      $ 0.064        $ 0.815          $0.035         $ 0.914      $(0.051)        $(0.219)
12/31/05                          13.44        0.170          1.513              --           1.683       (0.173)         (1.070)
12/31/04                          11.48        0.111          1.961              --           2.072       (0.112)             --
12/31/03                           8.98        0.065          2.501              --           2.566       (0.066)             --
12/31/02                          11.43        0.056         (2.449)             --          (2.393)      (0.057)             --
12/31/01                          12.55        0.062         (0.426)             --          (0.364)      (0.062)         (0.694)
------------------------------------------------------------------------------------------------------------------------------------

----------
INDEX FUND
----------
CLASS A(6)
01/01/06 to 06/30/06((8)10)      $19.68      $ 0.148        $ 0.355          $0.229         $ 0.732      $(0.161)        $(0.112)
12/31/05                          22.08        0.300          0.851              --           1.151       (0.331)         (3.224)
12/31/04                          21.54        0.299          1.851              --           2.150       (0.301)         (1.309)
12/31/03                          18.05        0.224          4.728              --           4.952       (0.226)         (1.236)
12/31/02                          23.90        0.194         (5.503)             --          (5.309)      (0.191)         (0.350)
12/31/01                          28.39        0.177         (3.752)             --          (3.575)      (0.178)         (0.737)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)      $19.69      $ 0.160        $ 0.359          $0.213         $ 0.732      $(0.174)        $(0.112)
12/31/05                          22.09        0.380          0.808              --           1.188       (0.369)         (3.224)
12/31/04                          21.55        0.362          1.844              --           2.206       (0.357)         (1.309)
12/31/03                          18.06        0.275          4.726              --           5.001       (0.275)         (1.236)
12/31/02                          23.91        0.244         (5.501)             --          (5.257)      (0.243)         (0.350)
12/31/01                          28.39        0.241         (3.742)             --          (3.501)      (0.242)         (0.737)
------------------------------------------------------------------------------------------------------------------------------------

------------------
INTERNATIONAL FUND
------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $17.03      $ 0.070        $ 1.619          $0.024         $ 1.713      $(0.049)        $    --
12/31/05                          15.18        0.108          1.917              --           2.025       (0.175)             --
12/31/04                          13.19        0.089          2.015              --           2.104       (0.114)             --
12/31/03                           9.35        0.030          3.928              --           3.958       (0.132)             --
12/31/02                          11.57        0.079         (2.311)             --          (2.232)          --              --
12/31/01                          14.38        0.016         (2.815)             --          (2.799)      (0.011)             --
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $17.99      $(0.012)       $ 0.692          $   --         $ 0.680      $    --         $    --
------------------------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)      $17.64      $ 0.227        $ 1.552          $0.025         $ 1.804      $(0.099)        $    --
12/31/05                          15.70        0.214          1.919              --           2.133       (0.193)             --
12/31/04                          13.63        0.135          2.081              --           2.216       (0.146)             --
12/31/03                           9.81        0.165          3.800              --           3.965       (0.160)             --
12/31/02                          11.54        0.092         (1.808)             --          (1.716)      (0.068)             --
12/31/01                          14.36        0.055         (2.825)             --          (2.770)      (0.050)             --

                       See Notes to Financial Statements.

                                DISTRIBUTIONS                                                         TOTAL RETURN
                                    FROM                        REDEMPTION      NET                     EXCLUDING
                                NON-RECURRING                      FEES        ASSET                  NON-RECURRING
                                   PAYMENT                       ADDED TO      VALUE                     PAYMENT
                                 FROM FORMER        TOTAL         PAID-IN      END OF    TOTAL         FROM FORMER
                                ADMINISTRATOR   DISTRIBUTIONS     CAPITAL      PERIOD   RETURN        ADMINISTRATOR
---------------------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)        $    --         $    --       $   --    $ 14.58     2.68%(2)(9)       --%
---------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)           $ (0.035)       $(0.305)      $0.001(5) $ 14.49     6.56%(2)        6.31%(2)
12/31/05                                   --          (1.243)          --      13.88    12.52              --
12/31/04                                   --          (0.112)          --      13.44    18.14              --
12/31/03                                   --          (0.066)          --      11.48    28.68              --
12/31/02                                   --          (0.057)          --       8.98   (20.99)             --
12/31/01                                   --          (0.756)          --      11.43    (3.00)             --
---------------------------------------------------------------------------------------------------------------------

----------
INDEX FUND
----------
CLASS A(6)
01/01/06 to 06/30/06((8)10)           $(0.229)        $(0.502)      $   --    $ 19.91     3.69%(2)(4)     2.54%(2)(4)
12/31/05                                   --          (3.555)       0.004(5)   19.68     5.15              --
12/31/04                                   --          (1.610)          --      22.08    10.21              --
12/31/03                                   --          (1.462)          --      21.54    27.82              --
12/31/02                                   --          (0.541)          --      18.05   (22.43)             --
12/31/01                                   --          (0.915)          --      23.90   (12.57)             --
---------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)           $(0.216)        $(0.502)      $   --    $ 19.92     3.63%(2)        2.55%(2)
12/31/05                                   --          (3.593)       0.005(5)   19.69     5.38              --
12/31/04                                   --          (1.666)          --      22.09    10.48              --
12/31/03                                   --          (1.511)          --      21.55    28.11              --
12/31/02                                   --          (0.593)          --      18.06   (22.21)             --
12/31/01                                   --          (0.979)          --      23.91   (12.30)             --
---------------------------------------------------------------------------------------------------------------------

------------------
INTERNATIONAL FUND
------------------
CLASS A
01/01/06 to 06/30/06(8)(10)           $(0.024)        $(0.073)      $   --    $ 18.67    10.13%(2)(4)     9.93%(2)(4)
12/31/05                                   --          (0.175)          --      17.03    13.34(4)           --
12/31/04                                   --          (0.114)          --      15.18    16.17(4)           --
12/31/03                                   --          (0.132)       0.014(5)   13.19    42.33(4)           --
12/31/02                                   --              --        0.012(5)    9.35   (19.19)(4)          --
12/31/01                                   --          (0.011)          --      11.57   (19.47)(4)          --
---------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)        $    --         $    --       $   --    $ 18.67     3.84%(2)(9)       --%
---------------------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)           $(0.025)        $(0.124)      $   --    $ 19.32    10.29%(2)       10.10%(2)
12/31/05                                   --          (0.193)          --      17.64    13.60              --
12/31/04                                   --          (0.146)          --      15.70    16.48              --
12/31/03                                   --          (0.160)       0.015(5)   13.63    40.44              --
12/31/02                                   --          (0.068)       0.054(5)    9.81   (14.41)             --
12/31/01                                   --          (0.050)          --      11.54   (19.29)             --

                                                             RATIO OF      RATIO OF NET
                                   NET                       EXPENSES       INVESTMENT
                                  ASSETS      RATIO OF      TO AVERAGE        INCOME
                                  END OF    EXPENSES TO     NET ASSETS          TO           PORTFOLIO
                                  PERIOD    AVERAGE NET     (EXCLUDING      AVERAGE NET       TURNOVER
                                  (000)        ASSETS        WAIVERS)         ASSETS            RATE
----------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)  $     103          1.88%(1)       1.88%(1)         5.50%(1)      28.51%(2)
----------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)     $ 269,955          0.86%(1)       0.93%(1)         0.89%(1)      28.51%(2)
12/31/05                          261,584          0.87           0.91             1.20          62.67
12/31/04                          244,336          0.94           0.94             0.91          72.72
12/31/03                          229,673          0.94           0.96             0.63          81.21
12/31/02                          238,301          0.95           0.97             0.53          61.83
12/31/01                          313,186          0.94           0.95             0.51          77.79
----------------------------------------------------------------------------------------------------------

----------
INDEX FUND
----------
CLASS A(6)
01/01/06 to 06/30/06((8)10)     $  13,882          0.54%(1)       0.63%(1)         1.48%(1)       1.90%(2)
12/31/05                           14,963          0.57           0.64             1.34           6.34
12/31/04                           17,457          0.68           0.68             1.34           2.67
12/31/03                           19,986          0.68           0.72             1.12           1.72
12/31/02                           17,339          0.70           0.78             0.93           6.42
12/31/01                           24,449          0.70           0.75             0.68           4.26
----------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)     $  61,438          0.41%(1)       0.56%(1)         1.60%(1)       1.90%(2)
12/31/05                           76,163          0.40           0.45             1.45           6.34
12/31/04                          311,422          0.43           0.43             1.59           2.67
12/31/03                          353,889          0.43           0.47             1.37           1.72
12/31/02                          354,499          0.45           0.53             1.18           6.42
12/31/01                          432,923          0.45           0.50             0.93           4.26
----------------------------------------------------------------------------------------------------------

------------------
INTERNATIONAL FUND
------------------
CLASS A
01/01/06 to 06/30/06(8)(10)     $   3,683          1.28%(1)       1.46%(1)         0.69%(1)      72.05%(2)
12/31/05                              349          1.44           1.59             0.93          44.03
12/31/04                              101          1.58           1.60             0.71          27.84
12/31/03                               57          1.57           1.60             0.27          35.15
12/31/02                                6          1.65           1.68             0.71          22.38
12/31/01                                3          1.61           1.62             0.18          38.32
----------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)  $     104          2.02%(1)       2.02%(1)        (5.98)%(1)     72.05%(2)
----------------------------------------------------------------------------------------------------------

CLASS I
01/01/06 to 06/30/06(8)(10)     $ 261,065          1.02%(1)       1.28%(1)         2.41%(1)      72.05%(2)
12/31/05                          242,629          1.19           1.34             1.33          44.03
12/31/04                          210,109          1.33           1.35             0.96          27.84
12/31/03                          171,921          1.36           1.39             1.40          35.15
12/31/02                          141,034          1.40           1.43             0.85          22.38
12/31/01                          177,337          1.36           1.37             0.75          38.32

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET                        NET         NON-RECURRING
                                   ASSET                   REALIZED AND       PAYMENT         TOTAL     DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE         NET        UNREALIZED          FROM          FROM        FROM NET       FROM NET
                                 BEGINNING   INVESTMENT    GAIN/(LOSS)         FORMER      INVESTMENT    INVESTMENT      REALIZED
                                 OF PERIOD     INCOME     ON INVESTMENTS   ADMINISTRATOR   OPERATIONS      INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
06/26/06(3) to 06/30/06(8)(10)   $ 13.47      $ 0.001       $ 0.479           $    --       $ 0.480      $      --        $   --
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $ 13.47      $    --       $ 0.470           $    --       $ 0.470      $      --        $   --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)      $ 13.56      $(0.034)      $ 0.495           $ 0.005       $ 0.466      $      --        $(0.071)
12/31/05                           13.71       (0.025)        0.512                --         0.487             --         (0.637)
12/31/04                           11.39       (0.064)        2.384                --         2.320             --             --
12/31/03                            7.68       (0.044)        3.754                --         3.710             --             --
12/31/02                            9.68       (0.032)       (1.968)               --        (2.000)            --             --
01/09/01(3) to 12/31/01            10.00       (0.014)       (0.306)               --        (0.320)            --             --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $ 20.81      $ 0.001       $ 1.075           $ 0.034       $ 1.110      $      --        $(1.016)
12/31/05                           24.03       (0.089)        1.159                --         1.070             --         (4.294)
12/31/04                           22.27        0.042         5.003                --         5.045         (0.025)        (3.322)
12/31/03                           14.85       (0.057)        7.714                --         7.657             --         (0.238)
12/31/02                           17.43       (0.118)       (2.463)               --        (2.581)            --             --
12/31/01                           19.62       (0.154)       (1.767)               --        (1.921)            --         (0.269)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $ 20.31      $ 0.003       $ 0.557           $    --       $ 0.560      $      --        $    --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)      $ 21.48      $ 0.004       $ 1.125           $ 0.035       $ 1.164      $  (0.002)       $(1.016)
12/31/05                           24.64        0.042         1.133                --         1.175         (0.045)        (4.294)
12/31/04                           22.74        0.083         5.161                --         5.244         (0.059)        (3.322)
12/31/03                           15.12       (0.024)        7.881                --         7.857             --         (0.238)
12/31/02                           17.70       (0.086)       (2.496)               --        (2.582)            --             --
12/31/01                           19.88       (0.119)       (1.792)               --        (1.911)            --         (0.269)

--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $ 47.02      $ 0.317       $ 1.362           $0.046        $ 1.725      $      --        $(1.881)
12/31/05                           50.35        0.173         4.180               --          4.353         (0.135)        (7.581)
12/31/04                           44.92        0.198        12.004               --         12.202         (0.229)        (6.826)
12/31/03                           31.69        0.271        13.243               --         13.514         (0.286)            --
12/31/02                           36.78        0.042        (4.767)              --         (4.725)        (0.064)        (0.306)
12/31/01                           37.28        0.049         1.901               --          1.950         (0.049)        (2.401)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $ 45.40      $ 0.032       $ 1.388           $   --        $ 1.420      $      --        $    --
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                 DISTRIBUTIONS                                                          TOTAL RETURN
                                      FROM                       REDEMPTION     NET                       EXCLUDING
                                 NON-RECURRING                      FEES       ASSET                    NON-RECURRING
                                    PAYMENT                       ADDED TO     VALUE                       PAYMENT
                                  FROM FORMER        TOTAL         PAID-IN    END OF        TOTAL        FROM FORMER
                                 ADMINISTRATOR   DISTRIBUTIONS     CAPITAL    PERIOD       RETURN       ADMINISTRATOR
----------------------------------------------------------------------------------------------------------------------
----------------------
SMALL-CAP GROWTH FUND
----------------------
CLASS A
06/26/06(3) to 06/30/06(8)(10)   $     --          $     --      $    --      $ 13.95     3.56%(2)         --%
----------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $     --          $     --      $    --      $ 13.94     3.49%(2)(9)      --%
----------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)      $ (0.005)         $ (0.076)     $    --      $ 13.95     3.40%(2)       3.37%(2)
12/31/05                               --            (0.637)          --        13.56     3.40             --
12/31/04                               --                --           --        13.71    20.37             --
12/31/03                               --                --           --        11.39    48.31             --
12/31/02                               --                --           --         7.68   (20.66)            --
01/09/01(3) to 12/31/01                --                --           --         9.68    (3.20)(2)         --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $ (0.034)         $ (1.050)     $    --      $ 20.87     5.01%(2)(4)    4.86%(2)(4)
12/31/05                               --            (4.294)       0.004(5)     20.81     4.28(4)          --
12/31/04                               --            (3.347)       0.062(5)     24.03    23.88(4)(7)       --
12/31/03                               --            (0.238)       0.001(5)     22.27    51.62(4)          --
12/31/02                               --                --        0.001(5)     14.85   (14.80)(4)         --
12/31/01                               --            (0.269)          --        17.43    (9.83)(4)         --

----------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $     --          $     --      $    --      $ 20.87     2.76%(2)(9)      --%
----------------------------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)      $ (0.036)         $ (1.054)     $    --      $ 21.59     5.16%(2)       4.99%(2)(4)
12/31/05                               --            (4.339)       0.004(5)     21.48     4.55             --
12/31/04                               --            (3.381)       0.037(5)     24.64    24.16(7)          --
12/31/03                               --            (0.238)       0.001(5)     22.74    52.02             --
12/31/02                               --                --        0.002(5)     15.12   (14.58)            --
12/31/01                               --            (0.269)          --        17.70    (9.65)            --

---------------------
SMALL-CAP VALUE FUND
---------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $ (0.045)         $ (1.926)     $ 0.001(5)   $ 46.82     3.46%(2)(4)    3.37%(2)(4)
12/31/05                               --            (7.716)       0.033(5)     47.02     8.63(4)          --
12/31/04                               --            (7.056)       0.283(5)     50.35    28.62(4)(7)       --
12/31/03                               --            (0.286)       0.002(5)     44.92    42.68(4)          --
12/31/02                               --            (0.370)       0.005(5)     31.69   (12.98)(4)         --
12/31/01                               --            (2.450)          --        36.78     5.31(4)          --
----------------------------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $     --          $     --      $    --      $ 46.82     3.13%(2)(9)      --%
----------------------------------------------------------------------------------------------------------------------

                                                           RATIO OF    RATIO OF NET
                                  NET                      EXPENSES     INVESTMENT
                                 ASSETS       RATIO OF    TO AVERAGE      INCOME
                                 END OF     EXPENSES TO   NET ASSETS        TO        PORTFOLIO
                                 PERIOD     AVERAGE NET   (EXCLUDING    AVERAGE NET    TURNOVER
                                 (000)         ASSETS      WAIVERS)       ASSETS         RATE
--------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
06/26/06(3) to 06/30/06(8)(10)   $    104     1.41%(1)     1.58%(1)       0.73%(1)       41.76%(2)
--------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $    103     2.14%(1)     2.31%(1)      (0.01)%(1)      41.76%(2)
--------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)      $ 20,743     0.97%(1)     1.21%(1)      (0.47)%(1)      41.76%(2)
12/31/05                           20,626     0.96         1.46          (0.38)         100.38
12/31/04                            7,396     1.00         1.48          (0.53)          99.76
12/31/03                            8,506     1.00         1.44          (0.48)         124.27
12/31/02                            7,278     1.00         1.36          (0.38)         107.48
01/09/01(3) to 12/31/01             7,854     1.00(1)      2.53(1)       (0.15)(1)       59.94(1)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $108,380     1.18%(1)     1.22%(1)       0.01%(1)       36.73%(2)
12/31/05                           12,094     1.19         1.22          (0.18)          76.08
12/31/04                           66,179     1.25         1.25           0.33           63.79
12/31/03                            3,047     1.45         1.50          (0.30)          83.34
12/31/02                              777     1.45         1.52          (0.76)          76.97
12/31/01                              246     1.45         1.50          (0.92)          85.04
--------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $    128     2.00%(1)     2.00%(1)       1.29%(1)       36.73%(2)
--------------------------------------------------------------------------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)      $446,555     0.93%(1)     1.00%(1)       0.04%(1)       36.73%(2)
12/31/05                          480,501     0.94         0.97           0.16           76.08
12/31/04                          544,635     1.00         1.00           0.36           63.79
12/31/03                          472,228     1.20         1.25          (0.13)          83.34
12/31/02                          323,683     1.20         1.27          (0.51)          76.97
12/31/01                          411,368     1.20         1.25          (0.67)          85.04

--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
01/01/06 to 06/30/06(8)(10)      $139,238     1.12%(1)     1.16%(1)       1.15%(1)       40.86%(2)
12/31/05                           11,226     1.15         1.19           0.24           74.30
12/31/04                            8,352     1.18         1.19           0.57           69.98
12/31/03                            1,557     1.20         1.24           0.83          106.69
12/31/02                              669     1.24         1.34           0.18          134.99
12/31/01                              341     1.24         1.33           0.11           80.85
--------------------------------------------------------------------------------------------------
CLASS C
06/26/06(3) to 06/30/06(8)(10)   $    128     1.94%(1)     1.94%(1)       6.30%(1)       40.86%(2)
--------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              PHOENIX INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                      NET         NON-RECURRING
                                    ASSET                 REALIZED AND       PAYMENT         TOTAL     DISTRIBUTIONS   DISTRIBUTIONS
                                    VALUE       NET        UNREALIZED          FROM          FROM         FROM NET        FROM NET
                                  BEGINNING  INVESTMENT   GAIN/(LOSS)         FORMER      INVESTMENT     INVESTMENT       REALIZED
                                  OF PERIOD    INCOME    ON INVESTMENTS   ADMINISTRATOR   OPERATIONS       INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)        $ 47.40    $ 0.080       $  1.673        $  0.046       $  1.799       $ (0.013)      $ (1.881)
12/31/05                             50.67      0.266          4.246              --          4.512         (0.241)        (7.581)
12/31/04                             45.10      0.333         12.228              --         12.561         (0.274)        (6.826)
12/31/03                             31.79      0.408         13.260              --         13.668         (0.360)            --
12/31/02                             36.88      0.154         (4.814)             --         (4.660)        (0.131)        (0.306)
12/31/01                             37.35      0.117          1.931              --          2.048         (0.117)        (2.401)

(1)   Annualized.

(2) Total returns and portfolio turnover for periods of less than one year are not annualized.

(3)   Date commenced operations.

(4)   Sales load is not reflected in total return.

(5) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.

(6) Prior year and current period information represents the N Shares which converted to Class A on June 26, 2006.

(7) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

(8)   Unaudited.

(9)   Contingent deferred sales load is not included in total return.

(10)  Computed using average shares outstanding.

                       See Notes to Financial Statements.

                                  DISTRIBUTIONS                                                        TOTAL RETURN
                                      FROM                        REDEMPTION     NET                    EXCLUDING
                                  NON-RECURRING                      FEES       ASSET                  NON-RECURRING
                                     PAYMENT                       ADDED TO     VALUE                    PAYMENT
                                   FROM FORMER       TOTAL          PAID-IN     END OF       TOTAL     FROM FORMER
                                  ADMINISTRATOR   DISTRIBUTIONS     CAPITAL     PERIOD      RETURN     ADMINISTRATOR
--------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)         $ (0.046)       $ (1.940)     $ 0.001(5)    $ 47.26     3.59%(2)       3.50%(2)
12/31/05                                  --          (7.822)       0.040(5)      47.40     8.90             --
12/31/04                                  --          (7.100)       0.109(5)      50.67    28.93(7)          --
12/31/03                                  --          (0.360)       0.002(5)      45.10    43.04             --
12/31/02                                  --          (0.437)       0.007(5)      31.79   (12.76)            --
12/31/01                                  --          (2.518)          --         36.88     5.57             --

                                                               RATIO OF    RATIO OF NET
                                      NET                      EXPENSES     INVESTMENT
                                     ASSETS      RATIO OF     TO AVERAGE      INCOME
                                     END OF     EXPENSES TO   NET ASSETS        TO        PORTFOLIO
                                     PERIOD     AVERAGE NET   (EXCLUDING    AVERAGE NET   TURNOVER
                                     (000)        ASSETS       WAIVERS)       ASSETS        RATE
-----------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS I
01/01/06 to 06/30/06(8)(10)         $ 332,147     0.86%(1)      0.93%(1)      0.33%(1)      40.86%(2)
12/31/05                              335,085     0.90          0.94          0.49          74.30
12/31/04                              369,311     0.93          0.94          0.69          69.98
12/31/03                              308,693     0.95          0.99          1.08         106.69
12/31/02                              216,922     0.99          1.09          0.43         134.99
12/31/01                              248,031     0.99          1.08          0.36          80.85

                       See Notes to Financial Statements.

                           PHOENIX INSIGHT FUNDS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (UNAUDITED)

1.    ORGANIZATION

      Phoenix Insight Funds Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a open-end management investment company. Currently eighteen diversified funds are offered for sale (each a "Fund") each having a distinct investment objective as outlined below:

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                            INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS:
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Government Money Market Fund         To seek to provide as high a level of current income from government
("Government Money Market Fund")                     obligations as is consistent with preservation of capital and liquidity.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Money Market Fund                    To seek to provide as high a level of current income as is consistent with
("Money Market Fund")                                its investment policies and with preservation of capital and liquidity.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Tax-Exempt Money Market Fund         To seek to provide as high a level of current income that is exempt from
("Tax-Exempt Money Market Fund")                     federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.
-------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS:
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Bond Fund                            To seek to provide a high level of total return, including a competitive
("Bond Fund")                                        level of current income.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight High Yield Bond Fund                 To seek to provide a high level of total return through a combination of
("High Yield Bond Fund")                             income and capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Intermediate Government Bond Fund    To seek to provide a high level of current income, consistent with
("Intermediate Government Bond Fund")                preservation of capital.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Intermediate Tax-Exempt Bond Fund    To seek to provide a high level of current income that is exempt from
("Intermediate Tax-Exempt Bond Fund")                federal income tax.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Short/Intermediate Bond Fund         To seek to provide a high level of total return, including a competitive
("Short/Intermediate Bond Fund")                     level of current income.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Tax-Exempt Bond Fund                 To seek to provide a high level of current income that is exempt from
("Tax-Exempt Bond Fund")                             federal income tax.
-------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS:
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Balanced Fund                        To seek to provide current income and capital appreciation.
("Balanced Fund")
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Core Equity Fund                     To seek to provide capital appreciation.
("Core Equity Fund")
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Emerging Markets Fund                To seek to provide capital appreciation.
("Emerging Markets Fund")
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Equity Fund                          To seek to provide capital appreciation and current income.
("Equity Fund")
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Index Fund                           To seek to provide the return and risk characteristics of the S&P 500(R)
("Index Fund")                                       Index.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight International Fund                   To seek to provide capital appreciation, with income as a secondary
("International Fund")                               objective.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Small-Cap Growth Fund                To seek to provide capital appreciation.
("Small-Cap Growth Fund")
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Small-Cap Opportunity Fund           To seek to provide capital appreciation.
("Small-Cap Opportunity Fund")
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Insight Small-Cap Value Fund                 To seek to provide capital appreciation, with income as a secondary
("Small-Cap Value Fund")                             objective.
-------------------------------------------------------------------------------------------------------------------------------

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

      The Funds offer the following classes of shares for sale:

                                                             Class A   Class C   Class I   Exchange
                                                              Shares   Shares    Shares     Shares
                                                             -------   -------   -------   --------
Phoenix Insight Government Money Market Fund
   ("Government Money Market Fund") ......................      X         --        X         --
Phoenix Insight Money Market Fund
   ("Money Market Fund") .................................      X         --        X          X
Phoenix Insight Tax-Exempt Money Market Fund
   ("Tax-Exempt Money Market Fund") ......................      X         --        X         --
Phoenix Insight Bond Fund ("Bond Fund") ..................      X         X         X         --
Phoenix Insight High Yield Bond Fund
   ("High Yield Bond Fund") ..............................      X         X         X         --
Phoenix Insight Intermediate Government Bond Fund
   ("Intermediate Government Bond Fund") .................      X         --        X         --
Phoenix Insight Intermediate Tax-Exempt Bond Fund
   ("Intermediate Tax-Exempt Bond Fund") .................      X         X         X         --
Phoenix Insight Short/Intermediate Bond Fund
   ("Short/Intermediate Bond Fund") ......................      X         X         X         --
Phoenix Insight Tax-Exempt Bond Fund
   ("Tax-Exempt Bond Fund") ..............................      X         X         X         --
Phoenix Insight Balanced Fund ("Balanced Fund") ..........      X         X         X         --
Phoenix Insight Core Equity Fund
   ("Core Equity Fund") ..................................      X         X         X         --
Phoenix Insight Emerging Markets Fund
   ("Emerging Markets Fund") .............................      X         X         X         --
Phoenix Insight Equity Fund ("Equity Fund") ..............      X         X         X         --
Phoenix Insight Index Fund ("Index Fund") ................      X         --        X         --
Phoenix Insight International Fund
   ("International Fund") ................................      X         X         X         --
Phoenix Insight Small-Cap Growth Fund
   ("Small-Cap Growth Fund") .............................      X         X         X         --
Phoenix Insight Small-Cap Opportunity Fund
   ("Small-Cap Opportunity Fund") ........................      X         X         X         --
Phoenix Insight Small-Cap Value Fund
   ("Small-Cap Value Fund") ..............................      X         X         X         --

      As of June 26, 2006, Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75%, Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75%. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within two years on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Institutional Class ("Class I") and Exchange shares are sold without a sales charge.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

      Prior to June 26, 2006, Class A shares of each Fund that offered A shares were sold at a public offering price which was equal to the current net asset value of such shares plus a maximum front-end sales load of 5.50% for the Equity Funds, 4.50% for the Bond Fund, High Yield Bond Fund, and Tax-Exempt Bond Fund, and 3.50% for the

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, and Short/Intermediate Bond Fund. In addition to discourage short-term trading, shareholders were charged a 2.00% fee if they redeemed or exchanged shares from any of the Funds with the exception of the Money Market Funds within 30 days of acquisition.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2006, the total value of these securities represented approximately 3.75% of the net assets of Intermediate Government Bond Fund.

      The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not completed their evaluation of the impact that will result from adopting FIN 48.

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Dividends from the Money Market Funds and the Fixed Income Funds are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    FORWARD CURRENCY CONTRACTS:

     Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

      At June 30, 2006, the Funds had entered into forward currency contracts as follows:

Emerging Markets Fund

                                                                       Net
                                                                    Unrealized
Contract to            In Exchange    Settlement                   Appreciation
Sell                      for            Date         Value      (Depreciation)
------------------   --------------   ----------   -----------   ---------------
KOR 13,064,000,000   USD 13,727,448      6/11/07   $13,936,995   $     (209,547)
ZAR    122,510,666   USD 17,740,000      5/29/07    16,697,137        1,042,863
ZAR     61,211,870   USD  8,870,000      5/29/07     8,342,645          527,355
                                                                 --------------
                                                                 $    1,360,671

International Fund

                                                                       Net
                                                                    Unrealized
Contract to            In Exchange    Settlement                   Appreciaion
Sell                       for           Date         Value       (Depreciation)
------------------   --------------   ----------   -----------   ---------------
AUD      4,720,000   USD  3,484,304     12/11/06   $ 3,499,327   $      (15,023)
CHF     15,820,000   USD 13,045,271     12/11/06    13,166,116         (120,845)
EUR     15,245,000   USD 19,455,671     12/11/06    19,705,803         (250,132)
GBP      8,690,000   USD 16,042,609     12/12/06    16,121,340          (78,731)
JPY    909,660,000   USD  8,129,949     12/11/06     8,137,804           (7,855)
KOR    936,000,000   USD    983,534      6/11/07       998,548          (15,014)
                                                                 ---------------
                                                                 $     (487,600)

AUD    Australian Dollar           JPY   Japanese Yen
CHF    Swiss Franc                 KOR   Korean Won
EUR    Euro                        USD   United States Dollars
GBP    Great Britain Pound         ZAR   South African Rand

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

I.    FUTURES:

      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

      At June 30, 2006, the Index Fund had entered into futures contracts as follows:

                                                 Value of                       Net
                                                Contracts      Market       Unrealized
                     Expiration    Number of       When       Value of      Appreciation
                        Date       Contracts      Opened      Contracts    (Depreciation)
                    ------------   ---------   -----------   -----------  ---------------
S&P 500(R) Index    September '06      7        $2,207,713   $2,238,950       $31,237

J.    REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

K.    REPURCHASE AGREEMENTS:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

M.    INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:

      Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

N.    SHORT SALES

      A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      Effective May 18, 2006, Phoenix Investment Counsel Inc. ("PIC"), (the "Adviser") became the Adviser to the Insight Funds. As compensation for its services to the Trust, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

      Bond Fund ........................................................   0.50%
      High Yield Bond Fund .............................................   0.45
      Intermediate Government Bond Fund ................................   0.45
      Intermediate Tax-Exempt Bond Fund ................................   0.45
      Short/Intermediate Bond Fund .....................................   0.55
      Tax-Exempt Bond Fund .............................................   0.45
      Balanced Fund ....................................................   0.50
      Core Equity Fund .................................................   0.70
      Emerging Markets Fund ............................................   1.00
      Equity Fund ......................................................   0.70
      Index Fund .......................................................   0.20
      International Fund ...............................................   0.85
      Small-Cap Growth Fund ............................................   0.75
      Small-Cap Opportunity Fund .......................................   0.75
      Small-Cap Value Fund .............................................   0.70

      As compensation for its services to the Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market Fund the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund's daily net assets 0.14% of each Fund's first $100 million plus 0.10% of the Fund's remaining net assets. These rates remain unchanged during the period.

      Effective May 18, 2006, the Adviser has contractually agreed to limit each Fund's operating expenses (excluding interest, taxes, and extraordinary expenses), through December 31, 2007, so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                  Class A   Class C   Class I(1)
                                                  -------   -------   ----------
Phoenix Insight Short/Intermediate Bond ........   0.95%     1.70%      0.75%
Phoenix Insight Small-Cap Growth ...............   1.40%     2.15%      1.20%
Phoenix Insight Tax-Exempt Bond ................   0.85%     1.60%      0.65%
Phoenix Insight Bond ...........................   0.85%     1.60%      0.65%
Phoenix Insight Intermediate Tax-Exempt ........   0.85%     1.60%      0.65%
Phoenix Insight Intermediate Government ........   0.75%       --       0.55%

      (1) These percentages do not include the waiver of the Institutional Shares shareholder servicing fees of 0.05%. The funds' distributor has contractually agreed to waive this fee through April 30, 2007.

      The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

      Prior to May 18, 2006, Harris Investment Management, Inc. ("HIM") served as the investment adviser for each Fund. Pursuant to an advisory contract for each Fund, HIM received compensation based upon the following annual rates as a percentage of the average daily net asset value of each Fund:

      Bond Fund ......................................................     0.65%
      High Yield Bond Fund ...........................................     0.45%
      Intermediate Government Bond Fund ..............................     0.45%
      Intermediate Tax-Exempt Bond Fund ..............................     0.45%
      Short/Intermediate Bond Fund ...................................     0.70%
      Tax-Exempt Bond Fund ...........................................     0.45%
      Balanced Fund ..................................................     0.50%
      Core Equity Fund ...............................................     0.70%
      Emerging Markets Fund ..........................................     1.25%
      Equity Fund ....................................................     0.70%
      Index Fund .....................................................     0.20%
      International Fund .............................................     1.05%
      Small-Cap Growth Fund ..........................................     0.75%
      Small-Cap Opportunity Fund .....................................     0.75%
      Small-Cap Value Fund ...........................................     0.70%

      Prior  to  May  18,   2006,   HIM  and  Harris  N.A.   ("Harris"   or  the
"Administrator") voluntarily waived the following Advisory and Administrative fees, respectively:

                                                       Advisory   Administrative
                                                        Waivers       Waivers
                                                       --------   --------------
      Government Money Market Fund .................   $     --   $    197,926
      Money Market Fund ............................         --      2,126,161
      Tax-Exempt Money Market Fund .................         --        478,846
      Bond Fund ....................................    205,984         66,993
      High Yield Bond Fund .........................     38,989         27,383
      Intermediate Government Bond Fund ............     42,802          9,219
      Intermediate Tax-Exempt Bond Fund ............    231,437         88,594
      Short/Intermediate Bond Fund .................    328,379         94,328
      Tax-Exempt Bond Fund .........................    102,268         39,149
      Balanced Fund ................................         --         30,855
      Core Equity Fund .............................         --         54,090
      Emerging Markets Fund ........................    187,146        127,880
      Equity Fund ..................................         --        107,054
      Index Fund ...................................     34,444         31,917
      International Fund ...........................    140,648         96,086
      Small-Cap Growth Fund ........................     13,666          7,861
      Small-Cap Opportunity Fund ...................         --        219,608
      Small-Cap Value Fund .........................         --        179,180

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

      For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers paid by PIC.

      Effective May 18, 2006, HIM is a sub-adviser to all of the Funds, with the exception of the Emerging Markets Fund, the International Fund, the Bond Fund and the High Yield Bond Fund. For its services PIC pays HIM a fee based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

      Balanced Fund .................................................     0.280%
      Core Equity Fund ..............................................     0.380%
      Equity Fund ...................................................     0.380%
      Index Fund ....................................................     0.130%
      Small-Cap Growth Fund .........................................     0.405%
      Small-Cap Opportunity Fund ....................................     0.405%
      Small-Cap Value Fund ..........................................     0.380%
      Intermediate Government Bond Fund .............................     0.255%
      Intermediate Tax-Exempt Bond Fund .............................     0.255%
      Short/Intermediate Bond Fund ..................................     0.305%
      Tax-Exempt Bond Fund ..........................................     0.255%

      Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market Fund: 0.07% of each Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

      Effective May 18, 2006, Vontobel Asset Management, Inc. ("Vontobel") is a sub-adviser to the Emerging Markets Fund and the International Fund. For its services, PIC pays Vontobel a subadvisory fee on the assets managed by Vontobel as follows:

                                             First      Net Assets Over     All
                                         $200 Million     $200 Million    Assets
                                         ------------   ---------------   ------
      Emerging Markets Fund ..........      0.50%            0.45%           --
      International Fund .............        --               --         0.425%

      Prior to May 18, 2006, Hansberger Global Investors, Inc. served as the subadviser to the International Fund and the Emerging Markets Fund.

      Effective May 18, 2006, Seneca Capital LLC ("Seneca") is a sub-adviser to the Bond Fund and the High Yield Bond Fund. For its services, PIC pays Seneca a subadvisory fee on the assets managed by Seneca as follows:

      Bond Fund .....................................................     0.250%
      High Yield Bond Fund ..........................................     0.225%

      Prior to May 18, 2006, HIM Monegy, Inc., a wholly-owned subsidiary of HIM, served as the subadviser to the High Yield Bond Fund.

      As a distributor of each Fund's shares effective May 18, 2006, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the period of May 18, 2006 to June 30, 2006, as follows:

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                       Class A
                                                                     Net Selling
                                                                     Commissions
                                                                     -----------
      Bond Fund .................................................           --
      High Yield Bond Fund ......................................           --
      Intermediate Government Bond Fund .........................         $  3
      Intermediate Tax-Exempt Bond Fund .........................           14
      Short/Intermediate Bond Fund ..............................            2
      Tax-Exempt Bond Fund ......................................           29
      Balanced Fund .............................................          716
      Core Equity Fund ..........................................          143
      Emerging Markets Fund .....................................           --
      Equity Fund ...............................................           71
      Index Fund ................................................           15
      International Fund ........................................           11
      Small-Cap Growth Fund .....................................           --
      Small-Cap Opportunity Fund ................................          751
      Small-Cap Value Fund ......................................          159

      For Class C which incepted on June 26, 2006, the deferred sales charges retained at June 30, 2006 was $0.

      Effective May 18, 2006 (June 26, 2006, for Class C) each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                       Class A   Class C  Class I(1)  Class E(2)
                                       -------   -------  ----------  ----------
Government Money Market Fund ........  0.35%(3)     --       0.05%         --
Money Market Fund ...................  0.35%(3)     --       0.05%       0.05%
Tax-Exempt Money Market Fund ........  0.35%(3)     --       0.05%         --
Bond Fund ...........................  0.25%      1.00%      0.05%         --
High Yield Bond Fund ................  0.25%      1.00%      0.05%         --
Intermediate Government Bond Fund ...  0.25%        --       0.05%         --
Intermediate Tax-Exempt Bond Fund ...  0.25%      1.00%      0.05%         --
Short/Intermediate Bond Fund ........  0.25%      1.00%      0.05%         --
Tax-Exempt Bond Fund ................  0.25%      1.00%      0.05%         --
Balanced Fund .......................  0.25%      1.00%      0.05%         --
Core Equity Fund ....................  0.25%      1.00%      0.05%         --
Emerging Markets Fund ...............  0.25%      1.00%      0.05%         --
Equity Fund .........................  0.25%      1.00%      0.05%         --
Index Fund ..........................  0.25%(3)     --       0.05%         --
International Fund ..................  0.25%      1.00%      0.05%         --
Small-Cap Growth Fund ...............  0.25%(4)   1.00%      0.05%         --
Small-Cap Opportunity Fund ..........  0.25%      1.00%      0.05%         --
Small-Cap Value Fund ................  0.25%      1.00%      0.05%         --

      (1) The funds' distributor has contractually agreed to waive the funds' Institutional Shares shareholder servicing fees through April 30, 2007.

      (2) The funds' distributor has contractually agreed to waive the funds' Exchange Share shareholder servicing fees through April 30, 2007.

      (3) These rates were effective June 26, 2006, following the conversion of Class N to Class A.

      (4)   Class incepted on June 26, 2006.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      Prior to May 18, 2006, shares of all classes of a Fund represent equal pro rata interests in such Fund except that each class bore different expenses, which reflect the differences in the charges for the different services provided to them. Fees were calculated as a percentage (on an annualized basis) of average daily net asset values of the respective classes. In addition, each Fund paid Harris the following distribution and/or service fees:

        Money Market Funds           N Shares   Exchange Shares   Service Shares
                                     --------   ---------------   --------------
                                       0.35%         0.05%            0.40%

        Non-Money Market Funds       A Shares       N Shares
                                     --------       --------
                                       0.25%         0.25%*

* Prior to December 6, 2005, 0.25% was payable to dealers providing services pursuant to the Funds' Plans. The overall effective rate of shareholder service fees actually paid by each Fund was approximately 0.18% - 0.22% for the Equity Funds and 0.15% - 0.18% for the Fixed Income Funds. Effective December 6, 2005, such fees were reduced to 0.12% for the Fixed Income Funds, 0.20% for the Small-Cap Opportunity Fund and the Small-Cap Value Fund, and 0.15% for the remaining Equity Funds, respectively.

      Effective May 18, 2006, the Trust retained PEPCO as the administrator. Each Fund pays PEPCO for its administrative services, fees at the following annual rates based on the aggregate average daily net assets of the Trust:

             Non-Money Market Funds                   Money Market Funds
        ---------------------------------    -----------------------------------
        Net                Administrative        Net              Administrative
        Assets                   Fee           Assets                  Fee
        ------             --------------    ----------           --------------
        First $5 Billion        0.09%        All Assets                0.04%
        Next $10 Billion        0.08
        Over $15 Billion        0.07

      For the period from May 18, 2006 to June 30, 2006, the Trust incurred administration fees totaling $ 671,656.

      Prior to May 18, 2006, the Trust had an Administration Agreement with Harris.

      Under the prior agreements for Administration and Transfer Agency Services, Harris was paid a fee based on the aggregate average daily net assets of the Trust, payable monthly at an aggregate annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million of average daily net assets; and 0.1265% of average daily net assets in excess of $600 million.

      At the direction of the Trust's former Board of Trustees, Harris N.A. repaid the Funds $7,003,966 representing fees previously paid by the Funds in excess of amounts intended under the Administration agreements approved by the Board of Trustees. The per shareholder amounts allocated to classes A and I are indicated in the Financial Highlights. Harris N.A. also repaid the Funds $2,812,702, representing fees previously paid by the Funds in excess of amounts intended under the Class N Shareholder Service Plans approved by the Board of Directors. These two reimbursements, representing non-recurring payments to the Funds by the former Administrator, are combined and noted as a "Non-recurring payment from former administrator" in the Statement of Operations.

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

      During the year ended December 31, 2005, HIM and Harris reimbursed certain Funds for expenses incurred by the Funds as a result of various matters. These expenses related to, among other things, administration cost savings realized by the Administrator, commitment fees on a line of credit earned by an affiliate bank, costs associated with short-term redemption transactions, and administration and advisory fees associated with short-term redemption transactions. The reimbursements totaling $613,329 were allocated to the affected Fund portfolios and were reflected as a net increase for payment from affiliate in the December 31, 2005 statements of operations. Such reimbursements had an immaterial impact on the total return of the affected Fund portfolios.

      Additionally, Harris and HIM reimbursed $136,092 to certain Funds during the year ended December 31, 2005, for redemption fees arising from certain short-term redemption transactions and post-trade corrections.

      During the period, the Phoenix Insight Small Cap Growth Fund owned approximately 1% of net assets of Navigant Consulting, Inc. Two employees of Navigant were officers of the Fund. They are no longer employed by the Fund.

      Effective May 18, 2006, PEPCO serves as the Trust's transfer agent with State Street Bank and Trust serving as sub transfer agent effective June 26, 2006 and PFPC serving as subtransfer agent from May 18, 2006 until June 26, 2006. PEPCO will receive an annual fee of .0125% based on the Trust's average daily net assets subject to a minimum per fund class annual fee of $27,440 plus out-of-pocket expenses. For the period from May 18, 2006 to June 30, 2006 transfer agent fees were $246,529, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
      Government Money Market Fund ............................       $ 5,321
      Money Market Fund .......................................        76,676
      Tax-Exempt Money Market Fund ............................        17,133
      Balanced Fund ...........................................         7,246
      Core Equity Fund ........................................         6,618
      Emerging Markets Fund ...................................         7,521
      Equity Fund .............................................         5,835
      Index Fund ..............................................         4,556
      International Fund ......................................         8,063
      Small-Cap Growth Fund ...................................         2,103
      Small-Cap Opportunity Fund ..............................            --
      Small-Cap Value Fund ....................................            --
      Bond Fund ...............................................         8,157
      High Yield Bond Fund ....................................         8,550
      Intermediate Government Bond Fund .......................         8,131
      Intermediate Tax-Exempt Bond Fund .......................         6,800
      Short/Intermediate Bond Fund ............................         7,139
      Tax-Exempt Bond Fund ....................................         6,183

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

      At June 30, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares, which aggregated the following:

                                                                      Aggregate
                                                                      Net Asset
                                                           Shares       Value
                                                           ------   ------------
      Bond Fund, Class C ..........................        10,454       $100,623
      High Yield Bond Fund, Class C ...............         8,353        100,604
      Intermediate Tax-Exempt Bond Fund, Class C ..         9,169        100,159
      Short/Intermediate Bond Fund, Class C .......        10,208        100,369
      Tax-Exempt Bond Fund, Class C ...............         9,537        100,139
      Balanced Fund, Class C ......................         7,022        101,705
      Core Equity Fund, Class C ...................         4,890        101,950
      Emerging Markets Fund, Class C ..............         8,532        105,719
      Equity Fund, Class C ........................         7,042        102,681
      International Fund, Class C .................         5,559        103,787
      Small-Cap Growth Fund,
         Class A ..................................         7,424        103,529
         Class C ..................................         7,424        103,521
      Small-Cap Opportunity Fund, Class C .........         4,924        102,764
      Small-Cap Value Fund, Class C ...............         2,203        103,144

4.    INVESTMENT TRANSACTIONS

      Purchases and sales of investment securities (excluding the Money Market Funds and U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended June 30, 2006, were as follows:

                                                       Purchases        Sales
                                                     ------------   ------------
      Bond Fund ..................................   $ 86,251,843   $ 95,209,752
      High Yield Bond Fund .......................     74,310,853     74,600,142
      Intermediate Government Bond Fund ..........        209,777        736,730
      Intermediate Tax-Exempt Bond Fund ..........     98,813,778     92,502,143
      Short/Intermediate Bond Fund ...............     34,190,187     26,785,475
      Tax-Exempt Bond Fund .......................     41,389,672     43,234,744
      Balanced Fund ..............................     23,617,080     20,417,207
      Core Equity Fund ...........................     51,914,869     49,431,601
      Emerging Markets Fund ......................    131,415,042    235,977,978
      Equity Fund ................................     85,477,142     82,326,350
      Index Fund .................................      1,561,451     16,103,377
      International Fund .........................    178,841,072    198,529,966
      Small-Cap Growth Fund ......................      8,913,695      8,869,204
      Small-Cap Opportunity Fund .................    217,336,506    299,188,724
      Small-Cap Value Fund .......................    199,688,490    188,068,307

      Purchases and sales of long term U.S. Government and agency securities (excluding the Money Market Funds) during the period ended June 30, 2006, were as follows:

                                                       Purchases        Sales
                                                     ------------   ------------
      Bond Fund ..................................   $244,837,486   $233,391,446
      Intermediate Government Bond Fund ..........      1,285,866      1,814,600
      Short/Intermediate Bond Fund ...............     16,914,394     23,320,108
      Balanced Fund ..............................      8,069,522      7,608,466

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

5.    CAPITAL SHARES

      Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                    MONEY MARKET FUNDS
                                          ----------------------------------------------------------------------
                                             GOVERNMENT MONEY MARKET FUND             MONEY MARKET FUND
                                          ---------------------------------   ----------------------------------
                                             SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                               ENDED             ENDED             ENDED              ENDED
                                              06/30/06          12/31/05          06/30/06          12/31/05
                                          ---------------   ---------------   ---------------   ----------------
                                            (UNAUDITED)                         (UNAUDITED)
AMOUNT
------

CLASS A
Sales of shares .......................   $    29,210,892                     $    31,040,300
Shares issued in connection with
   reclassification from N shares to
   A shares (See Note 11) .............       190,183,450                         858,709,899
Shares repurchased ....................       (22,738,389)                       (158,572,860)
                                          ---------------   ---------------   ---------------   ----------------
Total .................................   $   196,655,953   $            --   $   731,177,339   $             --
                                          ===============   ===============   ===============   ================
CLASS N
Sales of shares .......................   $   661,962,768   $ 1,839,102,575   $ 1,618,015,036   $  4,010,349,708
Shares issued as reinvestment of
   distributions ......................         5,397,547         5,424,092        20,834,889         26,181,487
Shares issued in connection with
   reclassification from S shares to
   N shares (See Note 11) .............         8,894,148                --        33,541,828                 --
Shares liquidated in connection
   with reclassification to A shares
   (See Note 11) ......................      (190,183,450)               --      (858,709,899)                --
Shares repurchased ....................      (748,579,178)   (1,816,763,696)   (1,734,557,207)    (4,295,648,993)
                                          ---------------   ---------------   ---------------   ----------------
Total .................................   $  (262,508,165)  $    27,762,971   $  (920,875,353)  $   (259,117,798)
                                          ===============   ===============   ===============   ================
CLASS I
Sales of shares .......................   $   333,980,471   $   519,707,781   $ 8,142,435,909   $ 18,616,605,199
Shares issued as reinvestment of
   dividends ..........................           268,179         1,472,488        21,437,621         19,570,992
Shares repurchased ....................      (210,709,027)     (638,530,281)   (8,692,486,498)   (17,574,803,280)
                                          ---------------   ---------------   ---------------   ----------------
Total .................................   $   123,539,623   $  (117,350,012)  $  (528,612,968)  $  1,061,372,911
                                          ===============   ===============   ===============   ================
EXCHANGE SHARES
Sales of shares .......................                                       $ 4,302,591,758   $  5,461,852,023
Shares issued as reinvestment of
   dividends ..........................                                            28,631,989         21,626,298
Shares repurchased ....................                                        (4,684,880,551)    (5,102,976,771)
                                          ---------------   ---------------   ---------------   ----------------
Total .................................   $            --   $            --   $  (353,656,804)  $    380,501,550
                                          ===============   ===============   ===============   ================
SERVICE SHARES
Sales of shares .......................   $    69,446,299   $   433,385,078   $   176,339,027   $    692,027,017
Shares issued as reinvestment of
   distributions ......................         3,863,075        24,376,444         6,670,166         39,566,785
Shares liquidated in connection
   with reclassification to N shares
   (See Note 11) ......................        (8,894,148)               --       (33,541,828)                --
Shares repurchased ....................    (1,175,656,145)     (477,620,545)   (1,942,513,658)      (696,354,648)
                                          ---------------   ---------------   ---------------   ----------------
Total .................................   $(1,111,240,919)  $   (19,859,023)  $(1,793,046,293)  $     35,239,154
                                          ===============   ===============   ===============   ================

                                                      MONEY MARKET FUNDS
                                              ---------------------------------
                                                 TAX-EXEMPT MONEY MARKET FUND
                                              ---------------------------------
                                                 SIX MONTHS             YEAR
                                                   ENDED               ENDED
                                                  06/30/06            12/31/05
                                              ---------------     ---------------
                                                (UNAUDITED)
AMOUNT
------

CLASS A
Sales of shares .......................       $     5,184,469
Shares issued in connection with
   reclassification from N shares to
   A shares (See Note 11) .............           212,013,107
Shares repurchased ....................            (6,062,436)
                                              ---------------     ---------------
Total .................................       $   211,135,140     $            --
                                              ===============     ===============
CLASS N
Sales of shares .......................       $   333,088,174     $   480,781,739
Shares issued as reinvestment of
   distributions ......................             3,196,558           2,773,867
Shares issued in connection with
   reclassification from S shares to
   N shares (See Note 11) .............             2,029,516                  --
Shares liquidated in connection
   with reclassification to A shares
   (See Note 11) ......................          (212,013,107)                 --
Shares repurchased ....................          (384,187,116)       (416,879,974)
                                              ---------------     ---------------
Total .................................       $  (257,885,975)    $    66,675,632
                                              ===============     ===============
CLASS I
Sales of shares .......................       $ 1,269,489,394     $ 3,846,407,116
Shares issued as reinvestment of
   dividends ..........................               225,219             775,326
Shares repurchased ....................        (1,328,050,506)     (3,571,325,230)
                                              ---------------     ---------------
Total .................................       $   (58,335,893)    $   275,857,212
                                              ===============     ===============
EXCHANGE SHARES
Sales of shares .......................
Shares issued as reinvestment of
   dividends ..........................
Shares repurchased ....................
                                              ---------------     ---------------
Total .................................       $            --     $            --
                                              ===============     ===============
SERVICE SHARES
Sales of shares .......................       $    19,244,547     $   197,799,636
Shares issued as reinvestment of
   distributions ......................               359,962           2,297,772
Shares liquidated in connection
   with reclassification to N shares
   (See Note 11) ......................            (2,029,516)                 --
Shares repurchased ....................          (165,545,577)       (228,043,658)
                                              ---------------     ---------------
Total .................................       $  (147,970,584)    $   (27,946,250)
                                              ===============     ===============

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                    FIXED INCOME FUNDS
                                                -----------------------------------------------------------

                                                            BOND                      HIGH YIELD BOND
                                                            FUND                            FUND
                                                ----------------------------    ---------------------------
                                                 SIX MONTHS         YEAR         SIX MONTHS        YEAR
                                                    ENDED           ENDED          ENDED           ENDED
                                                  06/30/06        12/31/05        06/30/06       12/31/05
                                                ------------    ------------    -----------    ------------
                                                 (UNAUDITED)                    (UNAUDITED)
AMOUNT
------

CLASS A
Proceeds from sales of shares ...............   $      6,129    $     60,512    $     8,174    $    299,855
Net asset value of shares issued from
   reinvestment of distributions ............         16,093          31,382          2,129           3,932
Proceeds from shares issued in connection
   with reclassification from N shares
   to A Shares (See Note 11) ................      2,455,652              --        416,002              --
Cost of shares repurchased ..................     (1,119,381)       (134,025)       (17,548)        (26,349)
                                                ------------    ------------    -----------    ------------
Total .......................................   $  1,358,493    $    (42,131)   $   408,757    $    277,438
                                                ============    ============    ===========    ============
CLASS N
Proceeds from sales of shares ...............   $    292,160    $    454,232    $   107,900    $    138,774
Net asset value of shares issued from
   reinvestment of distributions ............         56,590         117,395         10,054          16,928
Value of shares liquidated in connection
   with reclassification to A shares
   (See Note 11) ............................     (2,455,651)             --       (416,002)             --
Cost of shares repurchased ..................       (548,815)     (1,273,740)       (87,557)       (111,702)
                                                ------------    ------------    -----------    ------------
Total .......................................   $ (2,655,716)   $   (702,113)   $  (385,605)   $     44,000
                                                ============    ============    ===========    ============
CLASS C
Proceeds from sales of shares ...............   $    100,000                    $   100,000
Net asset value of shares issued from
   reinvestment of distributions ............             47                             66
                                                ------------    ------------    -----------    ------------
Total .......................................   $    100,047    $         --    $   100,066    $         --
                                                ============    ============    ===========    ============
CLASS I
Proceeds from sales of shares ...............   $ 10,398,076    $ 26,443,748    $ 1,105,913    $  8,219,586
Net asset value of shares issued from
   reinvestment of distributions ............      3,028,602       5,431,849      2,535,858       4,998,066
Cost of shares repurchased ..................    (12,940,041)    (21,050,969)    (2,297,681)    (17,738,632)
                                                ------------    ------------    -----------    ------------
Total .......................................   $    486,637    $ 10,824,628    $ 1,344,090    $ (4,520,980)
                                                ============    ============    ===========    ============

===========================================================================================================

SHARES
------

CLASS A
Shares sold .................................            620           6,002            673          23,791
Shares issued as reinvestment of
   distributions ............................          1,644           3,098            172             311
Shares issued in connection with
   reclassification from N shares to
   A shares (See Note 11) ...................        256,461              --         34,696              --
Shares repurchased ..........................       (116,616)        (13,227)        (1,442)         (2,078)
                                                ------------    ------------    -----------    ------------
Total .......................................        142,109          (4,127)        34,099          22,024
                                                ============    ============    ===========    ============
CLASS N
Shares sold .................................         29,721          44,788          8,817          10,949
Shares issued as reinvestment of
   distributions ............................          5,780          11,589            813           1,341
Shares liquidated in connection with
   reclassification to A shares
   (See Note 11) ............................       (256,485)                       (34,704)             --
Shares repurchased ..........................        (55,986)       (125,810)        (7,019)         (8,871)
                                                ------------    ------------    -----------    ------------
Total .......................................       (276,970)        (69,433)       (32,093)          3,419
                                                ============    ============    ===========    ============
CLASS C
Shares sold .................................         10,449                          8,347
Shares issued as reinvestment of
   distributions ............................              5                              6
                                                ------------    ------------    -----------    ------------
Total .......................................         10,454              --          8,353              --
                                                ============    ============    ===========    ============
CLASS I
Shares sold .................................      1,051,514       2,613,168         89,096         645,991
Shares issued as reinvestment of
   distributions ............................        309,420         536,473        205,057         395,466
Shares repurchased ..........................     (1,327,169)     (2,085,591)      (185,965)     (1,396,249)
                                                ------------    ------------    -----------    ------------
Total .......................................         33,765       1,064,050        108,188        (354,792)
                                                ============    ============    ===========    ============

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                          FIXED INCOME FUNDS
                                                                      -----------------------------------------------------------
                                                                              INTERMEDIATE                   INTERMEDIATE
                                                                            GOVERNMENT BOND                TAX-EXEMPT BOND
                                                                                  FUND                           FUND
                                                                      ----------------------------   ----------------------------
                                                                       SIX MONTHS        YEAR          SIX MONTHS        YEAR
                                                                         ENDED           ENDED           ENDED          ENDED
                                                                        06/30/06        12/31/05        06/30/06      12/31/05
                                                                      ------------   -------------   -------------   ------------
                                                                       (UNAUDITED)                    (UNAUDITED)
AMOUNT
------

CLASS A
Proceeds from sales of shares ......................................  $    156,033   $      94,144   $   1,933,991   $    496,157
Net asset value of shares issued from reinvestment of
   distributions ...................................................        55,821          97,025          51,838         62,526
Proceeds from shares issued in connection with reclassification from
   N shares to A Shares (See Note 11) ..............................     4,280,894              --      14,364,034             --
Cost of shares repurchased .........................................      (373,798)       (631,031)       (465,235)      (891,386)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................  $  4,118,950   $    (439,862)  $  15,884,628   $   (332,703)
                                                                      ============   =============   =============   ============
CLASS N
Proceeds from sales of shares ......................................  $  1,819,472   $     622,523   $   3,855,695   $  6,027,133
Net asset value of shares issued from reinvestment of
   distributions ...................................................        97,862         182,976         141,280        269,378
Value of shares liquidated in connection with reclassification to
   A shares (See Note 11) ..........................................    (4,280,894)             --     (14,364,034)            --
Cost of shares repurchased .........................................    (1,482,522)  $  (8,181,928)     (1,845,819)  $ (2,331,175)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................  $ (3,846,082)  $  (7,376,429)  $ (12,212,878)  $  3,965,336
                                                                      ============   =============   =============   ============
CLASS C
Proceeds from sales of shares ......................................                                 $     100,000
Net asset value of shares issued from reinvestment of
   distributions ...................................................                                            36
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................  $         --   $          --   $     100,036   $         --
                                                                      ============   =============   =============   ============
CLASS I
Proceeds from sales of shares ......................................  $  3,248,316   $   7,493,133   $  19,213,249   $ 40,393,858
Net asset value of shares issued from reinvestment of
   distributions ...................................................       494,241       1,079,935         428,455        808,078
Cost of shares repurchased .........................................    (4,536,349)    (29,870,088)    (19,220,131)   (39,118,182)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................  $   (793,792)  $ (21,297,020)  $     421,573  $   2,083,754
                                                                      ============   =============   =============   ============

====================================================================================================================================

SHARES
------

CLASS A
Shares sold ........................................................         9,568           5,675         174,016         43,872
Shares issued as reinvestment of distributions .....................         3,441           5,980           4,708          5,551
Shares issued in connection with reclassification from N shares to
   A shares (See Note 11) ..........................................       266,889              --       1,316,593             --
Shares repurchased .................................................       (22,893)        (37,991)        (42,136)       (79,322)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................       257,005         (26,336)      1,453,181        (29,899)
                                                                      ============   =============   =============   ============
CLASS N
Shares sold ........................................................       112,302          37,072         348,237        534,281
Shares issued as reinvestment of distributions .....................         6,031          10,971          12,800         23,918
Shares liquidated in connection with reclassification to
   A shares (See Note 11) ..........................................      (266,834)             --      (1,316,664)            --
Shares repurchased .................................................       (90,750)       (487,788)       (166,489)      (207,436)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................      (239,251)       (439,745)     (1,122,116)       350,763
                                                                      ============   =============   =============   ============
CLASS C
Shares sold ........................................................                                         9,166
Shares issued as reinvestment of distributions .....................                                             3
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................            --              --           9,169             --
                                                                      ============   =============   =============   ============
CLASS I
Shares sold ........................................................       199,374         448,333       1,730,117      3,586,752
Shares issued as reinvestment of distributions .....................        30,461          64,700          38,822         71,783
Shares repurchased .................................................      (278,470)     (1,779,799)     (1,737,156)    (3,466,099)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................       (48,635)     (1,266,766)         31,783        192,436
                                                                      ============   =============   =============   ============

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                          FIXED INCOME FUNDS
                                                                      -----------------------------------------------------------
                                                                                 SHORT/
                                                                             INTERMEDIATE BOND             TAX-EXEMPT BOND
                                                                                  FUND                           FUND
                                                                      ----------------------------   ----------------------------
                                                                       SIX MONTHS        YEAR          SIX MONTHS        YEAR
                                                                         ENDED           ENDED           ENDED          ENDED
                                                                        06/30/06        12/31/05        06/30/06      12/31/05
                                                                      ------------   -------------   -------------   ------------
                                                                       (UNAUDITED)                    (UNAUDITED)
AMOUNT
------

CLASS A
Proceeds from sales of shares ......................................  $    183,805   $     750,183   $     203,828   $  1,180,365
Net asset value of shares issued from reinvestment of
   distributions ...................................................        52,285         101,777          76,114        153,671
Proceeds from shares issued in connection with reclassification from
   N shares to A Shares (See Note 11) ..............................     4,754,671              --      25,375,644             --
Cost of shares repurchased .........................................    (1,080,384)     (1,396,517)       (825,079)    (1,157,701)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................  $  3,910,377   $    (544,557)  $  24,830,507   $    176,335
                                                                      ============   =============   =============   ============
CLASS N
Proceeds from sales of shares ......................................  $    492,285   $   1,193,668   $   3,023,240   $  8,129,697
Net asset value of shares issued from reinvestment of
   distributions ...................................................        93,584         193,549         550,062      1,161,201
Value of shares liquidated in connection with reclassification to
   A shares (See Note 11) ..........................................    (4,754,681)             --     (25,375,645)            --
Cost of shares repurchased .........................................    (1,278,560)     (3,229,887)     (5,599,169)    (5,221,256)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................  $ (5,447,372)  $  (1,842,670)  $ (27,401,512)  $  4,069,642
                                                                      ============   =============   =============   ============
CLASS C
Proceeds from sales of shares ......................................  $    100,000                   $     100,000
Net asset value of shares issued from reinvestment of
   distributions ...................................................            34                              38
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................  $    100,034   $          --   $     100,038   $         --
                                                                      ============   =============   =============   ============
CLASS I
Proceeds from sales of shares ......................................  $ 21,957,440   $  55,027,562   $   6,633,254   $ 11,702,958
Net asset value of shares issued from reinvestment of
   distributions ...................................................     1,368,703       2,066,747         184,946        405,532
Cost of shares repurchased .........................................   (21,522,353)    (44,203,953)     (3,292,630)   (11,250,397)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................  $  1,803,790   $  12,890,356   $   3,525,570   $    858,093
                                                                      ============   =============   =============   ============

====================================================================================================================================

SHARES
------

CLASS A
Shares sold ........................................................        18,437          74,084          19,369        107,511
Shares issued as reinvestment of distributions .....................         5,275          10,035           7,174         14,137
Shares issued in connection with reclassification from N shares to
   A shares (See Note 11) ..........................................       485,171              --       2,419,032             --
Shares repurchased .................................................      (109,072)       (137,729)        (77,764)      (106,215)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................       399,811         (53,610)      2,367,811         15,433
                                                                      ============   =============   =============   ============
CLASS N
Shares sold ........................................................        49,526         117,358         283,822        743,013
Shares issued as reinvestment of distributions .....................         9,441          19,083          51,762        106,837
Shares liquidated in connection with reclassification to
   A shares (See Note 11) ..........................................      (484,924)             --      (2,419,541)            --
Shares repurchased .................................................      (128,683)       (318,006)       (525,834)      (478,665)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................      (554,640)       (181,565)     (2,609,791)       371,185
                                                                      ============   =============   =============   ============
CLASS C
Shares sold ........................................................        10,204                           9,533
Shares issued as reinvestment of distributions .....................             4                               4
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................        10,208                           9,537
                                                                      ============   =============   =============   ============
CLASS I
Shares sold ........................................................     2,216,906       5,415,610         620,654      1,073,284
Shares issued as reinvestment of distributions .....................       138,099         203,976          17,412         37,448
Shares repurchased .................................................    (2,167,199)     (4,357,472)       (309,737)    (1,030,207)
                                                                      ------------   -------------   -------------   ------------
Total ..............................................................       187,806       1,262,114         328,329         80,525
                                                                      ============   =============   =============   ============

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                  EQUITY FUNDS
                                             --------------------------------------------------------------------------------------

                                                      BALANCED                   CORE EQUITY                 EMERGING MARKETS
                                                        FUND                         FUND                          FUND
                                             --------------------------  ----------------------------  ----------------------------
                                              SIX MONTHS       YEAR       SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                                 ENDED        ENDED         ENDED           ENDED           ENDED         ENDED
                                               06/30/06      12/31/05      06/30/06       12/31/05        06/30/06       12/31/05
                                             ------------  ------------  -------------  -------------  --------------  ------------
                                              (UNAUDITED)                 (UNAUDITED)                   (UNAUDITED)
AMOUNT
------

CLASS A
Proceeds from sales of shares .............  $  3,722,325  $  1,795,325  $     217,428  $     289,998  $      123,637  $    246,517
Net asset value of shares issued
   from reinvestment of distributions .....        94,571       223,273         28,251        109,291          58,903       148,196
Proceeds from shares issued in connection
   with reclassification from N shares to A
   Shares (See Note 11) ...................     7,689,563            --     10,200,472             --       4,599,172            --
Cost of shares repurchased ................    (1,022,632)     (626,810)      (172,759)      (165,034)       (222,710)     (216,749)
                                             ------------  ------------  -------------  -------------  --------------  ------------
Total .....................................  $ 10,483,827  $  1,391,788  $  10,273,392  $     234,255  $    4,559,002  $    177,964
                                             ============  ============  =============  =============  ==============  ============
CLASS N
Proceeds from sales of shares .............  $  2,006,229  $  4,974,994  $   5,910,542  $   3,102,620  $    1,232,058  $  1,844,948
Net asset value of shares issued from
   reinvestment of distributions ..........       179,360       496,341        220,105        600,713         256,397       621,254
Value of shares liquidated in connection
   with reclassification to A shares
   (See Note 11) ..........................    (7,689,563)           --    (10,200,472)            --      (4,599,172)           --
Cost of shares repurchased ................    (1,976,037)     (701,665)    (2,280,261)      (957,994)     (1,508,194)     (794,419)
                                             ------------  ------------  -------------  -------------  --------------  ------------
Total .....................................  $ (7,480,011) $  4,769,670  $  (6,350,086) $   2,745,339  $   (4,618,911) $  1,671,783
                                             ============  ============  =============  =============  ==============  ============
CLASS C
Proceeds from sales of shares .............  $    100,000                $     100,000                 $      100,000
                                             ------------  ------------  -------------  -------------  --------------  ------------
Total .....................................  $    100,000  $         --  $     100,000  $          --  $      100,000  $         --
                                             ============  ============  =============  =============  ==============  ============
CLASS I
Proceeds from sales of shares .............  $  4,902,644  $ 11,799,838  $  10,644,676  $  20,794,995  $    7,394,094  $ 20,652,259
Net asset value of shares issued from
   reinvestment of distributions ..........     1,845,187     6,189,894      1,955,742      8,515,355      10,358,584    29,478,954
Cost of shares repurchased ................    (5,605,837)   (9,211,273)   (10,963,238)   (17,253,039)   (114,097,176)  (59,913,385)
                                             ------------  ------------  -------------  -------------  --------------  ------------
Total .....................................  $  1,141,994  $  8,778,459  $   1,637,180  $  12,057,311  $  (96,344,498) $ (9,782,172)
                                             ============  ============  =============  =============  ==============  ============

====================================================================================================================================

SHARES
------

CLASS A
Shares sold ...............................       254,207       117,107         10,130         13,364           8,924        20,472
Shares issued as reinvestment of
   distributions ..........................         6,408        15,025          1,302          5,103           4,351        12,619
Shares issued in connection with
   reclassification from N shares to A
   shares (See Note 11) ...................       541,900            --        501,252             --         391,752            --
Shares repurchased ........................       (70,497)      (40,748)        (8,125)        (7,544)        (17,846)      (19,065)
                                             ------------  ------------  -------------  -------------  --------------  ------------
Total .....................................       732,018        91,384        504,559         10,923         387,181        14,026
                                             ============  ============  =============  =============  ==============  ============
CLASS N
Shares sold ...............................       133,313       329,294        274,218        140,550          93,131       160,581
Shares issued as reinvestment of
   distributions ..........................        12,045        33,349         10,162         28,077          18,885        52,729
Shares liquidated in connection with
   reclassification to A shares
   (See Note 11) ..........................      (540,728)           --       (501,714)            --        (391,359)           --
Shares repurchased ........................      (133,541)      (46,266)      (106,132)       (43,692)       (118,580)      (68,193)
                                             ------------  ------------  -------------  -------------  --------------  ------------
Total .....................................      (528,911)      316,377       (323,466)       124,935        (397,923)      145,117
                                             ============  ============  =============  =============  ==============  ============
CLASS C
Shares sold ...............................         7,022                        4,890                          8,532
                                             ------------  ------------  -------------  -------------  --------------  ------------
Total .....................................         7,022            --          4,890             --           8,532            --
                                             ============  ============  =============  =============  ==============  ============
CLASS I
Shares sold ...............................       327,363       776,935        490,983        944,854         549,230     1,797,568
Shares issued as reinvestment of
   distributions ..........................       124,122       415,093         88,915        392,265         749,573     2,481,241
Shares repurchased ........................      (376,577)     (603,652)      (503,606)      (784,670)     (9,085,298)   (5,257,770)
                                             ------------  ------------  -------------  -------------  --------------  ------------
Total .....................................        74,908       588,376         76,292        552,449      (7,786,495)     (978,961)
                                             ============  ============  =============  =============  ==============  ============

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                  EQUITY FUNDS
                                             --------------------------------------------------------------------------------------

                                                       EQUITY                       INDEX                      INTERNATIONAL
                                                        FUND                        FUND                           FUND
                                             --------------------------  -----------------------------  ---------------------------
                                               SIX MONTHS       YEAR       SIX MONTHS        YEAR         SIX MONTHS       YEAR
                                                  ENDED         ENDED        ENDED           ENDED           ENDED         ENDED
                                                06/30/06      12/31/05      06/30/06       12/31/05        06/30/06      12/31/05
                                             -------------  -----------  -------------  --------------  -------------  ------------
                                              (UNAUDITED)                 (UNAUDITED)                    (UNAUDITED)
AMOUNT
------

CLASS A
Proceeds from sales of shares ............   $   1,963,327  $ 1,257,575  $       6,546                  $      64,526  $    237,222
Net asset value of shares issued from
   reinvestment of distributions .........          63,206      151,630             --                            623         1,194
Proceeds from shares issued in
   connection with reclassification
   from N shares to A Shares (See Note
   11) ...................................      23,055,003           --     13,607,532                      3,208,095            --
Cost of shares repurchased ...............        (932,460)    (120,120)       (13,163)                      (105,594)      (17,811)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................   $  24,149,076  $ 1,289,085  $  13,600,915  $           --  $   3,167,650  $    220,605
                                             =============  ===========  =============  ==============  =============  ============
CLASS N
Proceeds from sales of shares ............   $  10,873,693  $ 5,995,064  $     582,360  $    1,147,926  $     644,615  $    996,718
Net asset value of shares issued from
   reinvestment of distributions .........         399,414    1,355,219        329,136       2,251,388         15,962        21,613
Value of shares liquidated in
   connection with reclassification to
   A shares (See Note 11) ................     (23,055,003)                (13,607,533)                    (3,208,095)
Cost of shares repurchased ...............      (4,703,539)  (3,793,029)    (2,171,911)     (4,197,011)      (499,162)     (478,704)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................   $ (16,485,435) $ 3,557,254  $ (14,867,948) $     (797,697) $  (3,046,680) $    539,627
                                             =============  ===========  =============  ==============  =============  ============
CLASS C
Proceeds from sales of shares ............   $     100,000                                              $     100,000
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................   $     100,000  $        --  $          --  $           --  $     100,000  $         --
                                             =============  ===========  =============  ==============  =============  ============
CLASS I
Proceeds from sales of shares ............   $  14,230,053  $30,469,126  $   1,415,237  $   15,648,853  $  11,412,469  $ 28,950,679
Net asset value of shares issued from
   reinvestment of distributions .........       4,014,408   15,817,748        384,577       8,992,415      1,030,126     1,570,570
Cost of shares repurchased ...............     (21,084,181) (36,883,669)   (17,718,218)   (246,536,284)   (17,143,429)  (24,335,320)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................   $  (2,839,720) $ 9,403,205  $ (15,918,404) $ (221,895,016) $  (4,700,834) $  6,185,929
                                             =============  ===========  =============  ==============  =============  ============

===================================================================================================================================

SHARES
------

CLASS A
Shares sold ..............................         133,241       87,404            334                          3,432        14,981
Shares issued as reinvestment
   of distributions ......................           4,243       10,772             --                             34            70
Shares issued in connection with
   reclassification from N shares to A
   shares (See Note 11) ..................       1,633,948           --        697,465                        179,023            --
Shares repurchased .......................         (65,117)      (8,586)          (666)                        (5,765)       (1,170)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................       1,706,315       89,590        697,133              --        176,724        13,881
                                             =============  ===========  =============  ==============  =============  ============
CLASS N
Shares sold ..............................         744,370      414,294         28,705          53,032         33,287        62,753
Shares issued as reinvestment of
   distributions .........................          26,809       96,268         16,195         110,600            824         1,232
Shares liquidated in connection with
   reclassification to A shares (See
   Note 11) ..............................      (1,633,757)          --       (697,511)             --       (172,590)           --
Shares repurchased .......................        (325,888)    (268,237)      (107,631)       (194,143)       (25,762)      (29,601)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................      (1,188,466)     242,325       (760,242)        (30,511)      (164,241)       34,384
                                             =============  ===========  =============  ==============  =============  ============
CLASS C
Shares sold ..............................           7,042                                                      5,559
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................           7,042           --             --              --          5,559            --
                                             =============  ===========  =============  ==============  =============  ============
CLASS I
Shares sold ..............................         973,863    2,194,095         70,661         723,598        607,704     1,809,960
Shares issued as reinvestment of
   distributions .........................         271,326    1,130,716         18,899         427,619         53,779        89,542
Shares repurchased .......................      (1,453,958)  (2,658,389)      (872,436)    (11,382,861)      (905,636)   (1,530,595)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................        (208,769)     666,422       (782,876)    (10,231,644)      (244,153)      368,907
                                             =============  ===========  =============  ==============  =============  ============

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                  EQUITY FUNDS
                                             --------------------------------------------------------------------------------------
                                                      SMALL-CAP                   SMALL-CAP                      SMALL-CAP
                                                        GROWTH                   OPPORTUNITY                       VALUE
                                                         FUND                        FUND                           FUND
                                             --------------------------  -----------------------------  ---------------------------
                                               SIX MONTHS       YEAR       SIX MONTHS        YEAR         SIX MONTHS       YEAR
                                                  ENDED         ENDED        ENDED           ENDED           ENDED         ENDED
                                                06/30/06      12/31/05      06/30/06       12/31/05        06/30/06      12/31/05
                                             -------------  -----------  -------------  --------------  -------------  ------------
                                              (UNAUDITED)                 (UNAUDITED)                    (UNAUDITED)
AMOUNT
------

CLASS A
Proceeds from sales of shares ............   $     100,000               $   2,959,186  $   12,198,920  $   1,906,261  $  5,965,317
Net asset value of shares issued from
   reinvestment of distributions .........              --                     495,279       2,985,958        336,689     1,156,761
Proceeds from shares issued in connection
   with reclassification from N shares to
   A Shares (See Note 11) ................                                  93,384,288              --    126,460,003            --
Cost of shares repurchased ...............              --                  (4,101,103)    (64,589,499)    (6,024,654)   (3,362,124)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................   $     100,000  $        --  $  92,737,650  $  (49,404,621) $ 122,678,299  $  3,759,954
                                             =============  ===========  =============  ==============  =============  ============
CLASS N
Proceeds from sales of shares ............                               $  23,940,964  $   67,773,359  $  43,082,859  $131,338,106
Net asset value of shares issued from
   reinvestment of distributions .........                                   2,976,211      13,321,270      5,131,376    14,984,446
Value of shares liquidated in connection
   with reclassification to A shares (See
   Note 11) ..............................                                 (93,384,288)             --   (126,460,003)           --
Cost of shares repurchased ...............                                 (39,092,138)    (56,433,796)   (25,103,115)  (64,877,043)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................   $          --  $        --  $(105,559,251) $   24,660,833  $(103,348,883) $ 81,445,509
                                             =============  ===========  =============  ==============  =============  ============
CLASS C
Proceeds from sales of shares ............   $     100,000               $     125,000                  $     125,000
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................   $     100,000  $        --  $     125,000  $           --  $     125,000  $         --
                                             =============  ===========  =============  ==============  =============  ============
CLASS I
Proceeds from sales of shares ............   $     125,595  $14,507,071  $  10,119,004  $   70,316,215  $  26,403,443  $ 48,938,274
Net asset value of shares issued from
   reinvestment of distributions .........          97,510      797,112     16,639,890      64,023,585     10,266,098    37,618,457
Cost of shares repurchased ...............        (706,137)  (1,684,727)   (63,557,408)   (133,136,441)   (37,687,279)  (98,799,332)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................   $    (483,032  $13,619,456  $ (36,798,514) $    1,203,359  $  (1,017,738) $(12,242,601)
                                             =============  ===========  =============  ==============  =============  ============

===================================================================================================================================

SHARES
------

CLASS A
Shares sold ..............................           7,424                     139,047         523,418         39,252       117,384
Shares issued as reinvestment of
   distributions .........................              --                      22,461         139,152          6,824        24,034
Shares issued in connection with
   reclassification from N shares to A
   shares (See Note 11) ..................                                   4,639,061              --      2,815,226            --
Shares repurchased .......................              --                    (189,265)     (2,835,239)      (125,913)      (68,541)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................           7,424           --      4,611,304      (2,172,669)     2,735,389        72,877
                                             =============  ===========  =============  ==============  =============  ============
CLASS N
Shares sold ..............................                                   1,090,020       2,898,471        871,069     2,577,781
Shares issued as reinvestment of
   distributions .........................                                     134,737         619,277        103,749       310,201
Shares liquidated in connection with
   reclassification to A shares (See Note
   11) ...................................                                  (4,628,727)             --     (2,808,031)           --
Shares repurchased .......................                                  (1,781,984)     (2,417,239)      (511,565)   (1,254,749)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................              --           --     (5,185,954)      1,100,509     (2,344,778)    1,633,233
                                             =============  ===========  =============  ==============  =============  ============
CLASS C
Shares sold ..............................           7,424                       6,126                          2,738
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................           7,424           --          6,126              --          2,738            --
                                             =============  ===========  =============  ==============  =============  ============
CLASS I
Shares sold ..............................           8,698    1,051,565        444,995       2,927,541        530,831       957,791
Shares issued as reinvestment of
   distributions .........................           6,557       56,896        729,820       2,893,214        206,253       774,072
Shares repurchased .......................         (49,695)    (126,630)    (2,865,460)     (5,549,599)      (778,078)   (1,951,044)
                                             -------------  -----------  -------------  --------------  -------------  ------------
Total ....................................         (34,440)     981,831     (1,690,645)        271,156        (40,994)     (219,181)
                                             =============  ===========  =============  ==============  =============  ============

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

6.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      At June 30, 2006, the Trust held securities in specific sectors or countries as detailed below:

      Fund                    Sector/Country    Percentage of Total Investments
      --------------------    --------------    -------------------------------
      Equity Fund             Financials                      35%
      International Fund      United Kingdom                  28
      Small-Cap Value Fund    Financials                      29

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

7.    INDEMNIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8.    REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

9.    FEDERAL TAX INFORMATION

      At December 31, 2005, the Funds had capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                           EXPIRING DECEMBER 31
                          --------------------------------------------------------------------------------------
                           2007      2008      2009       2010        2011       2012      2013        TOTAL
                          ------  ----------  --------  ----------  ----------  -------  ----------  -----------
Money Market Fund .....   $   --  $       --  $     --  $       --  $  559,261  $    --  $   59,786  $   619,047
Tax-Exempt Money
   Market Fund ........    1,265         531        --          --     185,934   13,011       1,733      202,474
Bond Fund .............       --          --        --     519,134          --       --          --      519,134
High Yield Bond Fund ..       --   2,389,244   723,468     723,468          --       --          --    3,836,180
Intermediate
   Tax-Exempt Bond
   Fund ...............    8,586          --        --     175,926     135,836       --          --      320,348
Short/Intermediate
   Bond Fund ..........       --          --        --   2,589,082     232,034       --   1,270,281    4,091,397
International Fund ....       --          --        --   9,696,219   5,659,503       --          --   15,355,722

10.   ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

                                                                   MARKET           % OF
                                    ACQUISITION   ACQUISITION     VALUE AT      NET ASSETS AT
                                       DATE          COST         06/30/06        06/30/06
                                    -----------   -----------   -------------   -------------
MONEY MARKET FUND

G-Star, Ltd. 02-2A, A1MA 144A
5.393%, 10/25/17                      11/20/02    $29,785,963   $  29,996,327        0.6%
                                      11/13/03        210,364

Putnam Structured Product Funding
02-1A, AIMF 144A
5.269%, 07/15/38                      05/21/04     26,000,000      76,000,000        1.5
                                      11/14/05     50,000,000

Goldman Sachs Group, Inc. 144A
5.159%, 10/20/06                      10/20/05     25,000,000      25,000,000        0.5

Money Market Trust 2A-2 144A
5.274%, 09/07/07                      11/18/02     70,000,000     208,000,000        4.2
                                      07/08/03     28,000,000
                                      07/14/03     75,000,000
                                      08/16/04     35,000,000

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET         % OF
                                        ACQUISITION   ACQUISITION     VALUE AT    NET ASSETS AT
                                           DATE          COST         06/30/06      06/30/06
                                        -----------   -----------   -----------   -------------
TAX-EXEMPT MONEY MARKET FUND

ABN-AMRO Munitops Certificates Trust
(Hawaii) Series 11 144A (FSA Insured)
3.550%, 09/01/09                          03/16/06    $ 9,980,000   $ 9,980,000         0.8%

BOND FUND

DLJ Mortgage Acceptance Corp.
96-M, A-1 144A
0.000%, 11/28/11                          10/02/96          3,720        15,558         0.0
                                          04/28/04         15,236

SHORT/INTERMEDIATE BOND FUND

DLJ Mortgage Acceptance Corp.
96-M, A-1 144A
0.000%, 11/28/11                          10/02/96         27,902        35,277         0.0
                                          04/28/04         15,728

INDEX FUND

Seagate Technology Tax Refund Rights      10/01/01              0             0         0.0

      Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

11.   FUND INTEGRATION

      At a meeting held on April 14, 2006, the Board of Trustees (the "Harris Board") of the Harris Insight Funds (each a "Harris Fund" and collectively, the "Harris Funds"), each a series of Harris Insight Funds Trust (the "Harris Trust") voted to approve a transaction (the "Transaction") whereby the Harris Trust and Harris Funds would be integrated into the Phoenix Investment Partners, Ltd., family of mutual funds (the "Phoenix Funds").

      In connection with the Transaction, at a special meeting held on May 11, 2006, shareholders of the Harris Funds approved a new investment advisory agreement between PIC and each Harris Fund, a new sub-advisory agreement between PIC and Harris for each Harris Fund except the International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, approved a new sub-advisory agreement between PIC and Vontobel for the International Fund and Emerging Markets Fund, and approved a new sub-advisory agreement between PIC and Seneca for the Bond Fund and High Yield Bond Fund. Also, in connection with the Transaction, shareholders approved the reconstitution of the Harris Board with a new slate of trustees comprised of eleven trustees of the Phoenix Funds.

      The Transaction was completed on May 18, 2006 and the name changed from Harris Insight Funds to Phoenix Insight Funds. Additionally, the Harris Insight Funds Trust was renamed the Phoenix Insight Funds Trust.

      Pursuant to the Transaction, on June 26, 2006, Harris Fund shareholders who held Class A and Class I shares remained in the same class of shares of the Phoenix Insight Funds, as applicable. Harris Fund shareholders who held Class N shares had those shares converted to Class A shares of the Phoenix Insight Funds, as applicable. Harris Fund shareholders who held Class N shares that were converted to Class A shares may continue, as long as such shares are

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

held, to purchase Class A shares without any sales charges. Prior to May 18, 2006, the Service Shares were converted to Class N Shares.

12.   10% SHAREHOLDERS

      As of June 30, 2006, certain Funds had single shareholder and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding as detailed below:

                                                                     % of Shares
                                                                     Outstanding
                                                                     -----------
      Government Money Market Fund ...............................      87.1%
      Money Market Fund ..........................................      27.2
      Tax-Exempt Money Market Fund ...............................      82.0
      Bond Fund ..................................................      66.4
      High Yield Bond Fund .......................................      72.5
      Intermediate Government Bond Fund ..........................      52.7
      Intermediate Tax-Exempt Bond Fund ..........................      76.3
      Short/Intermediate Bond Fund ...............................      82.3
      Tax-Exempt Bond Fund .......................................      51.8
      Balanced Fund ..............................................      75.8
      Core Equity Fund ...........................................      87.0
      Emerging Markets Fund ......................................      89.6
      Equity Fund ................................................      69.8
      International Fund .........................................      82.7
      Small-Cap Growth Fund ......................................      94.8
      Small-Cap Opportunity Fund .................................      46.2
      Small-Cap Value Fund .......................................      34.1

13.   OTHER

      LIQUIDATION

      On May 18, 2006, the Board of Trustees of the Phoenix Insight Funds Trust voted to liquidate the Phoenix Ultra Short Duration Bond Fund. On June 16, 2006, the Fund was liquidated at its net asset value. Upon liquidation, net proceeds received were distributed to the shareholders.

      CHANGE OF AUDITORS

      On May 18, 2006, the Board of Directors replaced KPMG LLP as the Funds' independent auditors, and appointed PricewaterhouseCoopers LLP, the Phoenix Companies mutual fund complex's primary auditors, for the fiscal year ending December 31, 2006. During the two most recent fiscal years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended except KPMG noted the following matter, which may be considered a reportable event, involving internal control over financial

                           PHOENIX INSIGHT FUNDS TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

reporting and its operation when the firm issued its letter in connection with the filing of Registrant's Form N-SAR for the period ended December 31, 2005. The condition was considered by the firm to be a material weakness and was considered in determining the nature, timing and extent of the procedures to be performed in the audit of the financial statements of the Registrant for the year ended December 31, 2005, but did not affect the report issued thereon dated February 22, 2006. The report indicated that the Registrant had contracted with certain affiliated principal service providers that were not staffed appropriately and did not effectively execute all policies and procedures related to the regulatory compliance monitoring process such that conditions of noncompliance that could have had a material effect on the financial statements of the Registrant for the year ended December 31, 2005 which may not have been reflected in those financial statements. The report indicates that management of the Registrant informed KPMG that in order to improve this condition, the Board of Trustees of the Registrant had, among other steps, appointed certain new officers of the Registrant. These executive officers, jointly with the Registrant's Chief Compliance Officer, also implemented policies and procedures and monitored the actions of these principal service providers to improve the regulatory compliance monitoring process and the overall control environment of the Registrant. Certain service providers have been replaced and a new administrator of the Registrant has been appointed since the report of this condition by KPMG.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX INSIGHT FUNDS TRUST (THE "TRUST")
JUNE 30, 2006

      The Board of Trustees is responsible for determining whether to approve the Funds' investment advisory and subadvisory agreements. At a meeting held on March 25, 2006, the Board of the Trust, including a majority of independent Trustees, voted to approve the New Investment Advisory Agreement (the "New Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Trust on behalf of each series or fund of the Trust, and the new investment subadvisory agreements: between Harris Investment Management, Inc. ("HIM") and PIC on behalf of the Insight Government Money Market Fund, Insight Money Market Fund, Insight Tax-Exempt Money Market Fund, Insight Intermediate Government Bond Fund, Insight Intermediate Tax-Exempt Bond Fund, Insight Short/Intermediate Bond Fund, Insight Tax-Exempt Bond Fund, Insight Ultra Short Duration Bond Fund, Insight Balanced Fund, Insight Core Equity Fund, Insight Equity Fund, Insight Index Fund, Insight Small-Cap Growth Fund, Insight Small-Cap Opportunity Fund and Insight Small-Cap Value Fund, between Vontobel Asset Management, Inc. ("Vontobel") and PIC on behalf of Insight Emerging Markets Fund and Insight International Fund and between Seneca Capital Management LLC ("Seneca") and PIC on behalf of the Insight Bond Fund and Insight High Yield Bond Fund (each a "New Subadvisory Agreement").

ADVISORY AGREEMENT CONSIDERATIONS

      The Trustees had previously met with senior officers of Harris N.A., PIC and/or HIM on several occasions to discuss the proposed change of advisers and to consider the qualifications of PIC and HIM. In addition, they received from each of those parties and reviewed substantial written information as requested by them. Throughout that process the Trustees were represented and advised by their own independent legal counsel. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things, the following factors: (a) the decision by HIM and Harris to exit the business of acting as sponsor and principal service provider to U.S. mutual funds; (b) the investment objective and strategy of each Fund; (c) PIC and its affiliates, its current personnel (including particularly those personnel with responsibilities for providing investment oversight and administrative services), and its financial condition, resources and investment and compliance oversight process;
(d) the terms of the Current Advisory Agreement and the terms of the New Advisory Agreement, including the standard of care and termination provisions;
(e) the scope and quality of the services that PIC and its affiliates are expected to provide to the Funds; (f) the structure and rate of advisory fees that would be payable to PIC by the respective Funds, the proposed expense limitations for certain Funds, the structure and rate of advisory fees payable to other advisers by comparable funds, the structure and rate of advisory fees charged by PIC to other clients and possible alternative fee structures; (g) the estimated total expense ratio of each Fund and of comparable funds managed by other advisers; (h) compensation expected to be payable by the Funds to PIC and its affiliates for other services; (i) the compliance record of PIC and its affiliates; (j) the competitive market for mutual funds in different distribution channels; and (k) the financial condition of PIC and its affiliates.

      After consideration of the factors and information referred to above, the Trustees reached several conclusions. They concluded that the proposed nature and extent of PIC's services to the Funds were appropriate and consistent with the terms of the New Advisory Agreement. They also concluded that PIC appeared to be well suited to become the investment adviser of the Funds. In reaching their conclusions, the Trustees considered the factors described above as well as the following:

o PIC's considerable experience serving as a manager of managers for the Phoenix funds, whose portfolios are managed by subadvisers;

o The proposed New Subadvisory Agreement between PIC and HIM, and the resulting continuity of day-to-day portfolio management of the Funds that would be subadvised by HIM;

o The considerable experience of PIC and its affiliates in providing to the Phoenix funds general administrative services, including the preparation of regulatory filings, services to fund shareholders, distribution services and management of the relationships of those funds and PIC with third party service providers;

o The quality of the services of PIC and its affiliates to the Phoenix funds, which appears to be consistent with or superior to quality norms in the mutual fund industry;

o The stated intention of an affiliate of PIC to actively promote the sale of shares of the Funds;

o     The sufficiency of PIC's personnel and their education and experience;

o The soundness of PIC's financial condition and PIC's relationship to a much larger financial services enterprise with very substantial financial resources; and

o The proposed conversion at a later date of the N Shares of each non-money market fund, into Class A Shares of the Fund and the right of holders of those shares to purchase additional Class A Shares of the Fund without a sales load.

      The Trustees concluded that the estimated overall expenses ratio of each surviving class of shares of each Fund, taking into account the contractual expense limits offered by PIC, was comparable to or more favorable than the median expense ratio of its peers as identified by Lipper Inc., and that the fees that each Fund would pay to PIC are reasonable in relation to the nature and quality of the services to be provided, taking into account, among other things, the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees PIC charges to other clients. The Trustees also concluded that the fees that each Fund would pay to PIC, net of subadvisory fees payable to the subadvis-ers by PIC, are reasonable in relation to the nature and quality of the services to be provided by PIC, including, but not limited to, overall management of the Funds' investment program, oversight of the subadvisers and related services, taking into account, among other things, the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees PIC charges to other clients.

      The Trustees concluded that, in addition to the services to be provided by PIC and its affiliates and the fees to be paid by the Funds therefor, the Funds and PIC may potentially benefit from their relationship with each other in other ways. They also concluded that the success of the Funds could attract other business to PIC or other Phoenix funds and that the success of PIC could enhance PIC's ability to serve the Funds.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX INSIGHT FUNDS TRUST (THE "TRUST") (CONTINUED) JUNE 30, 2006

SUBADVISORY AGREEMENT CONSIDERATIONS -- HIM

      Since the commencement of operations of the Trust, the Trustees have met at least quarterly with senior officers of HIM. In addition, as noted above, they met with senior officers of HIM and others to consider the proposed change of investment advisers and the proposed continued engagement of HIM to manage the portfolios of most of the Funds. In addition, they received from HIM and reviewed substantial written information as requested by them. Throughout that process the Trustees were represented and advised by their own independent legal counsel. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: (a) the decision by HIM and Harris to exit the business of acting as sponsor and principal service provider to U.S. mutual funds; (b) the investment objective and strategy of each Fund which HIM would sub-advise; (c) HIM, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to these Funds), and its financial condition, resources and investment process; (d) the terms of the Current Advisory Agreement and the terms of the proposed New Subadvisory Agreement, including the standard of care and termination provisions; (e) the scope and quality of the services that HIM has provided and would continue to provide to those Funds; (f) the structure and rate of advisory fees payable to HIM by PIC, the structure and rate of investment management fees payable to other subadvisers of comparable funds, the structure and rate of investment management fees charged by HIM to other clients; (g) the estimated total expense ratio of each of those Funds and of comparable funds managed by other advisers; (h) the methodology used by HIM in determining the compensation payable to portfolio managers and the competition for investment management talent; (i) HIM's compliance record; and
(j) the competitive market for mutual funds in different distribution channels.

      After consideration of the information referred to above, the Trustees reached several conclusions. They concluded that the nature and extent of HIM's services to the Funds were appropriate and consistent with the terms of the New Subadvisory Agreement. They also concluded that the quality of HIM's investment advisory services to the Funds has been good. In reaching their conclusions, the Trustees considered the factors described above as well as the following:

o Because HIM's principal responsibility would be management of most of the Funds' investment portfolios, the investment performance previously achieved by HIM for those Funds is an important indicator of the quality of services provided;

o The continuity of day-to-day portfolio management for the Funds that would be sub-advised by HIM;

o The quality of HIM's investment management services to the Funds has been consistent with or superior to quality norms in the mutual fund industry;

o HIM has sufficient personnel, with the appropriate education and experience, to serve the investment management needs of Funds effectively, and has demonstrated its ability to attract and retain well qualified investment management personnel; and

o HIM's financial condition is sound, and HIM is part of a much larger financial services enterprise with very substantial financial resources.

      The Trustees concluded that the fees that PIC will pay to HIM under the New Subadvisory Agreement are reasonable in relation to the nature and quality of the services to be provided, taking into account, among other things, the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees HIM charges to other clients.

      The Trustees concluded that, other than the services to be provided by HIM to the Funds pursuant to the proposed agreement and the fees to be paid by PIC therefore, the Funds and HIM may potentially benefit from their relationship with each other in other ways. They concluded that HIM would benefit from the receipt of research products and services to be acquired through commissions paid on portfolio transactions of the Funds and that the Funds would benefit from HIM's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of HIM. They also concluded that success of the Funds could attract other business to HIM and that the success of HIM could enhance HIM's ability to serve the Funds.

SUBADVISORY AGREEMENT CONSIDERATIONS -- VONTOBEL

      The Trustees received from Vontobel and reviewed substantial written information as requested by them. Throughout that process the Disinterested Trustees were represented and advised by their own independent legal counsel. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: (a) the investment objective and strategy of each of Insight International Fund and Insight Emerging Markets Fund; (b) Vontobel, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to each of Insight International Fund and Insight Emerging Markets Fund), and its financial condition, resources and investment process;
(c) the terms of the Current Subadvisory Agreement with Hansberger Global Investors, Inc. and the terms of the proposed New Subadvisory Agreement with Vontobel, including the standard of care and termination provisions; (d) the scope and quality of the services that Vontobel will provide to each Fund; (e) the structure and rate of subadvisory fees payable to Vontobel, the structure and rate of investment management fees payable to other subadvisers of comparable funds, the structure and rate of investment management fees charged by Vontobel to other clients and possible alternative fee structures; (f) the estimated total expense ratio of each Fund and of comparable funds managed by other advisers; (g) the methodology used by Vontobel in determining the compensation payable to portfolio managers and the competition for investment management talent; (h) Vontobel's compliance record; and (i) the competitive market for mutual funds in different distribution channels.

      After consideration of the information referred to above, the Trustees reached several conclusions. They concluded that the nature and extent of Vontobel's services to be provided to each of Insight International Fund and Insight Emerging Markets Fund were appropriate and consistent with the terms of the New Subadvisory Agreement. In reaching their conclusion, the Trustees considered the factors described above as well as the following:

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX INSIGHT FUNDS TRUST (THE "TRUST") (CONTINUED) JUNE 30, 2006

o Because Vontobel's principal responsibility would be management of the investment portfolios of the Insight International Fund and Insight Emerging Markets Fund, the investment performance previously achieved by Vontobel for other clients is an important indicator of the quality of services to be provided;

o Vontobel has sufficient personnel, with the appropriate education and experience, to serve investment management needs of each of the Funds effectively and has demonstrated its ability to attract and retain well qualified personnel; and

o Vontobel's financial condition is sound, and Vontobel is part of a larger financial services enterprise with substantial financial resources.

      The Trustees concluded that the fees that Phoenix will pay to Vontobel under the New Subadvisory Agreement are reasonable in relation to the nature and quality of the services to be provided, taking into account, among other things, the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Vontobel charges to other clients.

      The Trustees concluded that, in addition to services to be provided by Vontobel to each Fund pursuant to the New Subadvisory Agreement and the fees to be paid by PIC therefor, each Fund and Vontobel may potentially benefit from their relationship with each other in other ways. They concluded that Vontobel would benefit from the receipt of research products and services to be acquired through commissions paid on portfolio transactions of the Fund and that the Funds would benefit from Vontobel's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Vontobel. They also concluded that success of the Fund could attract other business to Vontobel or its other funds and that the success of Vontobel could enhance Vontobel's ability to serve the Funds.

SUBADVISORY AGREEMENT CONSIDERATIONS -- SENECA

      The Trustees received from Seneca and reviewed substantial written information as requested by them. Throughout that process the Trustees were represented and advised by their own independent legal counsel. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: (a) the investment objective and strategy of each of Insight Bond Fund and Insight High Yield Fund; (b) Seneca, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Funds), and its financial condition, resources and investment process; (c) the terms of the Current Advisory Agreement with respect to the Insight Bond Fund and the Current Subadvisory Agreement with respect to the Insight High Yield Bond Fund and the terms of the proposed New Subadvisory Agreement with respect to each of those Funds, including the standard of care and termination provisions; (d) the scope and quality of the services that Seneca would provide to the respective Funds;
(e) the structure and rate of advisory fees payable to Seneca by PIC, the structure and rate of investment management fees payable to other subadvisers of comparable funds, the structure and rate of investment management fees charged by Seneca to other clients and possible alternative fee structures; (f) the estimated total expense ratio of each of those Funds and of comparable funds managed by other advisers; (g) the methodology used by Seneca in determining the compensation payable to portfolio managers and the competition for investment management talent; (h) Seneca's compliance record; and (i) the competitive market for mutual funds in different distribution channels.

      After consideration of the information referred to above, the Trustees reached several conclusions. They concluded that the nature and extent of Seneca's services to be provided to the Insight Bond Fund and Insight High Yield Bond Fund were appropriate and consistent with the terms of the New Subadvisory Agreement. In reaching their conclusion, the Trustees considered the factors described above as well as the following:

o Because Seneca's principal responsibility would be management of the investment portfolios of the Insight Bond Fund and Insight High Yield Bond Fund, the investment performance previously achieved by Seneca for other clients is an important indicator of the quality of services provided;

o Seneca has sufficient personnel, with the appropriate education and experience, to serve the investment management needs of each of the Funds effectively and has demonstrated its ability to attract and retain well qualified personnel; and

o Seneca's financial condition is sound, and Seneca is part of a much larger financial services enterprise with very substantial financial resources.

      The Trustees concluded that the fees that PIC will pay to Seneca under the New Subadvisory Agreement are reasonable in relation to the nature and quality of the services to be provided, taking into account, among other things, the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Seneca charges to other clients.

      The Trustees concluded that, in addition to the services to be provided by Seneca to the Funds pursuant to the proposed agreements and the fees to be paid by PIC therefor, the Funds and Seneca may potentially benefit from their relationship with each other in other ways. They also concluded that success of the Funds could attract other business to Seneca or its other funds and that the success of Seneca could enhance Seneca's ability to serve the Funds.

                           PHOENIX INSIGHT FUNDS TRUST
                         RESULTS OF SHAREHOLDER MEETING
                                  MAY 11, 2006

      A Special Meeting of the Shareholders of Harris Insight Funds Trust was held on May 11, 2006, to approve the following matters:

            1. Elect Trustees.

            2. Approve a new advisory agreement for each Fund between the Trust and Phoenix Investment Counsel ("PIC").

            3. Approve a new subadvisory agreement between PIC and Harris
               Investment Management, Inc ("HIM") for each Fund except for the International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund.

            4. Approve a new subadvisory agreement for agreement between PIC and Vontobel Asset Management, Inc. ("Vontobel") for International Fund and Emerging Markets Fund.

            5. Approve a new subadvisory agreement between PIC and Seneca
               Capital Management LLC ("Seneca") for Bond Fund and High Yield Bond Fund.

            6. Approve a proposal to permit PIC to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

NUMBER OF VOTES:

1.    Election of Trustees

                                                       FOR          WITHHELD
                                                       ---         ----------
      E. Virgil Conway .......................    7,769,441,117    10,052,302
      Harry Dalzell-Payne ....................    7,769,663,274     9,830,145
      Daniel T. Geraci .......................    7,769,745,395     9,748,024
      Francis E. Jeffries ....................    7,769,848,789     9,644,631
      Leroy Keith, Jr. .......................    7,769,458,756    10,034,663
      Marilyn E. LaMarche ....................    7,769,665,807     9,827,612
      Philip R. McLoughlin ...................    7,769,865,571     9,627,848
      Geraldine M. McNamara ..................    7,769,754,375     9,739,044
      James M. Oates .........................    7,769,491,921    10,001,498
      Richard E. Segerson ....................    7,769,797,782     9,695,638
      Ferdinand L. J. Verdonck ...............    7,769,422,339    10,071,080

GOVERNMENT MONEY MARKET FUND

                                                                                                                    BROKER
                                                                        FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                   -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ............     239,041,422        3,525,831      289,501             0
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ............................................     239,284,594        3,282,174      289,985             0
6.    Approval to permit PIC to modify subadvisory agreements ..      97,624,364      144,387,716      844,674             0

MONEY MARKET FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............   3,150,245,910        4,475,064    6,765,951    105,475,893
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................   3,151,232,893        3,469,568    6,784,463    105,475,893
6.    Approval to permit PIC to modify subadvisory agreements .....   1,908,592,295    1,246,076,875    6,817,755    105,475,893

                           PHOENIX INSIGHT FUNDS TRUST
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                  MAY 11, 2006

TAX-EXEMPT MONEY MARKET FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............   1,125,325,397           67,502   15,370,000          4,684
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................   1,125,325,397           67,502   15,370,000          4,684
6.    Approval to permit PIC to modify subadvisory agreements .....     158,930,026      966,604,471   15,228,402          4,684

BOND FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     173,999,450                0       19,375      3,142,023
5.    Approval of New Subadvisory Agreement between
      PIC and Seneca ..............................................     173,995,554                0       23,271      3,142,023
6.    Approval to permit PIC to modify subadvisory agreements .....       8,996,945      164,998,609       23,271      3,142,023

HIGH YIELD BOND FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............      58,291,241           13,686            0     10,240,699
5.    Approval of New Subadvisory Agreement between
      PIC and Seneca ..............................................      58,291,241           13,686            0     10,240,699
6.    Approval to permit PIC to modify subadvisory agreements .....         223,375       58,081,552            0     10,240,699

INTERMEDIATE GOVERNMENT BOND FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............      16,181,518           20,592            0      3,219,198
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................      16,181,518           20,592            0      3,219,198
6.    Approval to permit PIC to modify subadvisory agreements .....         801,803       15,400,306            0      3,219,198

INTERMEDIATE TAX-EXEMPT BOND FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     208,310,932          434,573      268,059     29,755,302
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................     208,375,778          434,573      203,213     29,755,302
6.    Approval to permit PIC to modify subadvisory agreements .....       9,838,026      199,006,093      169,445     29,755,302

SHORT/INTERMEDIATE BOND FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     240,991,292          376,160      200,763     12,444,691
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................     240,991,292          376,160      200,763     12,444,691
6.    Approval to permit PIC to modify subadvisory agreements .....       3,098,987      238,268,455      200,773     12,444,691

                           PHOENIX INSIGHT FUNDS TRUST
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                  MAY 11, 2006

TAX-EXEMPT BOND FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............      76,143,596          201,885       70,078     29,206,041
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................      76,105,549          142,797      167,214     29,206,041
6.    Approval to permit PIC to modify subadvisory agreements .....       4,076,433       72,238,921      100,206     29,206,041

ULTRA SHORT DURATION BOND FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............      15,538,812                0            0        242,326
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................      15,538,812                0            0        242,326
6.    Approval to permit PIC to modify subadvisory agreements .....               0       15,538,812            0        242,326

BALANCED FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............      70,170,828           10,332       10,823      9,959,892
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................      69,992,171           10,332      189,480      9,959,892
6.    Approval to permit PIC to modify subadvisory agreements .....       2,660,576       67,341,928      189,480      9,959,892

CORE EQUITY FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     142,225,487           94,031       29,894      7,074,401
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................     142,239,113           80,405       29,894      7,074,401
6.    Approval to permit PIC to modify subadvisory agreements .....       3,225,341      139,095,981       28,090      7,074,401

EMERGING MARKETS FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     334,314,842          104,281        7,728      7,859,875
4.    Approval of New Subadvisory Agreement between PIC
      and Vontobel. ...............................................     334,336,222           82,900        7,728      7,859,875
6.    Approval to permit PIC to modify subadvisory agreements .....       5,232,504      329,175,597       18,749      7,859,875

EQUITY FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     271,710,723          211,008       13,132     16,814,835
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................     271,698,878          222,852       13,132     16,814,835
6.    Approval to permit PIC to modify subadvisory agreements .....      38,006,613      233,912,573       15,677     16,814,835

                           PHOENIX INSIGHT FUNDS TRUST
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                  MAY 11, 2006

INDEX FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............      63,920,708          221,164        7,186      6,572,013
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................      63,920,708          221,164        7,186      6,572,013
6.    Approval to permit PIC to modify subadvisory agreements .....       7,673,327       56,468,525        7,206      6,572,013

INTERNATIONAL FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     246,853,857          153,679            0     16,973,373
4.    Approval of New Subadvisory Agreement between PIC
      and Vontobel. ...............................................     246,853,857          153,679            0     16,973,373
6.    Approval to permit PIC to modify subadvisory agreements .....       7,559,414      239,448,084           38     16,973,373

SMALL-CAP GROWTH FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............      18,725,233                0            0        101,706
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................      18,725,233                0            0        101,706
6.    Approval to permit PIC to modify subadvisory agreements .....         282,901       18,442,332            0        101,706

SMALL-CAP OPPORTUNITY FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     497,092,782          823,491      418,012     73,951,515
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................     497,194,485          730,922      408,878     73,951,515
6.    Approval to permit PIC to modify subadvisory agreements .....      26,068,266      471,858,884      407,134     73,951,515

SMALL-CAP VALUE FUND

                                                                                                                       BROKER
                                                                           FOR            AGAINST        ABSTAIN      NON-VOTES
                                                                      -------------    -------------   ----------   ------------
2.    Approval of New Investment Advisory Agreement ...............     380,757,744          545,077      433,560     81,420,762
3.    Approval of New Subadvisory Agreement between PIC
      and HIM, Inc. ...............................................     380,698,993          588,811      448,577     81,420,762
6.    Approval to permit PIC to modify subadvisory agreements .....      71,128,282      310,183,523      424,576     81,420,762

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of June 30, 2006, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

-------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND            LENGTH OF        OVERSEEN BY                        DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED         TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway             Since 2006                71         Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC                                         (2001-present); Trustee/Director, Phoenix Funds Complex
101 Park Avenue                                                   (1983-present); Trustee/Director, Realty Foundation of New
New York, NY 10178                                                York (1972-present); Josiah Macy, Jr. Foundation (Honorary)
DOB: 8/2/29                                                       (2004-present); Pace University (Director/Trustee Emeritus)
                                                                  (2003-present), Greater New York Councils, Boy Scouts of
                                                                  America (1985-present); The Academy of Political Science
                                                                  (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                                  Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                                  (2004-present), Director/Trustee, The Harlem Youth
                                                                  Development Foundation (Chairman) (1998-2002); Metropolitan
                                                                  Transportation Authority (Chairman) (1992-2001), Trism, Inc.
                                                                  (1994-2001); Consolidated Edison Company of New York, Inc.
                                                                  (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                  Centennial Insurance Company (1974-2002), Union Pacific
                                                                  Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                                  Fund (Advisory Director) (1990-2000), Accuhealth
                                                                  (1994-2002), Pace University (1978-2003), New York Housing
                                                                  Partnership Development Corp. (Chairman) (1981-2003), Josiah
                                                                  Macy, Jr. Foundation (1975-2004).
-------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne          Since 2006                71         Retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court                                            (1983-present).
Elmore, GLOS, GL2 3NT
U.K.
DOB: 9/8/29
-------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries          Since 2006                72         Director, The Empire District Electric Company (1984-2004);
8477 Bay Colony Dr. #902                                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
-------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.             Since 2006                69         Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.                                         (2001-present); Director/Trustee; Evergreen Funds (six
736 Market Street, Ste.                                           portfolios) (1989-present). Trustee, Phoenix Funds Family
1430                                                              (1980-present), Director, Diversapak (2002-present); Obaji
Chattanooga, TN 37402                                             Medical Products Company (2002-present); Director, Lincoln
DOB: 2/14/39                                                      Educational Services (2002-2004); Chairman, Carson Products
                                                                  Company (cosmetics) (1998-2000).
-------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

-------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF        OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED         TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara        Since 2006               71          Retired. Trustee/Director, Phoenix Funds Complex
40 East 88th Street                                               (2001-present). Managing Director, U.S. Trust Company of New
New York, NY 10128                                                York (private bank) (1982-2006).
DOB: 4/17/51
-------------------------------------------------------------------------------------------------------------------------------
James M. Oates(1)            Since 2006               69          Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
c/o Northeast Partners                                            Markets, Inc.) (financial services) (1997-present);
150 Federal Street,                                               Trustee/Director, Phoenix Funds Family (1987-present);
Suite 1000                                                        Managing Director, Wydown Group (consulting firm) (1994-
Boston, MA 02110                                                  present); Director, Investors Financial Service Corporation
DOB: 5/31/46                                                      (1995-present), Investors Bank & Trust Corporation
                                                                  (1995-present), Stifel Financial (1996-present), Connecticut
                                                                  River Bancorp (1998-present), Connecticut River Bank
                                                                  (1999-present), Trust Company of New Hampshire
                                                                  (2002-present), Chairman, Emerson Investment Management, Inc.
                                                                  (2000-present); Independent Chairman, John Hancock Trust
                                                                  (since 2005); Trustee, John Hancock Funds II and John Hancock
                                                                  Funds III (since 2005); Trustee, John Hancock Trust
                                                                  (2004-2005); Director/Trustee, AIB Govett Funds (six
                                                                  portfolios) (1991-2000), Command Systems, Inc. (1998-2000),
                                                                  Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                                  (formerly 1Mind.com) (2000-2002); Plymouth Rubber Co. (1995-
                                                                  2003), Director and Treasurer, Endowment for Health, Inc.
                                                                  (2000-2004).
-------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson          Since 2006               69          Managing Director, Northway Management Company
73 Biggs Way                                                      (1998-present). Trustee/Director, Phoenix Funds Family
Chatham, MA 02633                                                 (1983-present).
DOB: 2/16/46
-------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck     Since 2006               30          Director, Banco Urquijo (Chairman)(1998-present). Trustee,
Nederpolder, 7                                                    Phoenix Funds Family (2002-present). Director EASDAQ
B-9000 Gent, Belgium                                              (Chairman)(2001-present), The JP Morgan Fleming Continental
DOB: 7/30/42                                                      European Investment Trust (1998-present), Groupe
                                                                  SNEF(1998-present), Santens N.V.(1999-present). Managing
                                                                  Director, Almanij N.V. (1992-2003). Director, KBC Bank and
                                                                  Insurance Holding Company (Euronext) (1992-2003), KBC Bank
                                                                  (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                                  Luxembourgeoise (1992-2003), Investco N.V. (1992-2003),
                                                                  Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003), Almafin
                                                                  N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber of
                                                                  Commerce for Belgium and Luxemburg (1995-2001), Phoenix
                                                                  Investment Partners, Ltd. (1995-2001). Director, Degussa
                                                                  Antwerpen N.V. (1998-2004),
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

-------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS             LENGTH OF         OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH          TIME SERVED          TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci(2)          Since 2006               30          Executive Vice President, Asset Management, The Phoenix
DOB: 6/12/57                                                      Companies, Inc. (2003-present); Director, Chairman,
                                                                  President and Chief Executive Officer, Phoenix Investment
                                                                  Partners, Ltd. (2003-present); President, Phoenix Equity
                                                                  Planning Corporation (2005-present); President, DPCM
                                                                  Holding, Inc. (2005-present); President, Capital West
                                                                  Asset Management, LLC (2005-present); Director and
                                                                  President, Phoenix Investment Counsel, Inc. (2003-present);
                                                                  Director, Pasadena Capital Corporation (2003-present);
                                                                  President, Euclid Advisers, LLC (2003-present); Director and
                                                                  Chairman, PXP Institutional Markets Group, Ltd.
                                                                  (2003-present); Director and President, Rutherford Financial
                                                                  Corporation (2003-present); Director, DPCM Holding, Inc.
                                                                  (2003-present); President, Phoenix Zweig Advisers, LLC
                                                                  (2003-present); Director and Chairman, Phoenix Equity
                                                                  Planning Corporation (2003-present); Director and Chairman,
                                                                  Duff & Phelps Investment Management Company (2003-present);
                                                                  Director, Capital West Asset Management, LLC (2003-present);
                                                                  Chief Executive Officer and President, The Zweig Fund, Inc.
                                                                  and The Zweig Total Return Fund, Inc. (2004-present);
                                                                  President, the Phoenix Funds Family (2004-present); Chief
                                                                  Sales and Marketing Officer, Phoenix Equity Planning
                                                                  Corporation (2003-2005); President and Chief Executive
                                                                  Officer of North American investment operations, Pioneer
                                                                  Investment Management USA, Inc. (2001-2003); President of
                                                                  Private Wealth Management Group & Fidelity Brokerage
                                                                  Company, Fidelity Investments (1996-2001).
-------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(3)       Since 2006               69          Limited Managing Director, Lazard Freres & Co. LLC
Lazard Freres & Co. LLC                                           (1997-present). Trustee/Director, Phoenix Funds Family
30 Rockefeller Plaza,                                             (2002-present). Director, The Phoenix Companies, Inc.
59th Floor                                                        (2001-2005) and Phoenix Life Insurance Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
-------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(4)      Since 2006               97          Director, PXRE Corporation (Reinsurance) (1985-present);
200 Bridge Street                                                 World Trust Fund (1991-present), Director/Trustee, Phoenix
Chatham, MA 02633                                                 Funds Complex (1989-present); Management Consultant
DOB: 10/23/46                                                     (2002-2004), Chairman (1997-2002), Chief Executive Officer
                                                                  (1995-2002) and Director (1995-2002), Phoenix Investment
                                                                  Partners, Ltd.; Director and Executive Vice President, The
                                                                  Phoenix Companies, Inc. (2000-2002); Director (1994-2002)
                                                                  and Executive Vice President, Investments (1987-2002),
                                                                  Phoenix Life Insurance Company; Director (1983-2002) and
                                                                  Chairman (1995-2002), Phoenix Investment Counsel, Inc.;
                                                                  Director (1982-2002), Chairman (2000-2002) and President
                                                                  (1990-2000), Phoenix Equity Planning Corporation; Chairman
                                                                  and President, Phoenix/Zweig Advisers LLC (2001-2002);
                                                                  Director (2001-2002) and President (April 2002-September
                                                                  2002), Phoenix Investment Management Company; Director and
                                                                  Executive Vice President, Phoenix Life and Annuity Company
                                                                  (1996-2002); Director (1995-2000), Executive Vice President
                                                                  (1994-2002), and Chief Investment Counsel (1994-2002), PHL
                                                                  Variable Insurance Company; Director, Phoenix National Trust
                                                                  Holding Company (2001-2002); Director (1985-2002), Vice
                                                                  President (1986-2002) and Executive Vice President (April
                                                                  2002-September 2002), PM Holdings, Inc.; Director, WS
                                                                  Griffith Associates, Inc. (1995-2002); Director, WS Griffith
                                                                  Securities, Inc. (1992-2002).
-------------------------------------------------------------------------------------------------------------------------------

(2) Mr. Geraci is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position as Executive Vice President, Asset Management, The Phoenix Companies Inc. and his position as Director, President and Chief Executive Officer, Phoenix Investment Partners, Ltd.

(3) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(4) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-------------------------------------------------------------------------------------------------------------------------
                               POSITION(S) HELD WITH
    NAME, ADDRESS AND           TRUST AND LENGTH OF                           PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                 TIME SERVED                                 DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
George R. Aylward           Executive Vice President     Senior Vice President and Chief Operating Officer, Asset
DOB: 8/17/64                since 2006                   Management, The Phoenix Companies, Inc. (2004-present).
                                                         Executive Vice President and Chief Operating Officer, Phoenix
                                                         Investment Partners, Ltd. (2004-present). Vice President,
                                                         Phoenix Life Insurance Company (2002-2004). Vice President, The
                                                         Phoenix Companies, Inc. (2001-2004). Vice President, Finance,
                                                         Phoenix Investment Partners, Ltd. (2001-2002). Assistant
                                                         Controller, Phoenix Investment Partners, Ltd. (1996-2001).
                                                         Executive Vice President, certain funds within the Phoenix Funds
                                                         Family (2004-present).
-------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss            Senior Vice President        Assistant Treasurer (2001-present), Vice President, Fund
DOB: 11/24/52               since 2006                   Accounting (1994-2000), Phoenix Equity Planning Corporation.
                                                         Vice President, Phoenix Investment Partners, Ltd.
                                                         (2003-present). Senior Vice President, the Phoenix Funds Family
                                                         (since 2006). Vice President, The Phoenix Edge Series Fund
                                                         (1994-present), Treasurer, The Zweig Fund Inc. and the Zweig
                                                         Total Return Fund Inc. (2003-present). Chief Financial Officer
                                                         (2005-2006) and Treasurer (1994-2006), or Assistant Treasurer
                                                         (2005-2006), certain funds within the Phoenix Fund Complex.
-------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President since  Senior Vice President, Asset Management Product Development, The
DOB: 7/27/62                2006                         Phoenix Companies, Inc. (since 2006), Senior Vice President,
                                                         Asset Management Product Development, Phoenix Investment
                                                         Partners, Ltd. (2005-present), Senior Vice President and Chief
                                                         Administrative Officer, Phoenix Investment Partners, Ltd.,
                                                         (2003-2004). Senior Vice President and Chief Administrative
                                                         Officer, Phoenix Equity Planning Corporation (1999-2003), Senior
                                                         Vice President, certain funds within the Phoenix Fund Family
                                                         (2004-present).
-------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                Vice President and Chief     Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-DiMenna           Compliance Officer since     (1989-present); Vice President and Chief Compliance Officer,
  Associates, LLC           2006                         certain Funds within the Phoenix Fund Complex (2004-present);
900 Third Avenue                                         Vice President, The Zweig Total Return Fund, Inc.
New York, NY 10022                                       (2004-present); Vice President, The Zweig Fund, Inc.
DOB: 9/23/45                                             (2004-present); President and Director of Watermark Securities,
                                                         Inc. (1991-present); Assistant Secretary of Gotham Advisors Inc.
                                                         (1990-present); Secretary, Phoenix-Zweig Trust (1989-2003);
                                                         Secretary, Phoenix-Euclid Market Neutral Fund (1999-2002).
-------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley          Chief Financial Officer and  Second Vice President, Fund Administration, Phoenix Equity
DOB: 3/2/72                 Treasurer since 2006         Planning Corporation (2004-present). Chief Financial Officer and
                                                         Treasurer (2006-present) or Chief Financial Officer and
                                                         Treasurer (2005-present), certain funds within the Phoenix Fund
                                                         Family. Vice President, Chief Financial Officer, Treasurer and
                                                         Principal Accounting Officer, The Phoenix Edge Series Fund
                                                         (since 2006). Assistant Treasurer, certain funds within the
                                                         Phoenix Fund Complex (2004-2006). Senior Manager (2002-2004),
                                                         Manager (2000-2002), Audit, Deloitte & Touche, LLP.
-------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr               Vice President, Chief Legal  Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row            Officer, Counsel and         2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102          Secretary since 2006.        Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/30/54                                             2005-present). Compliance Officer of Investments and Counsel,
                                                         Travelers Life & Annuity Company (January 2005-May 2005).
                                                         Assistant General Counsel, The Hartford Financial Services Group
                                                         (1999-2005).
-------------------------------------------------------------------------------------------------------------------------

PHOENIX INSIGHT FUNDS TRUST

101 Munson Street
Greenfield, MA 01301-9668

  TRUSTEES
  E. Virgil Conway
  Harry Dalzell-Payne
  Daniel T. Geraci
  Francis E. Jeffries
  Leroy Keith, Jr.
  Marilyn E. LaMarche
  Philip R. McLoughlin, Chairman
  Geraldine M. McNamara
  James M. Oates
  Richard E. Segerson
  Ferdinand L. J. Verdonck

  OFFICERS
  Daniel T. Geraci, President
  George R. Aylward, Executive Vice President
  Nancy G. Curtiss, Senior Vice President
  Francis G. Waltman, Senior Vice President
  Marc Baltuch, Vice President and Chief
     Compliance Officer
  W. Patrick Bradley, Chief Financial Officer and Treasurer
  Kevin J. Carr, Vice President, Chief Legal Officer,
     Counsel and Secretary

  INVESTMENT ADVISER
  Phoenix Investment Counsel, Inc.
  56 Prospect Street
  Hartford, CT 06115-0480

  PRINCIPAL UNDERWRITER
  Phoenix Equity Planning Corporation
  One American Row
  Hartford, CT 06103-2899

  TRANSFER AGENT
  Phoenix Equity Planning Corporation
  One American Row
  Hartford, CT 06103-2899

  CUSTODIAN
  PFPC Trust Co.
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  HOW TO CONTACT US
  Mutual Fund Services                             1-800-243-1574
  Advisor Consulting Group                         1-800-243-4361
  Telephone Orders                                 1-800-367-5877
  Text Telephone                                   1-800-243-1926
  Web site                                       PHOENIXFUNDS.COM

              ----------------------------------------------------
              IMPORTANT NOTICE TO SHAREHOLDERS

              The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
              ----------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

PHOENIXFUNDS(SM) [LOGO]

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.
                                                                            8-06
PXP4550
BPD29418


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Insight Funds Trust
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date         September 5, 2006
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date         September 5, 2006
    --------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -----------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         September 5, 2006
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.